UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09253

Wells Fargo Funds Trust

(Exact name of registrant as specified in charter)

525 Market St., San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market St., San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: August 31

Registrant is making a filing for 10 of its series:

Wells Fargo Advantage Adjustable Rate Government Fund, Wells Fargo Advantage Conservative Income Fund, Wells Fargo Advantage Government Securities Fund, Wells Fargo Advantage High Income Fund, Wells Fargo Advantage High Yield Bond Fund, Wells Fargo Advantage Income Plus Fund, Wells Fargo Advantage Short Duration Government Bond Fund, Wells Fargo Advantage Short-Term Bond Fund, Wells Fargo Advantage Short-Term High Yield Bond Fund, and Wells Fargo Advantage Ultra Short-Term Income Fund.

Date of reporting period: February 28, 2015

ITEM 1.	REPORT TO STOCKHOLDERS

Wells Fargo Advantage

Adjustable Rate Government Fund

Semi-Annual Report

February 28, 2015

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

*	A complete schedule of portfolio holdings as of the report date may be obtained, free of charge, by accessing the following website: http://a584.g.akamai.net/f/584/1326/1d/www.wellsfargoadvantagefunds.com/pdf/semi/holdings/adjustablerategovt.pdf or by calling Wells Fargo Advantage Funds at 1-800-222-8222. This complete schedule, filed on Form N-CSRS, is also available on the SEC’s website at sec.gov.

The views expressed and any forward-looking statements are as of February 28, 2015, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Advantage Adjustable Rate Government Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Major central banks continued to inject liquidity into global banks and markets through various accommodative monetary policies, including quantitative easing.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage Adjustable Rate Government Fund for the six-month period that ended February 28, 2015. The period was marked by low interest rates, a large decline in oil prices, and moderate U.S. economic growth. Investment-grade bonds, as measured by the Barclays U.S. Aggregate Bond Index1, returned 2.25% during the period.

Major central banks continued to provide stimulus.

Major central banks continued to inject liquidity into global banks and markets through various accommodative monetary policies, including quantitative easing. In the U.S., the Federal Reserve (Fed) kept its key interest rate near zero in order to support the economy and the financial system. It ended its quantitative easing program in October 2014 and also set expectations for it to begin normalizing monetary policy with higher target ranges for the federal funds rate in 2015.

Meanwhile, European markets continued to benefit from the European Central Bank’s (ECB’s) willingness to maintain low interest rates. In September 2014, the ECB cut its key rate to a historic low of 0.05%. In addition to its targeted longer-term refinancing operations that are designed to increase bank lending, the ECB said it intends to increase the size of its balance sheet, a result of quantitative easing, by buying eurozone government bonds. In Japan, the Bank of Japan maintained an aggressive monetary program aimed at combating deflation.

U.S. economic growth was moderate, and oil prices plummeted.

Economic growth advanced during the reporting period, the unemployment rate ticked lower to 5.5% as of February 2015, and inflation remained below the Fed’s longer-run objective of a 2% pace. The period was also marked by dramatically lower oil prices, which fell from more than $90 per barrel at the end of August 2014 to below $50 per barrel at the end of February 2015. While lower oil prices benefited consumers of oil products, the lower prices pressured companies within the energy sector.

Longer-dated securities and higher-rated credits were top performers.

Ten-year U.S. Treasury rates declined during the period, from 2.35% at end of August 2014 to 2.03% by the end of February 2015, benefiting both from safe-haven status as well as relative attractiveness to global investors. With the U.S. economy the furthest along its business cycle, the level of interest rates in the U.S. and Europe diverged. The 10-year U.S. Treasury yield was 2.03% at the end of February 2015 compared with 0.30% for 10-year German government yields, 173 basis points (bps; 100 bps equals 1.00%) higher. This was largely attributed to the Fed being closer to eventually increasing interest rates while the ECB potentially needs to further increase, rather than scale back, its amount of accommodation. Further, U.S. economic activity was healthier than Europe’s.

Treasury bonds with maturities greater than 20 years returned more than 10% during the six-month period that ended February 28, 2015, according to the Barclays U.S. Aggregate Bond Index. This was due, in part, to strong demand from overseas investors because yields in Europe and Japan were substantially lower than U.S. yields. In addition, because the dollar strengthened, the returns from Treasuries were even higher for foreign-domiciled investors. Longer-maturity debt across all sectors outperformed shorter-dated securities.

[1]	The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar–denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Advantage Adjustable Rate Government Fund	3

Investment-grade corporate bonds returned 2.29% during the six-month reporting period, according to the Barclays U.S. Aggregate Bond Index, and AAA-rated2 bonds had higher returns than BBB-rated bonds. Lower-rated credits, including high yield, underperformed as oil prices fell dramatically. Not only were many energy and mining companies negatively affected, but investor trepidation about weak global growth caused investment-grade spreads to modestly widen while high-yield spreads widened substantially.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Advantage Funds offers more than 100 mutual funds and other investments spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future.

[2]	The ratings indicated are from Standard & Poor’s, Moody’s Investors Service, and/or Fitch Ratings Ltd. Standard & Poor’s rates the creditworthiness of bonds from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Moody’s rates the creditworthiness of bonds from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Fitch rates the creditworthiness of bonds from AAA (highest) to D (lowest).

4	Wells Fargo Advantage Adjustable Rate Government Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks current income consistent with capital preservation.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Michael J. Bray, CFA

Christopher Y. Kauffman, CFA

Average annual total returns1 (%) as of February 28, 2015

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (ESAAX)	6-30-2000	(1.58)	1.00	2.11	0.47	1.40	2.32	0.79	0.74
Class B (ESABX)*	6-30-2000	(1.88)	0.82	2.02	(0.39)	0.82	2.02	1.54	1.49
Class C (ESACX)	6-30-2000	(1.28)	0.64	1.56	(0.28)	0.64	1.56	1.54	1.49
Administrator Class (ESADX)	7-30-2010	–	–	–	0.61	1.54	2.47	0.73	0.60
Institutional Class (EKIZX)	10-1-1991	–	–	–	0.75	1.67	2.59	0.46	0.46
Barclays 6-Month Treasury Bill Index[4]	–	–	–	–	0.13	0.22	1.84	–	–
*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 2.00%. For Class B shares, the maximum contingent deferred sales charge is 1.50%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contigent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest-rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. Securities issued by U.S. government agencies or government sponsored entities may not be guaranteed by the U.S. Treasury. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to mortgage-and asset-backed securities risk. Consult the Fund’s prospectus for additional information on these and other risks. The U.S. government guarantee applies to certain underlying securities and not to shares of the Fund.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage Adjustable Rate Government Fund	5

Ten largest long-term holdings[5] (%) as of February 28, 2015
FNMA Series 2003-W18 Class 2A, 3.43%, 6-25-2043	1.20
FNMA, 2.80%, 11-1-2035	1.03
FHLMC Series T-67 Class 1A1C, 2.92%, 3-25-2036	0.99
FNMA, 2.40%, 2-1-2036	0.99
FHLMC, 1.86%, 7-1-2034	0.98
FHLMC, 2.48%, 9-1-2030	0.89
FNMA Series 2002-66 Class A3, 3.12%, 4-25-2042	0.86
FNMA Series 2006-W1 Class 3A, 2.15%, 10-25-2045	0.83
FNMA, 2.33%, 12-1-2040	0.80
FNMA Series 2004-W15 Class 3A, 2.63%, 6-25-2044	0.78

Portfolio allocation[6] as of February 28, 2015

[1]	Historical performance shown for Administrator Class shares prior to their inception reflects the performance of Institutional Class shares, adjusted to reflect the higher expenses applicable to Administrator Class shares. Historical performance shown for all classes of the Fund prior to July 12, 2010, is based on the performance of the Fund’s predecessor, Evergreen Adjustable Rate Fund.

[2]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]	The Adviser has committed through December 31, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amounts shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

[4]	The Barclays 6-Month Treasury Bill Index tracks the performance and attributes of recently issued 6-month U.S. Treasury Bills. The index follows Barclays’ monthly rebalancing conventions. You cannot invest directly in an index.

[5]	The ten largest long-term holdings are calculated based on the value of the securities divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[6]	Amounts are calculated based on the total long-term investments of the Fund. These percentages are subject to change and may have changed since the date specified.

6	Wells Fargo Advantage Adjustable Rate Government Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from September 1, 2014 to February 28, 2015.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 9-1-2014	Ending account value 2-28-2015	Expenses paid during the period[1]	Net annualized expense ratio
Class A
Actual	$1,000.00	$1,000.58	$3.67	0.74%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.12	$3.71	0.74%
Class B
Actual	$1,000.00	$996.94	$7.28	1.47%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.50	$7.35	1.47%
Class C
Actual	$1,000.00	$996.86	$7.38	1.49%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.41	$7.45	1.49%
Administrator Class
Actual	$1,000.00	$1,001.27	$2.98	0.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.82	$3.01	0.60%
Institutional Class
Actual	$1,000.00	$1,001.99	$2.23	0.45%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.56	$2.26	0.45%

[1]	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Summary portfolio of investments—February 28, 2015 (unaudited)	Wells Fargo Advantage Adjustable Rate Government Fund	7

The Summary portfolio of investments shows the 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the total net assets as of the report date. The remaining securities held are grouped as “Other securities” in each category.

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Agency Securities: 94.59%
FHLMC	0.21-8.50%	1-1-2016 to 2-25-2045	$325,720,521	$345,991,341	25.58%
FHLMC ±	1.86	7-1-2034	12,442,231	13,222,592	0.98
FHLMC ±	2.33	6-1-2037	8,291,923	8,865,330	0.66
FHLMC ±	2.35	6-1-2037	8,480,726	9,064,337	0.67
FHLMC ±	2.36	9-1-2035	7,790,802	8,307,609	0.61
FHLMC ±	2.38	4-1-2038	7,946,931	8,493,979	0.63
FHLMC ±	2.38	1-1-2038	8,041,265	8,611,436	0.64
FHLMC ±	2.39	2-1-2035	6,201,918	6,615,274	0.49
FHLMC ±	2.42	4-1-2034	5,886,618	6,292,077	0.47
FHLMC ±	2.48	9-1-2030	11,352,162	12,075,320	0.89
FHLMC ±	2.69	8-1-2030	6,180,102	6,622,598	0.49
FHLMC ±	2.71	2-1-2036	5,454,852	5,864,519	0.43
FHLMC Series T-62 Class 1A1 ±	1.31	10-25-2044	5,878,424	5,990,843	0.44
FHLMC Series T-67 Class 1A1C ±	2.92	3-25-2036	12,698,698	13,420,911	0.99
FHLMC Series T-67 Class 2A1C ±	2.95	3-25-2036	8,045,876	8,365,603	0.62
FNMA	0.42-11.00	2-1-2016 to 12-1-2046	476,080,959	507,046,819	37.47
FNMA ±	2.03	10-1-2035	8,399,073	8,825,632	0.65
FNMA ±	2.07	12-1-2035	7,358,890	7,738,672	0.57
FNMA ±	2.13	5-1-2033	6,005,987	6,382,680	0.47
FNMA ±	2.22	9-1-2032	7,443,486	7,921,280	0.59
FNMA ±	2.24	2-1-2036	6,144,601	6,555,071	0.49
FNMA ±	2.27	8-1-2039	5,770,401	6,147,987	0.45
FNMA ±	2.28	5-1-2038	5,462,409	5,822,288	0.43
FNMA ±	2.30	1-1-2037	9,773,253	10,459,496	0.77
FNMA ±	2.30	7-1-2038	7,192,290	7,798,216	0.58
FNMA ±	2.31	7-1-2039	5,552,287	5,942,209	0.44
FNMA ±	2.33	12-1-2040	10,126,546	10,785,747	0.80
FNMA ±	2.33	12-1-2040	6,041,538	6,438,480	0.48
FNMA ±	2.34	9-1-2034	5,603,263	5,978,156	0.44
FNMA ±	2.34	1-1-2035	6,842,460	7,294,166	0.54
FNMA ±	2.34	1-1-2038	7,550,021	8,086,413	0.60
FNMA ±	2.34	7-1-2036	5,447,050	5,807,518	0.43
FNMA ±	2.35	12-1-2044	6,924,786	7,386,930	0.55
FNMA ±	2.36	8-1-2037	5,643,299	6,034,646	0.45
FNMA ±	2.36	5-1-2036	5,545,680	5,965,448	0.44
FNMA ±	2.36	12-1-2040	6,814,358	7,271,316	0.54
FNMA ±	2.36	9-1-2039	8,383,927	8,931,630	0.66
FNMA ±	2.37	12-1-2035	5,863,484	6,253,389	0.46
FNMA ±	2.39	12-1-2040	5,438,548	5,807,615	0.43
FNMA ±	2.40	2-1-2036	12,401,812	13,401,749	0.99
FNMA ±	2.40	2-1-2038	7,200,442	7,734,077	0.57
FNMA ±	2.43	4-1-2036	5,614,153	6,010,893	0.44
FNMA ±	2.47	3-1-2037	5,502,141	5,917,370	0.44
FNMA ±	2.49	11-1-2034	6,877,917	7,353,716	0.54

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Advantage Adjustable Rate Government Fund	Summary portfolio of investments—February 28, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Agency Securities (continued)
FNMA ±	2.80%	11-1-2035	$12,914,315	$13,884,685	1.03%
FNMA Series 2001-T12 Class A4 ±	3.36	8-25-2041	7,625,454	7,870,033	0.58
FNMA Series 2002-66 Class A3 ±	3.12	4-25-2042	11,235,040	11,581,056	0.86
FNMA Series 2003-W18 Class 2A ±	3.43	6-25-2043	14,978,638	16,225,100	1.20
FNMA Series 2004-W12 Class 2A ±	3.34	6-25-2044	7,565,789	8,033,491	0.59
FNMA Series 2004-W15 Class 3A ±	2.63	6-25-2044	9,789,228	10,561,510	0.78
FNMA Series 2006-W1 Class 3A ±	2.15	10-25-2045	10,619,366	11,237,923	0.83
GNMA ±	2.04	8-20-2062	7,863,759	8,322,664	0.62
GNMA	0.57-9.00	5-15-2016 to 9-20-2062	8,982,495	9,302,785	0.68
Other securities				1,572,788	0.12

Total Agency Securities (Cost $1,256,177,401)				1,279,495,413	94.59

	Yield		Shares
Short-Term Investments: 5.69%

Investment Companies: 5.62%
Wells Fargo Advantage Government Money Market Fund, Institutional Class (l)(u)	0.01		76,055,353	76,055,353	5.62

			Principal
U.S. Treasury Securities: 0.07%
U.S. Treasury Bill #(z)	0.01	3-19-2015	$900,000	899,994	0.07

Total Short-Term Investments (Cost $76,955,342)				76,955,347	5.69

Total investments in securities (Cost $1,333,132,743) *				1,356,450,760	100.28%
Other assets and liabilities, net				(3,765,149)	(0.28)

Total net assets				$1,352,685,611	100.00%

±	Variable rate investment. The rate shown is the rate in effect at period end.

(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

(z)	Zero coupon security. The rate represents the current yield to maturity.

*	Cost for federal income tax purposes is $1,333,962,748 and unrealized gains (losses) consists of:

Gross unrealized gains	$24,236,582
Gross unrealized losses	(1,748,570)

Net unrealized gains	$22,488,012

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—February 28, 2015 (unaudited)	Wells Fargo Advantage Adjustable Rate Government Fund	9

Assets
Investments
In unaffiliated securities, at value (cost $1,257,077,390)	$1,280,395,407
In affiliated securities, at value (cost $76,055,353)	76,055,353

Total investments, at value (cost $1,333,132,743)	1,356,450,760
Cash	8,466,149
Principal paydown receivable	3,603,682
Receivable for Fund shares sold	1,045,295
Receivable for interest	3,307,267
Prepaid expenses and other assets	40,391

Total assets	1,372,913,544

Liabilities
Dividends payable	227,155
Payable for investments purchased	13,886,265
Payable for Fund shares redeemed	5,196,958
Payable for daily variation margin on open futures contracts	100,469
Advisory fee payable	290,347
Distribution fees payable	81,492
Administration fees payable	162,885
Accrued expenses and other liabilities	282,362

Total liabilities	20,227,933

Total net assets	$1,352,685,611

NET ASSETS CONSIST OF
Paid-in capital	$1,388,011,236
Overdistributed net investment income	(1,419,000)
Accumulated net realized losses on investments	(56,977,414)
Net unrealized gains on investments	23,070,789

Total net assets	$1,352,685,611

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$229,883,636
Shares outstanding – Class A1	25,210,345
Net asset value per share – Class A	$9.12
Maximum offering price per share – Class A2	$9.31
Net assets – Class B	$763,520
Shares outstanding – Class B1	83,708
Net asset value per share – Class B	$9.12
Net assets – Class C	$134,871,598
Shares outstanding – Class C1	14,790,382
Net asset value per share – Class C	$9.12
Net assets – Administrator Class	$85,800,646
Shares outstanding – Administrator Class[1]	9,409,567
Net asset value per share – Administrator Class	$9.12
Net assets – Institutional Class	$901,366,211
Shares outstanding – Institutional Class[1]	98,828,498
Net asset value per share – Institutional Class	$9.12

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/98 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Adjustable Rate Government Fund	Statement of operations—six months ended February 28, 2015 (unaudited)

Investment income
Interest	$9,241,697
Income from affiliated securities	2,231

Total investment income	9,243,928

Expenses
Advisory fee	1,983,450
Administration fees
Fund level	338,087
Class A	190,646
Class B	770
Class C	112,251
Administrator Class	50,688
Institutional Class	348,555
Shareholder servicing fees
Class A	297,883
Class B	1,115
Class C	175,392
Administrator Class	126,002
Distribution fees
Class B	3,611
Class C	526,176
Custody and accounting fees	51,572
Professional fees	32,857
Registration fees	48,740
Shareholder report expenses	40,450
Trustees’ fees and expenses	5,763
Other fees and expenses	30,811

Total expenses	4,364,819
Less: Fee waivers and/or expense reimbursements	(146,630)

Net expenses	4,218,189

Net investment income	5,025,739

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	829,297
Futures transactions	(1,845,554)

Net realized losses on investments	(1,016,257)

Net change in unrealized gains (losses) on:
Unaffiliated securities	(2,706,365)
Futures transactions	35,048

Net change in unrealized gains (losses) on investments	(2,671,317)

Net realized and unrealized gains (losses) on investments	(3,687,574)

Net increase in net assets resulting from operations	$1,338,165

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Advantage Adjustable Rate Government Fund	11

	Six months ended February 28, 2015 (unaudited)		Year ended August 31, 2014

Operations
Net investment income		$5,025,739		$10,805,581
Net realized gains (losses) on investments		(1,016,257)		593,005
Net change in unrealized gains (losses) on investments		(2,671,317)		3,546,510

Net increase in net assets resulting from operations		1,338,165		14,945,096

Distributions to shareholders from
Net investment income
Class A		(928,731)		(1,733,771)
Class B		(214)		(575)
Class C		(20,498)		(56,786)
Administrator Class		(466,296)		(875,098)
Institutional Class		(4,638,787)		(8,075,183)
Tax basis return of capital
Class A		0		(366,434)
Class B		0		(121)
Class C		0		(12,002)
Administrator Class		0		(184,953)
Institutional Class		0		(1,706,699)

Total distributions to shareholders		(6,054,526)		(13,011,622)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	2,231,975	20,407,379	7,244,221	66,263,594
Class B	2,582	23,624	3,858	35,285
Class C	178,564	1,633,706	452,217	4,137,215
Administrator Class	2,621,516	23,974,254	6,986,964	63,914,051
Institutional Class	39,875,545	364,746,468	62,792,794	574,754,504

		410,785,431		709,104,649

Reinvestment of distributions
Class A	86,322	789,041	193,274	1,767,656
Class B	20	186	70	646
Class C	1,670	15,273	5,609	51,307
Administrator Class	41,831	382,348	77,012	704,495
Institutional Class	371,452	3,395,114	729,403	6,672,314

		4,581,962		9,196,418

Payment for shares redeemed
Class A	(4,614,886)	(42,200,318)	(10,685,135)	(97,752,051)
Class B	(49,123)	(449,539)	(189,405)	(1,734,110)
Class C	(1,621,557)	(14,832,006)	(5,030,472)	(46,016,981)
Administrator Class	(6,842,357)	(62,597,601)	(4,667,752)	(42,695,260)
Institutional Class	(33,665,392)	(307,852,767)	(70,479,287)	(645,076,343)

		(427,932,231)		(833,274,745)

Net decrease in net assets resulting from capital share transactions		(12,564,838)		(114,973,678)

Total decrease in net assets		(17,281,199)		(113,040,204)

Net assets
Beginning of period		1,369,966,810		1,483,007,014

End of period		$1,352,685,611		$1,369,966,810

Overdistributed net investment income		$(1,419,000)		$(390,213)

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Adjustable Rate Government Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 28, 2015 (unaudited)	Year ended August 31					Year ended June 30, 2010[1]
CLASS A		2014	2013	2012	2011	2010[1,2]
Net asset value, beginning of period	$9.15	$9.14	$9.19	$9.12	$9.12	$9.11	$9.00
Net investment income	0.03	0.06	0.06	0.09	0.14	0.02	0.20
Net realized and unrealized gains (losses) on investments	(0.02)	0.02	(0.04)	0.08	0.04	0.02	0.11

Total from investment operations	0.01	0.08	0.02	0.17	0.18	0.04	0.31
Distributions to shareholders from
Net investment income	(0.04)	(0.06)	(0.07)	(0.09)	(0.13)[3]	(0.01)[3]	(0.20)
Tax basis return of capital	0.00	(0.01)	(0.00)[4]	(0.01)	(0.05)[3]	(0.02)[3]	0.00

Total distributions to shareholders	(0.04)	(0.07)	(0.07)	(0.10)	(0.18)	(0.03)	(0.20)
Net asset value, end of period	$9.12	$9.15	$9.14	$9.19	$9.12	$9.12	$9.11
Total return[5]	0.06%	0.90%	0.23%	1.84%	2.04%	0.49%	3.51%
Ratios to average net assets (annualized)
Gross expenses	0.78%	0.80%	0.84%	0.86%	0.88%	0.88%	0.73%
Net expenses	0.74%	0.74%	0.74%	0.74%	0.74%	0.74%	0.73%
Net investment income	0.63%	0.64%	0.71%	1.01%	1.50%	1.18%	2.27%
Supplemental data
Portfolio turnover rate	8%	18%	10%	9%	18%	0%	14%
Net assets, end of period (000s omitted)	$229,884	$251,686	$281,028	$309,827	$328,427	$353,453	$271,853

[1]	After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen Adjustable Rate Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 12, 2010 is that of Class A of Evergreen Adjustable Rate Fund.

[2]	For the two months ended August 31, 2010. The Fund changed its fiscal year end from June 30 to August 31, effective August 31, 2010.

[3]	Calculated based upon average shares outstanding

[4]	Amount is less than $0.005.

[5]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Adjustable Rate Government Fund	13

(For a share outstanding throughout each period)

	Six months ended February 28, 2015 (unaudited)	Year ended August 31					Year ended June 30, 2010[1]
CLASS B		2014	2013	2012	2011	2010[1,2]
Net asset value, beginning of period	$9.15	$9.14	$9.19	$9.12	$9.12	$9.11	$9.00
Net investment income (loss)	(0.01)[3]	(0.01)[3]	(0.00)[3,4]	0.03 [3]	0.07 [3]	0.00 [4]	0.13 [3]
Net realized and unrealized gains (losses) on investments	(0.02)	0.02	(0.05)	0.07	0.05	0.03	0.11

Total from investment operations	(0.03)	0.01	(0.05)	0.10	0.12	0.03	0.24
Distributions to shareholders from
Net investment income	(0.00)[4]	(0.00)[4]	(0.00)[4]	(0.03)	(0.07)[3]	(0.00)[3,4]	(0.13)
Tax basis return of capital	0.00	(0.00)[4]	(0.00)[4]	(0.00)[4]	(0.05)[3]	(0.02)[3]	0.00

Total distributions to shareholders	(0.00)[4]	(0.00)[4]	(0.00)[4]	(0.03)	(0.12)	(0.02)	(0.13)
Net asset value, end of period	$9.12	$9.15	$9.14	$9.19	$9.12	$9.12	$9.11
Total return[5]	(0.31)%	0.15%	(0.52)%	1.08%	1.28%	0.36%	2.73%
Ratios to average net assets (annualized)
Gross expenses	1.52%	1.55%	1.60%	1.61%	1.63%	1.62%	1.48%
Net expenses	1.47%	1.49%	1.49%	1.49%	1.49%	1.49%	1.48%
Net investment income (loss)	(0.12)%	(0.11)%	(0.03)%	0.27%	0.81%	0.24%	1.55%
Supplemental data
Portfolio turnover rate	8%	18%	10%	9%	18%	0%	14%
Net assets, end of period (000s omitted)	$764	$1,192	$2,886	$6,660	$14,911	$50,229	$52,414

[1]	After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen Adjustable Rate Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 12, 2010 is that of Class B of Evergreen Adjustable Rate Fund.

[2]	For the two months ended August 31, 2010. The Fund changed its fiscal year end from June 30 to August 31, effective August 31, 2010.

[3]	Calculated based upon average shares outstanding

[4]	Amount is less than $0.005.

[5]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Adjustable Rate Government Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 28, 2015 (unaudited)	Year ended August 31					Year ended June 30, 2010[1]
CLASS C		2014	2013	2012	2011	2010[1,2]
Net asset value, beginning of period	$9.15	$9.14	$9.19	$9.12	$9.12	$9.11	$9.00
Net investment income (loss)	(0.01)[4]	(0.01)[4]	(0.00)[3,4]	0.02 [4]	0.06	0.00 [3]	0.14
Net realized and unrealized gains (losses) on investments	(0.02)	0.02	(0.05)	0.08	0.06	0.03	0.10

Total from investment operations	(0.03)	0.01	(0.05)	0.10	0.12	0.03	0.24
Distributions to shareholders from
Net investment income	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.03)	(0.07)[4]	(0.00)[3,4]	(0.13)
Tax basis return of capital	0.00	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.05)[4]	(0.02)[4]	0.00

Total distributions to shareholders	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.03)	(0.12)	(0.02)	(0.13)
Net asset value, end of period	$9.12	$9.15	$9.14	$9.19	$9.12	$9.12	$9.11
Total return[5]	(0.31)%	0.15%	(0.52)%	1.08%	1.28%	0.36%	2.73%
Ratios to average net assets (annualized)
Gross expenses	1.53%	1.55%	1.59%	1.61%	1.63%	1.62%	1.48%
Net expenses	1.49%	1.49%	1.49%	1.49%	1.49%	1.51%	1.48%
Net investment income (loss)	(0.13)%	(0.11)%	(0.04)%	0.26%	0.74%	0.23%	1.52%
Supplemental data
Portfolio turnover rate	8%	18%	10%	9%	18%	0%	14%
Net assets, end of period (000s omitted)	$134,872	$148,523	$190,110	$248,392	$296,645	$340,278	$349,562

[1]	After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen Adjustable Rate Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 12, 2010 is that of Class C of Evergreen Adjustable Rate Fund.

[2]	For the two months ended August 31, 2010. The Fund changed its fiscal year end from June 30 to August 31, effective August 31, 2010.

[3]	Amount is less than $0.005.

[4]	Calculated based upon average shares outstanding

[5]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Adjustable Rate Government Fund	15

(For a share outstanding throughout each period)

	Six months ended February 28, 2015 (unaudited)	Year ended August 31
ADMINISTRATOR CLASS		2014	2013	2012	2011	2010[1]
Net asset value, beginning of period	$9.15	$9.14	$9.19	$9.12	$9.12	$9.11
Net investment income	0.03	0.07	0.08	0.11	0.14 [2]	0.02
Net realized and unrealized gains (losses) on investments	(0.02)	0.03	(0.05)	0.07	0.06	0.01

Total from investment operations	0.01	0.10	0.03	0.18	0.20	0.03
Distributions to shareholders from
Net investment income	(0.04)	(0.07)	(0.08)	(0.10)	(0.15)[2]	(0.00)[2,3]
Tax basis return of capital	0.00	(0.02)	(0.00)[3]	(0.01)	(0.05)[2]	(0.02)[2]

Total distributions to shareholders	(0.04)	(0.09)	(0.08)	(0.11)	(0.20)	(0.02)
Net asset value, end of period	$9.12	$9.15	$9.14	$9.19	$9.12	$9.12
Total return[4]	0.13%	1.05%	0.37%	1.98%	2.18%	0.31%
Ratios to average net assets (annualized)
Gross expenses	0.72%	0.73%	0.77%	0.79%	0.78%	0.90%
Net expenses	0.60%	0.60%	0.60%	0.60%	0.60%	0.62%
Net investment income	0.75%	0.78%	0.85%	1.14%	1.49%	2.01%
Supplemental data
Portfolio turnover rate	8%	18%	10%	9%	18%	0%
Net assets, end of period (000s omitted)	$85,801	$124,345	$102,284	$112,319	$34,946	$10

[1]	For the period from July 30, 2010 (commencement of class operations) to August 31, 2010

[2]	Calculated based upon average shares outstanding

[3]	Amount is less than $0.005.

[4]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Adjustable Rate Government Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 28, 2015 (unaudited)	Year ended August 31					Year ended June 30, 2010[1]
INSTITUTIONAL CLASS		2014	2013	2012	2011	2010[1,2]
Net asset value, beginning of period	$9.15	$9.14	$9.19	$9.12	$9.12	$9.11	$9.00
Net investment income	0.04	0.08	0.09 [3]	0.12 [3]	0.15	0.02	0.23
Net realized and unrealized gains (losses) on investments	(0.02)	0.03	(0.04)	0.07	0.06	0.03	0.10

Total from investment operations	0.02	0.11	0.05	0.19	0.21	0.05	0.33
Distributions to shareholders from
Net investment income	(0.05)	(0.08)	(0.10)	(0.11)	(0.16)[3]	(0.02)[3]	(0.22)
Tax basis return of capital	0.00	(0.02)	(0.00)[4]	(0.01)	(0.05)[3]	(0.02)[3]	0.00

Total distributions to shareholders	(0.05)	(0.10)	(0.10)	(0.12)	(0.21)	(0.04)	(0.22)
Net asset value, end of period	$9.12	$9.15	$9.14	$9.19	$9.12	$9.12	$9.11
Total return[5]	0.20%	1.19%	0.50%	2.09%	2.30%	0.53%	3.76%
Ratios to average net assets (annualized)
Gross expenses	0.45%	0.47%	0.51%	0.53%	0.55%	0.55%	0.48%
Net expenses	0.45%	0.46%	0.47%	0.49%	0.49%	0.49%	0.48%
Net investment income	0.92%	0.93%	0.98%	1.25%	1.72%	1.21%	2.52%
Supplemental data
Portfolio turnover rate	8%	18%	10%	9%	18%	0%	14%
Net assets, end of period (000s omitted)	$901,366	$844,221	$906,698	$686,587	$597,521	$368,066	$389,075

[1]	After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen Adjustable Rate Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 12, 2010 is that of Class I of Evergreen Adjustable Rate Fund.

[2]	For the two months ended August 31, 2010. The Fund changed its fiscal year end from June 30 to August 31, effective August 31, 2010.

[3]	Calculated based upon average shares outstanding

[4]	Amount is less than $0.005.

[5]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo Advantage Adjustable Rate Government Fund	17

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services—Investment Companies. These financial statements report on the Wells Fargo Advantage Adjustable Rate Government Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Futures contracts

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

18	Wells Fargo Advantage Adjustable Rate Government Fund	Notes to financial statements (unaudited)

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of August 31 2014, capital loss carryforwards available to offset future net realized capital gains were as follows through the indicated expiration dates:

2015	2016	2017	2018	2019
$18,541,278	$10,766,785	$24,262,054	$1,705,150	$66,443

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to financial statements (unaudited)	Wells Fargo Advantage Adjustable Rate Government Fund	19

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of February 28, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Agency securities	$0	$1,279,495,413	$0	$1,279,495,413

Short-term investments
Investment companies	76,055,353	0	0	76,055,353
U.S. Treasury securities	899,994	0	0	899,994
Total assets	$76,955,347	$1,279,495,413	$0	$1,356,450,760
Liabilities

Futures contracts	$100,469	$0	$0	$100,469
Total liabilities	$100,469	$0	$0	$100,469

Futures contracts are reported at their variation margin at measurement date, which represents the amount due from the Fund at that date. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At February 28, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.30% and declining to 0.225% as the average daily net assets of the Fund increase. For the six months ended February 28, 2015, the advisory fee was equivalent to an annual rate of 0.29% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.20% and declining to 0.10% as the average daily net assets of the Fund increase.

Administration fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Class A, Class B, Class C	0.16%
Administrator Class	0.10
Institutional Class	0.08

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class

20	Wells Fargo Advantage Adjustable Rate Government Fund	Notes to financial statements (unaudited)

specific expenses. Funds Management has committed through December 31, 2015 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.74% for Class A shares, 1.49% for Class B shares, 1.49% for Class C shares, 0.60% for Administrator Class shares, and 0.46 for Institutional Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fees

The Trust has adopted a Distribution Plan for Class B and Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charges from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class A, Class B, and Class C shares. For the six months ended February 28, 2015, Funds Distributor received $733 from the sale of Class A shares and $792 and $954 in contingent deferred sales charges from redemptions of Class A and Class C shares, respectively.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C, and Administrator Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of U.S. government obligations, excluding short-term securities, for the six months ended February 28, 2015 were $170,180,695 and $102,262,459, respectively.

6. DERIVATIVE TRANSACTIONS

During the six months ended February 28, 2015, the Fund entered into futures contracts to speculate on interest rates and to help manage the duration of the portfolio.

At February 28, 2015, the Fund had short futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract value at February 28, 2015	Unrealized losses
6-19-2015	JPMorgan	267 Short	10-Year U.S. Treasury Notes	$34,121,766	$(121,491)
6-30-2015	JPMorgan	470 Short	5-Year U.S. Treasury Notes	56,062,188	(125,737)

The Fund had an average notional amount of $89,833,596 in short futures contracts during the six months ended February 28, 2015.

On February 28, 2015, the cumulative unrealized losses on futures contracts in the amount of $247,228 are reflected in net unrealized gains on investments on the Statement of Assets and Liabilities. The payable for daily variation margin on open futures contracts reflected in the Statement of Assets and Liabilities only represents the current day’s variation margin. The realized losses and change in unrealized gains (losses) on futures contracts are reflected in the Statement of Operations.

For certain types of derivative transactions, the Fund has entered into International Swaps and Derivatives Association, Inc. master agreements (“ISDA Master Agreements”) or similar agreements with approved counterparties. The ISDA Master Agreements or similar agreements may have requirements to deliver/deposit securities or cash to/with an exchange or broker-dealer as collateral and allows the Fund to offset, with each counterparty, certain derivative financial instrument’s assets and/or liabilities with collateral held or pledged. Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under ISDA Master Agreements or similar agreements, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Summary Portfolio of Investments. With respect to balance sheet offsetting, absent an event of default by the

Notes to financial statements (unaudited)	Wells Fargo Advantage Adjustable Rate Government Fund	21

counterparty or a termination of the agreement, the reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities are not offset across transactions between the Fund and the applicable counterparty. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by derivative type, including any collateral exposure, is as follows:

Derivative type	Counterparty	Gross amounts of liabilities in the Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral pledged[1]	Net amount of liabilities
Futures – variation margin	JPMorgan	$100,469	$0	$(100,469)	$0
[1]	Collateral pledged within this table is limited to the collateral for the net transaction with the counterparty.

7. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds in the Trust) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the six months ended February 28, 2015, the Fund paid $250 in commitment fees.

For the six months ended February 28, 2015, there were no borrowings by the Fund under the agreement.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

22	Wells Fargo Advantage Adjustable Rate Government Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargoadvantagefunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Advantage Adjustable Rate Government Fund	23

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo Advantage family of funds, which consists of 134 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
William R. Ebsworth (Born 1957)	Trustee, since 2015**	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director at Fidelity Management and Research Company and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. in Boston, Tokyo, and Hong Kong where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Mr. Ebsworth is an Adjunct Lecturer, Finance, at Babson College and a Chartered Financial Analyst.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015**	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior thereto, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Chartered Financial Analyst (inactive), Chair of Taproot Foundation (non-profit organization) and a Board Member of Ruth Bancroft Garden (non-profit organization).	Asset Allocation Trust
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Delux Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy. Mr. Harris is a certified public accountant.	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust

24	Wells Fargo Advantage Adjustable Rate Government Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	William R. Ebsworth and Jane A. Freeman each became a Trustee effective January 1, 2015.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011. Owned and operated a consulting business providing services to various hedge funds including acting as Chief Operating Officer and Chief Compliance Officer for a hedge fund from 2007 to 2008. Chief Operating Officer and Chief Compliance Officer of GMN Capital LLC from 2006 to 2007.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank N.A. from 1996 to 2013.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Senior Vice President of Wells Fargo Funds Management, LLC since 2007 and Chief Compliance Officer from 2007 to 2014. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 73 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 61 funds and Assistant Treasurer of 73 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

List of abbreviations	Wells Fargo Advantage Adjustable Rate Government Fund	25

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Columbian Peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2015 Wells Fargo Funds Management, LLC. All rights reserved.

232051 04-15 SA215/SAR215 02-15

Wells Fargo Advantage Conservative Income Fund

Semi-Annual Report

February 28, 2015

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Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of February 28, 2015, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Advantage Conservative Income Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Major central banks continued to inject liquidity into global banks and markets through various accommodative monetary policies, including quantitative easing.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage Conservative Income Fund for the six-month period that ended February 28, 2015. The period was marked by low interest rates, a large decline in oil prices, and moderate U.S. economic growth. Investment-grade bonds, as measured by the Barclays U.S. Aggregate Bond Index1, returned 2.25% during the period.

Major central banks continued to provide stimulus.

Major central banks continued to inject liquidity into global banks and markets through various accommodative monetary policies, including quantitative easing. In the U.S., the Federal Reserve (Fed) kept its key interest rate near zero in order to support the economy and the financial system. It ended its quantitative easing program in October 2014 and also set expectations for it to begin normalizing monetary policy with higher target ranges for the federal funds rate in 2015.

Meanwhile, European markets continued to benefit from the European Central Bank’s (ECB’s) willingness to maintain low interest rates. In September 2014, the ECB cut its key rate to a historic low of 0.05%. In addition to its targeted longer-term refinancing operations that are designed to increase bank lending, the ECB said it intends to increase the size of its balance sheet, a result of quantitative easing, by buying eurozone government bonds. In Japan, the Bank of Japan maintained an aggressive monetary program aimed at combating deflation.

U.S. economic growth was moderate, and oil prices plummeted.

Economic growth advanced during the reporting period, the unemployment rate ticked lower to 5.5% as of February 2015, and inflation remained below the Fed’s longer-run objective of a 2% pace. The period was also marked by dramatically lower oil prices, which fell from more than $90 per barrel at the end of August 2014 to below $50 per barrel at the end of February 2015. While lower oil prices benefited consumers of oil products, the lower prices pressured companies within the energy sector.

Longer-dated securities and higher-rated credits were top performers.

Ten-year U.S. Treasury rates declined during the period, from 2.35% at end of August 2014 to 2.03% by the end of February 2015, benefiting both from safe-haven status as well as relative attractiveness to global investors. With the U.S. economy the furthest along its business cycle, the level of interest rates in the U.S. and Europe diverged. The 10-year U.S. Treasury yield was 2.03% at the end of February 2015 compared with 0.30% for 10-year German government yields, 173 basis points (bps; 100 bps equals 1.00%) higher. This was largely attributed to the Fed being closer to eventually increasing interest rates while the ECB potentially needs to further increase, rather than scale back, its amount of accommodation. Further, U.S. economic activity was healthier than Europe’s.

Treasury bonds with maturities greater than 20 years returned more than 10% during the six-month period that ended February 28, 2015, according to the Barclays U.S. Aggregate Bond Index. This was due, in part, to strong demand from overseas investors because yields in Europe and Japan were substantially lower than U.S. yields. In addition, because the dollar strengthened, the returns from Treasuries were even higher for foreign-domiciled investors. Longer-maturity debt across all sectors outperformed shorter-dated securities.

[1]	The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS, and CMBS. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Advantage Conservative Income Fund	3

Investment-grade corporate bonds returned 2.29% during the six-month reporting period, according to the Barclays U.S. Aggregate Bond Index, and AAA-rated2 bonds had higher returns than BBB-rated bonds. Lower-rated credits, including high yield, underperformed as oil prices fell dramatically. Not only were many energy and mining companies negatively affected, but investor trepidation about weak global growth caused investment-grade spreads to modestly widen while high-yield spreads widened substantially.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Advantage Funds offers more than 100 mutual funds and other investments spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future.

[2]	The ratings indicated are from Standard & Poor’s, Moody’s Investors Service, and/or Fitch Ratings Ltd. Standard & Poor’s rates the creditworthiness of bonds from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Moody’s rates the creditworthiness of bonds from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Fitch rates the creditworthiness of bonds from AAA (highest) to D (lowest).

4	Wells Fargo Advantage Conservative Income Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks current income consistent with capital preservation.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Andrew M. Greenberg, CFA

Anthony J. Melville, CFA

Jeffrey L. Weaver, CFA

Average annual total returns (%) as of February 28, 2015

					Expense ratios[1] (%)
	Inception date	1 year	Since inception		Gross	Net[2]
Institutional Class (WCIIX)	5-31-2013	0.28	0.46		0.43	0.27
Barclays 6-9 Month Treasury Bill Index[3]	–	0.13	0.11	*	–	–
*	Based on inception date of Institutional Class.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest-rate changes and their impact on the fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The use of derivatives may reduce returns and/or increase volatility. The Fund is exposed to foreign investment risk, mortgage- and asset-backed securities risk, and municipal securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage Conservative Income Fund	5

Ten largest long-term holdings[4] (%) as of February 28, 2015
Citibank Credit Card Issuance Trust Series 2013-A3 Class A3, 1.11%, 7-23-2018	1.60
Penarth Master Issuer Series 2013-1A Class A1, 0.56%, 11-18-2017	1.51
Nissan Auto Lease Trust Series 2014-A Class A2A, 0.48%, 9-15-2016	1.43
La Caisse Centrale Desjardins du Quebec, 0.92%, 1-29-2018	1.42
Principal Life Global Funding II, 1.00%, 12-11-2015	1.33
Harley-Davidson Financial Services Incorporated, 3.88%, 3-15-2016	1.33
JPMorgan Chase & Company, 0.78%, 2-15-2017	1.33
American Express Credit Account Master Trust Series 2012-2 Class A, 0.68%, 3-15-2018	1.29
Bank of the West Auto Trust Series 2014-1 Class A2, 0.69%, 7-17-2017	1.21
CarMax Auto Owner Trust Series 2014-4 Class A2A, 0.67%, 2-15-2018	1.21

Portfolio allocation[5] as of February 28, 2015

[1]	Reflects the expense ratios as stated in the most recent prospectus. The expense ratios shown are subject to change and may differ from the annualized expense ratio shown in the financial highlights of this report.

[2]	The Adviser has committed through December 31, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amount shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

[3]	The Barclays 6–9 Month Treasury Bill Index includes all publicly issued zero-coupon U.S. Treasury bills that have a remaining maturity of less than nine months and more than six, are rated investment-grade, and have $250 million or more of outstanding face value. You cannot invest directly in an index.

[4]	The ten largest long-term holdings are calculated based on the value of the securities divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[5]	Amounts are calculated based on the total long-term investments of the Fund. These percentages are subject to change and may have changed since the date specified.

6	Wells Fargo Advantage Conservative Income Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur ongoing costs and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from September 1, 2014 to February 28, 2015.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

	Beginning account value 9-1-2014	Ending account value 2-28-2015	Expenses paid during the period[1]	Net annualized expense ratio
Institutional Class
Actual	$1,000.00	$1,000.49	$1.34	0.27%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.46	$1.35	0.27%

[1]	Expenses paid is equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—February 28, 2015 (unaudited)	Wells Fargo Advantage Conservative Income Fund	7

Security name	Interest rate	Maturity date	Principal	Value

Asset-Backed Securities: 22.37%
Ally Auto Receivables Trust Series 2014-3 Class A2	0.81%	9-15-2017	$1,000,000	$1,000,173
American Express Credit Account Master Trust Series 2012-2 Class A	0.68	3-15-2018	3,400,000	3,403,468
Bank of the West Auto Trust Series 2014-1 Class A2 144A	0.69	7-17-2017	3,200,000	3,198,957
Barclays Dryrock Issuance Trust Series 2014-4 Class A ±	0.56	9-15-2020	1,400,000	1,400,574
BMW Vehicle Lease Trust Series 2014-1 Class A2	0.45	3-21-2016	1,097,341	1,096,897
California Republic Auto Receivables Trust Series 2014-1 Class A2	0.62	1-17-2017	472,116	472,124
California Republic Auto Receivables Trust Series 2014-3 Class A3	1.09	11-15-2018	1,500,000	1,500,081
CarMax Auto Owner Trust Series 2013-3 Class A2	0.59	8-15-2016	297,180	297,199
CarMax Auto Owner Trust Series 2014-4 Class A2A	0.67	2-15-2018	3,200,000	3,197,651
Citibank Credit Card Issuance Trust Series 2013-A3 Class A3	1.11	7-23-2018	4,220,000	4,234,238
Fifth Third Auto Trust Series 2014-1 Class A2	0.46	8-15-2016	1,246,589	1,246,554
Fifth Third Auto Trust Series 2014-1 Class A3	0.68	4-16-2018	2,000,000	1,997,932
Ford Credit Auto Lease Trust Series 2013-B Class A2A	0.59	1-15-2016	316,757	316,836
Ford Credit Auto Lease Trust Series 2013-B Class A3	0.76	9-15-2016	1,000,000	1,000,654
Ford Credit Auto Lease Trust Series 2014-A Class A3	0.68	4-15-2017	900,000	899,684
GE Equipment Transportation LLC Series 2015-1 Class A2%%	0.89	11-24-2017	1,825,000	1,824,804
GM Financial Automobile Leasing Trust Series 2014-1A Class A2 144A	0.61	7-20-2016	1,524,353	1,523,385
GM Financial Automobile Leasing Trust Series 2014-2A Class A3 144A	1.22	1-22-2018	2,500,000	2,499,913
Golden Credit Card Trust Series 2012-5A Class A 144A	0.79	9-15-2017	3,000,000	3,002,739
Hyundai Auto Lease Securitization Trust Series 2013-A Class A3 144A	0.66	6-15-2016	639,573	639,495
Hyundai Auto Lease Securitization Trust Series 2013-B Class A3 144A	0.98	10-17-2016	1,755,000	1,758,808
Hyundai Auto Receivables Trust Series 2012-C Class A3	0.53	4-17-2017	434,109	434,042
M&T Bank Auto Receivables Trust Series 2013-1A Class A3 144A	1.06	11-15-2017	1,146,468	1,149,454
Mercedes-Benz Auto Lease Trust Series 2013-B Class A2	0.53	9-15-2015	2,076	2,076
Mercedes-Benz Auto Lease Trust Series 2013-B Class A3	0.62	7-15-2016	1,000,000	1,000,041
Nissan Auto Lease Trust Series 2013-B Class A3	0.75	6-15-2016	1,000,000	1,000,806
Nissan Auto Lease Trust Series 2014-A Class A2A	0.48	9-15-2016	3,778,530	3,775,125
Oscar US Funding Trust Series 2014-1A Class A2 144A	1.00	8-15-2017	2,500,000	2,496,865
Penarth Master Issuer Series 2013-1A Class A1 144A±	0.56	11-18-2017	4,000,000	4,000,576
Porsche Innovative Lease Owner Pilot Trust Series 2013-1 Class A2 144A	0.54	1-22-2016	198,554	198,573
Smart Trust Series 2014-1US Class A2A	0.58	7-14-2016	953,567	953,238
Volkswagen Auto Lease Trust Series 2014-A Class A3	0.80	4-20-2017	1,765,000	1,763,839
Volkswagen Auto Lease Trust Series 2013-A Class A2A	0.63	12-21-2015	41,342	41,345
Volkswagen Auto Lease Trust Series 2014-A Class A2A	0.52	10-20-2016	955,535	955,252
Volkswagen Auto Lease Trust Series 2015-A Class A2A %%	0.98	6-20-2017	1,000,000	999,995
Volvo Financial Equipment LLC Series 2014-1A Class A2 144A	0.54	11-15-2016	2,531,024	2,530,022
World Omni Automobile Receivables Trust Series 2013-B Class A2	0.48	11-15-2016	316,219	316,217
World Omni Automobile Receivables Trust Series 2015-A Class A2A %%	0.90	7-16-2018	1,000,000	999,916

Total Asset-Backed Securities (Cost $59,134,055)				59,129,548

Certificates of Deposit: 1.51%
Bank of Tokyo-Mitsubishi LLC ±	0.63	7-15-2016	2,000,000	2,000,000
Credit Suisse NY ±	0.58	8-24-2015	2,000,000	2,000,000

Total Certificates of Deposit (Cost $4,000,000)				4,000,000

Corporate Bonds and Notes: 23.38%

Consumer Discretionary: 2.86%

Automobiles: 1.33%
Harley-Davidson Financial Services Incorporated 144A	3.88	3-15-2016	3,400,000	3,507,824

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Advantage Conservative Income Fund	Portfolio of investments—February 28, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Media: 0.57%
NBCUniversal Media LLC	3.65%	4-30-2015	$1,500,000	$1,507,632

Specialty Retail: 0.96%
Lowe’s Companies Incorporated	2.13	4-15-2016	2,500,000	2,539,543

Financials: 18.79%

Banks: 7.19%
Bank of America Corporation ±	0.73	2-14-2017	1,890,000	1,888,828
Bank of America Corporation	4.50	4-1-2015	500,000	501,508
Branch Banking & Trust Company ±	0.56	9-13-2016	1,050,000	1,045,087
Branch Banking & Trust Corporation	5.63	9-15-2016	250,000	266,653
Capital One NA ±	0.76	2-13-2017	1,500,000	1,499,940
Capital One NA ±	0.94	2-5-2018	1,500,000	1,502,996
Citigroup Incorporated ±	0.78	3-10-2017	350,000	349,510
Citigroup Incorporated ±	0.94	11-15-2016	500,000	502,309
Citigroup Incorporated ±	1.22	7-25-2016	500,000	503,111
Citigroup Incorporated	1.70	7-25-2016	650,000	654,230
Credit Suisse New York ±	0.94	1-29-2018	1,750,000	1,753,978
JPMorgan Chase & Company ±	0.78	2-15-2017	3,500,000	3,506,612
PNC Bank NA ±	0.55	8-1-2017	1,650,000	1,646,558
PNC Bank NA	0.80	1-28-2016	750,000	751,627
PNC Bank NA	1.30	10-3-2016	1,000,000	1,005,538
MUFG Union Bank NA ±	1.00	9-26-2016	1,625,000	1,633,309

				19,011,794

Capital Markets: 1.99%
Goldman Sachs Group Incorporated	3.30	5-3-2015	1,250,000	1,255,653
Goldman Sachs Group Incorporated	3.70	8-1-2015	721,000	729,578
Merrill Lynch & Company Incorporated	5.30	9-30-2015	595,000	610,107
Morgan Stanley ±	0.97	1-5-2018	750,000	751,047
Morgan Stanley	6.00	4-28-2015	1,900,000	1,915,367

				5,261,752

Consumer Finance: 5.26%
American Express Centurion Bank	0.88	11-13-2015	1,150,000	1,154,063
American Express Credit Corporation	1.30	7-29-2016	1,750,000	1,759,079
American Express Credit Corporation	2.75	9-15-2015	1,021,000	1,033,201
American Honda Finance Corporation ±	0.36	9-2-2016	1,150,000	1,148,712
Daimler Finance North America LLC 144A	1.45	8-1-2016	3,000,000	3,020,436
Daimler Finance North America LLC 144A	1.65	4-10-2015	375,000	375,470
General Electric Capital Corporation Series A	5.38	10-20-2016	1,500,000	1,608,800
HSBC Finance Corporation ±	0.66	6-1-2016	350,000	349,568
HSBC Finance Corporation	5.00	6-30-2015	1,560,000	1,582,402
John Deere Capital Corporation ±	0.54	1-16-2018	1,860,000	1,864,741

				13,896,472

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2015 (unaudited)	Wells Fargo Advantage Conservative Income Fund	9

Security name	Interest rate	Maturity date	Principal	Value

Diversified Financial Services: 1.00%
General Electric Capital Corporation	3.50%	6-29-2015	$925,000	$934,427
General Electric Capital Corporation	5.00	1-8-2016	1,650,000	1,713,378

				2,647,805

Insurance: 3.35%
ACE INA Holdings Incorporated	2.60	11-23-2015	1,310,000	1,328,776
Berkshire Hathaway Finance Corporation ±	0.55	1-12-2018	2,000,000	2,002,240
Jackson National Life Global Funding Company 144A±	0.50	7-29-2016	2,000,000	2,000,804
Principal Life Global Funding II 144A	1.00	12-11-2015	3,500,000	3,515,754

				8,847,574

Health Care: 0.83%

Health Care Providers & Services: 0.38%
Providence Health & Services Obligated Group ±	0.91	10-1-2015	1,000,000	1,001,486

Pharmaceuticals: 0.45%
Bayer US Finance LLC 144A±	0.50	10-7-2016	1,200,000	1,200,344

Utilities: 0.90%

Electric Utilities: 0.90%
Commonwealth Edison Company	4.70	4-15-2015	524,000	526,578
Southern Company	2.38	9-15-2015	1,825,000	1,842,598

				2,369,176

Total Corporate Bonds and Notes (Cost $61,754,636)				61,791,402

Municipal Obligations: 4.69%

California: 2.19%
California Earthquake Authority (Miscellaneous Revenue)	1.19	7-1-2016	1,750,000	1,746,833
Northern California Transmission Refunding Oregon Project Series B (Utilities Revenue) ##	5.37	5-1-2015	1,000,000	1,008,590
Riverside County CA Public Financing Authority Indian Wells Project Series A Class T (Tax Revenue)	0.83	9-1-2015	1,045,000	1,044,592
University of California Series Y-1 (Education Revenue) ±	0.67	7-1-2041	2,000,000	2,000,180

				5,800,195

Florida: 1.01%
Village Center Florida Community Development District (Water & Sewer Revenue) 144A##	1.30	11-1-2015	2,665,000	2,663,721

Illinois: 0.77%
Chicago IL Midway Airport Series C (Airport Revenue)	1.32	1-1-2016	600,000	604,344
Illinois (GO)	4.96	3-1-2016	1,365,000	1,416,734

				2,021,078

New Jersey: 0.72%
New Jersey Building Authority Series B (Miscellaneous Revenue)	0.75	6-15-2015	1,000,000	1,001,240
New Jersey EDA School Facilities Construction Series QQ (Miscellaneous Revenue)	1.10	6-15-2016	900,000	900,288

				1,901,528

Total Municipal Obligations (Cost $12,375,949)				12,386,522

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Conservative Income Fund	Portfolio of investments—February 28, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Non-Agency Mortgage-Backed Securities: 3.98%
Bear Stearns Commercial Mortgage Securities Incorporated Series 2005-T20 Class A4A ±	5.14%	10-12-2042	$869,174	$878,944
CCG Receivables Trust Class 2014-1 Class A2 144A	1.06	11-15-2021	1,925,032	1,925,533
Citigroup Commercial Mortgage Trust Series 2005-CD1 Class A4 ±	5.23	7-15-2044	1,945,245	1,963,802
Commercial Mortgage Trust Pass-Through Certificate Series 2005-C6 Class A5A ±	5.12	6-10-2044	475,152	478,360
JPMorgan Chase Commercial Mortgage Securities Trust Series 2005-LDP5 Class A4 ±	5.23	12-15-2044	1,546,650	1,570,138
JPMorgan Chase Commercial Mortgage Securities Trust Series 2006-LDP6 Class A4 ±	5.48	4-15-2043	1,770,624	1,818,292
JPMorgan Chase Commercial Mortgage Securities Trust Series 2005-LDP3 Class A4A ±	4.94	8-15-2042	396,810	398,694
Merrill Lynch Mortgage Trust Series 2005-CKI1 Class A6 ±	5.27	11-12-2037	1,457,356	1,474,531

Total Non-Agency Mortgage-Backed Securities (Cost $10,590,805)				10,508,294

Yankee Corporate Bonds and Notes: 21.20%

Consumer Discretionary: 0.29%

Automobiles: 0.29%
Volkswagen Group America 144A	1.63	3-22-2015	775,000	775,482

Consumer Staples: 2.03%

Food & Staples Retailing: 1.39%
Wesfarmers Limited 144A	2.98	5-18-2016	1,810,000	1,855,608
Woolworths Limited 144A	2.55	9-22-2015	1,813,000	1,831,964

				3,687,572

Tobacco: 0.64%
BAT International Finance plc 144A	1.40	6-5-2015	1,680,000	1,683,190

Energy: 1.90%

Oil, Gas & Consumable Fuels: 1.90%
BP Capital Markets plc ±	0.61	2-10-2017	1,250,000	1,251,175
BP Capital Markets plc	3.13	10-1-2015	1,000,000	1,014,183
BP Capital Markets plc	3.20	3-11-2016	1,701,000	1,744,763
CNPC General Capital Limited 144A±	1.16	5-14-2017	1,000,000	1,001,436

				5,011,557

Financials: 15.16%

Banks: 11.98%
ABN Amro Bank NV 144A±	1.06	10-28-2016	2,000,000	2,013,460
ANZ Banking Group 144A±	0.69	1-16-2018	1,500,000	1,499,555
ANZ New Zealand International Limited of London 144A	1.85	10-15-2015	1,050,000	1,059,333
Banco Santander Chile 144A±	1.15	4-11-2017	1,250,000	1,244,781
Bank of Montreal	1.30	7-15-2016	3,000,000	3,022,719
Bank of Nova Scotia	0.95	3-15-2016	1,553,000	1,559,094
Banque Federative du Credit Mutuel SA 144A±	1.11	1-20-2017	1,000,000	1,006,491
BPCE SA	1.70	4-25-2016	2,695,000	2,714,576
Export-Import Bank of Korea ±	0.98	1-14-2017	1,400,000	1,406,947
Export-Import Bank of Korea 144A	5.38	10-4-2016	1,000,000	1,064,915
Industrial & Commercial Bank of China Limited ±	1.45	11-13-2017	1,500,000	1,508,235
ING Bank NV 144A	2.00	9-25-2015	2,990,000	3,013,175
Kookmin Bank 144A±	1.13	1-27-2017	2,000,000	2,012,176

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2015 (unaudited)	Wells Fargo Advantage Conservative Income Fund	11

Security name	Interest rate	Maturity date	Principal	Value

Banks (continued)
Kookmin Bank 144A±	1.50%	10-11-2016	$500,000	$505,157
Macquarie Bank Limited 144A	0.30	6-24-2015	1,000,000	999,050
Macquarie Bank Limited 144A±	1.05	3-24-2017	1,000,000	1,004,053
Macquarie Bank Limited 144A	3.45	7-27-2015	1,000,000	1,011,446
National Australia Bank Limited	1.30	7-25-2016	1,000,000	1,006,668
Rabobank Nederland 144A	3.20	3-11-2015	900,000	900,471
Royal Bank of Scotland plc	4.88	3-16-2015	850,000	851,193
Sumitomo Mitsui Banking Corporation ±	0.83	1-16-2018	1,500,000	1,504,103
Sumitomo Mitsui Trust Bank Limited 144A±	1.02	9-16-2016	750,000	753,998

				31,661,596

Consumer Finance: 1.06%
Volkswagen International Finance NV 144A±	0.70	11-20-2017	725,000	725,147
Volkswagen International Finance NV 144A	2.88	4-1-2016	2,032,000	2,076,613

				2,801,760

Diversified Financial Services: 2.12%
Abbey National Treasury Services plc ±	0.75	3-13-2017	500,000	500,197
Abbey National Treasury Services plc	4.00	4-27-2016	1,300,000	1,343,806
La Caisse Centrale Desjardins du Quebec 144A±	0.92	1-29-2018	3,760,000	3,759,425

				5,603,428

Information Technology: 0.87%

Internet Software & Services: 0.87%
Alibaba Group Holding Limited 144A±	0.76	11-28-2017	2,300,000	2,292,547

Telecommunication Services: 0.95%

Wireless Telecommunication Services: 0.95%
America Movil SAB de CV ±	1.24	9-12-2016	2,500,000	2,518,885

Total Yankee Corporate Bonds and Notes (Cost $55,994,492)				56,036,017

Short-Term Investments: 23.83%

Commercial Paper: 23.56%
Alpine Securitization Corporation 144A(p)(z)	0.25	5-11-2015	2,000,000	1,998,989
Alpine Securitization Corpotation 144A(p)(z)	0.25	5-4-2015	1,000,000	999,545
Anglesea Funding LLC 144A(p)(z)	0.00	3-2-2015	1,600,000	1,600,000
Anglesea Funding LLC 144A(p)(z)	0.28	4-1-2015	2,100,000	2,099,475
Antalis US Funding Corporation 144A(p)(z)	0.00	3-2-2015	3,250,000	3,250,000
Banco de Chile 144A(z)	0.45	8-28-2015	3,650,000	3,641,833
Banco de Credito e Inversiones 144A(z)	0.39	5-20-2015	1,900,000	1,898,332
Banco de Credito e Inversiones 144A(z)	0.42	4-27-2015	1,000,000	999,316
CNPC Finance Hong Kong Limited 144A(z)	0.30	3-10-2015	1,750,000	1,749,852
CNPC Finance Hong Kong Limited 144A(z)	0.35	3-26-2015	4,000,000	3,998,987
Coca-Cola Company 144A(z)	0.24	6-22-2015	750,000	749,440
Coca-Cola Company 144A(z)	0.30	9-8-2015	1,500,000	1,497,625
Collateralized Commercial Paper Company LLC 144A(z)	0.30	7-6-2015	1,500,000	1,498,425
Collateralized Commercial Paper Company LLC 144A(z)	0.33	5-7-2015	1,000,000	999,377
Crown Point Capital Company LLC 144A(p)(z)	0.23	4-7-2015	1,000,000	999,760
Crown Point Capital Company LLC 144A(p)(z)	0.24	4-17-2015	2,200,000	2,199,297

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Conservative Income Fund	Portfolio of investments—February 28, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Commercial Paper (continued)
Institutional Secured Funding LLC 144A(p)(z)	0.24%	3-17-2015	$1,000,000	$999,888
Institutional Secured Funding LLC 144A(p)(z)	0.35	4-2-2015	5,200,000	5,198,343
Midea International Corporation (z)	0.25	3-6-2015	3,500,000	3,499,852
Reckitt Benckiser Treasury Services plc 144A(z)	0.30	8-25-2015	500,000	499,267
Reckitt Benckiser Treasury Services plc 144A(z)	0.37	8-25-2015	2,300,000	2,295,840
Ridgefield Funding Company LLC 144A(p)(z)	0.24	5-5-2015	4,000,000	3,998,222
Salisbury Receivables Company LLC 144A(p)(z)	0.22	4-14-2015	2,000,000	1,999,451
Salisbury Receivables Company LLC 144A(p)(z)	0.27	4-1-2015	2,500,000	2,499,396
Sinopec Century Bright Capital Investment Limited 144A(z)	0.31	3-23-2015	1,500,000	1,499,703
Suncorp Group Limited 144A(z)	0.52	7-6-2015	1,100,000	1,097,960
Suncorp Group Limited 144A(z)	0.61	1-5-2016	2,000,000	1,989,528
White Point Funding Incorporated 144A(p)(z)	0.01	3-6-2015	6,500,000	6,499,783

				62,257,486

	Yield		Shares
Investment Companies: 0.26%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class ##(l)(u)	0.10		685,927	685,927

			Principal
U.S. Treasury Securities: 0.01%
U.S. Treasury Bill (z)#	0.01	3-19-2015	$30,000	30,000

Total Short-Term Investments (Cost $62,973,413)				62,973,413

Total investments in securities (Cost $266,823,350) *	100.96%	266,825,196
Other assets and liabilities, net	(0.96)	(2,549,143)

Total net assets	100.00%	$264,276,053

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

±	Variable rate investment. The rate shown is the rate in effect at period end.

%%	The security is issued on a when-issued basis.

##	All or a portion of this security is segregated for when-issued securities.

(p)	Asset-backed commercial paper

(z)	Zero coupon security. The rate represents the current yield to maturity.

(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

*	Cost for federal income tax purposes is $266,824,965 and unrealized gains (losses) consists of:

Gross unrealized gains	$143,841
Gross unrealized losses	(143,610)

Net unrealized gains	$231

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—February 28, 2015 (unaudited)	Wells Fargo Advantage Conservative Income Fund	13

Assets
Investments
In unaffiliated securities, at value (cost $266,137,423)	$266,139,269
In affiliated securities, at value (cost $685,927)	685,927

Total investments, at value (cost $266,823,350)	266,825,196
Receivable for Fund shares sold	563,100
Receivable for interest	804,246
Prepaid expenses and other assets	21,570

Total assets	268,214,112

Liabilities
Dividends payable	44,488
Payable for investments purchased	3,824,715
Payable for daily variation margin on open futures contracts	1,641
Advisory fee payable	17,790
Administration fee payable	25,823
Accrued expenses and other liabilities	23,602

Total liabilities	3,938,059

Total net assets	$264,276,053

NET ASSETS CONSIST OF
Paid-in capital	$264,298,892
Overdistributed net investment income	(1,354)
Accumulated net realized losses on investments	(20,724)
Net unrealized losses on investments	(761)

Total net assets	$264,276,053

COMPUTATION OF NET ASSET VALUE PER SHARE
Net assets – Institutional Class	$264,276,053
Shares outstanding – Institutional Class[1]	26,416,073
Net asset value per share – Institutional Class	$10.00

[1]	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Conservative Income Fund	Statement of operations—six months ended February 28, 2015 (unaudited)

Investment income
Interest (net of foreign interest withholding taxes of $1,865)	$679,760
Income from affiliated securities	659

Total investment income	680,419

Expenses
Advisory fee	178,340
Administration fee	115,921
Custody and accounting fees	7,778
Professional fees	20,554
Registration fees	9,703
Shareholder report expenses	8,411
Trustees’ fees and expenses	5,825
Other fees and expenses	1,095

Total expenses	347,627
Less: Fee waivers and/or expense reimbursements	(106,868)

Net expenses	240,759

Net investment income	439,660

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized losses on:
Unaffiliated securities	(5,349)
Futures transactions	(18,161)

Net realized losses on investments	(23,510)

Net change in unrealized gains (losses) on:
Unaffiliated securities	(171,813)
Futures transactions	703

Net change in unrealized gains (losses) on investments	(171,110)

Net realized and unrealized gains (losses) on investments	(194,620)

Net increase in net assets resulting from operations	$245,040

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Advantage Conservative Income Fund	15

	Six months ended February 28, 2015 (unaudited)		Year ended August 31, 2014

Operations
Net investment income		$439,660		$521,040
Net realized gains (losses) on investments		(23,510)		36,110
Net change in unrealized gains (losses) on investments		(171,110)		228,803

Net increase in net assets resulting from operations		245,040		785,953

Distributions to shareholders from
Net investment income – Institutional Class		(439,689)		(522,365)
Net realized gains – Institutional Class		(9,602)		(10,290)

Total distributions to shareholders		(449,291)		(532,655)

Capital share transactions	Shares		Shares
Proceeds from shares sold – Institutional Class	16,673,464	166,852,937	17,611,286	176,332,163
Reinvestment of distributions – Institutional Class	32,963	329,834	44,616	446,908
Payment for shares redeemed – Institutional Class	(4,607,519)	(46,120,953)	(8,344,325)	(83,597,346)

Net increase in net assets resulting from capital share transactions		121,061,818		93,181,725

Total increase in net assets		120,857,567		93,435,023

Net assets
Beginning of period		143,418,486		49,983,463

End of period		$264,276,053		$143,418,486

Overdistributed net investment income		$(1,354)		$(1,325)

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Conservative Income Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 28, 2015 (unaudited)	Year ended August 31
INSTITUTIONAL CLASS		2014	2013[1]
Net asset value, beginning of period	$10.02	$9.99	$10.00
Net investment income	0.02	0.04	0.01
Net realized and unrealized gains (losses) on investments	(0.02)	0.03	(0.01)

Total from investment operations	0.00	0.07	0.00
Distributions to shareholders from
Net investment income	(0.02)	(0.04)	(0.01)
Net realized gains	(0.00)[2]	(0.00)[2]	0.00

Total distributions to shareholders	(0.02)	(0.04)	(0.01)
Net asset value, end of period	$10.00	$10.02	$9.99
Total return[3]	0.05%	0.74%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.39%	0.43%	0.74%
Net expenses	0.27%	0.27%	0.27%
Net investment income	0.49%	0.44%	0.44%
Supplemental data
Portfolio turnover rate	19%	55%	10%
Net assets, end of period (000s omitted)	$264,276	$143,418	$49,983

[1]	For the period from May 31, 2013 (commencement of class operations) to August 31, 2013

[2]	Amount is less than $0.005.

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo Advantage Conservative Income Fund	17

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services—Investment Companies. These financial statements report on the Wells Fargo Advantage Conservative Income Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

18	Wells Fargo Advantage Conservative Income Fund	Notes to financial statements (unaudited)

The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the three fiscal years since commencement of operations will be subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to financial statements (unaudited)	Wells Fargo Advantage Conservative Income Fund	19

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of February 28, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :

Asset-backed securities	$0	$59,129,548	$0	$59,129,548
Certificates of deposit	0	4,000,000	0	4,000,000
Corporate bonds and notes	0	61,791,402	0	61,791,402
Municipal obligations	0	12,386,522	0	12,386,522
Non-agency mortgage-backed securities	0	10,508,294	0	10,508,294
Yankee corporate bonds and notes	0	56,036,017	0	56,036,017

Short-term investments
Commercial paper	0	62,257,486	0	62,257,486
Investment companies	685,927	0	0	685,927
U.S. Treasury securities	30,000	0	0	30,000
Total assets	$715,927	$266,109,269	$0	$266,825,196
Liabilities

Futures contracts	$1,641	$0	$0	$1,641
Total liabilities	$1,641	$0	$0	$1,641

Futures contracts are reported at their variation margin at measurement date, which represents the amount due from the Fund at that date. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At February 28, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.20% and declining to 0.15% as the average daily net assets of the Fund increase. For the six months ended February 28, 2015, the advisory fee was equivalent to an annual rate of 0.20% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.10% and declining to 0.05% as the average daily net assets of the Fund increase.

Administration fee

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.13% and declining to 0.11% as the average daily net assets of the Fund increase.

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through December 31, 2015 to waive fees and/or reimburse

20	Wells Fargo Advantage Conservative Income Fund	Notes to financial statements (unaudited)

expenses to the extent necessary to cap the Fund’s expenses at 0.27% for Institutional Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended February 28, 2015 were $126,105,411 and $26,887,520, respectively.

6. DERIVATIVE TRANSACTIONS

During the six months ended February 28, 2015, the Fund entered into futures contracts to speculate on interest rates and to help manage the duration of the portfolio

At February 28, 2015, the Fund had short futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract value at February 28, 2015	Unrealized losses
6-30-2015	JPMorgan	15 Short	2-Year U.S. Treasury Notes	$3,278,672	$(2,607)

The Fund had an average notional amount of $3,300,830 in short futures contracts during the six months ended February 28, 2015.

On February 28, 2015, the cumulative unrealized losses on futures contracts in the amount of $2,607 are reflected in net unrealized losses on investments on the Statement of Assets and Liabilities. The payable for daily variation margin on open futures contracts reflected in the Statement of Assets and Liabilities only represents the current day’s variation margin. The realized losses and change in unrealized gains (losses) on futures contracts are reflected in the Statement of Operations.

For certain types of derivative transactions, the Fund has entered into International Swaps and Derivatives Association, Inc. master agreements (“ISDA Master Agreements”) or similar agreements with approved counterparties. The ISDA Master Agreements or similar agreements may have requirements to deliver/deposit securities or cash to/with an exchange or broker-dealer as collateral and allows the Fund to offset, with each counterparty, certain derivative financial instrument’s assets and/or liabilities with collateral held or pledged. Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under ISDA Master Agreements or similar agreements, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Portfolio of Investments. With respect to balance sheet offsetting, absent an event of default by the counterparty or a termination of the agreement, the reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities are not offset across transactions between the Fund and the applicable counterparty. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by derivative type, including any collateral exposure, is as follows:

Derivative type	Counterparty	Gross amounts of liabilities in the Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral pledged[1]	Net amount of liabilities
Futures – variation margin	JPMorgan	$1,641	$0	$(1,641)	$0
[1]	Collateral pledged within this table is limited to the collateral for the net transaction with the counterparty.

7. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds in the Trust) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the six months ended February 28, 2015, the Fund paid $84 in commitment fees.

Notes to financial statements (unaudited)	Wells Fargo Advantage Conservative Income Fund	21

For the six months ended February 28, 2015, there were no borrowings by the Fund under the agreement.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

22	Wells Fargo Advantage Conservative Income Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargoadvantagefunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Advantage Conservative Income Fund	23

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo Advantage family of funds, which consists of 134 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
William R. Ebsworth (Born 1957)	Trustee, since 2015**	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director at Fidelity Management and Research Company and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. in Boston, Tokyo, and Hong Kong where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Mr. Ebsworth is an Adjunct Lecturer, Finance, at Babson College and a Chartered Financial Analyst.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015**	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior thereto, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Chartered Financial Analyst (inactive), Chair of Taproot Foundation (non-profit organization) and a Board Member of Ruth Bancroft Garden (non-profit organization).	Asset Allocation Trust
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Delux Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy. Mr. Harris is a certified public accountant.	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust

24	Wells Fargo Advantage Conservative Income Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.
**	William R. Ebsworth and Jane A. Freeman each became a Trustee effective January 1, 2015.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011. Owned and operated a consulting business providing services to various hedge funds including acting as Chief Operating Officer and Chief Compliance Officer for a hedge fund from 2007 to 2008. Chief Operating Officer and Chief Compliance Officer of GMN Capital LLC from 2006 to 2007.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank N.A. from 1996 to 2013.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Senior Vice President of Wells Fargo Funds Management, LLC since 2007 and Chief Compliance Officer from 2007 to 2014. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 73 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 61 funds and Assistant Treasurer of 73 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

List of abbreviations	Wells Fargo Advantage Conservative Income Fund	25

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Columbian Peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2015 Wells Fargo Funds Management, LLC. All rights reserved.

232052 04-15 SA265/SAR265 02-15

Wells Fargo Advantage

Government Securities Fund

Semi-Annual Report

February 28, 2015

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

*	A complete schedule of portfolio holdings as of the report date may be obtained, free of charge, by accessing the following website: http://a584.g.akamai.net/f/584/1326/1d/www.wellsfargoadvantagefunds.com/pdf/semi/holdings/govtsecurities.pdf or by calling Wells Fargo Advantage Funds at 1-800-222-8222. This complete schedule, filed on Form N-CSRS, is also available on the SEC’s website at sec.gov.

The views expressed and any forward-looking statements are as of February 28, 2015, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Advantage Government Securities Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Major central banks continued to inject liquidity into global banks and markets through various accommodative monetary policies, including quantitative easing.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage Government Securities Fund for the six-month period that ended February 28, 2015. The period was marked by low interest rates, a large decline in oil prices, and moderate U.S. economic growth. Investment-grade bonds, as measured by the Barclays U.S. Aggregate Bond Index1, returned 2.25% during the period.

Major central banks continued to provide stimulus.

Major central banks continued to inject liquidity into global banks and markets through various accommodative monetary policies, including quantitative easing. In the U.S., the Federal Reserve (Fed) kept its key interest rate near zero in order to support the economy and the financial system. It ended its quantitative easing program in October 2014 and also set expectations for it to begin normalizing monetary policy with higher target ranges for the federal funds rate in 2015.

Meanwhile, European markets continued to benefit from the European Central Bank’s (ECB’s) willingness to maintain low interest rates. In September 2014, the ECB cut its key rate to a historic low of 0.05%. In addition to its targeted longer-term refinancing operations that are designed to increase bank lending, the ECB said it intends to increase the size of its balance sheet, a result of quantitative easing, by buying eurozone government bonds. In Japan, the Bank of Japan maintained an aggressive monetary program aimed at combating deflation.

U.S. economic growth was moderate, and oil prices plummeted.

Economic growth advanced during the reporting period, the unemployment rate ticked lower to 5.5% as of February 2015, and inflation remained below the Fed’s longer-run objective of a 2% pace. The period was also marked by dramatically lower oil prices, which fell from more than $90 per barrel at the end of August 2014 to below $50 per barrel at the end of February 2015. While lower oil prices benefited consumers of oil products, the lower prices pressured companies within the energy sector.

Longer-dated securities and higher-rated credits were top performers.

Ten-year U.S. Treasury rates declined during the period, from 2.35% at end of August 2014 to 2.03% by the end of February 2015, benefiting both from safe-haven status as well as relative attractiveness to global investors. With the U.S. economy the furthest along its business cycle, the level of interest rates in the U.S. and Europe diverged. The 10-year U.S. Treasury yield was 2.03% at the end of February 2015 compared with 0.30% for 10-year German government yields, 173 basis points (bps; 100 bps equals 1.00%) higher. This was largely attributed to the Fed being closer to eventually increasing interest rates while the ECB potentially needs to further increase, rather than scale back, its amount of accommodation. Further, U.S. economic activity was healthier than Europe’s.

Treasury bonds with maturities greater than 20 years returned more than 10% during the six-month period that ended February 28, 2015, according to the Barclays U.S. Aggregate Bond Index. This was due, in part, to strong demand from overseas investors because yields in Europe and Japan were substantially lower

[1]	The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar–denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Advantage Government Securities Fund	3

than U.S. yields. In addition, because the dollar strengthened, the returns from Treasuries were even higher for foreign-domiciled investors. Longer-maturity debt across all sectors outperformed shorter-dated securities.

Investment-grade corporate bonds returned 2.29% during the six-month reporting period, according to the Barclays U.S. Aggregate Bond Index, and AAA-rated2 bonds had higher returns than BBB-rated bonds. Lower-rated credits, including high yield, underperformed as oil prices fell dramatically. Not only were many energy and mining companies negatively affected, but investor trepidation about weak global growth caused investment-grade spreads to modestly widen while high-yield spreads widened substantially.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Advantage Funds offers more than 100 mutual funds and other investments spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future.

[2]	The ratings indicated are from Standard & Poor’s, Moody’s Investors Service, and/or Fitch Ratings Ltd. Standard & Poor’s rates the creditworthiness of bonds from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Moody’s rates the creditworthiness of bonds from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Fitch rates the creditworthiness of bonds from AAA (highest) to D (lowest)

4	Wells Fargo Advantage Government Securities Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks current income.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Michael J. Bray, CFA

Christopher Y. Kauffman, CFA

Average annual total returns1 (%) as of February 28, 2015

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (SGVDX)	8-31-1999	(0.62)	2.29	3.71	4.07	3.23	4.19	0.89	0.86
Class B (WGSBX)*	7-18-2008	(1.62)	2.10	3.65	3.38	2.47	3.65	1.64	1.61
Class C (WGSCX)	12-26-2002	2.38	2.46	3.39	3.38	2.46	3.39	1.64	1.61
Administrator Class (WGSDX)	4-8-2005	–	–	–	4.38	3.45	4.41	0.83	0.65
Institutional Class (SGVIX)	8-31-1999	–	–	–	4.45	3.62	4.60	0.56	0.49
Investor Class (STVSX)	10-29-1986				4.13	3.20	4.15	0.92	0.89
Barclays Intermediate Government Index[4]	–	–	–	–	2.21	2.57	3.88	–	–
Barclays U.S. Aggregate ex Credit Index[5]	–	–	–	–	4.46	3.62	4.54	–	–
*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 4.50%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class, Institutional Class, and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond values fluctuate in response to the financial condition of individual issuers, generalmarket and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest-rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. Securities issued by U.S. government agencies or government sponsored entities may not be guaranteed by the U.S. Treasury. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to mortgage- and asset-backed securities risk. Consult the Fund’s prospectus for additional information on these and other risks. The U.S. government guarantee applies to certain underlying securities and not to shares of the Fund.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage Government Securities Fund	5

Ten largest long-term holdings[6] (%) as of February 28, 2015
U.S. Treasury Note, 0.07%, 1-31-2016	10.32
U.S. Treasury Note, 0.25%, 9-30-2015	8.99
FHLB, 0.00%, 5-27-2015	8.93
U.S. Treasury Note, 0.38%, 3-15-2015	7.09
FNMA, 3.00%, 3-12-2045	6.88
U.S. Treasury Note, 0.38%, 11-15-2015	6.43
FNMA, 4.50%, 3-12-2045	5.07
FHLMC, 3.50%, 3-1-2045	4.50
U.S. Treasury Note, 0.25%, 12-31-2015	4.41
FNMA, 4.00%, 3-12-2045	4.39

Portfolio allocation[7] as of February 28, 2015

[1]	Effective June 20, 2008, the Advisor Class was renamed Class A and modified to assume the features and attributes of Class A. Historical performance shown for Class A shares through June 19, 2008, includes Advisor Class expenses. Historical performance shown for Class B shares prior to their inception reflects the performance of Investor Class shares, adjusted to reflect the higher expenses applicable to Class B. Historical performance shown for Administrator Class shares prior to their inception reflects the performance of Institutional Class shares, adjusted to reflect the higher expenses applicable to Administrator Class shares.

[2]	Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.01% in acquired fund fees and expenses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include acquired fund fees and expenses.

[3]	The Adviser has committed through December 31 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 0.85% for Class A, 1.60% for Class B, 1.60% for Class C, 0.64% for Administrator Class, 0.48% for Institutional Class, and 0.88% for Investor Class. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

[4]	The Barclays Intermediate Government Index is an unmanaged index composed of U.S. government securities with maturities in the one to 10-year range, including securities issued by the U.S. Treasury and U.S. government agencies. You cannot invest directly in an index.

[5]	The Barclays U.S. Aggregate ex Credit Index is composed of the Barclays U.S. Government Index and the Barclays U.S. Mortgage-Backed Securities Index and it includes Treasury issues, agency issues, and mortgage-backed securities. You cannot invest directly in an index.

[6]	The ten largest long-term holdings are calculated based on the value of the securities divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[7]	Amounts are calculated based on the total long-term investments of the Fund. These percentages are subject to change and may have changed since the date specified.

6	Wells Fargo Advantage Government Securities Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from September 1, 2014 to February 28, 2015.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 9-1-2014	Ending account value 2-28-2015	Expenses paid during the period[1]	Net annualized expense ratio
Class A
Actual	$1,000.00	$1,021.63	$4.26	0.85%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.58	$4.26	0.85%
Class B
Actual	$1,000.00	$1,017.85	$8.01	1.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.86	$8.00	1.60%
Class C
Actual	$1,000.00	$1,017.85	$8.01	1.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.86	$8.00	1.60%
Administrator Class
Actual	$1,000.00	$1,022.69	$3.21	0.64%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.62	$3.21	0.64%
Institutional Class
Actual	$1,000.00	$1,023.51	$2.41	0.48%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.41	$2.41	0.48%
Investor Class
Actual	$1,000.00	$1,021.46	$4.41	0.88%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.43	$4.41	0.88%

[1]	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Summary portfolio of investments—February 28, 2015 (unaudited)	Wells Fargo Advantage Government Securities Fund	7

The Summary portfolio of investments shows the 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the total net assets as of the report date. The remaining securities held are grouped as “Other securities” in each category.

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Agency Securities: 72.84%
FDIC Series 2010-S1 Class 1A ±144A	0.72%	2-25-2048	$6,508,796	$6,511,152	0.51%
FDIC Series 2013-R1 Class A 144A	1.15	3-25-2033	5,366,022	5,329,192	0.42
FHLB ¤	0.00	5-27-2015	113,270,000	113,259,126	8.93
FHLB	5.63	3-14-2036	6,150,000	8,683,837	0.68
FHLMC	2.38	1-13-2022	10,415,000	10,733,949	0.85
FHLMC %%	3.50	3-1-2045	54,565,000	57,090,765	4.50
FHLMC %%	4.00	3-1-2045	11,875,000	12,696,973	1.00
FHLMC	5.50	7-1-2035	8,105,433	9,105,910	0.72
FHLMC	6.00	5-25-2043	6,668,020	7,703,977	0.61
FHLMC	0.21-10.50	6-1-2016 to 7-25-2043	105,614,221	64,948,677	5.13
FNMA	2.63	9-6-2024	16,000,000	16,457,008	1.30
FNMA %%	3.00	3-18-2030	18,235,000	19,090,479	1.50
FNMA %%	3.00	3-12-2045	85,745,000	87,342,669	6.88
FNMA %%	3.50	3-18-2030	15,180,000	16,095,946	1.27
FNMA %%	3.50	3-12-2045	50,820,000	53,257,774	4.20
FNMA %%	4.00	3-18-2030	12,615,000	13,342,136	1.05
FNMA %%	4.00	3-12-2045	52,050,000	55,652,839	4.39
FNMA	4.50	1-1-2026	11,305,000	11,878,641	0.94
FNMA %%	4.50	3-12-2045	59,157,000	64,287,024	5.07
FNMA	5.00	8-1-2040	23,633,250	26,385,000	2.08
FNMA	5.30	4-1-2017	6,265,835	6,607,275	0.52
FNMA	5.50	8-1-2033	7,899,647	8,931,296	0.70
FNMA	5.67	3-1-2016	6,034,833	6,260,489	0.49
FNMA %%	6.00	3-12-2045	15,585,000	17,723,980	1.40
FNMA Series 2002-T19 Class A1	6.50	7-25-2042	6,195,378	7,068,338	0.56
FNMA Series 2006-M2 Class A2F ±	5.26	5-25-2020	6,790,390	7,488,965	0.59
FNMA	0.37-11.25	3-1-2015 to 8-25-2047	131,411,056	140,912,761	11.09
GNMA	4.00	1-20-2045	17,374,613	18,549,547	1.46
GNMA	5.00	7-20-2040	7,843,352	8,775,574	0.69
GNMA Series 2006-32 Class C ±	5.26	11-16-2038	11,398,849	12,003,638	0.95
GNMA Series 2006-68 Class D ±	5.31	12-16-2037	12,520,000	13,695,102	1.08
GNMA	0.00-12.50	7-15-2016 to 10-16-2052	91,245,956	11,447,205	0.89
Other securities				4,918,542	0.39

Total Agency Securities (Cost $905,221,395)				924,235,786	72.84

Municipal Obligations: 0.61%

Texas: 0.61%
San Antonio TX Retama Development Corporation (Miscellaneous Revenue)	10.00	12-15-2020	5,405,000	7,800,280	0.61

Total Municipal Obligations (Cost $6,665,706)				7,800,280	0.61

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Advantage Government Securities Fund	Summary portfolio of investments—February 28, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Non-Agency Mortgage-Backed Securities: 5.85%
Citigroup Commercial Mortgage Trust Series 2006-C4 Class A3 ±	5.77%	3-15-2049	$8,876,687	$9,204,148	0.72%
Citigroup Commercial Mortgage Trust Series 2006-C5 Class A4	5.43	10-15-2049	11,280,000	11,876,069	0.94
Citigroup Commercial Mortgage Trust Series 2015-GC27 Class A5	3.14	2-10-2048	6,130,000	6,211,180	0.49
GE Capital Commercial Mortgage Corporation Series 2005-C3 Class A7A ±	4.97	7-10-2045	9,360,000	9,384,898	0.74
Lehman Brothers UBS Commercial Mortgage Trust Series 2006-C1 Class A4	5.16	2-15-2031	12,811,647	13,068,124	1.03
NCUA Guaranteed Notes Program Series 2010-C1 Class APT	2.65	10-29-2020	7,879,471	7,974,135	0.63
Other securities				16,524,736	1.30

Total Non-Agency Mortgage-Backed Securities (Cost $75,867,231)				74,243,290	5.85

U.S. Treasury Securities: 50.01%
U.S. Treasury Bond	2.75	8-15-2042	16,720,000	17,221,600	1.36
U.S. Treasury Bond	3.00	11-15-2044	5,965,000	6,469,693	0.51
U.S. Treasury Bond	3.75	8-15-2041	17,565,000	21,641,995	1.71
U.S. Treasury Bond	4.50	2-15-2036	7,475,000	10,083,655	0.80
U.S. Treasury Bond	4.63	2-15-2040	20,150,000	27,912,465	2.20
U.S. Treasury Bond	6.25	8-15-2023	16,335,000	21,913,141	1.73
U.S. Treasury Bond	7.25	8-15-2022	4,685,000	6,478,844	0.51
U.S. Treasury Note ±##	0.07	1-31-2016	130,990,000	130,986,987	10.32
U.S. Treasury Note ##	0.25	9-30-2015	114,015,000	114,077,366	8.99
U.S. Treasury Note	0.25	12-31-2015	56,000,000	56,008,736	4.41
U.S. Treasury Note ##	0.38	3-15-2015	89,940,000	89,947,015	7.09
U.S. Treasury Note ##	0.38	11-15-2015	81,495,000	81,615,939	6.43
U.S. Treasury Note	1.00	8-31-2016	12,240,000	12,340,405	0.97
U.S. Treasury Note	1.38	2-28-2019	37,735,000	37,790,996	2.98

Total U.S. Treasury Securities (Cost $621,132,986)				634,488,837	50.01

Yankee Corporate Bonds and Notes: 1.56%

Financials: 1.56%

Banks: 1.56%
Bank of Nova Scotia 144A	1.65	10-29-2015	13,235,000	13,343,249	1.05
Royal Bank of Canada Incorporated	2.00	10-1-2018	6,370,000	6,452,765	0.51

Total Yankee Corporate Bonds and Notes (Cost $19,598,373)				19,796,014	1.56

	Yield		Shares
Short-Term Investments: 0.33%

Investment Companies: 0.20%
Wells Fargo Advantage Government Money Market Fund, Institutional Class (l)(u)##	0.01		2,598,477	2,598,477	0.20

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—February 28, 2015 (unaudited)	Wells Fargo Advantage Government Securities Fund	9

Security name	Yield	Maturity date	Principal	Value	Percent of net assets

U.S. Treasury Securities: 0.13%
U.S. Treasury Bill (z) #	0.01%	3-19-2015	$1,600,000	$1,599,989	0.13%

Total Short-Term Investments (Cost $4,198,457)				4,198,466	0.33

Total investments in securities (Cost $1,632,684,148) *				1,664,762,673	131.20
Other assets and liabilities, net				(395,905,819)	(31.20)

Total net assets				$1,268,856,854	100.00%

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

±	Variable rate investment. The rate shown is the rate in effect at period end.

¤	The security is issued in zero coupon form with no periodic interest payments.

%%	Security issued on a when-issued basis

(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

##	All or a portion of this security is segregated for when-issued securities.

(z)	Zero coupon security. The rate represents the current yield to maturity.

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

*	Cost for federal income tax purposes is $1,633,676,021 and unrealized gains (losses) consists of:

Gross unrealized gains	$39,360,419
Gross unrealized losses	(8,273,767)

Net unrealized gains	$31,086,652

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Government Securities Fund	Statement of assets and liabilities—February 28, 2015 (unaudited)

Assets
Investments
In unaffiliated securities, at value (cost $1,630,085,671)	$1,662,164,196
In affiliated securities, at value (cost $2,598,477)	2,598,477

Total investments, at value (cost $1,632,684,148)	1,664,762,673
Cash	979
Principal paydown receivable	30,728
Receivable for Fund shares sold	541,250
Receivable for interest	3,822,504
Receivable for daily variation margin on open futures contracts	202,183
Prepaid expenses and other assets	32,044

Total assets	1,669,392,361

Liabilities
Dividends payable	51,786
Payable for investments purchased	397,265,760
Payable for Fund shares redeemed	2,406,804
Advisory fee payable	329,384
Distribution fees payable	18,503
Administration fees payable	177,996
Accrued expenses and other liabilities	285,274

Total liabilities	400,535,507

Total net assets	$1,268,856,854

NET ASSETS CONSIST OF
Paid-in capital	$1,248,268,413
Overdistributed net investment income	(11,348,041)
Accumulated net realized losses on investments	(149,512)
Net unrealized gains on investments	32,085,994

Total net assets	$1,268,856,854

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$235,810,127
Shares outstanding – Class A1	20,860,252
Net asset value per share – Class A	$11.30
Maximum offering price per share – Class A2	$11.83
Net assets – Class B	$785,127
Shares outstanding – Class B1	69,469
Net asset value per share – Class B	$11.30
Net assets – Class C	$30,166,737
Shares outstanding – Class C1	2,668,984
Net asset value per share – Class C	$11.30
Net assets – Administrator Class	$177,414,833
Shares outstanding – Administrator Class[1]	15,700,544
Net asset value per share – Administrator Class	$11.30
Net assets – Institutional Class	$499,803,678
Shares outstanding – Institutional Class[1]	44,252,587
Net asset value per share – Institutional Class	$11.29
Net assets – Investor Class	$324,876,352
Shares outstanding – Investor Class[1]	28,721,971
Net asset value per share – Investor Class	$11.31

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended February 28, 2015 (unaudited)	Wells Fargo Advantage Government Securities Fund	11

Investment income
Interest	$10,497,667
Income from affiliated securities	662

Total investment income	10,498,329

Expenses
Advisory fee	2,408,598
Administration fees
Fund level	317,520
Class A	141,161
Class B	758
Class C	24,522
Administrator Class	97,653
Institutional Class	213,664
Investor Class	315,934
Shareholder servicing fees
Class A	220,564
Class B	1,184
Class C	38,315
Administrator Class	235,458
Investor Class	414,370
Distribution fees
Class B	3,552
Class C	114,945
Custody and accounting fees	41,814
Professional fees	38,272
Registration fees	27,820
Shareholder report expenses	44,875
Trustees’ fees and expenses	3,919
Other fees and expenses	20,348

Total expenses	4,725,246
Less: Fee waivers and/or expense reimbursements	(352,379)

Net expenses	4,372,867

Net investment income	6,125,462

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains on:
Unaffiliated securities	14,641,143
Futures transactions	4,906,143

Net realized gains on investments	19,547,286

Net change in unrealized gains (losses) on:
Unaffiliated securities	3,441,458
Futures transactions	(461,693)

Net change in unrealized gains (losses) on investments	2,979,765

Net realized and unrealized gains (losses) on investments	22,527,051

Net increase in net assets resulting from operations	$28,652,513

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Government Securities Fund	Statement of changes in net assets

	Six months ended February 28, 2015 (unaudited)		Year ended August 31, 2014

Operations
Net investment income		$6,125,462		$9,641,392
Net realized gains on investments		19,547,286		26,150,713
Net change in unrealized gains (losses) on investments		2,979,765		23,009,547

Net increase in net assets resulting from operations		28,652,513		58,801,652

Distributions to shareholders from
Net investment income
Class A		(788,485)		(1,872,053)
Class B		(710)		(4,542)
Class C		(22,748)		(97,114)
Administrator Class		(1,078,452)		(2,550,531)
Institutional Class		(3,387,487)		(7,287,898)
Investor Class		(1,445,451)		(3,734,536)

Total distributions to shareholders		(6,723,333)		(15,546,674)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	7,060,546	79,760,069	1,334,647	14,597,639
Class B	1,363	15,319	3,268	35,619
Class C	126,377	1,418,715	104,199	1,140,397
Administrator Class	1,402,379	15,709,725	5,338,839	58,457,305
Institutional Class	5,739,457	64,239,429	11,859,778	129,354,060
Investor Class	2,598,425	29,114,163	3,439,701	37,627,752

		190,257,420		241,212,772

Reinvestment of distributions
Class A	60,446	678,667	150,226	1,639,169
Class B	48	532	350	3,778
Class C	785	8,801	3,431	37,019
Administrator Class	90,768	1,018,654	199,621	2,179,413
Institutional Class	289,604	3,247,681	652,963	7,128,143
Investor Class	125,654	1,411,295	333,416	3,639,504

		6,365,630		14,627,026

Payment for shares redeemed
Class A	(1,899,712)	(21,337,050)	(4,693,790)	(51,288,609)
Class B	(36,074)	(404,089)	(109,977)	(1,201,292)
Class C	(330,181)	(3,696,298)	(1,382,379)	(15,072,513)
Administrator Class	(4,842,781)	(54,214,110)	(18,024,531)	(196,102,002)
Institutional Class	(10,479,816)	(117,668,357)	(16,381,291)	(177,928,722)
Investor Class	(4,547,961)	(51,103,281)	(13,804,746)	(150,877,755)

		(248,423,185)		(592,470,893)

Net decrease in net assets resulting from capital share transactions		(51,800,135)		(336,631,095)

Total decrease in net assets		(29,870,955)		(293,376,117)

Net assets
Beginning of period		1,298,727,809		1,592,103,926

End of period		$1,268,856,854		$1,298,727,809

Overdistributed net investment income		$(11,348,041)		$(10,750,170)

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Government Securities Fund	13

(For a share outstanding throughout each period)

	Six months ended February 28, 2015 (unaudited)	Year ended August 31					Year ended May 31, 2010
CLASS A		2014	2013	2012	2011	2010[1]
Net asset value, beginning of period	$11.11	$10.77	$11.48	$11.23	$11.16	$10.89	$10.71
Net investment income	0.04 [2]	0.05	0.07	0.15	0.25	0.06 [2]	0.29
Net realized and unrealized gains (losses) on investments	0.20	0.40	(0.42)	0.33	0.16	0.30	0.39

Total from investment operations	0.24	0.45	(0.35)	0.48	0.41	0.36	0.68
Distributions to shareholders from
Net investment income	(0.05)	(0.11)	(0.09)	(0.17)	(0.34)	(0.09)	(0.41)
Net realized gains	0.00	0.00	(0.27)	(0.06)	0.00	0.00	(0.09)

Total distributions to shareholders	(0.05)	(0.11)	(0.36)	(0.23)	(0.34)	(0.09)	(0.50)
Net asset value, end of period	$11.30	$11.11	$10.77	$11.48	$11.23	$11.16	$10.89
Total return[3]	2.16%	4.19%	(3.22)%	4.35%	3.75%	3.29%	6.48%
Ratios to average net assets (annualized)
Gross expenses	0.87%	0.88%	0.85%	0.86%	0.85%	0.86%	0.89%
Net expenses	0.85%	0.86%	0.85%	0.86%	0.85%	0.86%	0.89%
Net investment income	0.81%	0.56%	0.67%	1.35%	2.31%	2.10%	2.71%
Supplemental data
Portfolio turnover rate	177%	349%	341%	327%	268%	89%	194%
Net assets, end of period (000s omitted)	$235,810	$173,772	$202,955	$258,329	$270,253	$326,800	$174,781

[1]	For the three months ended August 31, 2010. The Fund changed its fiscal year end from May 31 to August 31, effective August 31, 2010.

[2]	Calculated based upon average shares outstanding

[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Government Securities Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 28, 2015 (unaudited)	Year ended August 31					Year ended May 31, 2010
CLASS B		2014	2013	2012	2011	2010[1]
Net asset value, beginning of period	$11.11	$10.77	$11.48	$11.23	$11.16	$10.89	$10.70
Net investment income (loss)	0.00 [2,3]	(0.02)[2]	(0.03)	0.08 [2]	0.15	0.04 [2]	0.24 [2]
Net realized and unrealized gains (losses) on investments	0.20	0.39	(0.41)	0.31	0.17	0.30	0.37

Total from investment operations	0.20	0.37	(0.44)	0.39	0.32	0.34	0.61
Distributions to shareholders from
Net investment income	(0.01)	(0.03)	(0.00)[3]	(0.08)	(0.25)	(0.07)	(0.33)
Net realized gains	0.00	0.00	(0.27)	(0.06)	0.00	0.00	(0.09)

Total distributions to shareholders	(0.01)	(0.03)	(0.27)	(0.14)	(0.25)	(0.07)	(0.42)
Net asset value, end of period	$11.30	$11.11	$10.77	$11.48	$11.23	$11.16	$10.89
Total return[4]	1.78%	3.42%	(3.94)%	3.57%	2.98%	3.10%	5.80%
Ratios to average net assets (annualized)
Gross expenses	1.62%	1.61%	1.60%	1.61%	1.60%	1.60%	1.63%
Net expenses	1.60%	1.60%	1.60%	1.61%	1.60%	1.60%	1.63%
Net investment income (loss)	0.05%	(0.18)%	(0.08)%	0.68%	1.55%	1.29%	2.09%
Supplemental data
Portfolio turnover rate	177%	349%	341%	327%	268%	89%	194%
Net assets, end of period (000s omitted)	$785	$1,157	$2,266	$4,727	$7,083	$11,495	$2,159

[1]	For the three months ended August 31, 2010. The Fund changed its fiscal year end from May 31 to August 31, effective August 31, 2010.

[2]	Calculated based upon average shares outstanding

[3]	Amount is less than $0.005.

[4]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Government Securities Fund	15

(For a share outstanding throughout each period)

	Six months ended February 28, 2015 (unaudited)	Year ended August 31					Year ended May 31, 2010
CLASS C		2014	2013	2012	2011	2010[1]
Net asset value, beginning of period	$11.11	$10.77	$11.48	$11.23	$11.16	$10.89	$10.70
Net investment income (loss)	0.00 [2,3]	(0.02)[2]	(0.02)	0.07	0.17	0.04 [2]	0.23
Net realized and unrealized gains (losses) on investments	0.20	0.39	(0.42)	0.32	0.15	0.30	0.38

Total from investment operations	0.20	0.37	(0.44)	0.39	0.32	0.34	0.61
Distributions to shareholders from
Net investment income	(0.01)	(0.03)	(0.00)[3]	(0.08)	(0.25)	(0.07)	(0.33)
Net realized gains	0.00	0.00	(0.27)	(0.06)	0.00	0.00	(0.09)

Total distributions to shareholders	(0.01)	(0.03)	(0.27)	(0.14)	(0.25)	(0.07)	(0.42)
Net asset value, end of period	$11.30	$11.11	$10.77	$11.48	$11.23	$11.16	$10.89
Total return[4]	1.78%	3.42%	(3.94)%	3.57%	2.98%	3.09%	5.78%
Ratios to average net assets (annualized)
Gross expenses	1.62%	1.63%	1.60%	1.61%	1.60%	1.61%	1.64%
Net expenses	1.60%	1.61%	1.60%	1.61%	1.60%	1.61%	1.64%
Net investment income (loss)	0.05%	(0.20)%	(0.08)%	0.55%	1.56%	1.35%	1.89%
Supplemental data
Portfolio turnover rate	177%	349%	341%	327%	268%	89%	194%
Net assets, end of period (000s omitted)	$30,167	$31,908	$44,647	$75,244	$58,576	$59,580	$34,927

[1]	For the three months ended August 31, 2010. The Fund changed its fiscal year end from May 31 to August 31, effective August 31, 2010.

[2]	Calculated based upon average shares outstanding

[3]	Amount is less than $0.005.

[4]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Government Securities Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 28, 2015 (unaudited)	Year ended August 31					Year ended May 31, 2010
ADMINISTRATOR CLASS		2014	2013	2012	2011	2010[1]
Net asset value, beginning of period	$11.11	$10.76	$11.48	$11.23	$11.16	$10.89	$10.70
Net investment income	0.06 [2]	0.06	0.09	0.17 [2]	0.27 [2]	0.06 [2]	0.32
Net realized and unrealized gains (losses) on investments	0.19	0.42	(0.43)	0.33	0.16	0.30	0.39

Total from investment operations	0.25	0.48	(0.34)	0.50	0.43	0.36	0.71
Distributions to shareholders from
Net investment income	(0.06)	(0.13)	(0.11)	(0.19)	(0.36)	(0.09)	(0.43)
Net realized gains	0.00	0.00	(0.27)	(0.06)	0.00	0.00	(0.09)

Total distributions to shareholders	(0.06)	(0.13)	(0.38)	(0.25)	(0.36)	(0.09)	(0.52)
Net asset value, end of period	$11.30	$11.11	$10.76	$11.48	$11.23	$11.16	$10.89
Total return[3]	2.27%	4.51%	(3.10)%	4.57%	3.97%	3.34%	6.78%
Ratios to average net assets (annualized)
Gross expenses	0.80%	0.81%	0.79%	0.79%	0.74%	0.79%	0.81%
Net expenses	0.64%	0.64%	0.64%	0.64%	0.64%	0.67%	0.70%
Net investment income	1.01%	0.79%	0.88%	1.49%	2.50%	2.30%	2.90%
Supplemental data
Portfolio turnover rate	177%	349%	341%	327%	268%	89%	194%
Net assets, end of period (000s omitted)	$177,415	$211,589	$339,446	$436,578	$276,334	$366,430	$243,760

[1]	For the three months ended August 31, 2010. The Fund changed its fiscal year end from May 31 to August 31, effective August 31, 2010.

[2]	Calculated based upon average shares outstanding

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Government Securities Fund	17

(For a share outstanding throughout each period)

	Six months ended February 28, 2015 (unaudited)	Year ended August 31					Year ended May 31, 2010
INSTITUTIONAL CLASS		2014	2013	2012	2011	2010[1]
Net asset value, beginning of period	$11.10	$10.76	$11.47	$11.22	$11.15	$10.88	$10.70
Net investment income	0.07 [2]	0.10	0.11	0.19 [2]	0.30	0.07 [2]	0.32 [2]
Net realized and unrealized gains (losses) on investments	0.19	0.39	(0.42)	0.33	0.15	0.30	0.41

Total from investment operations	0.26	0.49	(0.31)	0.52	0.45	0.37	0.73
Distributions to shareholders from
Net investment income	(0.07)	(0.15)	(0.13)	(0.21)	(0.38)	(0.10)	(0.46)
Net realized gains	0.00	0.00	(0.27)	(0.06)	0.00	0.00	(0.09)

Total distributions to shareholders	(0.07)	(0.15)	(0.40)	(0.27)	(0.38)	(0.10)	(0.55)
Net asset value, end of period	$11.29	$11.10	$10.76	$11.47	$11.22	$11.15	$10.88
Total return[3]	2.35%	4.59%	(2.86)%	4.74%	4.14%	3.39%	6.92%
Ratios to average net assets (annualized)
Gross expenses	0.54%	0.55%	0.52%	0.53%	0.52%	0.52%	0.54%
Net expenses	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%
Net investment income	1.17%	0.94%	1.05%	1.71%	2.71%	2.52%	3.06%
Supplemental data
Portfolio turnover rate	177%	349%	341%	327%	268%	89%	194%
Net assets, end of period (000s omitted)	$499,804	$540,684	$565,573	$778,919	$718,411	$531,890	$463,726

[1]	For the three months ended August 31, 2010. The Fund changed its fiscal year end from May 31 to August 31, effective August 31, 2010.

[2]	Calculated based upon average shares outstanding

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Government Securities Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 28, 2015 (unaudited)	Year ended August 31					Year ended May 31, 2010
INVESTOR CLASS		2014	2013	2012	2011	2010[1]
Net asset value, beginning of period	$11.12	$10.77	$11.49	$11.24	$11.17	$10.90	$10.71
Net investment income	0.04	0.04	0.07	0.15 [2]	0.25 [2]	0.06 [2]	0.29
Net realized and unrealized gains (losses) on investments	0.20	0.42	(0.44)	0.33	0.15	0.30	0.40

Total from investment operations	0.24	0.46	(0.37)	0.48	0.40	0.36	0.69
Distributions to shareholders from
Net investment income	(0.05)	(0.11)	(0.08)	(0.17)	(0.33)	(0.09)	(0.41)
Net realized gains	0.00	0.00	(0.27)	(0.06)	0.00	0.00	(0.09)

Total distributions to shareholders	(0.05)	(0.11)	(0.35)	(0.23)	(0.33)	(0.09)	(0.50)
Net asset value, end of period	$11.31	$11.12	$10.77	$11.49	$11.24	$11.17	$10.90
Total return[3]	2.15%	4.25%	(3.33)%	4.31%	3.72%	3.28%	6.53%
Ratios to average net assets (annualized)
Gross expenses	0.90%	0.90%	0.87%	0.89%	0.88%	0.90%	0.94%
Net expenses	0.88%	0.89%	0.87%	0.89%	0.88%	0.90%	0.94%
Net investment income	0.77%	0.53%	0.65%	1.33%	2.25%	2.10%	2.66%
Supplemental data
Portfolio turnover rate	177%	349%	341%	327%	268%	89%	194%
Net assets, end of period (000s omitted)	$324,876	$339,618	$437,217	$640,561	$678,022	$1,146,356	$1,024,088

[1]	For the three months ended August 31, 2010. The Fund changed its fiscal year end from May 31 to August 31, effective August 31, 2010.

[2]	Calculated based upon average shares outstanding

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo Advantage Government Securities Fund	19

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services—Investment Companies. These financial statements report on the Wells Fargo Advantage Government Securities Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

20	Wells Fargo Advantage Government Securities Fund	Notes to financial statements (unaudited)

The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of August 31, 2014, the Fund had capital loss carryforwards available to offset future net realized capital gains in the amount of $17,843,796 expiring in 2017.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to financial statements (unaudited)	Wells Fargo Advantage Government Securities Fund	21

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of February 28, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Agency securities	$0	$924,225,597	$10,189	$924,235,786

Municipal obligations	0	7,800,280	0	7,800,280

Non-agency mortgage-backed securities	0	74,243,290	0	74,243,290

U.S. Treasury securities	634,488,837	0	0	634,488,837

Yankee corporate bonds and notes	0	19,796,014	0	19,796,014

Short-term investments
Investment companies	2,598,477	0	0	2,598,477
U.S. Treasury securities	1,599,989	0	0	1,599,989
	638,687,303	1,026,065,181	10,189	1,664,762,673

Futures contracts	202,183	0	0	202,183
Total assets	$638,889,486	$1,026,065,181	$10,189	$1,664,964,856

Futures contracts are reported at their variation margin at measurement date, which represents the amount due to the Fund at that date. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At February 28, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.40% and declining to 0.30% as the average daily net assets of the Fund increase. For the six months ended February 28, 2015, the advisory fee was equivalent to an annual rate of 0.38% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.20% and declining to 0.10% as the average daily net assets of the Fund increase.

Administration fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Class A, Class B, Class C	0.16%
Administrator Class	0.10
Institutional Class	0.08
Investor Class	0.19

22	Wells Fargo Advantage Government Securities Fund	Notes to financial statements (unaudited)

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through December 31, 2015 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.85% for Class A shares, 1.60% for Class B shares, 1.60% for Class C shares, 0.64% for Administrator Class shares, 0.48% for Institutional Class shares, and 0.88% for Investor Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fees

The Trust has adopted a Distribution Plan for Class B and Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class B and Class C shares. For the six months ended February 28, 2015, Funds Distributor received $2,195 from the sale of Class A shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C, Administrator Class, and Investor Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the six months ended February 28, 2015 were as follows:

Purchases at cost		Sales proceeds
U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
$2,941,062,823	$19,554,835	$2,946,079,377	$8,768,534

6. DERIVATIVE TRANSACTIONS

During the six months ended February 28, 2015, the Fund entered into futures contracts to speculate on interest rates and to help manage the duration of the portfolio.

At February 28, 2015, the Fund had long and short futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract value at February 28, 2015	Unrealized gains (losses)
6-19-2015	JPMorgan	509 Long	10-Year U.S. Treasury Notes	$65,048,609	$136,251
6-19-2015	JPMorgan	20 Short	U.S. Treasury Bonds	3,365,625	(31,444)
6-30-2015	JPMorgan	496 Long	2-Year U.S. Treasury Notes	108,414,751	309
6-30-2015	JPMorgan	546 Long	5-Year U.S. Treasury Notes	65,127,563	(97,647)

The Fund had an average notional amount of $191,383,971 and $13,617,204 in long futures contracts and short futures contracts, respectively, during the six months ended February 28, 2015.

On February 28, 2015, the cumulative unrealized gains on futures contracts in the amount of $7,469 are reflected in net unrealized gains on investments on the Statement of Assets and Liabilities. The receivable for daily variation margin on open futures contracts reflected in the Statement of Assets and Liabilities only represents the current day’s variation margin. The realized gains and change in unrealized gains (losses) on futures contracts are reflected in the Statement of Operations.

Notes to financial statements (unaudited)	Wells Fargo Advantage Government Securities Fund	23

For certain types of derivative transactions, the Fund has entered into International Swaps and Derivatives Association, Inc. master agreements (“ISDA Master Agreements”) or similar agreements with approved counterparties. The ISDA Master Agreements or similar agreements may have requirements to deliver/deposit securities or cash to/with an exchange or broker-dealer as collateral and allows the Fund to offset, with each counterparty, certain derivative financial instrument’s assets and/or liabilities with collateral held or pledged. Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under ISDA Master Agreements or similar agreements, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Summary Portfolio of Investments. With respect to balance sheet offsetting, absent an event of default by the counterparty or a termination of the agreement, the reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities are not offset across transactions between the Fund and the applicable counterparty. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by derivative type, including any collateral exposure, is as follows:

Derivative type	Counterparty	Gross amounts of assets in the Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral received	Net amount of assets
Futures – variation margin	JPMorgan	$202,183	$0	$0	$202,183

7. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds in the Trust) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the six months ended February 28, 2015, the Fund paid $238 in commitment fees.

For the six months ended February 28, 2015, there were no borrowings by the Fund under the agreement.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

24	Wells Fargo Advantage Government Securities Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargoadvantagefunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Advantage Government Securities Fund	25

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo Advantage family of funds, which consists of 134 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
William R. Ebsworth (Born 1957)	Trustee, since 2015**	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director at Fidelity Management and Research Company and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. in Boston, Tokyo, and Hong Kong where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Mr. Ebsworth is an Adjunct Lecturer, Finance, at Babson College and a Chartered Financial Analyst.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015**	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior thereto, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Chartered Financial Analyst (inactive), Chair of Taproot Foundation (non-profit organization) and a Board Member of Ruth Bancroft Garden (non-profit organization).	Asset Allocation Trust
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Delux Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy. Mr. Harris is a certified public accountant.	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust

26	Wells Fargo Advantage Government Securities Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.
**	William R. Ebsworth and Jane A. Freeman each became a Trustee effective January 1, 2015.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011. Owned and operated a consulting business providing services to various hedge funds including acting as Chief Operating Officer and Chief Compliance Officer for a hedge fund from 2007 to 2008. Chief Operating Officer and Chief Compliance Officer of GMN Capital LLC from 2006 to 2007.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank N.A. from 1996 to 2013.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Senior Vice President of Wells Fargo Funds Management, LLC since 2007 and Chief Compliance Officer from 2007 to 2014. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 73 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 61 funds and Assistant Treasurer of 73 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

List of abbreviations	Wells Fargo Advantage Government Securities Fund	27

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Columbian Peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2015 Wells Fargo Funds Management, LLC. All rights reserved.

232053 04-15 SA216/SAR216 02-15

Wells Fargo Advantage High Income Fund

Semi-Annual Report

February 28, 2015

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The views expressed and any forward-looking statements are as of February 28, 2015, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Advantage High Income Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Major central banks
continued to inject liquidity into global banks and markets through various accommodative monetary policies, including quantitative easing.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage High Income Fund for the six-month period that ended February 28, 2015. The period was marked by low interest rates, a large decline in oil prices, and moderate U.S. economic growth. Investment-grade bonds, as measured by the Barclays U.S. Aggregate Bond Index1, returned
2.25% during the period.

Major central banks continued to provide stimulus.

Major central banks continued to inject liquidity into global banks and markets through various accommodative monetary policies, including quantitative easing. In the
U.S., the Federal Reserve (Fed) kept its key interest rate near zero in order to support the economy and the financial system. It ended its quantitative easing program in October 2014 and also set expectations for it to begin normalizing monetary policy with higher target ranges for the federal funds rate in 2015.

Meanwhile, European markets continued to benefit from the European Central Bank’s
(ECB’s) willingness to maintain low interest rates. In September 2014, the ECB cut its key rate to a historic low of 0.05%. In addition to its targeted longer-term refinancing operations that are designed to increase bank lending, the ECB said it intends to increase the size of its balance sheet, a result of quantitative easing, by buying eurozone government bonds. In Japan, the Bank of Japan maintained an aggressive monetary program aimed at combating deflation.

U.S. economic growth was moderate, and oil prices plummeted.

Economic growth advanced during the reporting period, the unemployment rate ticked lower to 5.5% as of February 2015, and inflation remained below the Fed’s longer-run objective of a 2% pace. The period was also marked by dramatically lower oil prices, which fell from more than $90 per barrel at the end of August 2014 to below $50 per barrel at the end of February 2015. While lower oil prices benefited consumers of oil products, the lower prices pressured companies within the energy sector.

Longer-dated securities and higher-rated
credits were top performers.

Ten-year U.S. Treasury rates declined during the period, from 2.35% at end of August 2014 to 2.03% by the end of February
2015, benefiting both from safe-haven status as well as relative attractiveness to global investors. With the U.S. economy the furthest along its business cycle, the level of interest rates in the U.S. and
Europe diverged. The 10-year U.S. Treasury yield was 2.03% at the end of February 2015 compared with 0.30% for 10-year German government yields, 173 basis points (bps; 100 bps equals 1.00%) higher. This was largely attributed to the Fed being closer to eventually increasing interest rates while the ECB potentially needs to further increase, rather than scale back, its amount of accommodation. Further, U.S. economic activity was healthier than Europe’s.

Treasury bonds with maturities greater than 20 years returned more than 10% during the six-month period that ended February 28, 2015, according to the Barclays
U.S. Aggregate Bond Index. This was due, in part, to strong demand from overseas investors because yields in Europe and Japan were substantially lower than U.S. yields. In addition, because the dollar strengthened, the returns from

[1]
The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS, and CMBS. You cannot invest directly in an index.

Letter to shareholders (unaudited)

Wells Fargo Advantage High Income Fund

3

Treasuries were even higher for foreign-domiciled investors. Longer-maturity debt across all sectors outperformed shorter-dated securities.

Investment-grade corporate bonds returned 2.29% during the six-month reporting period, according to the Barclays U.S. Aggregate Bond Index, and AAA-rated2 bonds had higher returns than BBB-rated bonds. Lower-rated credits, including high yield, underperformed as oil prices fell dramatically. Not only were many energy and mining companies negatively affected, but investor trepidation about weak global growth caused investment-grade spreads to modestly widen while high-yield spreads widened substantially.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future.
To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Advantage Funds offers more than 100 mutual funds and other investments spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future.

[2]
The ratings indicated are from Standard & Poor’s, Moody’s Investors Service, and/or Fitch Ratings Ltd. Standard & Poor’s rates the creditworthiness of bonds from AAA (highest) to D (lowest).
Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Moody’s rates the creditworthiness of bonds from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Fitch rates the creditworthiness of bonds from AAA (highest) to D (lowest).

4

Wells Fargo Advantage High Income Fund

Performance highlights (unaudited)

Investment objective

The Fund seeks total return, consisting of a high level of current income and capital appreciation.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management
Incorporated

Portfolio managers

Kevin J.
Maas, CFA

Thomas M. Price, CFA

Michael J. Schueller, CFA

Average annual total returns1 (%) as of February 28, 2015

Including sales charge

Excluding sales charge

Expense ratios[2] (%)

Inception date

1 year

5 year

10 year

1 year

5 year

10 year

Gross

Net[3]

Class A (SHBAX)

2-29-2000

(4.82
)

6.61

5.69

(0.33
)

7.60

6.18

1.01

0.91

Class B (WFNBX)*

7-18-2008

(6.07
)

6.49

5.62

(1.07
)

6.80

5.62

1.76

1.66

Class C (WFNCX)

7-18-2008

(2.07
)

6.80

5.38

(1.07
)

6.80

5.38

1.76

1.66

Administrator Class (WFNDX)

7-30-2010

–

–

–

(0.31
)

7.72

6.31

0.95

0.81

Institutional Class (SHYYX)

7-31-2001

–

–

–

0.12

8.05

6.63

0.68

0.51

Investor Class (STHYX)

12-28-1995

–

–

–

(0.34
)

7.56

6.16

1.04

0.94

Barclays U.S. Corporate High Yield Bond Index[4]

–

–

–

–

2.80

9.38

7.92

–

–

*

Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website,
wellsfargoadvantagefunds.com.

Index
returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 4.50%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class, Institutional Class, and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest-rate changes and their impact on the Fund and its share price can be sudden and unpredictable. High-yield securities have a greater risk of default and tend to be more volatile than higher-rated debt securities. Loans are subject to risks similar to those associated with other below-investment-grade bond investments, such as credit risk (for example, risk of issuer default), below-investment-grade bond risk (for example, risk of greater volatility in value), and risk that the loan may become illiquid or difficult to price. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to foreign investment risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)

Wells Fargo Advantage High Income Fund

5

Ten largest long-term holdings[5] (%) as of February 28, 2015

Sprint Corporation, 7.88%, 9-15-2023

1.84

Tenet Healthcare Corporation, 8.13%, 4-1-2022

1.24

  American Axle Manufacturing Incorporated,
6.63%, 10-15-2022

1.19

Delos Finance SARL , 3.50%, 3-6-2021

1.19

HCA Incorporated, 4.75%, 5-1-2023

1.16

FTI Consulting Incorporated, 6.75%, 10-1-2020

1.14

  Neiman Marcus Group Limited, 8.00%,
10-15-2021

1.06

ArcelorMittal, 7.00%, 2-25-2022

1.03

Chrysler Group LLC, 8.25%, 6-15-2021

1.02

Valeant Pharmaceuticals International Incorporated, 7.50%, 7-15-2021

0.99

Credit quality[6] as of February 28, 2015

[1]
Historical performance shown for Class A shares through June 19, 2008, includes Advisor Class expenses. Historical performance shown for Class B and Class C shares prior to their inception reflects the performance of
Investor Class shares, adjusted to reflect the higher expenses applicable to Class B and Class C shares. Historical performance shown for Administrator Class shares prior to their inception reflects the performance of Institutional Class shares, adjusted to reflect the higher expenses applicable to Administrator Class shares. Effective June 20, 2008, Advisor Class was renamed Class A and modified to assume the features and attributes of Class A.

[2]
Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.01% in acquired fund fees and expenses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include acquired fund fees and expenses.

[3]
The Adviser has committed through December 31, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 0.90% for Class A, 1.65% for Class B, 1.65% for Class C, 0.80% for Administrator Class, 0.50% for Institutional Class, and 0.93% for Investor Class. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

[4]
The Barclays U.S. Corporate High Yield Bond Index is an unmanaged, U.S. dollar-denominated, nonconvertible, non-investment-grade debt index. The index consists of domestic and corporate bonds rated Ba and below with a minimum outstanding amount of $150 million. You cannot invest directly in an index.

[5]
The ten largest long-term holdings are calculated based on the value of the securities divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[6]
The credit quality distribution of portfolio holdings reflected in the chart is based on ratings from Standard & Poor’s, Moody’s Investors Service, and/or Fitch Ratings Ltd. Credit quality ratings apply to the underlying holdings of the Fund and not to the Fund itself. The percentages of the Fund’s portfolio with the ratings depicted in the chart are calculated based on the total market value of fixed income securities held by the Fund.
If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of three rating agencies, the lower rating was utilized, and if rated by one of the rating agencies, that rating was utilized. Standard &
Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories.
Standard & Poor’s rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from MIG 1/VMIG 1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Credit quality and credit quality ratings are subject to change and may have changed since the date specified.

6

Wells Fargo Advantage High Income Fund

Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The
example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from September 1, 2014 to February 28, 2015.

Actual expenses

The “Actual” line
of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the
Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Beginning account value 9-1-2014

Ending account value 2-28-2015

Expenses paid during the period[1]

Net annualized expense ratio

Class A

Actual

$
1,000.00

$
979.79

$
4.42

0.90
%

Hypothetical (5% return before expenses)

$
1,000.00

$
1,020.33

$
4.51

0.90
%

Class B

Actual

$
1,000.00

$
976.16

$
8.08

1.65
%

Hypothetical (5% return before expenses)

$
1,000.00

$
1,016.61

$
8.25

1.65
%

Class C

Actual

$
1,000.00

$
976.17

$
8.08

1.65
%

Hypothetical (5% return before expenses)

$
1,000.00

$
1,016.61

$
8.25

1.65
%

Administrator Class

Actual

$
1,000.00

$
980.70

$
3.93

0.80
%

Hypothetical (5% return before expenses)

$
1,000.00

$
1,020.83

$
4.01

0.80
%

Institutional Class

Actual

$
1,000.00

$
982.16

$
2.46

0.50
%

Hypothetical (5% return before expenses)

$
1,000.00

$
1,022.32

$
2.51

0.50
%

Investor Class

Actual

$
1,000.00

$
979.83

$
4.57

0.93
%

Hypothetical (5% return before expenses)

$
1,000.00

$
1,020.18

$
4.66

0.93
%

[1]
Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—February 28, 2015 (unaudited)

Wells Fargo Advantage High Income Fund

7

Security name

Interest rate

Maturity date

Principal

Value

Corporate Bonds and Notes: 73.40%

Consumer Discretionary: 18.31%

Auto Components: 3.66%

American Axle Manufacturing Incorporated

6.63
%

10-15-2022

$
6,000,000

$
6,525,000

Chrysler Group LLC

8.25

6-15-2021

5,000,000

5,581,250

Goodyear Tire & Rubber Company

6.50

3-1-2021

5,000,000

5,375,000

Lear Corporation

5.25

1-15-2025

2,500,000

2,543,750

20,025,000

Automobiles: 1.57%

General Motors Financial Company

4.00

1-15-2025

3,000,000

3,077,343

General Motors Financial Company

4.25

5-15-2023

3,215,000

3,367,712

General Motors Financial Company

4.38

9-25-2021

2,000,000

2,125,000

8,570,055

Diversified Consumer Services: 0.22%

Ashtead Capital Incorporated 144A

5.63

10-1-2024

1,135,000

1,191,750

Hotels, Restaurants & Leisure: 1.69%

MGM Resorts International Company

6.63

12-15-2021

4,000,000

4,340,000

MGM Resorts International Company

8.63

2-1-2019

1,000,000

1,150,000

Tunica-Biloxi Gaming Authority 144A(i)

9.00

11-15-2015

6,260,000

3,756,000

9,246,000

Household Durables: 1.95%

Beazer Homes USA Company

6.63

4-15-2018

1,000,000

1,040,000

Beazer Homes USA Company

7.25

2-1-2023

4,000,000

3,815,000

Lennar Corporation

4.13

12-1-2018

3,000,000

3,037,500

Standard Pacific Corporation

8.38

1-15-2021

2,400,000

2,772,000

10,664,500

Media: 7.07%

CCO Holdings LLC

6.50

4-30-2021

4,000,000

4,210,000

CCO Holdings LLC

6.63

1-31-2022

2,000,000

2,145,000

CCOH Safari LLC

5.75

12-1-2024

1,000,000

1,035,000

Cequel Communications Holdings 144A

6.38

9-15-2020

4,000,000

4,240,000

Clear Channel Communications Incorporated

9.00

3-1-2021

2,000,000

1,930,000

Clear Channel Communications Incorporated «

10.00

1-15-2018

3,000,000

2,666,250

Clear Channel Communications Incorporated (PIK at 14.00%) ¥

14.00

2-1-2021

2,060,602

1,705,148

Clear Channel Worldwide Holdings Incorporated

6.50

11-15-2022

5,000,000

5,237,500

Cumulus Media Holdings Incorporated «

7.75

5-1-2019

2,400,000

2,496,000

DISH DBS Corporation

5.88

7-15-2022

4,250,000

4,292,500

Gannett Company Incorporated 144A

5.50

9-15-2024

885,000

920,400

Nielsen Finance LLC 144A

5.00

4-15-2022

500,000

511,250

Sinclair Television Group Incorporated 144A

5.63

8-1-2024

3,000,000

3,037,500

Sirius XM Radio Incorporated 144A

5.75

8-1-2021

2,000,000

2,100,000

Sirius XM Radio Incorporated 144A

6.00

7-15-2024

2,000,000

2,125,000

38,651,548

The accompanying notes are
an integral part of these financial statements.

8

Wells Fargo Advantage High Income Fund

Portfolio of investments—February 28, 2015 (unaudited)

Security name

Interest rate

Maturity date

Principal

Value

Specialty Retail: 2.15%

L Brands Incorporated

6.63
%

4-1-2021

$
3,000,000

$
3,442,500

Neiman Marcus Group Limited 144A

8.00

10-15-2021

5,500,000

5,781,875

Sally Beauty Holdings Incorporated

5.75

6-1-2022

2,400,000

2,544,000

11,768,375

Consumer Staples: 1.90%

Food Products: 1.90%

Dean Foods Company 144A

6.50

3-15-2023

1,000,000

1,006,250

JBS USA LLC/JBS USA Finance Incorporated 144A

5.88

7-15-2024

3,500,000

3,500,000

Post Holdings Incorporated 144A

6.75

12-1-2021

3,000,000

3,067,500

TreeHouse Foods Incorporated

4.88

3-15-2022

2,730,000

2,811,900

10,385,650

Energy: 10.26%

Energy Equipment & Services: 1.91%

EP Energy LLC and Everest Acquisition Finance Incorporated

9.38

5-1-2020

2,000,000

2,135,000

Gulfmark Offshore Incorporated

6.38

3-15-2022

2,000,000

1,645,000

Key Energy Services Incorporated

6.75

3-1-2021

4,000,000

2,672,500

SESI LLC

7.13

12-15-2021

4,000,000

4,010,000

10,462,500

Oil, Gas & Consumable Fuels: 8.35%

BreitBurn Energy Partners LP

8.63

10-15-2020

4,000,000

3,280,000

Chesapeake Energy Corporation

4.88

4-15-2022

4,000,000

3,950,000

Chesapeake Energy Corporation

6.63

11-15-2019

3,100,000

2,472,250

Consol Energy Incorporated

5.88

4-15-2022

3,000,000

2,887,500

Energy XXI Gulf Coast Incorporated

7.50

12-15-2021

2,000,000

1,070,000

Halcon Resources Corporation «

8.88

5-15-2021

2,000,000

1,520,000

Midstates Petroleum Incorporated LLC

10.75

10-1-2020

1,000,000

635,000

Newfield Exploration Company

6.88

2-1-2020

4,950,000

5,086,125

Oasis Petroleum Incorporated

6.88

1-15-2023

4,000,000

3,870,000

Peabody Energy Corporation «

6.25

11-15-2021

3,000,000

2,475,000

Penn Virginia Corporation

8.50

5-1-2020

3,000,000

2,940,000

Sabine Pass Liquefaction LLC

5.63

2-1-2021

4,500,000

4,606,875

Targa Resources Partners Incorporated

6.88

2-1-2021

4,000,000

4,240,000

Tesoro Logistics LP Corporation

6.13

10-15-2021

3,500,000

3,710,000

Ultra Petroleum Corporation 144A

5.75

12-15-2018

3,000,000

2,910,000

45,652,750

Financials: 5.59%

Banks: 0.96%

CIT Group Incorporated

5.25

3-15-2018

5,000,000

5,280,000

Consumer Finance: 2.56%

Ally Financial Incorporated

4.13

2-13-2022

2,000,000

1,990,000

Ally Financial Incorporated

5.50

2-15-2017

1,500,000

1,572,315

Ally Financial Incorporated

6.25

12-1-2017

2,000,000

2,160,000

Ally Financial Incorporated

8.00

3-15-2020

1,580,000

1,892,050

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2015 (unaudited)	Wells Fargo Advantage High Income Fund	9

Security name	Interest rate	Maturity date	Principal	Value

Consumer Finance (continued)
Navient Corporation	5.00%	10-26-2020	$1,000,000	$1,015,000
Navient Corporation	5.88	10-25-2024	3,000,000	2,913,750
SLM Corporation	5.50	1-25-2023	2,500,000	2,456,250

				13,999,365

Diversified Financial Services: 1.01%
Alphabet Holdings Company Incorporated	7.75	11-1-2017	3,500,000	3,438,750
Argos Merger Incorporated 144A%%	7.13	3-15-2023	2,000,000	2,070,000

				5,508,750

Insurance: 0.48%
Genworth Holdings Incorporated	4.80	2-15-2024	3,000,000	2,635,821

Real Estate Management & Development: 0.58%
CBRE Services Incorporated	5.00	3-15-2023	3,000,000	3,150,000

Health Care: 7.65%

Health Care Equipment & Supplies: 1.78%
Biomet Incorporated	6.50	8-1-2020	5,000,000	5,331,250
Kinetics Concepts Incorporated	10.50	11-1-2018	4,000,000	4,375,000

				9,706,250

Health Care Providers & Services: 5.87%
Community Health Systems Incorporated	6.88	2-1-2022	1,000,000	1,065,000
Community Health Systems Incorporated	8.00	11-15-2019	4,000,000	4,285,000
Hanger Orthopedic Group	7.13	11-15-2018	4,000,000	4,080,000
HCA Incorporated	4.75	5-1-2023	6,000,000	6,329,400
Iasis Healthcare Corporation	8.38	5-15-2019	5,000,000	5,206,250
Kindred Healthcare Incorporated 144A	8.75	1-15-2023	4,000,000	4,360,000
Tenet Healthcare Corporation	8.13	4-1-2022	6,000,000	6,795,000

				32,120,650

Industrials: 12.76%

Aerospace & Defense: 3.01%
DigitalGlobe Incorporated 144A	5.25	2-1-2021	5,000,000	4,850,000
Esterline Technologies Corporation	7.00	8-1-2020	3,750,000	3,937,500
Huntington Ingalls Industries Incorporated 144A	5.00	12-15-2021	3,400,000	3,565,750
TransDigm Group Incorporated	6.50	7-15-2024	4,000,000	4,090,000

				16,443,250

Airlines: 0.52%
United Continental Holdings Incorporated	6.00	12-1-2020	2,700,000	2,862,000

Building Products: 1.38%
Masco Corporation	5.95	3-15-2022	2,030,000	2,278,675
Nortek Incorporated	8.50	4-15-2021	2,000,000	2,150,000
USG Corporation 144A	5.50	3-1-2025	1,000,000	1,022,500
USG Corporation 144A	5.88	11-1-2021	2,000,000	2,105,000

				7,556,175

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage High Income Fund	Portfolio of investments—February 28, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Commercial Services & Supplies: 2.04%
ADT Corporation	6.25%	10-15-2021	$2,500,000	$2,706,250
Casella Waste Systems Incorporated	7.75	2-15-2019	4,250,000	4,292,500
Deluxe Corporation	6.00	11-15-2020	1,000,000	1,052,500
Deluxe Corporation	7.00	3-15-2019	3,000,000	3,108,750

				11,160,000

Machinery: 1.95%
Manitowoc Company Incorporated	8.50	11-1-2020	4,000,000	4,320,000
Navistar International Corporation	8.25	11-1-2021	3,000,000	3,015,000
Terex Corporation	6.00	5-15-2021	3,250,000	3,335,313

				10,670,313

Professional Services: 1.14%
FTI Consulting Incorporated	6.75	10-1-2020	5,900,000	6,231,875

Road & Rail: 0.71%
The Hertz Corporation	5.88	10-15-2020	2,750,000	2,839,375
The Hertz Corporation	6.25	10-15-2022	1,000,000	1,040,000

				3,879,375

Trading Companies & Distributors: 2.01%
Aircastle Limited	5.50	2-15-2022	2,500,000	2,681,250
Ashtead Capital Incorporated 144A	6.50	7-15-2022	3,740,000	4,067,250
United Rentals North America Incorporated	5.75	11-15-2024	4,000,000	4,237,960

				10,986,460

Information Technology: 2.95%

Internet Software & Services: 0.23%
Zayo Group LLC	10.13	7-1-2020	1,107,000	1,250,910

IT Services: 2.44%
First Data Corporation	10.63	6-15-2021	1,950,000	2,242,500
First Data Corporation (PIK at 10.00%) 144A¥	8.75	1-15-2022	3,000,000	3,240,000
iGATE Corporation	4.75	4-15-2019	4,250,000	4,313,750
Neustar Incorporated «	4.50	1-15-2023	4,000,000	3,520,000

				13,316,250

Semiconductors & Semiconductor Equipment: 0.28%
Magnachip Semiconductor Corporation	6.63	7-15-2021	2,000,000	1,555,000

Materials: 5.20%

Chemicals: 1.54%
Huntsman International LLC	4.88	11-15-2020	4,000,000	4,115,000
W.R. Grace & Company 144A	5.63	10-1-2024	4,000,000	4,300,000

				8,415,000

Containers & Packaging: 1.56%
Reynolds Group Holdings	5.75	10-15-2020	3,000,000	3,116,250
Reynolds Group Holdings	8.25	2-15-2021	3,000,000	3,157,500
Sealed Air Corporation 144A	8.38	9-15-2021	2,000,000	2,262,500

				8,536,250

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2015 (unaudited)	Wells Fargo Advantage High Income Fund	11

Security name	Interest rate	Maturity date	Principal	Value

Metals & Mining: 2.10%
AK Steel Corporation	7.63%	5-15-2020	$1,000,000	$907,500
AK Steel Corporation	8.38	4-1-2022	2,840,000	2,527,600
Steel Dynamics Incorporated 144A	5.50	10-1-2024	4,250,000	4,420,000
United States Steel Corporation	6.88	4-1-2021	3,500,000	3,596,250

				11,451,350

Telecommunication Services: 5.63%

Diversified Telecommunication Services: 2.64%
CenturyLink Incorporated	5.63	4-1-2020	3,000,000	3,210,000
Cincinnati Bell Incorporated	8.38	10-15-2020	3,000,000	3,195,000
Frontier Communications Corporation	6.25	9-15-2021	2,615,000	2,680,375
Level 3 Financing Incorporated	7.00	6-1-2020	5,000,000	5,376,050

				14,461,425

Wireless Telecommunication Services: 2.99%
Sprint Capital Corporation	6.90	5-1-2019	3,000,000	3,105,000
Sprint Capital Corporation	7.88	9-15-2023	9,750,000	10,066,875
T-Mobile USA Incorporated	6.25	4-1-2021	3,000,000	3,150,000

				16,321,875

Utilities: 3.15%

Independent Power & Renewable Electricity Producers: 3.15%
Calpine Corporation	5.38	1-15-2023	5,000,000	5,075,000
Dynergy Incorporated	5.88	6-1-2023	3,000,000	2,955,000
NRG Energy Incorporated	6.63	3-15-2023	3,500,000	3,675,000
TerraForm Power Operating LLC 144A	5.88	2-1-2023	1,500,000	1,559,700
The AES Corporation	5.50	3-15-2024	3,910,000	3,968,650

				17,233,350

Total Corporate Bonds and Notes (Cost $400,510,175)				401,349,822

Loans: 6.83%
Aramark Corporation ±	3.25	9-7-2019	3,880,000	3,868,360
Crown Castle Operating Company ±	3.00	1-31-2021	4,950,000	4,938,863
Dell Incorporated ±	4.50	4-29-2020	3,950,000	3,964,813
Delos Finance SARL ±	3.50	3-6-2021	6,500,000	6,497,270
Freescale Semiconductor Incorporated ±	4.25	3-1-2020	3,465,000	3,456,338
SBA Senior Finance II LLC ±	3.25	3-24-2021	3,980,000	3,950,707
Select Medical Corporation ±	3.75	6-1-2018	4,000,000	3,987,520
ServiceMaster Company ±	4.25	7-1-2021	3,491,250	3,489,993
Zayo Group LLC ±	4.00	7-2-2019	3,217,670	3,213,647

Total Loans (Cost $37,451,096)				37,367,511

Municipal Obligations: 1.10%

Alabama: 0.49%
Jefferson County AL Taxable Warrants Series D (GO)	4.90	4-1-2017	2,625,000	2,681,989

Florida: 0.61%
Florida Development Financial Corporation Renaissance Charter School Project Series B (Education Revenue)	7.50	6-15-2018	1,170,000	1,179,278

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage High Income Fund	Portfolio of investments—February 28, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Florida (continued)
Florida Development Financial Corporation Renaissance Charter School Project Series B (Education Revenue)	8.00%	12-15-2018	$2,095,000	$2,162,103

				3,341,381

Total Municipal Obligations (Cost $5,930,996)				6,023,370

Yankee Corporate Bonds and Notes: 9.94%

Consumer Discretionary: 2.39%

Auto Components: 0.20%
Schaeffler Holding Finance BV 144A	6.75	11-15-2022	1,000,000	1,095,000

Automobiles: 0.69%
Jaguar Land Rover Automotive plc 144A	5.63	2-1-2023	3,500,000	3,762,500

Consumer Finance: 0.54%
Cleopatra Finance Limited 144A	6.50	2-15-2025	3,000,000	2,981,250

Media: 0.96%
Quebecor Media Incorporated	5.75	1-15-2023	5,000,000	5,225,000

Financials: 0.77%

Banks: 0.77%
Royal Bank of Scotland Group plc	5.13	5-28-2024	4,000,000	4,236,804

Health Care: 0.99%

Pharmaceuticals: 0.99%
Valeant Pharmaceuticals International Incorporated 144A	7.50	7-15-2021	5,000,000	5,425,000

Industrials: 0.37%

Aerospace & Defense: 0.37%
Bombardier Incorporated 144A%%	7.50	3-15-2025	2,000,000	2,005,000

Information Technology: 0.49%

Semiconductors & Semiconductor Equipment: 0.49%
NXP Funding LLC 144A	5.75	2-15-2021	2,500,000	2,662,500

Materials: 3.10%

Chemicals: 0.39%
Ineos Finance plc 144A	7.50	5-1-2020	1,000,000	1,061,250
Ineos Group Holdings plc 144A	8.38	2-15-2019	1,000,000	1,066,500

				2,127,750

Containers & Packaging: 0.92%
Ardagh Holdings USA Incorporated 144A	6.75	1-31-2021	5,000,000	5,050,000

Metals & Mining: 1.03%
ArcelorMittal «	7.00	2-25-2022	5,000,000	5,638,500

Paper & Forest Products: 0.76%
Sappi Papier Holding GmbH 144A	6.63	4-15-2021	4,000,000	4,140,000

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2015 (unaudited)	Wells Fargo Advantage High Income Fund	13

Security name	Interest rate	Maturity date	Principal	Value

Telecommunication Services: 1.83%

Diversified Telecommunication Services: 0.85%
Intelsat Luxembourg SA	7.75%	6-1-2021	$5,000,000	$4,631,250

Wireless Telecommunication Services: 0.98%
Virgin Media Finance plc 144A	5.75	1-15-2025	2,500,000	2,653,125
Virgin Media Finance plc 144A	6.00	10-15-2024	500,000	537,500
Virgin Media Finance plc 144A	6.38	4-15-2023	2,000,000	2,160,000

				5,350,625

Total Yankee Corporate Bonds and Notes (Cost $53,047,583)				54,331,179

	Yield		Shares
Short-Term Investments: 10.14%

Investment Companies: 9.99%
Securities Lending Cash Investments, LLC (l)(r)(u)	0.13		15,556,625	15,556,625
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)##	0.10		39,100,567	39,100,567

				54,657,192

			Principal
U.S. Treasury Securities: 0.15%
U.S. Treasury Bill (z)#	0.01	3-19-2015	$800,000	799,994

Total Short-Term Investments (Cost $55,457,182)				55,457,186

Total investments in securities (Cost $552,397,032) *	101.41%	554,529,068
Other assets and liabilities, net	(1.41)	(7,719,195)

Total net assets	100.00%	$546,809,873

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

(i)	Illiquid security

«	All or a portion of this security is on loan.

¥	A payment-in-kind (PIK) security is a security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.

%%	The security is issued on a when-issued basis.

±	Variable rate investment. The rate shown is the rate in effect at period end.

(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

##	All or a portion of this security is segregated for when-issued securities.

(z)	Zero coupon security. The rate represents the current yield to maturity.

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

*	Cost for federal income tax purposes is $552,477,847 and unrealized gains (losses) consists of:

Gross unrealized gains	$13,600,606
Gross unrealized losses	(11,549,385)

Net unrealized gains	$2,051,221

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage High Income Fund	Statement of assets and liabilities—February 28, 2015 (unaudited)

Assets
Investments
In unaffiliated securities (including $15,231,937 of securities loaned), at value (cost $497,739,840)	$499,871,876
In affiliated securities, at value (cost $54,657,192)	54,657,192

Total investments, at value (cost $552,397,032)	554,529,068
Cash	5,096,215
Receivable for investments sold	3,188,125
Receivable for Fund shares sold	716,394
Receivable for interest	8,404,746
Receivable for securities lending income	8,811
Prepaid expenses and other assets	42,856

Total assets	571,986,215

Liabilities
Dividends payable	483,888
Payable for investments purchased	5,021,250
Payable for Fund shares redeemed	3,687,772
Payable upon receipt of securities loaned	15,556,625
Payable for daily variation margin on open futures contracts	39,000
Advisory fee payable	156,924
Distribution fees payable	13,408
Administration fees payable	82,575
Accrued expenses and other liabilities	134,900

Total liabilities	25,176,342

Total net assets	$546,809,873

NET ASSETS CONSIST OF
Paid-in capital	$562,338,840
Overdistributed net investment income	(46,842)
Accumulated net realized losses on investments	(17,530,693)
Net unrealized gains on investments	2,048,568

Total net assets	$546,809,873

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$65,894,165
Shares outstanding – Class A1	9,422,033
Net asset value per share – Class A	$6.99
Maximum offering price per share – Class A2	$7.32
Net assets – Class B	$277,421
Shares outstanding – Class B1	39,677
Net asset value per share – Class B	$6.99
Net assets – Class C	$22,293,008
Shares outstanding – Class C1	3,188,082
Net asset value per share – Class C	$6.99
Net assets – Administrator Class	$84,124,182
Shares outstanding – Administrator Class[1]	11,907,206
Net asset value per share – Administrator Class	$7.06
Net assets – Institutional Class	$147,500,647
Shares outstanding – Institutional Class[1]	20,895,912
Net asset value per share – Institutional Class	$7.06
Net assets – Investor Class	$226,720,450
Shares outstanding – Investor Class[1]	32,281,939
Net asset value per share – Investor Class	$7.02

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended February 28, 2015 (unaudited)	Wells Fargo Advantage High Income Fund	15

Investment income
Interest	$16,466,863
Securities lending income, net	81,801
Income from affiliated securities	13,149

Total investment income	16,561,813

Expenses
Advisory fee	1,378,906
Administration fees
Fund level	138,624
Class A	56,916
Class B	295
Class C	19,347
Administrator Class	44,966
Institutional Class	49,428
Investor Class	233,030
Shareholder servicing fees
Class A	88,931
Class B	461
Class C	30,229
Administrator Class	96,294
Investor Class	306,618
Distribution fees
Class B	1,382
Class C	90,688
Custody and accounting fees	18,135
Professional fees	29,308
Registration fees	43,188
Shareholder report expenses	45,154
Trustees’ fees and expenses	4,795
Other fees and expenses	6,524

Total expenses	2,683,219
Less: Fee waivers and/or expense reimbursements	(351,237)

Net expenses	2,331,982

Net investment income	14,229,831

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized losses on:
Unaffiliated securities	(17,014,427)
Futures transactions	(611,746)

Net realized losses on investments	(17,626,173)

Net change in unrealized gains (losses) on:
Unaffiliated securities	(8,468,598)
Futures transactions	12,187

Net change in unrealized gains (losses) on investments	(8,456,411)

Net realized and unrealized gains (losses) on investments	(26,082,584)

Net decrease in net assets resulting from operations	$(11,852,753)

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage High Income Fund	Statement of changes in net assets

	Six months ended February 28, 2015 (unaudited)		Year ended August 31, 2014

Operations
Net investment income		$14,229,831		$36,580,956
Net realized gains (losses) on investments		(17,626,173)		8,047,490
Net change in unrealized gains (losses) on investments		(8,456,411)		13,478,951

Net increase (decrease) in net assets resulting from operations		(11,852,753)		58,107,397

Distributions to shareholders from
Net investment income
Class A		(1,804,904)		(4,988,884)
Class B		(7,956)		(35,240)
Class C		(523,844)		(1,345,745)
Administrator Class		(2,330,382)		(3,773,802)
Institutional Class		(3,377,416)		(9,751,084)
Investor Class		(6,185,329)		(16,603,815)
Net realized gains
Class A		(969,256)		(3,842,804)
Class B		(4,641)		(38,215)
Class C		(329,907)		(1,274,798)
Administrator Class		(1,216,589)		(2,836,913)
Institutional Class		(1,577,413)		(8,563,107)
Investor Class		(3,110,108)		(13,040,948)

Total distributions to shareholders		(21,437,745)		(66,095,355)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	456,329	3,228,904	3,794,924	28,252,612
Class B	136	946	16,194	121,959
Class C	79,656	564,237	485,547	3,643,236
Administrator Class	1,465,429	10,439,714	8,278,192	62,362,797
Institutional Class	8,853,950	62,020,412	2,525,658	19,041,640
Investor Class	6,365,789	45,037,375	14,510,420	108,878,323

		121,291,588		222,300,567

Reinvestment of distributions
Class A	385,020	2,687,407	1,143,459	8,497,069
Class B	1,559	10,887	9,113	67,675
Class C	116,907	814,769	337,949	2,509,671
Administrator Class	497,879	3,510,163	829,521	6,226,308
Institutional Class	294,858	2,076,395	683,853	5,128,743
Investor Class	1,183,965	8,306,725	3,599,102	26,847,596

		17,406,346		49,277,062

Payment for shares redeemed
Class A	(2,270,681)	(16,045,298)	(7,335,423)	(54,765,677)
Class B	(33,848)	(242,566)	(93,091)	(696,788)
Class C	(756,276)	(5,339,246)	(1,278,499)	(9,551,308)
Administrator Class	(3,426,798)	(24,389,965)	(4,267,272)	(32,180,199)
Institutional Class	(4,723,718)	(33,467,489)	(15,484,067)	(116,484,382)
Investor Class	(14,570,909)	(104,037,961)	(20,541,049)	(153,671,049)

		(183,522,525)		(367,349,403)

Net decrease in net assets resulting from capital share transactions		(44,824,591)		(95,771,774)

Total decrease in net assets		(78,115,089)		(103,759,732)

Net assets
Beginning of period		624,924,962		728,684,694

End of period		$546,809,873		$624,924,962

Overdistributed net investment income		$(46,842)		$(46,842)

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage High Income Fund	17

(For a share outstanding throughout each period)

	Six months ended February 28, 2015 (unaudited)	Year ended August 31					Year ended May 31, 2010
CLASS A		2014	2013	2012	2011	2010[1]
Net asset value, beginning of period	$7.42	$7.50	$7.63	$7.17	$7.14	$6.90	$6.35
Net investment income	0.18	0.39 [2]	0.43	0.46	0.50	0.13	0.53
Net realized and unrealized gains (losses) on investments	(0.33)	0.23	(0.10)	0.47	0.03	0.24	0.54

Total from investment operations	(0.15)	0.62	0.33	0.93	0.53	0.37	1.07
Distributions to shareholders from
Net investment income	(0.18)	(0.39)	(0.42)	(0.47)	(0.50)	(0.13)	(0.52)
Net realized gains	(0.10)	(0.31)	(0.04)	0.00	0.00	0.00	0.00

Total distributions to shareholders	(0.28)	(0.70)	(0.46)	(0.47)	(0.50)	(0.13)	(0.52)
Net asset value, end of period	$6.99	$7.42	$7.50	$7.63	$7.17	$7.14	$6.90
Total return[3]	(2.02)%	8.60%	4.42%	13.30%	7.41%	5.44%	17.20%
Ratios to average net assets (annualized)
Gross expenses	1.01%	1.01%	0.99%	1.00%	1.01%	1.00%	1.03%
Net expenses	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%
Net investment income	5.07%	5.22%	5.52%	6.30%	6.77%	7.52%	7.86%
Supplemental data
Portfolio turnover rate	25%	46%	60%	22%	78%	11%	77%
Net assets, end of period (000s omitted)	$65,894	$80,478	$99,410	$123,727	$102,361	$124,730	$99,515

[1]	For the three months ended August 31, 2010. The Fund changed its fiscal year end from May 31 to August 31, effective August 31, 2010.

[2]	Calculated based upon average shares outstanding

[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage High Income Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 28, 2015 (unaudited)	Year ended August 31					Year ended May 31, 2010
CLASS B		2014	2013	2012	2011	2010[1]
Net asset value, beginning of period	$7.42	$7.50	$7.63	$7.17	$7.13	$6.90	$6.35
Net investment income	0.15 [2]	0.34 [2]	0.37 [2]	0.41 [2]	0.45	0.12	0.48
Net realized and unrealized gains (losses) on investments	(0.33)	0.22	(0.09)	0.46	0.04	0.23	0.54

Total from investment operations	(0.18)	0.56	0.28	0.87	0.49	0.35	1.02
Distributions to shareholders from
Net investment income	(0.15)	(0.33)	(0.37)	(0.41)	(0.45)	(0.12)	(0.47)
Net realized gains	(0.10)	(0.31)	(0.04)	0.00	0.00	0.00	0.00

Total distributions to shareholders	(0.25)	(0.64)	(0.41)	(0.41)	(0.45)	(0.12)	(0.47)
Net asset value, end of period	$6.99	$7.42	$7.50	$7.63	$7.17	$7.13	$6.90
Total return[3]	(2.38)%	7.79%	3.64%	12.46%	6.76%	5.10%	16.33%
Ratios to average net assets (annualized)
Gross expenses	1.76%	1.76%	1.74%	1.75%	1.76%	1.75%	1.78%
Net expenses	1.65%	1.65%	1.65%	1.65%	1.65%	1.65%	1.65%
Net investment income	4.32%	4.51%	4.77%	5.59%	6.04%	6.66%	7.17%
Supplemental data
Portfolio turnover rate	25%	46%	60%	22%	78%	11%	77%
Net assets, end of period (000s omitted)	$277	$533	$1,047	$1,470	$2,452	$5,451	$4,564

[1]	For the three months ended August 31, 2010. The Fund changed its fiscal year end from May 31 to August 31, effective August 31, 2010.

[2]	Calculated based upon average shares outstanding

[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage High Income Fund	19

(For a share outstanding throughout each period)

	Six months ended February 28, 2015 (unaudited)	Year ended August 31					Year ended May 31, 2010
CLASS C		2014	2013	2012	2011	2010[1]
Net asset value, beginning of period	$7.42	$7.50	$7.63	$7.17	$7.14	$6.90	$6.35
Net investment income	0.15 [2]	0.32	0.37	0.41	0.45	0.12	0.48
Net realized and unrealized gains (losses) on investments	(0.33)	0.24	(0.09)	0.46	0.03	0.24	0.54

Total from investment operations	(0.18)	0.56	0.28	0.87	0.48	0.36	1.02
Distributions to shareholders from
Net investment income	(0.15)	(0.33)	(0.37)	(0.41)	(0.45)	(0.12)	(0.47)
Net realized gains	(0.10)	(0.31)	(0.04)	0.00	0.00	0.00	0.00

Total distributions to shareholders	(0.25)	(0.64)	(0.41)	(0.41)	(0.45)	(0.12)	(0.47)
Net asset value, end of period	$6.99	$7.42	$7.50	$7.63	$7.17	$7.14	$6.90
Total return[3]	(2.38)%	7.80%	3.65%	12.47%	6.62%	5.25%	16.33%
Ratios to average net assets (annualized)
Gross expenses	1.76%	1.76%	1.74%	1.75%	1.76%	1.75%	1.78%
Net expenses	1.65%	1.65%	1.65%	1.65%	1.65%	1.65%	1.65%
Net investment income	4.33%	4.48%	4.76%	5.56%	6.01%	6.75%	7.04%
Supplemental data
Portfolio turnover rate	25%	46%	60%	22%	78%	11%	77%
Net assets, end of period (000s omitted)	$22,293	$27,791	$31,534	$32,089	$30,645	$30,332	$18,573

[1]	For the three months ended August 31, 2010. The Fund changed its fiscal year end from May 31 to August 31, effective August 31, 2010.

[2]	Calculated based upon average shares outstanding

[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage High Income Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 28, 2015 (unaudited)	Year ended August 31
ADMINISTRATOR CLASS		2014	2013	2012	2011	2010[1]
Net asset value, beginning of period	$7.49	$7.58	$7.70	$7.24	$7.20	$7.23
Net investment income	0.18	0.40	0.44	0.48	0.51	0.04
Net realized and unrealized gains (losses) on investments	(0.33)	0.22	(0.08)	0.46	0.04	(0.02)

Total from investment operations	(0.15)	0.62	0.36	0.94	0.55	0.02
Distributions to shareholders from
Net investment income	(0.18)	(0.40)	(0.44)	(0.48)	(0.51)	(0.05)
Net realized gains	(0.10)	(0.31)	(0.04)	0.00	0.00	0.00

Total distributions to shareholders	(0.28)	(0.71)	(0.48)	(0.48)	(0.51)	(0.05)
Net asset value, end of period	$7.06	$7.49	$7.58	$7.70	$7.24	$7.20
Total return[2]	(1.93)%	8.53%	4.68%	13.36%	7.66%	0.22%
Ratios to average net assets (annualized)
Gross expenses	0.92%	0.94%	0.91%	0.90%	0.92%	0.99%
Net expenses	0.80%	0.80%	0.80%	0.80%	0.79%	0.84%
Net investment income	5.18%	5.31%	5.57%	6.37%	6.73%	7.78%
Supplemental data
Portfolio turnover rate	25%	46%	60%	22%	78%	11%
Net assets, end of period (000s omitted)	$84,124	$100,159	$64,626	$33,395	$14,654	$10

[1]	For the period from July 30, 2010 (commencement of class operations) to August 31, 2010

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage High Income Fund	21

(For a share outstanding throughout each period)

	Six months ended February 28, 2015 (unaudited)	Year ended August 31					Year ended May 31, 2010
INSTITUTIONAL CLASS		2014	2013	2012	2011	2010[1]
Net asset value, beginning of period	$7.49	$7.57	$7.70	$7.24	$7.20	$6.96	$6.40
Net investment income	0.19	0.43	0.46	0.50	0.54	0.14	0.57
Net realized and unrealized gains (losses) on investments	(0.33)	0.22	(0.09)	0.46	0.04	0.24	0.54

Total from investment operations	(0.14)	0.65	0.37	0.96	0.58	0.38	1.11
Distributions to shareholders from
Net investment income	(0.19)	(0.42)	(0.46)	(0.50)	(0.54)	(0.14)	(0.55)
Net realized gains	(0.10)	(0.31)	(0.04)	0.00	0.00	0.00	0.00

Total distributions to shareholders	(0.29)	(0.73)	(0.50)	(0.50)	(0.54)	(0.14)	(0.55)
Net asset value, end of period	$7.06	$7.49	$7.57	$7.70	$7.24	$7.20	$6.96
Total return[2]	(1.78)%	9.01%	4.85%	13.69%	7.98%	5.52%	17.76%
Ratios to average net assets (annualized)
Gross expenses	0.68%	0.68%	0.66%	0.67%	0.68%	0.67%	0.68%
Net expenses	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Net investment income	5.47%	5.65%	5.92%	6.69%	7.15%	7.94%	8.18%
Supplemental data
Portfolio turnover rate	25%	46%	60%	22%	78%	11%	77%
Net assets, end of period (000s omitted)	$147,501	$123,288	$217,648	$302,894	$238,490	$197,158	$189,936

[1]	For the three months ended August 31, 2010. The Fund changed its fiscal year end from May 31 to August 31, effective August 31, 2010.

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Advantage High Income Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 28, 2015 (unaudited)	Year ended August 31					Year ended May 31, 2010
INVESTOR CLASS		2014	2013	2012	2011	2010[1]
Net asset value, beginning of period	$7.45	$7.53	$7.66	$7.20	$7.16	$6.93	$6.37
Net investment income	0.18	0.39	0.42	0.47	0.50	0.13	0.53
Net realized and unrealized gains (losses) on investments	(0.33)	0.23	(0.09)	0.46	0.04	0.23	0.55

Total from investment operations	(0.15)	0.62	0.33	0.93	0.54	0.36	1.08
Distributions to shareholders from
Net investment income	(0.18)	(0.39)	(0.42)	(0.47)	(0.50)	(0.13)	(0.52)
Net realized gains	(0.10)	(0.31)	(0.04)	0.00	0.00	0.00	0.00

Total distributions to shareholders	(0.28)	(0.70)	(0.46)	(0.47)	(0.50)	(0.13)	(0.52)
Net asset value, end of period	$7.02	$7.45	$7.53	$7.66	$7.20	$7.16	$6.93
Total return[2]	(2.02)%	8.56%	4.40%	13.24%	7.53%	5.27%	17.28%
Ratios to average net assets (annualized)
Gross expenses	1.04%	1.03%	1.01%	1.03%	1.04%	1.04%	1.07%
Net expenses	0.93%	0.93%	0.93%	0.93%	0.93%	0.94%	0.95%
Net investment income	5.04%	5.19%	5.48%	6.27%	6.73%	7.49%	7.76%
Supplemental data
Portfolio turnover rate	25%	46%	60%	22%	78%	11%	77%
Net assets, end of period (000s omitted)	$226,720	$292,677	$314,420	$343,752	$278,024	$322,015	$286,836

[1]	For the three months ended August 31, 2010. The Fund changed its fiscal year end from May 31 to August 31, effective August 31, 2010.

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo Advantage High Income Fund	23

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services—Investment Companies. These financial statements report on the Wells Fargo Advantage High Income Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued at net asset value when available.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

24	Wells Fargo Advantage High Income Fund	Notes to financial statements (unaudited)

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statement of Operations.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Loans

The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding.

Futures contracts

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

Notes to financial statements (unaudited)	Wells Fargo Advantage High Income Fund	25

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of February 28, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Corporate bonds and notes	$0	$401,349,822	$0	$401,349,822

Loans	0	37,367,511	0	37,367,511

Municipal obligations	0	6,023,370	0	6,023,370

Yankee corporate bonds and notes	0	54,331,179	0	54,331,179

Short-term investments
Investment companies	39,100,567	15,556,625	0	54,657,192
U.S. Treasury securities	799,994	0	0	799,994
Total assets	$39,900,561	$514,628,507	$0	$554,529,068
Liabilities

Futures contracts	$39,000	$0	$0	$39,000
Total liabilities	$39,000	$0	$0	$39,000

Futures contracts are reported at their variation margin at measurement date, which represents the amount due from the Fund at that date. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At February 28, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

26	Wells Fargo Advantage High Income Fund	Notes to financial statements (unaudited)

4. TRANSACTIONS WITH AFFILIATES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.50% and declining to 0.40% as the average daily net assets of the Fund increase. For the six months ended February 28, 2015, the advisory fee was equivalent to an annual rate of 0.50% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. WellsCap, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.35% and declining to 0.20% as the average daily net assets of the Fund increase.

Administration fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Class A, Class B, Class C	0.16%
Administrator Class	0.10
Institutional Class	0.08
Investor Class	0.19

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through December 31, 2015 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.90% for Class A shares, 1.65% for Class B shares, 1.65% for Class C shares, 0.80% for Administrator Class shares, 0.50% for Institutional Class shares, and 0.93% for Investor Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fees

The Trust has adopted a Distribution Plan for Class B and Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class B and Class C shares. For the six months ended February 28, 2015, Funds Distributor received $2,103 from the sale of Class A.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C, Administrator Class, and Investor Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

Notes to financial statements (unaudited)	Wells Fargo Advantage High Income Fund	27

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended February 28, 2015 were $129,703,226 and $173,022,225, respectively.

6. DERIVATIVE TRANSACTIONS

During the six months ended February 28, 2015, the Fund entered into futures contracts to speculate on interest rates and to help manage the duration of the portfolio.

At February 28, 2015, the Fund had short futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract value at February 28, 2015	Unrealized losses
6-30-2015	JPMorgan	312 Short	5-Year U.S. Treasury Notes	$37,215,750	$(83,468)

The Fund had an average notional amount of $37,235,704 in short futures contracts during the six months ended February 28, 2015.

On February 28, 2015, the cumulative unrealized losses on futures contracts in the amount of $83,468 are reflected in net unrealized gains on investments on the Statement of Assets and Liabilities. The payable for daily variation margin on open futures contracts reflected in the Statement of Assets and Liabilities only represents the current day’s variation margin. The realized losses and change in unrealized gains (losses) on futures contracts are reflected in the Statement of Operations.

For certain types of derivative transactions, the Fund has entered into International Swaps and Derivatives Association, Inc. master agreements (“ISDA Master Agreements”) or similar agreements with approved counterparties. The ISDA Master Agreements or similar agreements may have requirements to deliver/deposit securities or cash to/with an exchange or broker-dealer as collateral and allows the Fund to offset, with each counterparty, certain derivative financial instrument’s assets and/or liabilities with collateral held or pledged. Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under ISDA Master Agreements or similar agreements, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Portfolio of Investments. With respect to balance sheet offsetting, absent an event of default by the counterparty or a termination of the agreement, the reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities are not offset across transactions between the Fund and the applicable counterparty. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by derivative type, including any collateral exposure, is as follows:

Derivative type	Counterparty	Gross amounts of liabilities in the Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral pledged[1]	Net amount of liabilities
Futures – variation margin	JPMorgan	$39,000	$0	$(39,000)	$0
[1]	Collateral pledged within this table is limited to the collateral for the net transaction with the counterparty.

7. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds in the Trust) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the six months ended February 28, 2015, the Fund paid $557 in commitment fees.

For the six months ended February 28, 2015, there were no borrowings by the Fund under the agreement.

28	Wells Fargo Advantage High Income Fund	Notes to financial statements (unaudited)

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

Other information (unaudited)	Wells Fargo Advantage High Income Fund	29

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargoadvantagefunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

30	Wells Fargo Advantage High Income Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo Advantage family of funds, which consists of 134 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
William R. Ebsworth (Born 1957)	Trustee, since 2015**	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director at Fidelity Management and Research Company and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. in Boston, Tokyo, and Hong Kong where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Mr. Ebsworth is an Adjunct Lecturer, Finance, at Babson College and a Chartered Financial Analyst.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015**	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior thereto, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Chartered Financial Analyst (inactive), Chair of Taproot Foundation (non-profit organization) and a Board Member of Ruth Bancroft Garden (non-profit organization).	Asset Allocation Trust
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Delux Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy. Mr. Harris is a certified public accountant.	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Advantage High Income Fund	31

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.
**	William R. Ebsworth and Jane A. Freeman each became a Trustee effective January 1, 2015.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011. Owned and operated a consulting business providing services to various hedge funds including acting as Chief Operating Officer and Chief Compliance Officer for a hedge fund from 2007 to 2008. Chief Operating Officer and Chief Compliance Officer of GMN Capital LLC from 2006 to 2007.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank N.A. from 1996 to 2013.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Senior Vice President of Wells Fargo Funds Management, LLC since 2007 and Chief Compliance Officer from 2007 to 2014. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 73 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 61 funds and Assistant Treasurer of 73 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

32	Wells Fargo Advantage High Income Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Columbian Peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2015 Wells Fargo Funds Management, LLC. All rights reserved.

232054 04-15 SA217/SAR217 02-15

Wells Fargo Advantage High Yield Bond Fund

Semi-Annual Report

February 28, 2015

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of February 28, 2015, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Advantage High Yield Bond Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Major central banks continued to inject liquidity into global banks and markets through various accommodative monetary policies, including quantitative easing.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage High Yield Bond Fund for the six-month period that ended February 28, 2015. The period was marked by low interest rates, a large decline in oil prices, and moderate U.S. economic growth. Investment-grade bonds, as measured by the Barclays U.S. Aggregate Bond Index1, returned 2.25% during the period.

Major central banks continued to provide stimulus.

Major central banks continued to inject liquidity into global banks and markets through various accommodative monetary policies, including quantitative easing. In the U.S., the Federal Reserve (Fed) kept its key interest rate near zero in order to support the economy and the financial system. It ended its quantitative easing program in October 2014 and also set expectations for it to begin normalizing monetary policy with higher target ranges for the federal funds rate in 2015.

Meanwhile, European markets continued to benefit from the European Central Bank’s (ECB’s) willingness to maintain low interest rates. In September 2014, the ECB cut its key rate to a historic low of 0.05%. In addition to its targeted longer-term refinancing operations that are designed to increase bank lending, the ECB said it intends to increase the size of its balance sheet, a result of quantitative easing, by buying eurozone government bonds. In Japan, the Bank of Japan maintained an aggressive monetary program aimed at combating deflation.

U.S. economic growth was moderate, and oil prices plummeted.

Economic growth advanced during the reporting period, the unemployment rate ticked lower to 5.5% as of February 2015, and inflation remained below the Fed’s longer-run objective of a 2% pace. The period was also marked by dramatically lower oil prices, which fell from more than $90 per barrel at the end of August 2014 to below $50 per barrel at the end of February 2015. While lower oil prices benefited consumers of oil products, the lower prices pressured companies within the energy sector.

Longer-dated securities and higher-rated credits were top performers.

Ten-year U.S. Treasury rates declined during the period, from 2.35% at end of August 2014 to 2.03% by the end of February 2015, benefiting both from safe-haven status as well as relative attractiveness to global investors. With the U.S. economy the furthest along its business cycle, the level of interest rates in the U.S. and Europe diverged. The 10-year U.S. Treasury yield was 2.03% at the end of February 2015 compared with 0.30% for 10-year German government yields, 173 basis points (bps; 100 bps equals 1.00%) higher. This was largely attributed to the Fed being closer to eventually increasing interest rates while the ECB potentially needs to further increase, rather than scale back, its amount of accommodation. Further, U.S. economic activity was healthier than Europe’s.

Treasury bonds with maturities greater than 20 years returned more than 10% during the six-month period that ended February 28, 2015, according to the Barclays U.S. Aggregate Bond Index. This was due, in part, to strong demand from overseas investors because yields in Europe and Japan were substantially lower than U.S. yields. In addition, because the dollar strengthened, the returns from Treasuries were even higher for foreign-domiciled investors. Longer-maturity debt across all sectors outperformed shorter-dated securities.

[1]	The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS, and CMBS. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Advantage High Yield Bond Fund	3

Investment-grade corporate bonds returned 2.29% during the six-month reporting period, according to the Barclays U.S. Aggregate Bond Index, and AAA-rated2 bonds had higher returns than BBB-rated bonds. Lower-rated credits, including high yield, underperformed as oil prices fell dramatically. Not only were many energy and mining companies negatively affected, but investor trepidation about weak global growth caused investment-grade spreads to modestly widen while high-yield spreads widened substantially.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Advantage Funds offers more than 100 mutual funds and other investments spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future.

[2]	The ratings indicated are from Standard & Poor’s, Moody’s Investors Service, and/or Fitch Ratings Ltd. Standard & Poor’s rates the creditworthiness of bonds from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Moody’s rates the creditworthiness of bonds from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Fitch rates the creditworthiness of bonds from AAA (highest) to D (lowest).

4	Wells Fargo Advantage High Yield Bond Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks total return, consisting of a high level of current income and capital appreciation.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio manager

Margaret D. Patel

Average annual total returns1 (%) as of February 28, 2015

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (EKHAX)	1-20-1998	(0.62)	7.02	6.06	4.18	8.01	6.53	1.03	1.03
Class B (EKHBX)*	9-11-1935	(1.60)	6.91	5.98	3.40	7.21	5.98	1.78	1.78
Class C (EKHCX)	1-21-1998	2.40	7.21	5.75	3.40	7.21	5.75	1.78	1.78
Administrator Class (EKHYX)	4-14-1998	–	–	–	4.42	8.26	6.79	0.97	0.80
Institutional Class (EKHIX)	10-31-2014	–	–	–	4.74	8.32	6.83	0.70	0.70
BofA Merrill Lynch U.S. High Yield Master II Constrained Index[4]	–	–	–	–	2.84	9.15	7.80	–	–
*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 4.50%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest-rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. High-yield securities have a greater risk of default and tend to be more volatile than higher-rated debt securities. Loans are subject to risks similar to those associated with other below-investment-grade bond investments, such as credit risk (for example, risk of issuer default), below-investment-grade bond risk (for example, risk of greater volatility in value), and risk that the loan may become illiquid or difficult to price. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to foreign investment risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage High Yield Bond Fund	5

Ten largest long-term holdings[5] (%) as of February 28, 2015
Constellation Brands Incorporated, 4.75%, 11-15-2024	3.77
Tronox Finance LLC, 6.38%, 8-15-2020	3.44
CommScope Incorporated, 5.50%, 6-15-2024	3.43
Endo Finance LLC, 6.00%, 2-1-2025	2.81
Lear Corporation, 4.75%, 1-15-2023	2.69
Olin Corporation, 5.50%, 8-15-2022	2.64
The Hertz Corporation, 6.25%, 10-15-2022	2.59
Penske Auto Group Incorporated, 5.75, 10-1-2022	2.50
Rayonier Advanced Materials Products Incorporated, 5.50%, 6-1-2024	2.50
Seagate HDD (Cayman), 4.75%, 6-1-2023	2.35

Credit quality[6] as of February 28, 2015

[1]	Historical performance shown for all classes of the Fund prior to July 12, 2010 is based on the performance of the Fund’s predecessor, Evergreen High Income Fund. Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Administration Class shares, and is not adjusted to reflect the Institutional Class expenses. If these expenses had been included, returns for the Institutional Class would be higher.

[2]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]	The Adviser has committed through December 31, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amounts shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

[4]	The BofA Merrill Lynch U.S. High Yield Master II Constrained Index is a market value-weighted index of all domestic and yankee high-yield bonds, including deferred interest bonds and payment-in kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB–/Baa3, but are not in default. The BofA Merrill Lynch U.S. High Yield Master II Constrained Index limits any individual issuer to a maximum of 2% benchmark exposure. You cannot invest directly in an index.

[5]	The ten largest long-term holdings are calculated based on the value of the securities divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[6]	The credit quality distribution of portfolio holdings reflected in the chart is based on ratings from Standard & Poor’s, Moody’s Investors Service, and/or Fitch Ratings Ltd. Credit quality ratings apply to the underlying holdings of the Fund and not to the Fund itself. The percentages of the Fund’s portfolio with the ratings depicted in the chart are calculated based on the total market value of fixed income securities held by the Fund. If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of three rating agencies, the lower rating was utilized, and if rated by one of the rating agencies, that rating was utilized. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Standard & Poor’s rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from MIG 1/VMIG 1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Credit quality and credit quality ratings are subject to change and may have changed since the date specified.

6	Wells Fargo Advantage High Yield Bond Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from September 1, 2014 to February 28, 2015.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 9-1-2014	Ending account value 2-28-2015	Expenses paid during the period¹	Net annualized expense ratio
Class A
Actual	$1,000.00	$1,008.41	$5.13	1.03%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.69	$5.16	1.03%
Class B
Actual	$1,000.00	$1,001.69	$8.83	1.78%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.97	$8.90	1.78%
Class C
Actual	$1,000.00	$1,004.68	$8.85	1.78%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.97	$8.90	1.78%
Administrator Class
Actual	$1,000.00	$1,006.55	$3.98	0.80%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.83	$4.01	0.80%
Institutional Class
Actual	$1,000.00	$1,009.63	$3.49	0.70%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.32	$3.51	0.70%

[1]	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—February 28, 2015 (unaudited)	Wells Fargo Advantage High Yield Bond Fund	7

Security name	Shares	Value

Common Stocks: 8.94%

Consumer Discretionary: 1.44%

Auto Components: 0.33%
Gentex Corporation	30,000	$528,600
Johnson Controls Incorporated	3,000	152,430
Lear Corporation	3,000	326,760

		1,007,790

Distributors: 0.32%
Genuine Parts Company	10,000	960,800

Hotels, Restaurants & Leisure: 0.14%
Marriott International Incorporated Class A	5,000	415,500

Household Durables: 0.28%
Harman International Industries Incorporated	6,000	827,940

Specialty Retail: 0.37%
Group 1 Automotive Incorporated	4,000	325,360
The Home Depot Incorporated	7,000	803,250

		1,128,610

Consumer Staples: 0.68%

Food & Staples Retailing: 0.14%
CVS Health Corporation	4,000	415,480

Food Products: 0.29%
ConAgra Foods Incorporated	25,000	874,500

Household Products: 0.25%
Church & Dwight Company Incorporated	9,000	766,260

Energy: 0.88%

Energy Equipment & Services: 0.10%
Bristow Group Incorporated	5,000	309,700

Oil, Gas & Consumable Fuels: 0.78%
Kinder Morgan Incorporated	5,000	205,050
ONEOK Incorporated	3,000	132,780
Plains All American Pipeline LP	40,000	1,995,600

		2,333,430

Financials: 0.30%

Banks: 0.30%
PNC Financial Services Group Incorporated	10,000	919,600

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Advantage High Yield Bond Fund	Portfolio of investments—February 28, 2015 (unaudited)

Security name	Shares	Value

Health Care: 1.24%

Biotechnology: 0.05%
Amgen Incorporated	1,000	$157,720

Health Care Equipment & Supplies: 0.50%
Baxter International Incorporated	4,000	276,600
C.R. Bard Incorporated	4,000	676,560
Medtronic plc	5,000	387,950
West Pharmaceutical Services Incorporated	3,000	164,160

		1,505,270

Health Care Providers & Services: 0.04%
McKesson Corporation	500	114,350

Pharmaceuticals: 0.65%
Actavis plc †	3,000	874,080
Mylan Laboratories Incorporated †	10,000	573,250
Novartis AG ADR	5,000	512,000

		1,959,330

Industrials: 2.34%

Aerospace & Defense: 0.35%
Curtiss-Wright Corporation	5,000	362,900
General Dynamics Corporation	5,000	693,900

		1,056,800

Electrical Equipment: 1.20%
AMETEK Incorporated	10,000	531,400
Emerson Electric Company	30,000	1,737,600
Regal-Beloit Corporation	2,000	155,880
Rockwell Automation Incorporated	10,000	1,170,400

		3,595,280

Industrial Conglomerates: 0.22%
Roper Industries Incorporated	4,000	670,280

Machinery: 0.57%
Flowserve Corporation	3,000	186,390
IDEX Corporation	10,000	772,600
John Bean Technologies Corporation	12,000	414,720
Lincoln Electric Holdings Incorporated	5,000	345,200

		1,718,910

Information Technology: 0.90%

Electronic Equipment, Instruments & Components: 0.32%
Amphenol Corporation Class A	10,000	564,600
FEI Company	5,000	394,950

		959,550

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2015 (unaudited)	Wells Fargo Advantage High Yield Bond Fund	9

Security name			Shares	Value

IT Services: 0.32%
Automatic Data Processing Incorporated			11,000	$977,240

Software: 0.06%
CDK Global Incorporated			3,666	171,679

Technology Hardware, Storage & Peripherals: 0.20%
Seagate Technology plc			10,000	611,200

Materials: 0.23%

Chemicals: 0.20%
FMC Corporation			5,000	317,050
Westlake Chemical Corporation			4,000	267,040

				584,090

Containers & Packaging: 0.03%
Sealed Air Corporation			2,000	94,260

Utilities: 0.93%

Electric Utilities: 0.08%
NRG Yield Incorporated Class A «			5,000	256,550

Multi-Utilities: 0.85%
Dominion Resources Incorporated			1,000	72,090
Sempra Energy			23,000	2,488,600

				2,560,690

Total Common Stocks (Cost $25,349,169)				26,952,809

	Interest rate	Maturity date	Principal

Corporate Bonds and Notes: 82.98%

Consumer Discretionary: 12.35%

Auto Components: 4.71%
American Axle Manufacturing Incorporated	6.63%	10-15-2022	$2,250,000	2,446,875
Cooper Tire & Rubber Company (i)	7.63	3-15-2027	1,500,000	1,590,000
Dana Holding Corporation	5.50	12-15-2024	2,000,000	2,065,000
Lear Corporation	4.75	1-15-2023	8,000,000	8,100,000

				14,201,875

Hotels, Restaurants & Leisure: 1.06%
Speedway Motorsports Incorporated 144A	5.13	2-1-2023	3,115,000	3,200,663

Media: 1.76%
DISH DBS Corporation	5.00	3-15-2023	5,500,000	5,290,318

Specialty Retail: 4.82%
Group 1 Automotive Incorporated 144A	5.00	6-1-2022	7,000,000	7,000,000
Penske Auto Group Incorporated	5.75	10-1-2022	7,200,000	7,542,000

				14,542,000

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage High Yield Bond Fund	Portfolio of investments—February 28, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Consumer Staples: 3.77%

Beverages: 3.77%
Constellation Brands Incorporated	4.75%	11-15-2024	$10,626,000	$11,369,820

Energy: 3.77%

Energy Equipment & Services: 2.38%
Bristow Group Incorporated	6.25	10-15-2022	5,990,000	5,870,200
Dresser-Rand Group Incorporated	6.50	5-1-2021	1,225,000	1,304,625

				7,174,825

Oil, Gas & Consumable Fuels: 1.39%
Energy Transfer Equity LP	5.88	1-15-2024	1,500,000	1,605,000
Energy Transfer Equity LP	7.50	10-15-2020	980,000	1,122,100
NGL Energy Partners LP	5.13	7-15-2019	1,500,000	1,462,500

				4,189,600

Financials: 4.83%

REITs: 4.83%
Crown Castle International Corporation	4.88	4-15-2022	1,000,000	1,047,500
Crown Castle International Corporation	5.25	1-15-2023	4,000,000	4,220,000
Iron Mountain Incorporated	5.75	8-15-2024	5,000,000	5,062,500
Sabra Health Care Incorporated	5.38	6-1-2023	4,000,000	4,235,000

				14,565,000

Health Care: 10.86%

Health Care Equipment & Supplies: 1.06%
Halyard Health Incorporated 144A	6.25	10-15-2022	1,000,000	1,050,000
Hologic Incorporated	6.25	8-1-2020	2,062,000	2,159,945

				3,209,945

Health Care Providers & Services: 6.26%
Davita Healthcare Partners Incorpoarted	5.13	7-15-2024	2,000,000	2,075,000
DaVita HealthCare Partners Incorporated	5.75	8-15-2022	4,465,000	4,816,619
Fresenius Medical Care Holdings Incorporated 144A	5.88	1-31-2022	4,529,000	5,083,803
HCA Incorporated	5.38	2-1-2025	6,500,000	6,890,000

				18,865,422

Pharmaceuticals: 3.54%
Endo Finance LLC 144A	6.00	2-1-2025	8,000,000	8,470,000
Forest Laboratories Incorporated 144A	5.00	12-15-2021	2,000,000	2,196,290

				10,666,290

Industrials: 11.05%

Aerospace & Defense: 2.96%
Alliant Techsystems Incorporated 144A	5.25	10-1-2021	3,675,000	3,748,500
Moog Incorporated 144A	5.25	12-1-2022	5,000,000	5,162,500

				8,911,000

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2015 (unaudited)	Wells Fargo Advantage High Yield Bond Fund	11

Security name	Interest rate	Maturity date	Principal	Value

Building Products: 1.39%
Dycom Investments Incorporated	7.13%	1-15-2021	$4,000,000	$4,200,000

Commercial Services & Supplies: 1.81%
Clean Harbors Incorporated	5.13	6-1-2021	5,338,000	5,458,105

Electrical Equipment: 1.87%
Belden Incorporated 144A	5.50	9-1-2022	5,500,000	5,637,500

Machinery: 0.43%
Oshkosh Corporation 144A%%	5.38	3-1-2025	1,250,000	1,281,250

Road & Rail: 2.59%
The Hertz Corporation	6.25	10-15-2022	7,500,000	7,800,000

Information Technology: 7.54%

Communications Equipment: 3.43%
CommScope Incorporated 144A	5.50	6-15-2024	10,200,000	10,327,500

Electronic Equipment, Instruments & Components: 0.34%
Anixter International Incorporated	5.13	10-1-2021	1,000,000	1,028,750

IT Services: 1.85%
Neustar Incorporated «	4.50	1-15-2023	6,350,000	5,588,000

Semiconductors & Semiconductor Equipment: 1.92%
Micron Technology Incorporated 144A	5.25	8-1-2023	4,100,000	4,202,500
Micron Technology Incorporated 144A	5.50	2-1-2025	1,550,000	1,588,750

				5,791,250

Materials: 19.66%

Chemicals: 11.89%
Celanese U.S. Holdings LLC	4.63	11-15-2022	6,729,000	6,796,290
Huntsman International LLC	4.88	11-15-2020	1,000,000	1,028,750
Kraton Polymers LLC	6.75	3-1-2019	2,105,000	2,162,888
Olin Corporation	5.50	8-15-2022	7,750,000	7,963,125
Rayonier Advanced Materials Products Incorporated 144A	5.50	6-1-2024	8,775,000	7,524,563
Tronox Finance LLC «	6.38	8-15-2020	10,400,000	10,361,000

				35,836,616

Containers & Packaging: 6.04%
Ball Corporation	4.00	11-15-2023	1,500,000	1,473,750
Ball Corporation	5.00	3-15-2022	5,500,000	5,747,500
Sealed Air Corporation 144A	5.25	4-1-2023	1,500,000	1,580,625
Sealed Air Corporation 144A	6.50	12-1-2020	4,635,000	5,250,065
Silgan Holdings Incorporated	5.00	4-1-2020	4,000,000	4,150,000

				18,201,940

Metals & Mining: 0.15%
Commercial Metals Company	4.88	5-15-2023	150,000	143,250
Steel Dynamics Incorporated 144A	5.50	10-1-2024	300,000	312,000

				455,250

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage High Yield Bond Fund	Portfolio of investments—February 28, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Paper & Forest Products: 1.58%
P.H. Glatfelter Company	5.38%	10-15-2020	$4,630,000	$4,745,750

Telecommunication Services: 3.54%

Diversified Telecommunication Services: 0.78%
GCI Incorporated	8.63	11-15-2019	2,235,000	2,338,369

Wireless Telecommunication Services: 2.76%
MetroPCS Wireless Incorporated	6.63	11-15-2020	1,575,000	1,661,625
SBA Communications Corporation	5.63	10-1-2019	5,700,000	5,999,250
SBA Communications Corporation	5.75	7-15-2020	625,000	657,813

				8,318,688

Utilities: 5.61%

Electric Utilities: 1.52%
DPL Incorporated	7.25	10-15-2021	4,375,000	4,593,750

Gas Utilities: 0.57%
AmeriGas Finance LLC	6.75	5-20-2020	1,600,000	1,708,000

Independent Power & Renewable Electricity Producers: 3.52%
Calpine Corporation 144A	5.88	1-15-2024	2,576,000	2,794,960
Calpine Corporation 144A	6.00	1-15-2022	1,625,000	1,772,063
NRG Energy Incorporated	6.63	3-15-2023	5,743,000	6,030,150

				10,597,173

Total Corporate Bonds and Notes (Cost $245,960,090)				250,094,649

Yankee Corporate Bonds and Notes: 5.19%

Health Care: 0.73%

Pharmaceuticals: 0.73%
Valeant Pharmaceuticals International Incorporated 144A	5.50	3-1-2023	2,195,000	2,208,715

Industrials: 2.11%

Electrical Equipment: 2.11%
Sensata Technologies BV 144A	4.88	10-15-2023	3,000,000	3,127,800
Sensata Technologies BV 144A	5.63	11-1-2024	3,000,000	3,217,500

				6,345,300

Information Technology: 2.35%

Technology Hardware, Storage & Peripherals: 2.35%
Seagate HDD (Cayman)	4.75	6-1-2023	6,640,000	7,073,166

Total Yankee Corporate Bonds and Notes (Cost $14,989,370)				15,627,181

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2015 (unaudited)	Wells Fargo Advantage High Yield Bond Fund	13

Security name	Yield	Shares	Value

Short-Term Investments: 4.33%

Investment Companies: 4.33%
Securities Lending Cash Investments, LLC (r)(l)(u)	0.13%	8,334,835	$8,334,835
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)##	0.10	4,706,115	4,706,115

Total Short-Term Investments (Cost $13,040,950)			13,040,950

Total investments in securities (Cost $299,339,579) *	101.44%	305,715,589
Other assets and liabilities, net	(1.44)	(4,342,335)

Total net assets	100.00%	$301,373,254

†	Non-income-earning security

«	All or a portion of this security is on loan.

(i)	Illiquid security

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

%%	The security is issued on a when-issued basis.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

##	All or a portion of this security is segregated for when-issued securities.

*	Cost for federal income tax purposes is $299,259,365 and unrealized gains (losses) consists of:

Gross unrealized gains	$9,862,317
Gross unrealized losses	(3,406,093)

Net unrealized gains	$6,456,224

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage High Yield Bond Fund	Statement of assets and liabilities—February 28, 2015 (unaudited)

Assets
Investments
In unaffiliated securities (including $8,156,082 of securities loaned), at value (cost $286,298,629)	$292,674,639
In affiliated securities, at value (cost $13,040,950)	13,040,950

Total investments, at value (cost $299,339,579)	305,715,589
Foreign currency, at value (cost $45)	39
Receivable for investments sold	7,988,774
Receivable for Fund shares sold	248,594
Receivable for dividends and interest	3,761,533
Receivable for securities lending income	5,420
Prepaid expenses and other assets	136,546

Total assets	317,856,495

Liabilities
Dividends payable	101,649
Payable for investments purchased	7,063,969
Payable for Fund shares redeemed	624,115
Payable upon receipt of securities loaned	8,334,835
Advisory fee payable	115,714
Distribution fees payable	41,795
Administration fees payable	48,903
Accrued expenses and other liabilities	152,261

Total liabilities	16,483,241

Total net assets	$301,373,254

NET ASSETS CONSIST OF
Paid-in capital	$352,234,877
Overdistributed net investment income	(163,588)
Accumulated net realized losses on investments	(57,074,039)
Net unrealized gains on investments	6,376,004

Total net assets	$301,373,254

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$209,717,603
Shares outstanding – Class A1	63,386,422
Net asset value per share – Class A	$3.31
Maximum offering price per share – Class A2	$3.47
Net assets – Class B	$2,989,145
Shares outstanding – Class B1	903,130
Net asset value per share – Class B	$3.31
Net assets – Class C	$67,500,712
Shares outstanding – Class C1	20,398,320
Net asset value per share – Class C	$3.31
Net assets – Administrator Class	$20,317,905
Shares outstanding – Administrator Class[1]	6,131,533
Net asset value per share – Administrator Class	$3.31
Net assets – Institutional Class	$847,889
Shares outstanding – Institutional Class[1]	255,663
Net asset value per share – Institutional Class	$3.32

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended February 28, 2015 (unaudited)	Wells Fargo Advantage High Yield Bond Fund	15

Investment income
Interest	$7,213,320
Dividends	295,717
Securities lending income, net	39,356
Income from affiliated securities	1,183

Total investment income	7,549,576

Expenses
Advisory fee	731,709
Administration fees
Fund level	73,171
Class A	160,893
Class B	2,687
Class C	54,568
Administrator Class	9,719
Institutional Class	224 [1]
Shareholder servicing fees
Class A	251,394
Class B	4,198
Class C	85,263
Administrator Class	24,299
Distribution fees
Class B	12,594
Class C	255,789
Custody and accounting fees	11,888
Professional fees	34,028
Registration fees	21,081
Shareholder report expenses	27,572
Trustees’ fees and expenses	5,017
Other fees and expenses	6,908

Total expenses	1,773,002
Less: Fee waivers and/or expense reimbursements	(20,673)

Net expenses	1,752,329

Net investment income	5,797,247

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized losses on:
Unaffiliated securities	(173,765)
Futures transactions	(288,529)

Net realized losses on investments	(462,294)

Net change in unrealized gains (losses) on:
Unaffiliated securities	(4,079,875)
Futures transactions	214,228

Net change in unrealized gains (losses) on investments	(3,865,647)

Net realized and unrealized gains (losses) on investments	(4,327,941)

Net increase in net assets resulting from operations	$1,469,306

[1]	For the period from October 31, 2014 (commencement of class operations) to February 28, 2015

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage High Yield Bond Fund	Statement of changes in net assets

	Six months ended February 28, 2015 (unaudited)		Year ended August 31, 2014

Operations
Net investment income		$5,797,247		$13,443,918
Net realized gains (losses) on investments		(462,294)		5,377,718
Net change in unrealized gains (losses) on investments		(3,865,647)		15,459,995

Net increase in net assets resulting from operations		1,469,306		34,281,631

Distributions to shareholders from
Net investment income
Class A		(4,151,620)		(9,459,253)
Class B		(56,608)		(189,519)
Class C		(1,152,236)		(2,766,449)
Administrator Class		(424,367)		(967,151)
Institutional Class		(12,416)[1]		N/A

Total distributions to shareholders		(5,797,247)		(13,382,372)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	7,334,237	24,027,360	4,174,488	13,529,333
Class B	49,540	163,376	17,151	56,831
Class C	389,186	1,274,584	821,870	2,678,022
Administrator Class	1,351,571	4,459,182	2,812,042	9,171,050
Institutional Class	347,367 [1]	1,148,494 [1]	N/A	N/A

		31,072,996		25,435,236

Reinvestment of distributions
Class A	1,114,188	3,658,800	2,511,673	8,240,513
Class B	15,053	49,462	51,262	167,850
Class C	322,797	1,060,525	770,176	2,526,354
Administrator Class	118,714	390,312	262,316	862,288
Institutional Class	44 [1]	144 [1]	N/A	N/A

		5,159,243		11,797,005

Payment for shares redeemed
Class A	(7,667,337)	(25,048,175)	(15,822,235)	(51,599,260)
Class B	(345,348)	(1,133,867)	(1,002,877)	(3,278,584)
Class C	(1,991,630)	(6,523,186)	(6,460,879)	(21,047,143)
Administrator Class	(1,344,287)	(4,404,789)	(3,853,847)	(12,658,859)
Institutional Class	(91,748)[1]	(302,984)[1]	N/A	N/A

		(37,413,001)		(88,583,846)

Net decrease in net assets resulting from capital share transactions		(1,180,762)		(51,351,605)

Total decrease in net assets		(5,508,703)		(30,452,346)

Net assets
Beginning of period		306,881,957		337,334,303

End of period		$301,373,254		$306,881,957

Overdistributed net investment income		$(163,588)		$(163,588)

[1]	For the period from October 31, 2014 (commencement of class operations) to February 28, 2015

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage High Yield Bond Fund	17

(For a share outstanding throughout each period)

	Six months ended February 28, 2015 (unaudited)	Year ended August 31					Year ended April 30, 2010[1]
CLASS A		2014	2013	2012	2011	2010[1,2]
Net asset value, beginning of period	$3.35	$3.15	$3.18	$3.03	$3.05	$3.10	$2.39
Net investment income	0.07	0.14	0.15	0.20	0.21	0.08	0.25
Net realized and unrealized gains (losses) on investments	(0.04)	0.20	(0.03)	0.15	(0.02)	(0.05)	0.72

Total from investment operations	0.03	0.34	0.12	0.35	0.19	0.03	0.97
Distributions to shareholders from
Net investment income	(0.07)	(0.14)	(0.15)	(0.20)	(0.21)	(0.08)	(0.26)
Net asset value, end of period	$3.31	$3.35	$3.15	$3.18	$3.03	$3.05	$3.10
Total return[3]	0.84%	11.02%	3.78%	12.00%	6.07%	0.99%	42.27%
Ratios to average net assets (annualized)
Gross expenses	1.03%	1.03%	1.04%	1.02%	1.02%	1.06%	1.14%
Net expenses	1.03%	1.03%	1.03%	1.02%	1.02%	1.05%	1.13%
Net investment income	4.13%	4.35%	4.65%	6.52%	6.60%	7.70%	8.96%
Supplemental data
Portfolio turnover rate	35%	40%	95%	37%	70%	46%	129%
Net assets, end of period (000s omitted)	$209,718	$210,005	$225,743	$261,938	$240,653	$281,044	$292,039

[1]	After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen High Income Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 12, 2010 is that of Class A of Evergreen High Income Fund.

[2]	For the four months ended August 31, 2010. The Fund changed its fiscal year end from April 30 to August 31, effective August 31, 2010.

[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage High Yield Bond Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 28, 2015 (unaudited)	Year ended August 31					Year ended April 30, 2010[1]
CLASS B		2014	2013	2012	2011	2010[1,2]
Net asset value, beginning of period	$3.36	$3.15	$3.18	$3.03	$3.05	$3.10	$2.39
Net investment income	0.05 [3]	0.12 [3]	0.13 [3]	0.18 [3]	0.18 [3]	0.07	0.22
Net realized and unrealized gains (losses) on investments	(0.05)	0.21	(0.03)	0.15	(0.02)	(0.05)	0.73

Total from investment operations	0.00	0.33	0.10	0.33	0.16	0.02	0.95
Distributions to shareholders from
Net investment income	(0.05)	(0.12)	(0.13)	(0.18)	(0.18)	(0.07)	(0.24)
Net asset value, end of period	$3.31	$3.36	$3.15	$3.18	$3.03	$3.05	$3.10
Total return[4]	0.17%	10.53%	3.01%	11.17%	5.28%	0.74%	41.23%
Ratios to average net assets (annualized)
Gross expenses	1.78%	1.78%	1.78%	1.77%	1.78%	1.81%	1.89%
Net expenses	1.78%	1.78%	1.78%	1.77%	1.77%	1.81%	1.88%
Net investment income	3.37%	3.63%	3.93%	5.80%	5.85%	6.98%	8.29%
Supplemental data
Portfolio turnover rate	35%	40%	95%	37%	70%	46%	129%
Net assets, end of period (000s omitted)	$2,989	$3,972	$6,667	$13,247	$21,656	$50,671	$54,017

[1]	After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen High Income Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 12, 2010 is that of Class B of Evergreen High Income Fund.

[2]	For the four months ended August 31, 2010. The Fund changed its fiscal year end from April 30 to August 31, effective August 31, 2010.

[3]	Calculated based upon average shares outstanding

[4]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage High Yield Bond Fund	19

(For a share outstanding throughout each period)

	Six months ended February 28, 2015 (unaudited)	Year ended August 31					Year ended April 30, 2010[1]
CLASS C		2014	2013	2012	2011	2010[1,2]
Net asset value, beginning of period	$3.35	$3.15	$3.18	$3.03	$3.05	$3.10	$2.39
Net investment income	0.06	0.12	0.13	0.18	0.18	0.07	0.23
Net realized and unrealized gains (losses) on investments	(0.05)	0.20	(0.03)	0.15	(0.02)	(0.05)	0.72

Total from investment operations	0.01	0.32	0.10	0.33	0.16	0.02	0.95
Distributions to shareholders from
Net investment income	(0.05)	(0.12)	(0.13)	(0.18)	(0.18)	(0.07)	(0.24)
Net asset value, end of period	$3.31	$3.35	$3.15	$3.18	$3.03	$3.05	$3.10
Total return[3]	0.47%	10.20%	3.01%	11.17%	5.28%	0.74%	41.23%
Ratios to average net assets (annualized)
Gross expenses	1.78%	1.78%	1.79%	1.77%	1.77%	1.81%	1.89%
Net expenses	1.78%	1.78%	1.78%	1.77%	1.77%	1.81%	1.88%
Net investment income	3.38%	3.60%	3.90%	5.78%	5.85%	6.97%	8.21%
Supplemental data
Portfolio turnover rate	35%	40%	95%	37%	70%	46%	129%
Net assets, end of period (000s omitted)	$67,501	$72,728	$83,548	$99,633	$95,999	$104,954	$106,886

[1]	After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen High Income Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 12, 2010 is that of Class C of Evergreen High Income Fund.

[2]	For the four months ended August 31, 2010. The Fund changed its fiscal year end from April 30 to August 31, effective August 31, 2010.

[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage High Yield Bond Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 28, 2015 (unaudited)	Year ended August 31					Year ended April 30, 2010[1]
ADMINISTRATOR CLASS		2014	2013	2012	2011	2010[1,2]
Net asset value, beginning of period	$3.36	$3.15	$3.18	$3.03	$3.05	$3.10	$2.39
Net investment income	0.07	0.15	0.16	0.21	0.22	0.08	0.26
Net realized and unrealized gains (losses) on investments	(0.05)	0.21	(0.03)	0.15	(0.03)	(0.05)	0.72

Total from investment operations	0.02	0.36	0.13	0.36	0.19	0.03	0.98
Distributions to shareholders from
Net investment income	(0.07)	(0.15)	(0.16)	(0.21)	(0.21)	(0.08)	(0.27)
Net asset value, end of period	$3.31	$3.36	$3.15	$3.18	$3.03	$3.05	$3.10
Total return[3]	0.66%	11.61%	4.02%	12.25%	6.30%	1.07%	42.62%
Ratios to average net assets (annualized)
Gross expenses	0.97%	0.96%	0.96%	0.95%	0.95%	0.87%	0.89%
Net expenses	0.80%	0.80%	0.80%	0.80%	0.80%	0.81%	0.88%
Net investment income	4.37%	4.57%	4.91%	6.73%	6.79%	7.95%	9.17%
Supplemental data
Portfolio turnover rate	35%	40%	95%	37%	70%	46%	129%
Net assets, end of period (000s omitted)	$20,318	$20,177	$21,376	$37,469	$26,234	$48,709	$93,639

[1]	After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen High Income Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 12, 2010 is that of Class I of Evergreen High Income Fund.

[2]	For the four months ended August 31, 2010. The Fund changed its fiscal year end from April 30 to August 31, effective August 31, 2010.

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage High Yield Bond Fund	21

(For a share outstanding throughout the period)

INSTITUTIONAL CLASS	Six months ended February 28, 2015[1] (unaudited)
Net asset value, beginning of period	$3.33
Net investment income	0.05 [2]
Net realized and unrealized gains (losses) on investments	(0.01)

Total from investment operations	0.04
Distributions to shareholders from
Net investment income	(0.05)
Net asset value, end of period	$3.32
Total return[3]	1.15%
Ratios to average net assets (annualized)
Gross expenses	0.70%
Net expenses	0.70%
Net investment income	4.44%
Supplemental data
Portfolio turnover rate	35%
Net assets, end of period (000s omitted)	$848

[1]	For the period from October 31, 2014 (commencement of class operations) to February 28, 2015

[2]	Calculated based upon average shares outstanding

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Advantage High Yield Bond Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services—Investment Companies. These financial statements report on the Wells Fargo Advantage High Yield Bond Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Equity securities and futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Equity securities that are not listed on a foreign or domestic exchange or market, but have a public trading market, are valued at the quoted bid price from an independent broker-dealer that the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”) has determined is an acceptable source.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued at net asset value when available.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized

Notes to financial statements (unaudited)	Wells Fargo Advantage High Yield Bond Fund	23

foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statement of Operations.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts

The Fund is subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Dividend income is recognized on the ex-dividend date.

24	Wells Fargo Advantage High Yield Bond Fund	Notes to financial statements (unaudited)

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of August 31, 2014, the Fund had capital loss carryforwards available to offset future net realized capital gains in the amount of $56,906,187 with $19,655,495 expiring in 2016, and $37,250,692 expiring in 2017.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to financial statements (unaudited)	Wells Fargo Advantage High Yield Bond Fund	25

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of February 28, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Consumer discretionary	$4,340,640	$0	$0	$4,340,640
Consumer staples	2,056,240	0	0	2,056,240
Energy	2,643,130	0	0	2,643,130
Financials	919,600	0	0	919,600
Health care	3,736,670	0	0	3,736,670
Industrials	7,041,270	0	0	7,041,270
Information technology	2,719,669	0	0	2,719,669
Materials	678,350	0	0	678,350
Utilities	2,817,240	0	0	2,817,240

Corporate bonds and notes	0	250,094,649	0	250,094,649

Yankee corporate bonds and notes	0	15,627,181	0	15,627,181

Short-term investments
Investment companies	4,706,115	8,334,835	0	13,040,950
Total Assets	31,658,924	274,056,665	0	305,715,589

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At February 28, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.50% and declining to 0.40% as the average daily net assets of the Fund increase. For the six months ended February 28, 2015, the advisory fee was equivalent to an annual rate of 0.50% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. WellsCap, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.35% and declining to 0.20% as the average daily net assets of the Fund increase.

Administration fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Class A, Class B, Class C	0.16%
Administrator Class	0.10
Institutional Class	0.08

26	Wells Fargo Advantage High Yield Bond Fund	Notes to financial statements (unaudited)

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through December 31, 2015 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.03% for Class A shares, 1.78% for Class B shares, 1.78% for Class C shares, 0.80% for Administrator Class shares and 0.70% for Institutional Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fees

The Trust has adopted a Distribution Plan for Class B and Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class B and Class C shares. For the six months ended February 28, 2015, Funds Distributor received $2,103 from the sale of Class A shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C and Administrator Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended February 28, 2015 were $100,920,248 and $101,002,414, respectively.

6. DERIVATIVE TRANSACTIONS

During the six months ended February 28, 2015, the Fund entered into futures contracts to speculate on interest rates and to help manage the duration of the portfolio.

As of February 28, 2015, the Fund did not have any open futures contracts. The Fund had an average notional amount of $3,055,493 in short futures contracts during the six months ended February 28, 2015.

7. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds in the Trust) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the six months ended February 28, 2015, the Fund paid $279 in commitment fees.

For the six months ended February 28, 2015, there were no borrowings by the Fund under the agreement.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

Other information (unaudited)	Wells Fargo Advantage High Yield Bond Fund	27

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargoadvantagefunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

28	Wells Fargo Advantage High Yield Bond Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo Advantage family of funds, which consists of 134 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
William R. Ebsworth (Born 1957)	Trustee, since 2015**	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director at Fidelity Management and Research Company and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. in Boston, Tokyo, and Hong Kong where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Mr. Ebsworth is an Adjunct Lecturer, Finance, at Babson College and a Chartered Financial Analyst.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015**	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior thereto, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Chartered Financial Analyst (inactive), Chair of Taproot Foundation (non-profit organization) and a Board Member of Ruth Bancroft Garden (non-profit organization).	Asset Allocation Trust
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Delux Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy. Mr. Harris is a certified public accountant.	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Advantage High Yield Bond Fund	29

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	William R. Ebsworth and Jane A. Freeman each became a Trustee effective January 1, 2015.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011. Owned and operated a consulting business providing services to various hedge funds including acting as Chief Operating Officer and Chief Compliance Officer for a hedge fund from 2007 to 2008. Chief Operating Officer and Chief Compliance Officer of GMN Capital LLC from 2006 to 2007.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank N.A. from 1996 to 2013.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Senior Vice President of Wells Fargo Funds Management, LLC since 2007 and Chief Compliance Officer from 2007 to 2014. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 73 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 61 funds and Assistant Treasurer of 73 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

30	Wells Fargo Advantage High Yield Bond Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Columbian Peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2015 Wells Fargo Funds Management, LLC. All rights reserved.

232055 04-15 SA218/SAR218 02-15

Wells Fargo Advantage Income Plus Fund

Semi-Annual Report

February 28, 2015

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of February 28, 2015, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Advantage Income Plus Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Major central banks continued to inject liquidity into global banks and markets through various accommodative monetary policies, including quantitative easing.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage Income Plus Fund for the six-month period that ended February 28, 2015. The period was marked by low interest rates, a large decline in oil prices, and moderate U.S. economic growth. Investment-grade bonds, as measured by the Barclays U.S. Aggregate Bond Index1, returned 2.25% during the period.

Major central banks continued to provide stimulus.

Major central banks continued to inject liquidity into global banks and markets through various accommodative monetary policies, including quantitative easing. In the U.S., the Federal Reserve (Fed) kept its key interest rate near zero in order to support the economy and the financial system. It ended its quantitative easing program in October 2014 and also set expectations for it to begin normalizing monetary policy with higher target ranges for the federal funds rate in 2015.

Meanwhile, European markets continued to benefit from the European Central Bank’s (ECB’s) willingness to maintain low interest rates. In September 2014, the ECB cut its key rate to a historic low of 0.05%. In addition to its targeted longer-term refinancing operations that are designed to increase bank lending, the ECB said it intends to increase the size of its balance sheet, a result of quantitative easing, by buying eurozone government bonds. In Japan, the Bank of Japan maintained an aggressive monetary program aimed at combating deflation.

U.S. economic growth was moderate, and oil prices plummeted.

Economic growth advanced during the reporting period, the unemployment rate ticked lower to 5.5% as of February 2015, and inflation remained below the Fed’s longer-run objective of a 2% pace. The period was also marked by dramatically lower oil prices, which fell from more than $90 per barrel at the end of August 2014 to below $50 per barrel at the end of February 2015. While lower oil prices benefited consumers of oil products, the lower prices pressured companies within the energy sector.

Longer-dated securities and higher-rated credits were top performers.

Ten-year U.S. Treasury rates declined during the period, from 2.35% at end of August 2014 to 2.03% by the end of February 2015, benefiting both from safe-haven status as well as relative attractiveness to global investors. With the U.S. economy the furthest along its business cycle, the level of interest rates in the U.S. and Europe diverged. The 10-year U.S. Treasury yield was 2.03% at the end of February 2015 compared with 0.30% for 10-year German government yields, 173 basis points (bps; 100 bps equals 1.00%) higher. This was largely attributed to the Fed being closer to eventually increasing interest rates while the ECB potentially needs to further increase, rather than scale back, its amount of accommodation. Further, U.S. economic activity was healthier than Europe’s.

Treasury bonds with maturities greater than 20 years returned more than 10% during the six-month period that ended February 28, 2015, according to the Barclays U.S. Aggregate Bond Index. This was due, in part, to strong demand from overseas investors because yields in Europe and Japan were substantially lower than U.S. yields. In addition, because the dollar strengthened, the returns from Treasuries were even higher for foreign-domiciled investors. Longer-maturity debt across all sectors outperformed shorter-dated securities.

[1]	The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar–denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Advantage Income Plus Fund	3

Investment-grade corporate bonds returned 2.29% during the six-month reporting period, according to the Barclays U.S. Aggregate Bond Index, and AAA-rated bonds2 had higher returns than BBB-rated bonds. Lower-rated credits, including high yield, underperformed as oil prices fell dramatically. Not only were many energy and mining companies negatively affected, but investor trepidation about weak global growth caused investment-grade spreads to modestly widen while high-yield spreads widened substantially.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Advantage Funds offers more than 100 mutual funds and other investments spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future.

[2]	The ratings indicated are from Standard & Poor’s, Moody’s Investors Service, and/or Fitch Ratings Ltd. Standard & Poor’s rates the creditworthiness of bonds from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Moody’s rates the creditworthiness of bonds from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Fitch rates the creditworthiness of bonds from AAA (highest) to D (lowest).

4	Wells Fargo Advantage Income Plus Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks total return, consisting of current income and capital appreciation.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Michael J. Bray, CFA

Thomas M. Price, CFA

Noah Wise, CFA

Average annual total returns1 (%) as of February 28, 2015

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (STYAX)	7-13-1998	0.88	4.12	4.93	5.59	5.08	5.41	0.94	0.85
Class B (STYBX)*	7-13-1998	(0.25)	3.95	4.86	4.75	4.30	4.86	1.69	1.60
Class C (WFIPX)	7-13-1998	3.79	4.32	4.63	4.79	4.32	4.63	1.69	1.60
Administrator Class (WIPDX)	7-30-2010	–	–	–	5.72	5.22	5.45	0.88	0.73
Institutional Class (WIPIX)	7-18-2008	–	–	–	5.86	5.41	5.63	0.61	0.59
Investor Class (WIPNX)	7-18-2008				5.58	5.06	5.39	0.97	0.86
Barclays U.S. Universal Bond Index[4]	–	–	–	–	4.80	4.69	5.03	–	–

*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 4.50%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class, Institutional Class, and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest-rate changes and their impact on the Fund and its share price can be sudden and unpredictable. Loans are subject to risks similar to those associated with other below-investment-grade bond investments, such as credit risk (for example, risk of issuer default), below-investment-grade bond risk (for example, risk of greater volatility in value), and risk that the loan may become illiquid or difficult to price. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to foreign investment risk, high-yield securities risk, and mortgage and asset-backed securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage Income Plus Fund	5

Ten largest long-term holdings[5] (%) as of February 28, 2015
FNMA, 3.00%, 3-1-2045	4.77
U.S. Treasury Note, 0.38%, 3-15-2015	4.47
FNMA, 3.50%, 3-1-2045	3.64
U.S. Treasury Note, 2.25%, 7-31-2018	3.34
FNMA, 4.50%, 3-1-2045	3.15
FHLMC, 3.50%, 3-1-2045	2.42
U.S. Treasury Note, 1.00%, 8-31-2016	2.11
U.S. Treasury Note, 0.25%, 12-15-2015	2.08
FNMA, 4.00%, 3-1-2045	2.01
U.S. Treasury Note, 1.00%, 5-31-2018	1.89

Portfolio allocation[6] as of February 28, 2015

[1]	Historical performance shown for Administrator Class shares prior to their inception reflects the performance of Institutional Class shares and has been adjusted to include the higher expenses applicable to Administrator Class shares. Historical performance shown for Institutional Class shares prior to their inception reflects the performance of Class A shares and includes the higher expenses applicable to Class A shares. Historical performance shown for Investor Class shares prior to their inception reflects the performance of Class A shares and has been adjusted to include the higher expenses applicable to Investor Class shares. If these expenses had not been included, returns would have been higher.

[2]	Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.01% in acquired fund fees and expenses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include acquired fund fees and expenses.

[3]	The Adviser has committed through December 31, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 0.84% for Class A, 1.59% for Class B, 1.59% for Class C, 0.72% for Administrator Class, 0.58% for Institutional Class, and 0.85% for Investor Class. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

[4]	The Barclays U.S. Universal Bond Index is an unmanaged market value-weighted performance benchmark for the U.S. dollar-denominated bond market, which includes investment-grade, high yield, and emerging market debt securities with maturities of one year or more. You cannot invest directly in an index.

[5]	The ten largest long-term holdings are calculated based on the value of the securities divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[6]	Amounts are calculated based on the total long-term investments of the Fund. These percentages are subject to change and may have changed since the date specified.

6	Wells Fargo Advantage Income Plus Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from September 1, 2014 to February 28, 2015.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 9-1-2014	Ending account value 2-28-2015	Expenses paid during the period¹	Net annualized expense ratio
Class A
Actual	$1,000.00	$1,023.42	$4.21	0.84%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.63	$4.21	0.84%
Class B
Actual	$1,000.00	$1,020.23	$7.96	1.59%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.91	$7.95	1.59%
Class C
Actual	$1,000.00	$1,020.38	$7.97	1.59%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.91	$7.95	1.59%
Administrator Class
Actual	$1,000.00	$1,023.98	$3.61	0.72%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.22	$3.61	0.72%
Institutional Class
Actual	$1,000.00	$1,025.49	$2.91	0.58%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.92	$2.91	0.58%
Investor Class
Actual	$1,000.00	$1,024.14	$4.27	0.85%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.58	$4.26	0.85%

[1]	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—February 28, 2015 (unaudited)	Wells Fargo Advantage Income Plus Fund	7

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities: 29.96%
FHLB Series VN-2015 Class A	5.46%	11-27-2015	$717,974	$742,176
FHLMC ±	1.90	1-1-2036	76,892	79,983
FHLMC %%	3.50	3-1-2045	12,585,000	13,167,548
FHLMC %%	4.00	3-1-2045	6,310,000	6,746,771
FHLMC	5.00	6-1-2036	666,238	738,241
FHLMC	5.00	8-1-2040	681,603	759,967
FHLMC	5.50	10-1-2017	246,617	259,208
FHLMC	5.50	8-1-2038	151,711	169,181
FHLMC	5.50	12-1-2038	1,331,940	1,487,340
FHLMC	5.50	6-1-2040	1,764,290	1,970,139
FHLMC	7.50	5-1-2038	3,894	4,066
FHLMC	8.00	2-1-2030	447	497
FHLMC Series 2013-K28 Class B ±144A	3.49	6-25-2046	1,970,000	2,011,234
FHLMC Series 2013-K30 Class B ±144A	3.56	6-25-2045	2,515,000	2,545,703
FHLMC Series 2013-K32 Class B ±144A	3.54	10-25-2046	1,875,000	1,918,204
FHLMC Series 2640 Class G	4.50	7-15-2018	815,615	848,575
FHLMC Series 3774 Class AB	3.50	12-15-2020	469,458	489,032
FHLMC Series K020 Class X1 ±(c)	1.46	5-25-2022	14,379,068	1,221,631
FHLMC Series T-42 Class A5	7.50	2-25-2042	2,364,447	2,755,034
FHLMC Series T-57 Class 2A1 ±	3.26	7-25-2043	73,755	76,490
FHLMC Series T-59 Class 2A1 ±	2.93	10-25-2043	68,756	71,602
FNMA ±	2.25	8-1-2036	113,572	121,275
FNMA ±	2.36	9-1-2036	59,251	63,929
FNMA ±	2.40	1-1-2036	255,662	275,659
FNMA	2.75	10-1-2022	2,250,000	2,303,418
FNMA %%	3.00	3-1-2030	3,355,000	3,512,397
FNMA %%	3.00	3-1-2045	25,520,000	25,995,509
FNMA	3.27	7-1-2022	1,293,504	1,370,827
FNMA %%	3.50	3-1-2030	4,945,000	5,243,376
FNMA %%	3.50	3-1-2045	18,915,000	19,822,330
FNMA	3.95	9-1-2021	433,805	476,846
FNMA	4.00	9-1-2024	229,105	242,413
FNMA %%	4.00	3-1-2030	2,570,000	2,718,136
FNMA %%	4.00	3-1-2045	10,230,000	10,938,108
FNMA	4.26	4-1-2021	2,845,617	3,171,883
FNMA	4.39	1-1-2020	1,561,971	1,725,977
FNMA	4.50	1-1-2026	3,345,000	3,514,733
FNMA %%	4.50	3-1-2045	15,790,000	17,159,290
FNMA	5.00	1-1-2024	279,806	303,676
FNMA	5.00	2-1-2036	66,076	73,518
FNMA	5.00	6-1-2040	219,938	245,401
FNMA	5.00	8-1-2040	4,230,723	4,723,330
FNMA	5.50	11-1-2023	140,733	152,805
FNMA	5.50	8-1-2034	228,700	258,538
FNMA	5.50	2-1-2035	68,828	77,762
FNMA	5.50	8-1-2038	808,739	922,396
FNMA	5.50	8-1-2038	342,930	385,448
FNMA	6.00	10-1-2037	1,211,177	1,379,143
FNMA	6.00	11-1-2037	102,191	116,213
FNMA %%	6.00	3-1-2045	795,000	904,111

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Advantage Income Plus Fund	Portfolio of investments—February 28, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA	6.50%	7-1-2036	$21,637	$24,741
FNMA	6.50	7-1-2036	57,442	65,684
FNMA	6.50	11-1-2036	14,029	16,042
FNMA	6.50	7-1-2037	1,745,584	2,112,941
FNMA	7.00	12-1-2022	526,471	576,939
FNMA	7.00	7-1-2036	34,803	41,318
FNMA	7.00	11-1-2037	20,699	23,108
FNMA	7.50	5-1-2038	2,058	2,099
FNMA Series 2002-T12 Class A3	7.50	5-25-2042	9,317	11,125
FNMA Series 2003-W08 Class 4A ±	3.18	11-25-2042	194,371	202,161
FNMA Series 2003-W14 Class 2A ±	2.24	6-25-2045	161,854	166,804
FNMA Series 2003-W14 Class 2A ±	3.48	1-25-2043	101,580	103,392
FNMA Series 2004-W11 Class 1A3	7.00	5-25-2044	1,992,934	2,362,003
FNMA Series 2004-W15 Class 1A3	7.00	8-25-2044	1,359,206	1,571,355
GNMA	4.00	1-20-2045	4,131,585	4,410,978
GNMA	5.00	7-20-2040	1,741,328	1,948,293
GNMA	7.50	12-15-2029	802	919
GNMA Series 2008-22 Class XM ±(c)	0.60	2-16-2050	3,347,700	111,857
GNMA Series 2008-86 Class D	5.46	6-16-2040	3,102,896	3,271,780

Total Agency Securities (Cost $159,502,230)				163,284,608

Asset-Backed Securities: 0.85%
CVS Pass-Through Trust First Lien	6.04	12-10-2028	1,451,553	1,707,443
GE Equipment Transportation LLC Series 2015-1 Class A2%%	0.89	11-24-2017	840,000	839,910
Volkswagen Auto Lease Trust Series 2015-A Class A2A %%	0.98	6-20-2017	2,080,000	2,079,990

Total Asset-Backed Securities (Cost $4,361,913)				4,627,343

Corporate Bonds and Notes: 26.84%

Consumer Discretionary: 4.49%

Auto Components: 0.77%
Delphi Corporation	5.00	2-15-2023	1,025,000	1,103,156
Lear Corporation	5.38	3-15-2024	1,320,000	1,359,600
TRW Automotive Incorporated 144A	4.50	3-1-2021	1,750,000	1,767,500

				4,230,256

Automobiles: 0.42%
Ford Motor Company	7.45	7-16-2031	1,645,000	2,299,690

Diversified Consumer Services: 0.69%
ERAC USA Finance LLC 144A	4.50	2-15-2045	1,950,000	1,977,193
Service Corporation International	8.00	11-15-2021	1,500,000	1,770,000

				3,747,193

Hotels, Restaurants & Leisure: 0.05%
Agua Caliente Band of Cahuilla Indians 144A	6.44	10-1-2016	298,000	287,922

Household Durables: 0.31%
Toll Brothers Finance Corporation	4.38	4-15-2023	1,655,000	1,671,550

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2015 (unaudited)	Wells Fargo Advantage Income Plus Fund	9

Security name	Interest rate	Maturity date	Principal	Value

Internet & Catalog Retail: 0.19%
Amazon.com Incorporated	4.95%	12-5-2044	$955,000	$1,026,925

Media: 1.58%
CBS Corporation	7.88	7-30-2030	775,000	1,096,706
CCOH Safari LLC	5.75	12-1-2024	1,530,000	1,583,550
DISH DBS Corporation	5.13	5-1-2020	1,290,000	1,301,288
Gannett Company Incorporated 144A	5.50	9-15-2024	1,405,000	1,461,200
News America Incorporated	7.85	3-1-2039	1,180,000	1,769,200
Sirius XM Radio Incorporated 144A	6.00	7-15-2024	1,320,000	1,402,500

				8,614,444

Specialty Retail: 0.48%
L Brands Incorporated	6.63	4-1-2021	1,020,000	1,170,450
Sally Beauty Holdings Incorporated	5.75	6-1-2022	1,360,000	1,441,600

				2,612,050

Consumer Staples: 0.57%

Beverages: 0.26%
Constellation Brands Incorporated	4.25	5-1-2023	1,385,000	1,436,938

Food & Staples Retailing: 0.31%
Walgreens Boots Alliance Incorporated	4.80	11-18-2044	1,530,000	1,664,571

Energy: 2.78%

Energy Equipment & Services: 0.26%
SESI LLC	7.13	12-15-2021	1,410,000	1,413,525

Oil, Gas & Consumable Fuels: 2.52%
Chesapeake Energy Corporation	4.88	4-15-2022	1,545,000	1,525,688
Concho Resources Incorporated	5.50	4-1-2023	820,000	848,700
Continental Resources Incorporated	4.50	4-15-2023	1,300,000	1,268,942
DCP Midstream LLC 144A	5.35	3-15-2020	1,330,000	1,310,825
Energy Transfer Equity LP	7.50	10-15-2020	1,200,000	1,374,000
Enterprise Products Operating LLC	5.10	2-15-2045	1,135,000	1,292,050
Kinder Morgan Energy Partners LP	5.50	3-1-2044	1,070,000	1,143,189
Marathon Petroleum Corporation	4.75	9-15-2044	630,000	643,027
Newfield Exploration Company	5.63	7-1-2024	325,000	338,813
Newfield Exploration Company	6.88	2-1-2020	1,300,000	1,335,750
Phillips 66 Partners LP	3.61	2-15-2025	1,300,000	1,305,953
Sabine Pass Liquefaction LLC	5.63	4-15-2023	1,300,000	1,329,250

				13,716,187

Financials: 10.12%

Banks: 2.70%
Australia and New Zealand Banking Group Limited 144A	2.40	11-23-2016	3,320,000	3,396,340
Bank of America Corporation	6.50	8-1-2016	2,300,000	2,465,940
Bank of America Corporation	7.63	6-1-2019	2,480,000	2,996,363
CBA Capital Trust II ±144A	6.02	3-29-2049	1,300,000	1,345,500
CIT Group Incorporated	5.38	5-15-2020	1,650,000	1,773,750

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Income Plus Fund	Portfolio of investments—February 28, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Banks (continued)
JPMorgan Chase & Company Series Q ±	5.15%	12-29-2049	$1,620,000	$1,587,600
PNC Financial Services Group Incorporated ±	4.48	5-29-2049	1,165,000	1,167,913

				14,733,406

Capital Markets: 1.40%
Affiliated Managers Group Incorporated	3.50	8-1-2025	2,440,000	2,428,586
Blackstone Holdings Finance Company LLC 144A	5.88	3-15-2021	1,110,000	1,297,975
Lazard Group LLC	3.75	2-13-2025	2,625,000	2,602,541
Morgan Stanley	4.35	9-8-2026	1,260,000	1,313,474

				7,642,576

Consumer Finance: 1.25%
Ally Financial Incorporated	8.00	3-15-2020	913,000	1,093,318
General Motors Financial Company Incorporated	4.25	5-15-2023	1,350,000	1,414,125
HSBC Finance Corporation	6.68	1-15-2021	2,185,000	2,612,157
Navient Corporation	8.00	3-25-2020	1,425,000	1,658,344

				6,777,944

Diversified Financial Services: 1.39%
Daimler Finance North America LLC %%144A	2.25	3-2-2020	3,375,000	3,387,231
General Electric Capital Corporation ±	6.38	11-15-2067	2,200,000	2,392,940
Moody’s Corporation	4.88	2-15-2024	1,595,000	1,779,183

				7,559,354

Insurance: 2.66%
Allstate Corporation ±	5.75	8-15-2053	1,635,000	1,767,435
Endurance Specialty Holdings Limited	7.00	7-15-2034	1,520,000	1,926,276
National Life Insurance Company of Vermont 144A	10.50	9-15-2039	1,315,000	2,110,429
Platinum Underwriters Finance Incorporated Series B	7.50	6-1-2017	1,730,000	1,923,084
Protective Life Corporation	8.45	10-15-2039	1,855,000	2,803,224
Prudential Financial Incorporated ±	8.88	6-15-2068	1,645,000	1,946,652
ZFS Finance (USA) Trust II ±144A	6.45	12-15-2065	1,920,000	2,016,960

				14,494,060

Real Estate Management & Development: 0.18%
CBRE Services Incorporated	5.00	3-15-2023	940,000	987,000

REITs: 0.54%
American Tower Corporation	7.00	10-15-2017	1,455,000	1,641,055
Crown Castle International Corporation	5.25	1-15-2023	1,250,000	1,318,750

				2,959,805

Health Care: 1.31%

Health Care Equipment & Supplies: 0.38%
Medtronic Incorporated 144A	4.63	3-15-2045	1,825,000	2,064,971

Health Care Providers & Services: 0.91%
Fresenius Medical Care Holdings Incorporated 144A	5.88	1-31-2022	1,435,000	1,610,788
HCA Incorporated	6.50	2-15-2020	1,450,000	1,649,375

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2015 (unaudited)	Wells Fargo Advantage Income Plus Fund	11

Security name	Interest rate	Maturity date	Principal	Value

Health Care Providers & Services (continued)
Tenet Healthcare Corporation	6.00%	10-1-2020	$1,575,000	$1,714,781

				4,974,944

Pharmaceuticals: 0.02%
Teva Pharmaceutical Finance Company LLC	6.15	2-1-2036	67,000	85,498

Industrials: 2.23%

Aerospace & Defense: 0.36%
DigitalGlobe Incorporated 144A	5.25	2-1-2021	635,000	615,950
Huntington Ingalls Industries Incorporated 144A	5.00	12-15-2021	1,250,000	1,310,938

				1,926,888

Building Products: 0.21%
Masco Corporation	5.95	3-15-2022	1,030,000	1,156,175

Commercial Services & Supplies: 0.12%
The ADT Corporation	3.50	7-15-2022	730,000	669,775

Professional Services: 0.59%
FTI Consulting Incorporated	6.75	10-1-2020	1,055,000	1,114,344
Verisk Analytics Incorporated	5.80	5-1-2021	1,810,000	2,071,826

				3,186,170

Trading Companies & Distributors: 0.95%
Air Lease Corporation	4.25	9-15-2024	1,270,000	1,308,100
Ashtead Capital Incorporated 144A	6.50	7-15-2022	790,000	859,125
International Lease Finance Corporation	8.25	12-15-2020	1,190,000	1,478,575
United Rentals North America Incorporated	5.75	11-15-2024	1,460,000	1,546,855

				5,192,655

Information Technology: 2.13%

Communications Equipment: 0.28%
Motorola Solutions Incorporated	4.00	9-1-2024	1,465,000	1,517,835

Electronic Equipment, Instruments & Components: 0.77%
Arrow Electronics Incorporated %%	4.00	4-1-2025	2,410,000	2,398,225
Corning Incorporated	7.25	8-15-2036	1,417,000	1,835,508

				4,233,733

Semiconductors & Semiconductor Equipment: 0.81%
KLA-Tencor Corporation	4.65	11-1-2024	2,800,000	2,957,472
Micron Technology Incorporated	5.88	2-15-2022	1,385,000	1,462,906

				4,420,378

Software: 0.27%
Activision Blizzard Incorporated 144A	5.63	9-15-2021	1,370,000	1,465,900

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Income Plus Fund	Portfolio of investments—February 28, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Materials: 0.97%

Chemicals: 0.30%
W.R. Grace & Company 144A«	5.63%	10-1-2024	$1,520,000	$1,634,000

Containers & Packaging: 0.25%
Owens-Brockway Glass Container Incorporated 144A	5.00	1-15-2022	1,310,000	1,359,125

Metals & Mining: 0.29%
Steel Dynamics Incorporated	6.38	8-15-2022	1,465,000	1,571,213

Paper & Forest Products: 0.13%
International Paper Company	7.30	11-15-2039	540,000	726,342

Telecommunication Services: 1.41%

Diversified Telecommunication Services: 0.69%
CenturyLink Incorporated	5.63	4-1-2020	1,375,000	1,471,250
Frontier Communications Corporation	6.25	9-15-2021	880,000	902,000
Verizon Communications Incorporated	6.55	9-15-2043	1,080,000	1,421,120

				3,794,370

Wireless Telecommunication Services: 0.72%
SBA Tower Trust 144A	3.72	4-15-2048	1,820,000	1,857,326
Sprint Corporation	7.88	9-15-2023	860,000	887,950
T-Mobile USA Incorporated	6.63	4-1-2023	1,105,000	1,174,063

				3,919,339

Utilities: 0.83%

Independent Power & Renewable Electricity Producers: 0.83%
Calpine Corporation 144A	5.88	1-15-2024	1,275,000	1,383,375
Harper Lake Solar Funding Corporation 144A	7.65	12-31-2018	1,110,914	1,222,474
NRG Energy Incorporated	7.63	1-15-2018	800,000	888,000
The AES Corporation	5.50	3-15-2024	1,010,000	1,025,150
				4,518,999

Total Corporate Bonds and Notes (Cost $137,959,163)				146,293,706

Municipal Obligations: 2.14%

California: 0.71%
California Build America Bonds Stem Cell Research and Cures Series A (GO)	4.99	4-1-2039	1,505,000	1,602,404
San Jose CA Series B (Airport Revenue, AGM Insured)	6.60	3-1-2041	2,000,000	2,293,780

				3,896,184

Illinois: 0.13%
Chicago IL Series B (GO)	6.31	1-1-2044	675,000	709,148

Michigan: 0.39%
Michigan Finance Authority Local Government Loan Program Project Series E (Lease Revenue)	7.19	11-1-2022	1,915,000	2,139,572

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2015 (unaudited)	Wells Fargo Advantage Income Plus Fund	13

Security name	Interest rate	Maturity date	Principal	Value

Puerto Rico: 0.37%
Puerto Rico Commonwealth Government Development Bank Refunding Bond (Miscellaneous Revenue, National Insured) ±	4.75%	12-1-2015	$2,005,000	$2,010,113

Texas: 0.36%
North Texas Tollway Authority Build America Bonds Sub Lien Series B-2 (Transportation Revenue)	8.91	2-1-2030	1,595,000	1,934,895

Washington: 0.18%
Metropolitan Washington DC Airports Authority Dulles Toll Road Revenue Build America Bonds (Transportation Revenue)	7.46	10-1-2046	695,000	992,189

Total Municipal Obligations (Cost $11,066,537)				11,682,101

Non-Agency Mortgage-Backed Securities: 4.07%
Banc of America Commercial Mortgage Securities Incorporated Series 2007-1 Class AMFX ±	5.48	1-15-2049	2,535,000	2,662,832
Bear Stearns Commercial Mortgage Securities Incorporated Series 2005-T20 Class A4A ±	5.14	10-12-2042	2,342,990	2,369,327
Citigroup Commercial Mortgage Trust Series 2015-GC27 Class A5	3.14	2-10-2048	2,315,000	2,345,658
Commercial Mortgage Trust Pass-Through Certificate Series 2005-C6 Class A5A ±	5.12	6-10-2044	1,908,525	1,921,414
Commercial Mortgage Trust Pass-Through Certificate Series 2014-LC17 Class A5	3.92	10-10-2047	1,270,000	1,376,439
Credit Suisse First Boston Commercial Mortgage Trust Series 1998-C2 Class AX ±(c)	0.33	11-15-2030	302,408	953
Financial Asset Securitization Incorporated Series 1997-NAM2 Class B2 (s)	7.88	7-25-2027	45,692	42,499
GAHR Commercial Mortgage Trust Series 2015-NRF Class AFX 144A	3.23	12-15-2019	1,600,000	1,649,076
GE Capital Commercial Mortgage Corporation Series 2005-C3 Class A7A ±	4.97	7-10-2045	2,695,000	2,702,169
JPMorgan Chase Commercial Mortgage Trust Series 2007-LDPX Class AM ±	5.46	1-15-2049	1,980,000	2,057,202
Lehman Brothers UBS Commercial Mortgage Trust Series 2006-C1 Class A4	5.16	2-15-2031	3,449,851	3,518,914
Mach One Trust Commercial Mortgage Backed Series 2004-1 Class X ±144A(c)(i)	0.54	5-28-2040	363,350	3,710
Morgan Stanley Capital I Series 2004-RR2 Class X ±144A(c)	0.58	10-28-2033	217,037	2,470
Morgan Stanley Capital I Series 2005-T19 Class A4A	4.89	6-12-2047	1,498,489	1,504,886

Total Non-Agency Mortgage-Backed Securities (Cost $22,605,098)				22,157,549

U.S. Treasury Securities: 24.07%
U.S. Treasury Bond	2.75	11-15-2042	3,280,000	3,374,556
U.S. Treasury Bond	2.88	5-15-2043	5,370,000	5,664,093
U.S. Treasury Bond	3.00	11-15-2044	3,685,000	3,996,784
U.S. Treasury Bond	4.50	2-15-2036	5,095,000	6,873,073
U.S. Treasury Note	0.25	12-15-2015	11,350,000	11,354,438
U.S. Treasury Note	0.25	5-15-2016	2,975,000	2,971,745
U.S. Treasury Note	0.38	3-15-2015	24,345,000	24,346,899
U.S. Treasury Note	0.38	11-15-2015	5,820,000	5,828,637
U.S. Treasury Note	0.38	3-15-2016	2,250,000	2,251,582
U.S. Treasury Note	0.88	1-31-2018	10,075,000	10,040,362
U.S. Treasury Note	1.00	8-31-2016	11,380,000	11,473,350
U.S. Treasury Note	1.00	5-31-2018	10,335,000	10,296,244
U.S. Treasury Note	1.25	10-31-2018	7,145,000	7,146,672
U.S. Treasury Note	1.38	7-31-2018	4,290,000	4,319,494
U.S. Treasury Note	1.63	12-31-2019	1,690,000	1,700,299
U.S. Treasury Note	2.00	2-15-2025	1,355,000	1,355,106
U.S. Treasury Note	2.25	7-31-2018	17,585,000	18,218,341

Total U.S. Treasury Securities (Cost $128,996,240)				131,211,675

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Income Plus Fund	Portfolio of investments—February 28, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Yankee Corporate Bonds and Notes: 7.60%

Consumer Discretionary: 0.82%

Automobiles: 0.21%
Jaguar Land Rover Automotive plc 144A	5.63%	2-1-2023	$1,065,000	$1,144,875

Media: 0.61%
Myriad International Holdings BV 144A	6.38	7-28-2017	1,445,000	1,567,825
WPP Finance 2010	5.63	11-15-2043	1,470,000	1,771,374
				3,339,199

Consumer Staples: 0.26%

Food Products: 0.26%
BRF SA 144A	3.95	5-22-2023	1,525,000	1,437,923

Energy: 0.92%

Energy Equipment & Services: 0.49%
Ensco plc	4.70	3-15-2021	2,605,000	2,676,093

Oil, Gas & Consumable Fuels: 0.43%
Ecopetrol SA	4.13	1-16-2025	1,860,000	1,770,162
Talisman Energy Incorporated	5.50	5-15-2042	545,000	557,401
				2,327,563

Financials: 2.28%

Banks: 1.79%
BBVA Bancomer SA 144A	4.50	3-10-2016	1,720,000	1,778,480
BPCE SA 144A	5.15	7-21-2024	2,005,000	2,146,367
Nordea Bank AB ±144A	5.50	12-31-2049	1,800,000	1,845,000
Oversea-Chinese Banking Corporation Limited ±144A	4.00	10-15-2024	2,505,000	2,589,930
Royal Bank of Scotland Group plc	5.13	5-28-2024	1,295,000	1,371,665
				9,731,442

Capital Markets: 0.49%
Macquarie Group Limited 144A	6.00	1-14-2020	2,365,000	2,683,258

Health Care: 0.58%

Pharmaceuticals: 0.58%
Actavis Funding SCS	4.85	6-15-2044	1,255,000	1,291,519
Perrigo Company plc	5.30	11-15-2043	1,635,000	1,848,990
				3,140,509

Information Technology: 0.59%

Internet Software & Services: 0.19%
Tencent Holdings Limited 144A	3.38	5-2-2019	1,000,000	1,026,850

Technology Hardware, Storage & Peripherals: 0.40%
Seagate HDD (Cayman) 144A	4.75	1-1-2025	2,075,000	2,197,000

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2015 (unaudited)	Wells Fargo Advantage Income Plus Fund	15

Security name	Interest rate	Maturity date	Principal	Value

Materials: 0.88%

Chemicals: 0.57%
Agrium Incorporated %%	4.13%	3-15-2035	$1,955,000	$1,927,464
Ineos Finance plc 144A	7.50	5-1-2020	1,100,000	1,167,375
				3,094,839

Metals & Mining: 0.31%
ArcelorMittal SA	6.13	6-1-2018	1,565,000	1,693,917

Telecommunication Services: 0.41%

Wireless Telecommunication Services: 0.41%
Globo Communicacoes Participacoes SA 144A	4.88	4-11-2022	2,145,000	2,220,075

Utilities: 0.86%

Electric Utilities: 0.86%
Comision Federal de Electricidad 144A	4.88	1-15-2024	1,635,000	1,720,020
Western Power Distributions Holdings Limited 144A	7.38	12-15-2028	2,265,000	2,964,673
				4,684,693

Total Yankee Corporate Bonds and Notes (Cost $38,791,292)				41,398,236

	Yield		Shares

Short-Term Investments: 24.72%

Investment Companies: 24.58%
Securities Lending Cash Investments, LLC (l)(r)(u)	0.13		1,344,000	1,344,000
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)##	0.10		132,609,569	132,609,569
				133,953,569

			Principal

U.S. Treasury Securities: 0.14%
U.S. Treasury Bill (z)#	0.01	3-19-2015	$50,000	50,000
U.S. Treasury Bill (z)#	0.01	3-19-2015	700,000	699,995
				749,995

Total Short-Term Investments (Cost $134,703,561)				134,703,564

Total investments in securities (Cost $637,986,034) *	120.25%	655,358,782
Other assets and liabilities, net	(20.25)	(110,356,870)

Total net assets	100.00%	$545,001,912

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Income Plus Fund	Portfolio of investments—February 28, 2015 (unaudited)

±	Variable rate investment. The rate shown is the rate in effect at period end.

%%	The security is issued on a when-issued basis.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

(c)	Investment in an interest-only security entitles holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. The rate represents the coupon rate.

«	All or a portion of this security is on loan.

(s)	The security is currently in default with regards to scheduled interest and/or principal payments. The Fund has stopped accruing interest on the security.

(i)	Illiquid security

(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

##	All or a portion of this security is segregated for when-issued securities.

(z)	Zero coupon security. The rate represents the current yield to maturity.

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

*	Cost for federal income tax purposes is $638,185,688 and unrealized gains (losses) consists of:

Gross unrealized gains	$18,635,008
Gross unrealized losses	(1,461,914)

Net unrealized gains	$17,173,094

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—February 28, 2015 (unaudited)	Wells Fargo Advantage Income Plus Fund	17

Assets
Investments
In unaffiliated securities (including $1,315,688 of securities loaned), at value (cost $504,032,465)	$521,405,213
In affiliated securities, at value (cost $133,953,569)	133,953,569

Total investments, at value (cost $637,986,034)	655,358,782
Cash	1,699,549
Receivable for investments sold	3,513,411
Principal paydown receivable	11
Receivable for Fund shares sold	1,007,335
Receivable for interest	3,522,059
Receivable for daily variation margin on open futures contracts	104,864
Receivable for securities lending income	330
Prepaid expenses and other assets	188,797

Total assets	665,395,138

Liabilities
Payable for investments purchased	118,177,602
Payable for Fund shares redeemed	458,010
Payable upon receipt of securities loaned	1,344,000
Payable for daily variation margin on open futures contracts	5,625
Advisory fee payable	138,877
Distribution fees payable	13,864
Administration fees payable	85,598
Accrued expenses and other liabilities	169,650

Total liabilities	120,393,226

Total net assets	$545,001,912

NET ASSETS CONSIST OF
Paid-in capital	$548,091,825
Undistributed net investment income	227,634
Accumulated net realized losses on investments	(20,733,916)
Net unrealized gains on investments	17,416,369

Total net assets	$545,001,912

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$188,917,085
Shares outstanding – Class A1	15,231,633
Net asset value per share – Class A	$12.40
Maximum offering price per share – Class A2	$12.98
Net assets – Class B	$592,426
Shares outstanding – Class B1	47,651
Net asset value per share – Class B	$12.43
Net assets – Class C	$22,432,142
Shares outstanding – Class C1	1,809,174
Net asset value per share – Class C	$12.40
Net assets – Administrator Class	$97,252,892
Shares outstanding – Administrator Class[1]	7,853,555
Net asset value per share – Administrator Class	$12.38
Net assets – Institutional Class	$65,728,623
Shares outstanding – Institutional Class[1]	5,294,889
Net asset value per share – Institutional Class	$12.41
Net assets – Investor Class	$170,078,744
Shares outstanding – Investor Class[1]	13,713,672
Net asset value per share – Investor Class	$12.40

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Income Plus Fund	Statement of operations—six months ended February 28, 2015 (unaudited)

Investment income
Interest (net of foreign interest withholding taxes of $1,370)	$6,529,323
Income from affiliated securities	47,495
Securities lending income, net	3,354

Total investment income	6,580,172

Expenses
Advisory fee	1,012,103
Administration fees
Fund level	126,813
Class A	130,269
Class B	539
Class C	18,287
Administrator Class	49,298
Institutional Class	22,801
Investor Class	157,018
Shareholder servicing fees
Class A	203,546
Class B	842
Class C	28,573
Administrator Class	123,246
Investor Class	200,958
Distribution fees
Class B	2,526
Class C	85,720
Custody and accounting fees	18,975
Professional fees	32,015
Registration fees	39,929
Shareholder report expenses	32,868
Trustees’ fees and expenses	5,376
Other fees and expenses	8,001

Total expenses	2,299,703
Less: Fee waivers and/or expense reimbursements	(206,059)

Net expenses	2,093,644

Net investment income	4,486,528

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains on:
Unaffiliated securities	4,899,330
Futures transactions	1,746,307

Net realized gains on investments	6,645,637

Net change in unrealized gains (losses) on:
Unaffiliated securities	1,522,959
Futures transactions	(9,380)

Net change in unrealized gains (losses) on investments	1,513,579

Net realized and unrealized gains (losses) on investments	8,159,216

Net increase in net assets resulting from operations	$12,645,744

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Advantage Income Plus Fund	19

	Six months ended February 28, 2015 (unaudited)		Year ended August 31, 2014

Operations
Net investment income		$4,486,528		$9,774,480
Net realized gains on investments		6,645,637		10,554,149
Net change in unrealized gains (losses) on investments		1,513,579		11,729,731

Net increase in net assets resulting from operations		12,645,744		32,058,360

Distributions to shareholders from
Net investment income
Class A		(1,419,867)		(2,785,204)
Class B		(3,131)		(13,132)
Class C		(108,854)		(338,257)
Administrator Class		(896,890)		(2,257,480)
Institutional Class		(567,082)		(736,477)
Investor Class		(1,401,900)		(3,450,416)
Net realized gains
Class A		(280,520)		0
Class B		(1,076)		0
Class C		(36,727)		0
Administrator Class		(161,370)		0
Institutional Class		(105,379)		0
Investor Class		(272,008)		0

Total distributions to shareholders		(5,254,804)		(9,580,966)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	5,873,680	71,965,084	1,160,901	13,868,244
Class B	3,022	37,000	1,314	15,572
Class C	108,477	1,331,099	121,464	1,456,327
Administrator Class	651,825	7,981,767	1,398,185	16,701,941
Institutional Class	2,750,810	33,573,189	492,530	5,877,370
Investor Class	1,080,278	13,304,553	1,209,453	14,530,064

		128,192,692		52,449,518

Reinvestment of distributions
Class A	125,816	1,542,477	200,967	2,404,891
Class B	319	3,912	1,010	12,092
Class C	8,749	107,109	21,094	252,249
Administrator Class	85,925	1,051,106	186,098	2,223,323
Institutional Class	51,729	635,009	55,722	667,499
Investor Class	127,068	1,556,833	264,594	3,166,726

		4,896,446		8,726,780

Payment for shares redeemed
Class A	(1,363,692)	(16,728,095)	(3,358,614)	(40,016,695)
Class B	(17,093)	(210,090)	(77,587)	(923,855)
Class C	(287,632)	(3,519,334)	(710,658)	(8,466,146)
Administrator Class	(1,205,817)	(14,781,307)	(2,289,649)	(27,320,284)
Institutional Class	(156,812)	(1,924,999)	(574,594)	(6,862,926)
Investor Class	(1,270,020)	(15,557,505)	(2,494,085)	(29,776,812)

		(52,721,330)		(113,366,718)

Net increase (decrease) in net assets resulting from capital share transactions		80,367,808		(52,190,420)

Total increase (decrease) in net assets		87,758,748		(29,713,026)

Net assets
Beginning of period		457,243,164		486,956,190

End of period		$545,001,912		$457,243,164

Undistributed net investment income		$227,634		$138,830

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage Income Plus Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 28, 2015 (unaudited)	Year ended August 31					Year ended May 31, 2010
CLASS A		2014	2013	2012	2011	2010[1]
Net asset value, beginning of period	$12.24	$11.66	$12.57	$12.04	$12.00	$11.59	$10.82
Net investment income	0.11 [2]	0.26	0.25	0.30	0.37 [2]	0.09 [2]	0.37 [2]
Net realized and unrealized gains (losses) on investments	0.17	0.57	(0.51)	0.55	0.18	0.44	0.88

Total from investment operations	0.28	0.83	(0.26)	0.85	0.55	0.53	1.25
Distributions to shareholders from
Net investment income	(0.10)	(0.25)	(0.25)	(0.29)	(0.42)	(0.12)	(0.48)
Net realized gains	(0.02)	0.00	(0.40)	(0.03)	(0.09)	0.00	0.00

Total distributions to shareholders	(0.12)	(0.25)	(0.65)	(0.32)	(0.51)	(0.12)	(0.48)
Net asset value, end of period	$12.40	$12.24	$11.66	$12.57	$12.04	$12.00	$11.59
Total return[3]	2.34%	7.16%	(2.25)%	7.19%	4.76%	4.62%	11.74%
Ratios to average net assets (annualized)
Gross expenses	0.91%	0.93%	0.91%	0.89%	0.88%	0.91%	1.03%
Net expenses	0.84%	0.85%	0.87%	0.88%	0.88%	0.88%	0.90%
Net investment income	1.76%	2.10%	2.00%	2.42%	3.17%	3.07%	3.29%
Supplemental data
Portfolio turnover rate	148%	267%	256%	256%	215%	84%	187%
Net assets, end of period (000s omitted)	$188,917	$129,646	$146,836	$172,577	$163,499	$261,227	$130,382

[1]	For the three months ended August 31, 2010. The Fund changed its fiscal year end from May 31 to August 31, effective August 31, 2010.

[2]	Calculated based upon average shares outstanding

[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Income Plus Fund	21

(For a share outstanding throughout each period)

	Six months ended February 28, 2015 (unaudited)	Year ended August 31					Year ended May 31, 2010
CLASS B		2014	2013	2012	2011	2010[1]
Net asset value, beginning of period	$12.26	$11.68	$12.59	$12.05	$12.01	$11.61	$10.82
Net investment income	0.06 [2]	0.16 [2]	0.15 [2]	0.21 [2]	0.29 [2]	0.07 [2]	0.29 [2]
Net realized and unrealized gains (losses) on investments	0.19	0.57	(0.51)	0.56	0.17	0.43	0.89

Total from investment operations	0.25	0.73	(0.36)	0.77	0.46	0.50	1.18
Distributions to shareholders from
Net investment income	(0.06)	(0.15)	(0.15)	(0.20)	(0.33)	(0.10)	(0.39)
Net realized gains	(0.02)	0.00	(0.40)	(0.03)	(0.09)	0.00	0.00

Total distributions to shareholders	(0.08)	(0.15)	(0.55)	(0.23)	(0.42)	(0.10)	(0.39)
Net asset value, end of period	$12.43	$12.26	$11.68	$12.59	$12.05	$12.01	$11.61
Total return[3]	2.02%	6.30%	(3.00)%	6.45%	3.97%	4.31%	11.04%
Ratios to average net assets (annualized)
Gross expenses	1.66%	1.68%	1.66%	1.63%	1.63%	1.65%	1.78%
Net expenses	1.59%	1.60%	1.62%	1.62%	1.63%	1.62%	1.65%
Net investment income	1.01%	1.35%	1.24%	1.71%	2.40%	2.33%	2.54%
Supplemental data
Portfolio turnover rate	148%	267%	256%	256%	215%	84%	187%
Net assets, end of period (000s omitted)	$592	$753	$1,597	$2,823	$4,054	$6,140	$1,839

[1]	For the three months ended August 31, 2010. The Fund changed its fiscal year end from May 31 to August 31, effective August 31, 2010.

[2]	Calculated based upon average shares outstanding

[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Advantage Income Plus Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 28, 2015 (unaudited)	Year ended August 31					Year ended May 31, 2010
CLASS C		2014	2013	2012	2011	2010[1]
Net asset value, beginning of period	$12.23	$11.65	$12.56	$12.03	$12.00	$11.59	$10.82
Net investment income	0.06	0.16	0.15	0.21	0.29 [2]	0.07 [2]	0.29 [2]
Net realized and unrealized gains (losses) on investments	0.19	0.58	(0.51)	0.55	0.16	0.44	0.88

Total from investment operations	0.25	0.74	(0.36)	0.76	0.45	0.51	1.17
Distributions to shareholders from
Net investment income	(0.06)	(0.16)	(0.15)	(0.20)	(0.33)	(0.10)	(0.40)
Net realized gains	(0.02)	0.00	(0.40)	(0.03)	(0.09)	0.00	0.00

Total distributions to shareholders	(0.08)	(0.16)	(0.55)	(0.23)	(0.42)	(0.10)	(0.40)
Net asset value, end of period	$12.40	$12.23	$11.65	$12.56	$12.03	$12.00	$11.59
Total return[3]	2.04%	6.35%	(3.00)%	6.40%	3.92%	4.42%	10.93%
Ratios to average net assets (annualized)
Gross expenses	1.66%	1.68%	1.66%	1.64%	1.63%	1.66%	1.78%
Net expenses	1.59%	1.60%	1.62%	1.63%	1.63%	1.63%	1.65%
Net investment income	1.01%	1.35%	1.24%	1.65%	2.41%	2.32%	2.53%
Supplemental data
Portfolio turnover rate	148%	267%	256%	256%	215%	84%	187%
Net assets, end of period (000s omitted)	$22,432	$24,212	$29,692	$41,259	$30,364	$30,253	$14,533

[1]	For the three months ended August 31, 2010. The Fund changed its fiscal year end from May 31 to August 31, effective August 31, 2010.

[2]	Calculated based upon average shares outstanding

[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Income Plus Fund	23

(For a share outstanding throughout each period)

	Six months ended February 28, 2015 (unaudited)	Year ended August 31
ADMINISTRATOR CLASS		2014	2013	2012	2011	2010[1]
Net asset value, beginning of period	$12.22	$11.64	$12.55	$12.02	$12.00	$11.87
Net investment income	0.11	0.27 [2]	0.26 [2]	0.33	0.39 [2]	0.03 [2]
Net realized and unrealized gains (losses) on investments	0.18	0.57	(0.51)	0.54	0.16	0.14

Total from investment operations	0.29	0.84	(0.25)	0.87	0.55	0.17
Distributions to shareholders from
Net investment income	(0.11)	(0.26)	(0.26)	(0.31)	(0.44)	(0.04)
Net realized gains	(0.02)	0.00	(0.40)	(0.03)	(0.09)	0.00

Total distributions to shareholders	(0.13)	(0.26)	(0.66)	(0.34)	(0.53)	(0.04)
Net asset value, end of period	$12.38	$12.22	$11.64	$12.55	$12.02	$12.00
Total return[3]	2.40%	7.31%	(2.11)%	7.37%	4.82%	1.43%
Ratios to average net assets (annualized)
Gross expenses	0.85%	0.87%	0.85%	0.83%	0.82%	0.86%
Net expenses	0.72%	0.72%	0.72%	0.73%	0.75%	0.86%
Net investment income	1.88%	2.24%	2.14%	2.53%	3.29%	3.31%
Supplemental data
Portfolio turnover rate	148%	267%	256%	256%	215%	84%
Net assets, end of period (000s omitted)	$97,253	$101,653	$105,094	$162,067	$90,063	$10

[1]	For the period from July 30, 2010 (commencement of class operations) to August 31, 2010

[2]	Calculated based upon average shares outstanding

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

24	Wells Fargo Advantage Income Plus Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 28, 2015 (unaudited)	Year ended August 31					Year ended May 31, 2010
INSTITUTIONAL CLASS		2014	2013	2012	2011	2010[1]
Net asset value, beginning of period	$12.24	$11.67	$12.57	$12.03	$12.00	$11.60	$10.82
Net investment income	0.12 [2]	0.28	0.27 [2]	0.34	0.41 [2]	0.10 [2]	0.41 [2]
Net realized and unrealized gains (losses) on investments	0.19	0.57	(0.49)	0.56	0.17	0.43	0.88

Total from investment operations	0.31	0.85	(0.22)	0.90	0.58	0.53	1.29
Distributions to shareholders from
Net investment income	(0.12)	(0.28)	(0.28)	(0.33)	(0.46)	(0.13)	(0.51)
Net realized gains	(0.02)	0.00	(0.40)	(0.03)	(0.09)	0.00	0.00

Total distributions to shareholders	(0.14)	(0.28)	(0.68)	(0.36)	(0.55)	(0.13)	(0.51)
Net asset value, end of period	$12.41	$12.24	$11.67	$12.57	$12.03	$12.00	$11.60
Total return[3]	2.55%	7.36%	(1.89)%	7.62%	5.04%	4.71%	12.06%
Ratios to average net assets (annualized)
Gross expenses	0.58%	0.60%	0.56%	0.56%	0.55%	0.59%	0.68%
Net expenses	0.58%	0.58%	0.56%	0.56%	0.55%	0.56%	0.61%
Net investment income	1.99%	2.38%	2.26%	2.74%	3.53%	3.36%	3.58%
Supplemental data
Portfolio turnover rate	148%	267%	256%	256%	215%	84%	187%
Net assets, end of period (000s omitted)	$65,729	$32,438	$31,221	$161,191	$161,276	$147,102	$112,163

[1]	For the three months ended August 31, 2010. The Fund changed its fiscal year end from May 31 to August 31, effective August 31, 2010.

[2]	Calculated based upon average shares outstanding

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Income Plus Fund	25

(For a share outstanding throughout each period)

	Six months ended February 28, 2015 (unaudited)	Year ended August 31					Year ended May 31, 2010
INVESTOR CLASS		2014	2013	2012	2011	2010[1]
Net asset value, beginning of period	$12.23	$11.66	$12.57	$12.03	$12.00	$11.60	$10.82
Net investment income	0.11	0.25	0.24	0.30	0.37 [2]	0.09 [2]	0.37 [2]
Net realized and unrealized gains (losses) on investments	0.18	0.57	(0.51)	0.56	0.17	0.43	0.88

Total from investment operations	0.29	0.82	(0.27)	0.86	0.54	0.52	1.25
Distributions to shareholders from
Net investment income	(0.10)	(0.25)	(0.24)	(0.29)	(0.42)	(0.12)	(0.47)
Net realized gains	(0.02)	0.00	(0.40)	(0.03)	(0.09)	0.00	0.00

Total distributions to shareholders	(0.12)	(0.25)	(0.64)	(0.32)	(0.51)	(0.12)	(0.47)
Net asset value, end of period	$12.40	$12.23	$11.66	$12.57	$12.03	$12.00	$11.60
Total return[3]	2.41%	7.06%	(2.26)%	7.25%	4.67%	4.52%	11.79%
Ratios to average net assets (annualized)
Gross expenses	0.94%	0.95%	0.93%	0.91%	0.90%	0.97%	1.07%
Net expenses	0.85%	0.86%	0.89%	0.90%	0.90%	0.92%	0.94%
Net investment income	1.75%	2.10%	1.98%	2.40%	3.14%	3.00%	3.25%
Supplemental data
Portfolio turnover rate	148%	267%	256%	256%	215%	84%	187%
Net assets, end of period (000s omitted)	$170,079	$168,541	$172,516	$195,346	$189,051	$198,176	$188,551

[1]	For the three months ended August 31, 2010. The Fund changed its fiscal year end from May 31 to August 31, effective August 31, 2010.

[2]	Calculated based upon average shares outstanding

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

26	Wells Fargo Advantage Income Plus Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services—Investment Companies. These financial statements report on the Wells Fargo Advantage Income Plus Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued at net asset value when available.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

Notes to financial statements (unaudited)	Wells Fargo Advantage Income Plus Fund	27

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statement of Operations.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income are paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

28	Wells Fargo Advantage Income Plus Fund	Notes to financial statements (unaudited)

As of August 31, 2014, the Fund had capital loss carryforwards available to offset future net realized capital gains in the amount of $27,081,872 with $16,809,059 expiring in 2016 and $10,272,813 expiring in 2017.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of February 28, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Agency securities	$0	$163,284,608	$0	$163,284,608

Asset-backed securities	0	4,627,343	0	4,627,343

Corporate bonds and notes	0	146,293,706	0	146,293,706

Municipal obligations	0	11,682,101	0	11,682,101

Non-agency mortgage-backed securities	0	22,157,549	0	22,157,549

U.S. Treasury securities	131,211,675	0	0	131,211,675

Yankee corporate bonds and notes	0	41,398,236	0	41,398,236

Short-term investments
Investment companies	132,609,569	1,344,000	0	133,953,569
U.S. Treasury securities	699,995	50,000	0	749,995
	264,521,239	390,837,543	0	655,358,782

Futures contracts	104,864	0	0	104,864
Total assets	$264,626,103	$390,837,543	$0	$655,463,646
Liabilities

Futures contracts	$5,625	$0	$0	$5,625
Total liabilities	$5,625	$0	$0	$5,625

Futures contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All other assets and liabilities are reported at their market value at measurement date.

Notes to financial statements (unaudited)	Wells Fargo Advantage Income Plus Fund	29

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At February 28, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.40% and declining to 0.30% as the average daily net assets of the Fund increase. For the six months ended February 28, 2015, the advisory fee was equivalent to an annual rate of 0.40% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. WellsCap, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.20% and declining to 0.10% as the average daily net assets of the Fund increase.

Administration fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Class A, Class B, Class C	0.16%
Administrator Class	0.10
Institutional Class	0.08
Investor Class	0.19

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through December 31, 2015 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.84% for Class A shares, 1.59% for Class B shares, 1.59% for Class C shares, 0.72% for Administrator Class shares, 0.58 % for Institutional Class shares, and 0.85% for Investor Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fees

The Trust has adopted a Distribution Plan for Class B and Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class B and Class C shares. For the six months ended February 28, 2015, Funds Distributor received $1,714 from the sale of Class A shares and $76 and $48 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C, Administrator Class, and Investor Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

30	Wells Fargo Advantage Income Plus Fund	Notes to financial statements (unaudited)

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the six months ended February 28, 2015 were as follows:

Purchases at cost		Sales proceeds
U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
$691,068,398	$90,828,653	$686,765,614	$42,436,985

6. DERIVATIVE TRANSACTIONS

During the six months ended February 28, 2015, the Fund entered into futures contracts to speculate on interest rates and to help manage the duration of the portfolio.

At February 28, 2015, the Fund had long and short futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract value at February 28, 2015	Unrealized gains (losses)
6-19-2015	JPMorgan	79 Long	U.S. Treasury Bonds	$13,294,219	$114,241
6-19-2015	JPMorgan	36 Short	10-Year U.S. Treasury Notes	4,600,688	(16,381)
6-30-2015	JPMorgan	305 Long	5-Year U.S. Treasury Notes	36,380,781	(54,431)
6-30-2015	JPMorgan	261 Long	2-Year U.S. Treasury Notes	57,048,891	192

The Fund had an average notional amount of $91,553,838 and $628,771 in long and short futures contracts, respectively, during the six months ended February 28, 2015.

On February 28, 2015, the cumulative unrealized gains on futures contracts in the amount of $43,621 are reflected in net unrealized gains on investments on the Statement of Assets and Liabilities. The receivable and payable for daily variation margin on open futures contracts reflected in the Statement of Assets and Liabilities only represents the current day’s variation margin. The realized gains and change in unrealized gains (losses) on futures contracts are reflected in the Statement of Operations.

For certain types of derivative transactions, the Fund has entered into International Swaps and Derivatives Association, Inc. master agreements (“ISDA Master Agreements”) or similar agreements with approved counterparties. The ISDA Master Agreements or similar agreements may have requirements to deliver/deposit securities or cash to/with an exchange or broker-dealer as collateral and allows the Fund to offset, with each counterparty, certain derivative financial instrument’s assets and/or liabilities with collateral held or pledged. Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under ISDA Master Agreements or similar agreements, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Portfolio of Investments. With respect to balance sheet offsetting, absent an event of default by the counterparty or a termination of the agreement, the reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities are not offset across transactions between the Fund and the applicable counterparty. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by derivative type, including any collateral exposure, is as follows:

Derivative type	Counterparty	Gross amounts of assets in the Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral received	Net amount of assets
Futures – variation margin	JPMorgan	$104,864	$(5,625)	$0	$99,239
Derivative type	Counterparty	Gross amounts of liabilities in the Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral pledged	Net amount of liabilities
Futures – variation margin	JPMorgan	$5,625	$(5,625)	$0	$0

Notes to financial statements (unaudited)	Wells Fargo Advantage Income Plus Fund	31

7. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds in the Trust) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the six months ended February 28, 2015, the Fund paid $263 in commitment fees.

For the six months ended February 28, 2015, there were no borrowings by the Fund under the agreement.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

9. SUBSEQUENT DISTRIBUTIONS

On March 25, 2015, the Fund declared distributions from net investment income to shareholders of record on March 24, 2015. The per share amounts payable on March 26, 2015 were as follows:

Net investment income
Class A	$0.01762
Class B	0.00944
Class C	0.00952
Administrator Class	0.01892
Institutional Class	0.02020
Investor Class	0.01741

On April 24, 2015, the Fund declared distributions from net investment income to shareholders of record on April 23, 2015. The per share amounts payable on April 27, 2015 were as follows:

Net investment income
Class A	$0.01797
Class B	0.00937
Class C	0.01000
Administrator Class	0.01907
Institutional Class	0.02053
Investor Class	0.01775

These distributions are not reflected in the accompanying financial statements. The final determination of the source of all distributions is subject to change and made after the Fund’s tax year-end.

32	Wells Fargo Advantage Income Plus Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargoadvantagefunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Advantage Income Plus Fund	33

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo Advantage family of funds, which consists of 134 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
William R. Ebsworth (Born 1957)	Trustee, since 2015**	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director at Fidelity Management and Research Company and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. in Boston, Tokyo, and Hong Kong where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Mr. Ebsworth is an Adjunct Lecturer, Finance, at Babson College and a Chartered Financial Analyst.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015**	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior thereto, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Chartered Financial Analyst (inactive), Chair of Taproot Foundation (non-profit organization) and a Board Member of Ruth Bancroft Garden (non-profit organization).	Asset Allocation Trust
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Delux Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy. Mr. Harris is a certified public accountant.	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

34	Wells Fargo Advantage Income Plus Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	William R. Ebsworth and Jane A. Freeman each became a Trustee effective January 1, 2015.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011. Owned and operated a consulting business providing services to various hedge funds including acting as Chief Operating Officer and Chief Compliance Officer for a hedge fund from 2007 to 2008. Chief Operating Officer and Chief Compliance Officer of GMN Capital LLC from 2006 to 2007.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank N.A. from 1996 to 2013.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Senior Vice President of Wells Fargo Funds Management, LLC since 2007 and Chief Compliance Officer from 2007 to 2014. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 73 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 61 funds and Assistant Treasurer of 73 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

List of abbreviations	Wells Fargo Advantage Income Plus Fund	35

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Columbian Peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

This page is intentionally left blank.

For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2015 Wells Fargo Funds Management, LLC. All rights reserved.

232056 04-15 SA219/SAR219 02-15

Wells Fargo Advantage

Short Duration Government Bond Fund

Semi-Annual Report

February 28, 2015

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of February 28, 2015, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Advantage Short Duration Government Bond Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Major central banks continued to inject liquidity into global banks and markets through various accommodative monetary policies, including quantitative easing.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage Short Duration Government Bond Fund for the six-month period that ended February 28, 2015. The period was marked by low interest rates, a large decline in oil prices, and moderate U.S. economic growth. Investment-grade bonds, as measured by the Barclays U.S. Aggregate Bond Index1, returned 2.25% during the period.

Major central banks continued to provide stimulus.

Major central banks continued to inject liquidity into global banks and markets through various accommodative monetary policies, including quantitative easing. In the U.S., the Federal Reserve (Fed) kept its key interest rate near zero in order to support the economy and the financial system. It ended its quantitative easing program in October 2014 and also set expectations for it to begin normalizing monetary policy with higher target ranges for the federal funds rate in 2015.

Meanwhile, European markets continued to benefit from the European Central Bank’s (ECB’s) willingness to maintain low interest rates. In September 2014, the ECB cut its key rate to a historic low of 0.05%. In addition to its targeted longer-term refinancing operations that are designed to increase bank lending, the ECB said it intends to increase the size of its balance sheet, a result of quantitative easing, by buying eurozone government bonds. In Japan, the Bank of Japan maintained an aggressive monetary program aimed at combating deflation.

U.S. economic growth was moderate, and oil prices plummeted.

Economic growth advanced during the reporting period, the unemployment rate ticked lower to 5.5% as of February 2015, and inflation remained below the Fed’s longer-run objective of a 2% pace. The period was also marked by dramatically lower oil prices, which fell from more than $90 per barrel at the end of August 2014 to below $50 per barrel at the end of February 2015. While lower oil prices benefited consumers of oil products, the lower prices pressured companies within the energy sector.

Longer-dated securities and higher-rated credits were top performers.

Ten-year U.S. Treasury rates declined during the period, from 2.35% at end of August 2014 to 2.03% by the end of February 2015, benefiting both from safe-haven status as well as relative attractiveness to global investors. With the U.S. economy the furthest along its business cycle, the level of interest rates in the U.S. and Europe diverged. The 10-year U.S. Treasury yield was 2.03% at the end of February 2015 compared with 0.30% for 10-year German government yields, 173 basis points (bps; 100 bps equals 1.00%) higher. This was largely attributed to the

[1]	The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS, and CMBS. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Advantage Short Duration Government Bond Fund	3

Fed being closer to eventually increasing interest rates while the ECB potentially needs to further increase, rather than scale back, its amount of accommodation. Further, U.S. economic activity was healthier than Europe’s.

Treasury bonds with maturities greater than 20 years returned more than 10% during the six-month period that ended February 28, 2015, according to the Barclays U.S. Aggregate Bond Index. This was due, in part, to strong demand from overseas investors because yields in Europe and Japan were substantially lower than U.S. yields. In addition, because the dollar strengthened, the returns from Treasuries were even higher for foreign-domiciled investors. Longer-maturity debt across all sectors outperformed shorter-dated securities.

Investment-grade corporate bonds returned 2.29% during the six-month reporting period, according to the Barclays U.S. Aggregate Bond Index, and AAA-rated2 bonds had higher returns than BBB-rated bonds. Lower-rated credits, including high yield, underperformed as oil prices fell dramatically. Not only were many energy and mining companies negatively affected, but investor trepidation about weak global growth caused investment-grade spreads to modestly widen while high-yield spreads widened substantially.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Advantage Funds offers more than 100 mutual funds and other investments spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future.

[2]	The ratings indicated are from Standard & Poor’s, Moody’s Investors Service, and/or Fitch Ratings Ltd. Standard & Poor’s rates the creditworthiness of bonds from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Moody’s rates the creditworthiness of bonds from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Fitch rates the creditworthiness of bonds from AAA (highest) to D (lowest).

4	Wells Fargo Advantage Short Duration Government Bond Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks to provide current income consistent with capital preservation.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Troy Ludgood

Thomas O’Connor, CFA

Average annual total returns1 (%) as of February 28, 2015

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (MSDAX)	3-11-1996	(1.42)	0.98	2.76	0.59	1.39	2.97	0.79	0.78
Class B (MSDBX)*	5-31-2002	(3.06)	0.77	2.66	(0.06)	0.77	2.66	1.54	1.53
Class C (MSDCX)	5-31-2002	(1.06)	0.63	2.20	(0.06)	0.63	2.20	1.54	1.53
Class R6 (MSDRX)	11-30-2012	–	–	–	1.01	1.83	3.42	0.42	0.37
Administrator Class (MNSGX)	12-18-1992	–	–	–	0.87	1.60	3.22	0.73	0.60
Institutional Class (WSGIX)	4-8-2005	–	–	–	1.06	1.79	3.40	0.46	0.42
Barclays 1-3 Year U.S. Government Index[4]	–	–	–	–	0.69	0.97	2.68	–	–
*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 2.00%. For Class B shares, the maximum contingent deferred sales charge is 3.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R6, Administrator Class, and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest-rate changes and their impact on the fund and its share price can be sudden and unpredictable. Securities issued by U.S. government agencies or government-sponsored entities may not be guaranteed by the U.S. Treasury. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to mortgage- and asset-backed securities risk. Consult the Fund’s prospectus for additional information on these and other risks. The U.S. government guarantee applies to certain underlying securities and not to shares of the Fund.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage Short Duration Government Bond Fund	5

Ten largest long-term holdings[5] (%) as of February 28, 2015
U.S. Treasury Note, 0.63%, 7-15-2016	9.88
U.S. Treasury Note, 0.63%, 12-31-2016	8.67
U.S. Treasury Note 0.50%, 1-31-2017	7.10
U.S. Treasury Note, 0.50%, 2-28-2017	4.79
U.S. Treasury Note, 0.50%, 8-31-2016	4.48
U.S. Treasury Note, 0.88%, 10-15-2017	2.42
FHLMC Series 4327 Class A, 4.00%, 2-15-2040	2.02
U.S. Treasury Note, 0.38%, 10-31-2016	1.94
U.S. Treasury Note, 1.00%, 2-15-2018	1.70
U.S. Treasury Note, 1.00%, 9-15-2017	1.64

Portfolio allocation[6] as of February 28, 2015

[1]	Historical performance shown for Class R6 shares prior to their inception reflects the performance of Institutional Class shares and includes the higher expenses applicable to Institutional Class shares. If these expenses had not been included, returns would be higher. Historical performance shown for Institutional Class shares prior to their inception reflects the performance of Administrator Class shares and includes the higher expenses applicable to Administrator Class shares. If these expenses had not been included, returns would be higher.

[2]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]	The Adviser has committed through December 31, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amounts shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

[4]	The Barclays 1-3 Year U.S. Government Index is composed of all publicly issued, nonconvertible domestic debt of the U.S. government and its agencies. The index also includes corporate debt guaranteed by the U.S. government. Only notes and bonds with a minimum maturity of one year up to a maximum maturity of 2.9 years are included. You cannot invest directly in an index.

[5]	The ten largest long-term holdings are calculated based on the value of the securities divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[6]	Amounts are calculated based on the total long-term investments of the Fund. These percentages are subject to change and may have changed since the date specified.

6	Wells Fargo Advantage Short Duration Government Bond Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from September 1, 2014 to February 28, 2015.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 9-1-2014	Ending account value 2-28-2015	Expenses paid during the period[1]	Net annualized expense ratio
Class A
Actual	$1,000.00	$1,004.23	$3.88	0.78%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.93	$3.91	0.78%
Class B
Actual	$1,000.00	$1,000.51	$7.59	1.53%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.21	$7.65	1.53%
Class C
Actual	$1,000.00	$1,000.51	$7.59	1.53%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.21	$7.65	1.53%
Class R6
Actual	$1,000.00	$1,006.27	$1.84	0.37%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.96	$1.86	0.37%
Administrator Class
Actual	$1,000.00	$1,005.12	$2.98	0.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.82	$3.01	0.60%
Institutional Class
Actual	$1,000.00	$1,006.02	$2.09	0.42%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.71	$2.11	0.42%

[1]	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—February 28, 2015 (unaudited)	Wells Fargo Advantage Short Duration Government Bond Fund	7

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities: 34.53%
FHLMC ±	2.32%	8-1-2044	$8,630,586	$8,824,847
FHLMC ±	2.51	9-1-2043	5,413,198	5,567,018
FHLMC ±	2.58	12-1-2041	1,726,559	1,793,587
FHLMC ±	3.11	8-1-2041	5,022,386	5,330,718
FHLMC ±	3.26	10-1-2041	4,139,176	4,392,744
FHLMC	3.50	7-1-2028	4,024,041	4,312,573
FHLMC	3.50	2-1-2029	10,163,257	10,887,489
FHLMC	3.50	9-1-2029	2,728,085	2,924,115
FHLMC	3.50	10-1-2029	2,125,369	2,278,320
FHLMC	3.50	11-1-2029	19,135,278	20,482,162
FHLMC	3.50	12-1-2029	2,536,811	2,719,630
FHLMC	3.50	1-1-2030	8,647,832	9,272,736
FHLMC	3.50	2-1-2030	926,572	993,243
FHLMC	3.50	2-1-2030	1,479,000	1,585,849
FHLMC ±	3.64	6-1-2041	7,102,355	7,557,413
FHLMC ±	3.69	10-1-2041	4,747,043	5,060,941
FHLMC	4.00	6-1-2031	4,097,907	4,426,475
FHLMC	4.00	4-1-2032	1,843,373	1,988,278
FHLMC	4.00	11-15-2039	5,449,316	5,857,356
FHLMC	4.50	8-1-2018	5,221,309	5,479,917
FHLMC	4.50	10-1-2018	2,794,110	2,932,501
FHLMC	4.50	9-1-2024	3,179,335	3,434,161
FHLMC	4.50	12-1-2024	1,103,504	1,191,539
FHLMC	4.50	7-1-2025	2,329,452	2,514,990
FHLMC	4.50	6-1-2026	1,125,379	1,215,188
FHLMC	4.50	7-1-2026	1,387,368	1,497,518
FHLMC	4.50	8-1-2026	651,592	702,387
FHLMC	4.50	4-1-2031	3,054,331	3,328,660
FHLMC	4.50	7-1-2032	1,957,670	2,130,347
FHLMC	5.50	12-15-2039	12,388,080	13,959,731
FHLMC	5.50	7-1-2041	1,686,880	1,943,648
FHLMC ±	5.89	7-1-2038	5,067,084	5,432,700
FHLMC ±	5.92	10-1-2038	435,425	465,289
FHLMC	6.00	5-15-2039	3,807,141	4,312,668
FHLMC ±	6.07	6-1-2037	1,176,860	1,262,091
FHLMC	6.50	11-1-2037	751,487	856,536
FHLMC	6.50	12-1-2038	1,169,644	1,340,902
FHLMC	7.00	3-25-2044	2,048,226	2,578,345
FHLMC Series 2638 Class MJ	5.00	7-15-2033	3,836,256	4,254,983
FHLMC Series 2744 Class JH	5.00	2-15-2034	2,927,000	3,228,484
FHLMC Series 2762 Class LY	5.00	3-15-2034	1,716,305	1,903,147
FHLMC Series 3574 Class D	5.00	9-15-2039	2,016,097	2,209,399
FHLMC Series 4227 Class AB	3.50	10-15-2037	7,594,630	7,933,936
FHLMC Series 4327 Class A	4.00	2-15-2040	23,634,384	25,520,716
FHLMC Series 4382 Class AB	3.00	7-15-2040	8,548,786	8,870,255
FHLMC Series T-57 Class 1A3	7.50	7-25-2043	389,900	468,497
FHLMC Series T-59 Class 1A3	7.50	10-25-2043	168,290	204,697
FHLMC Series T-60 Class 1A3	7.50	3-25-2044	61,377	73,981
FHLMC Structured Pass-Through Securities Series T-51 Class 2A ±	7.50	8-25-2042	1,786,400	2,150,921
FHLMC Structured Pass-Through Securities Series T-55 Class 1A2	7.00	3-25-2043	534,116	595,414

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Advantage Short Duration Government Bond Fund	Portfolio of investments—February 28, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA ±	2.25%	11-1-2042	$8,834,356	$9,033,702
FNMA ±	2.30	5-1-2042	4,495,821	4,624,871
FNMA ±	2.34	5-1-2042	6,355,834	6,543,624
FNMA ±	2.34	10-1-2043	3,047,793	3,120,949
FNMA ±	2.50	10-1-2043	4,894,765	5,038,984
FNMA (a)	2.55	4-1-2045	2,760,000	2,816,239
FNMA (a)	2.60	3-1-2045	2,760,000	2,824,756
FNMA ±	2.66	12-1-2041	7,179,572	7,493,950
FNMA ±	2.66	11-1-2044	8,651,874	8,908,355
FNMA ±	3.04	10-1-2041	933,538	993,514
FNMA ±	3.23	11-1-2041	4,438,398	4,705,210
FNMA ±	3.29	6-1-2041	1,912,601	2,034,421
FNMA	3.50	11-1-2029	2,793,973	2,993,587
FNMA	3.50	2-1-2030	882,000	943,685
FNMA	3.50	2-1-2030	2,210,000	2,368,705
FNMA	3.50	2-1-2030	1,976,000	2,114,221
FNMA	3.50	2-1-2030	2,047,000	2,194,011
FNMA	3.50	2-1-2030	773,000	828,513
FNMA	3.50	2-1-2030	1,672,000	1,792,080
FNMA	3.50	3-1-2030	1,459,000	1,563,717
FNMA	4.00	9-1-2025	1,726,755	1,845,849
FNMA	4.00	12-1-2025	3,513,483	3,749,088
FNMA	4.00	6-1-2026	11,952,858	12,811,482
FNMA	4.00	8-1-2030	5,503,503	5,915,249
FNMA	4.00	4-1-2032	1,360,688	1,483,939
FNMA	4.00	8-1-2032	1,391,175	1,513,449
FNMA	4.00	3-1-2033	8,085,512	8,717,991
FNMA	4.50	6-1-2025	2,535,024	2,732,327
FNMA	4.50	2-1-2026	758,195	794,772
FNMA	4.50	10-1-2026	8,581,241	9,244,624
FNMA	4.50	12-1-2031	6,085,347	6,608,655
FNMA	5.00	2-1-2023	5,179,656	5,573,104
FNMA	5.00	5-1-2023	967,634	1,049,031
FNMA	5.00	8-1-2030	1,197,045	1,333,284
FNMA	5.50	12-1-2033	2,439,798	2,791,255
FNMA	5.50	9-1-2039	1,124,731	1,294,413
FNMA	6.00	3-25-2035	1,076,872	1,142,735
FNMA	7.50	7-1-2032	262,890	301,815
FNMA Grantor Trust Series 2000-T6 Class A1	7.50	6-25-2030	609,922	702,613
FNMA Grantor Trust Series 2001-T16 Class A2	7.00	7-25-2042	368,249	439,073
FNMA Grantor Trust Series 2001-T3 Class A1	7.50	11-25-2040	681,852	797,265
FNMA Series 1999-T2 Class A1 ±	7.50	1-19-2039	397,194	440,286
FNMA Series 2001-T4 Class A1	7.50	7-25-2041	92,235	110,337
FNMA Series 2001-W03 Class A ±	6.92	9-25-2041	626,570	716,345
FNMA Series 2002-14 Class A2	7.00	1-25-2042	680,204	789,586
FNMA Series 2002-14 Class A2	7.50	1-25-2042	1,458,478	1,744,380
FNMA Series 2002-26 Class A2	7.50	1-25-2048	561,489	679,600
FNMA Series 2002-26 Class A1	7.00	1-25-2048	877,965	1,028,218
FNMA Series 2002-33 Class A2	7.50	6-25-2032	201,860	237,559
FNMA Series 2002-90 Class A1	6.50	6-25-2042	26,203	29,853

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2015 (unaudited)	Wells Fargo Advantage Short Duration Government Bond Fund	9

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA Series 2002-T12 Class A3	7.50%	5-25-2042	$3,219,629	$3,844,748
FNMA Series 2002-W1 Class 2A ±	6.50	2-25-2042	538,893	630,383
FNMA Series 2002-W6 Class 2A1 ±	6.42	6-25-2042	11,150	12,863
FNMA Series 2002-W8 Class A3	7.50	6-25-2042	112,674	131,341
FNMA Series 2003-63 Class GB	4.00	7-25-2033	4,086,229	4,340,707
FNMA Series 2003-W1 Class 2A ±	6.53	12-25-2042	283,444	329,949
FNMA Series 2003-W2 Class 1A1	6.50	7-25-2042	162,823	188,434
FNMA Series 2003-W4 Class 4A ±	7.00	10-25-2042	684,304	785,997
FNMA Series 2004-W02 Class 5A	7.50	3-25-2044	119,999	138,211
FNMA Series 2004-W11 Class 1A2	6.50	5-25-2044	4,646,271	5,498,560
FNMA Series 2004-W14 Class 2A	7.50	7-25-2044	139,237	162,505
FNMA Series 2004-W8 Class 3A	7.50	6-25-2044	1,139,145	1,336,829
FNMA Series 2004-W9 Class 1A3	6.05	2-25-2044	3,911,519	4,392,374
FNMA Series 2004-W9 Class 2A3	7.50	2-25-2044	776,096	890,630
FNMA Series 2005-W1 Class 1A4	7.50	10-25-2044	351,595	421,293
FNMA Series 2005-W3 Class 1A	7.50	3-25-2045	214,626	256,274
FNMA Series 2009-14 Class A	7.00	6-25-2035	1,508,071	1,750,947
FNMA Series 2010-98 Class EA	4.00	9-25-2030	2,618,037	2,806,894
FNMA Series 2011-46 Class BA	4.00	4-25-2037	11,470,045	12,023,257
FNMA Series 2011-M2 Class A1	2.02	4-25-2021	2,976,159	3,020,542
FNMA Series 2012-28 Class PT	4.00	3-25-2042	1,323,289	1,400,772
FNMA Series 2012-65 Class HJ	5.00	7-25-2040	9,476,328	10,451,670
FNMA Series 2013-103 Class H	4.50	3-25-2038	6,235,664	6,802,698
GNMA	5.50	3-15-2033	1,435,331	1,652,579
GNMA Series 2001-53 Class PB	6.50	11-20-2031	3,336,000	3,871,778

Total Agency Securities (Cost $435,670,295)				436,946,548

Asset-Backed Securities: 12.50%
Ally Master Owner Trust Series 2014-5 Class A1 ±	0.66	10-15-2019	8,868,000	8,868,000
Ally Master Owner Trust Series 2015-2 Class A1 ±	0.74	1-15-2021	4,386,000	4,387,632
American Express Issuance Trust II Series 2013-2 Class A ±	0.59	5-17-2021	7,020,000	7,040,695
American Express Issuance Trust II Series 2013-2 Class A ±	0.60	8-15-2019	5,323,000	5,344,452
Avis Budget Rental Car Funding LLC Series 2012-3A Class A 144A	2.10	3-20-2019	8,934,000	8,976,794
Bank of America Credit Card Trust Series 2014-A3 Class A ±	0.46	1-15-2020	1,986,000	1,985,043
California Republic Auto Receivables Trust Series 2013-2 Class A2	1.23	3-15-2019	4,323,091	4,334,249
California Republic Auto Receivables Trust Series 2014-1 Class A4	1.48	8-15-2019	3,136,000	3,137,408
California Republic Auto Receivables Trust Series 2014-2 Class A3	0.91	8-15-2018	3,253,000	3,250,287
California Republic Auto Receivables Trust Series 2014-2 Class A4	1.57	12-16-2019	3,579,000	3,580,274
California Republic Auto Receivables Trust Series 2014-3 Class A4	1.79	3-16-2020	3,179,000	3,191,131
Capital Auto Receivables Asset Trust Series 2013-1 Class A3	0.79	6-20-2017	5,028,000	5,025,873
Capital Auto Receivables Asset Trust Series 2014-1 Class A3	1.32	6-20-2018	7,875,000	7,899,806
Capital Auto Receivables Asset Trust Series 2014-2 Class A4	1.62	10-22-2018	3,186,000	3,195,924
Capital Auto Receivables Asset Trust Series 2014-3 Class A4	1.83	4-22-2019	3,144,000	3,146,694
Capital Auto Receivables Asset Trust Series 2015-1 Class A4	1.86	10-21-2019	2,433,000	2,425,098
Chase Issuance Trust Series 2013-A9 Class A ±	0.59	11-16-2020	2,940,000	2,942,193
Discover Card Execution Note Trust Series 2014-A1 Class A1 ±	0.60	7-15-2021	8,014,000	8,023,545
Ford Credit Floorplan Master Owner Trust Series 2015-1 Class A2 ±	0.57	1-15-2020	1,989,000	1,989,370
GE Capital Credit Card Master Note Trust Series 2012-3 Class A ±	0.62	3-15-2020	10,572,000	10,583,227
Navient Student Loan Trust Series 2014-8 Class A2 ±	0.61	4-25-2023	8,384,000	8,387,848

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Short Duration Government Bond Fund	Portfolio of investments—February 28, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Asset-Backed Securities (continued)
Navient Student Loan Trust Series 2014-CTA Class A 144A±	0.87%	9-16-2024	$10,413,603	$10,391,120
Nelnet Student Loan Trust Series 2004-4 Class A5 ±	0.42	1-25-2037	4,096,513	4,049,260
Nelnet Student Loan Trust Series 2006-2 Class A4 ±	0.34	10-26-2026	3,044,620	3,041,688
SLC Student Loan Trust Series 2007-2 Class A2 ±	0.66	5-15-2028	973,421	972,177
SLC Student Loan Trust Series 2010-1 Class A ±	1.14	11-25-2042	1,912,468	1,933,700
SLM Student Loan Trust Series 2002-6 Class A4 ±	0.42	3-15-2019	626,022	626,073
SLM Student Loan Trust Series 2003-6 Class A4 ±	0.44	12-17-2018	406,568	406,496
SLM Student Loan Trust Series 2005-6 Class A5 ±	1.46	7-27-2026	1,427,370	1,445,365
SLM Student Loan Trust Series 2010-1 Class A ±	0.57	3-25-2025	4,406,537	4,399,394
SLM Student Loan Trust Series 2010-A Class 2A 144A±	3.42	5-16-2044	4,646,848	4,912,266
SLM Student Loan Trust Series 2010-A Class1A 144A±	3.20	5-16-2044	3,608,068	3,731,615
SLM Student Loan Trust Series 2011-C Class A2A 144A±	3.42	10-17-2044	1,882,000	2,024,601
SLM Student Loan Trust Series 2012-B Class A2 144A	3.48	10-15-2030	3,197,000	3,322,374
SLM Student Loan Trust Series 2012-E Class A2 144A±	1.92	6-15-2045	3,636,000	3,738,928
SLM Student Loan Trust Series 2013-C Class A2B 144A±	1.57	10-15-2031	1,071,000	1,084,043
SLM Student Loan Trust Series 2014-A Class A2B 144A±	1.31	1-15-2026	4,304,000	4,321,470

Total Asset-Backed Securities (Cost $158,010,306)				158,116,113

Non-Agency Mortgage-Backed Securities: 4.78%
CFCRE Commercial Mortgage Trust Series 2011-C2 Class A1	1.56	12-15-2047	363,284	363,716
Commercial Mortgage Trust Series 2012-LC4 Class A2	2.26	12-10-2044	4,352,000	4,427,316
Commercial Mortgage Trust Series 2013-CR6 Class A1	0.72	3-10-2046	2,740,350	2,721,729
DBUBS Mortgage Trust Series 2011 Class C2 144A	3.53	7-10-2044	986,805	1,030,708
DBUBS Mortgage Trust Series 2011-LC3A Class A1	2.24	8-10-2044	1,141,609	1,148,261
GS Mortgage Securities Trust Series 2010-C1 Class A1 144A	3.68	8-10-2043	1,915,559	1,985,370
GS Mortgage Securities Trust Series 2010-C2 Class A1 144A	3.85	12-10-2043	7,307,723	7,473,513
GS Mortgage Securities Trust Series 2011-GC3 Class A2 144A	3.65	3-10-2044	8,827,103	8,994,050
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2010-C1 Class A2 144A	4.61	6-15-2043	2,478,000	2,629,203
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2010-C2 Class A2 144A	3.62	11-15-2043	2,259,000	2,370,760
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2010-CNTR Class A1 144A	3.30	8-5-2032	1,626,816	1,682,274
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2011-C3 Class A2 144A	3.67	2-15-2046	5,516,780	5,675,497
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2011-C5 Class A2	3.15	8-15-2046	800,664	823,241
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2012-CBX Class A3	3.14	6-15-2045	2,973,556	3,074,436
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2012-LC9 Class A2	1.68	12-15-2047	3,876,000	3,896,016
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C6 Class A2	1.87	11-15-2045	6,091,000	6,151,581
Morgan Stanley Capital I Trust Series 2011-C2 Class A3 144A	4.21	6-15-2044	705,000	759,763
Morgan Stanley Dean Witter Capital I Series 2011-C3 Class A2	3.22	7-15-2049	5,185,764	5,338,000

Total Non-Agency Mortgage-Backed Securities (Cost $61,705,269)				60,545,434

U.S. Treasury Securities: 48.21%
U.S. Treasury Note	0.25	2-29-2016	16,935,000	16,931,037
U.S. Treasury Note	0.38	10-31-2016	24,615,000	24,553,463
U.S. Treasury Note	0.50	6-30-2016	18,086,000	18,111,429
U.S. Treasury Note	0.50	8-31-2016	56,673,000	56,717,262

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2015 (unaudited)	Wells Fargo Advantage Short Duration Government Bond Fund	11

Security name	Interest rate	Maturity date	Principal	Value

U.S. Treasury Securities (continued)
U.S. Treasury Note ##	0.50%	9-30-2016	$13,865,000	$13,868,791
U.S. Treasury Note	0.50	1-31-2017	90,012,000	89,829,186
U.S. Treasury Note %%	0.50	2-28-2017	60,713,000	60,565,953
U.S. Treasury Note	0.63	7-15-2016	124,632,000	124,992,311
U.S. Treasury Note	0.63	8-15-2016	16,262,000	16,305,192
U.S. Treasury Note	0.63	12-31-2016	109,558,000	109,643,565
U.S. Treasury Note	0.88	10-15-2017	30,698,000	30,674,025
U.S. Treasury Note	0.88	1-15-2018	5,625,000	5,607,861
U.S. Treasury Note	1.00	9-15-2017	20,691,000	20,760,501
U.S. Treasury Note	1.00	2-15-2018	21,469,000	21,467,325

Total U.S. Treasury Securities (Cost $609,737,713)				610,027,901

	Yield		Shares
Short-Term Investments: 3.93%

Investment Companies: 3.93%
Wells Fargo Advantage Government Money Market Fund, Institutional Class ##(l)(u)	0.01		49,711,816	49,711,816

Total Short-Term Investments (Cost $49,711,816)				49,711,816

Total investments in securities (Cost $1,314,835,399) *	103.95%	1,315,347,812
Other assets and liabilities, net	(3.95)	(49,996,354)

Total net assets	100.00%	$1,265,351,458

±	Variable rate investment. The rate shown is the rate in effect at period end.

(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

##	All or a portion of this security is segregated for when-issued securities.

%%	The security is issued on a when-issued basis.

(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $1,315,363,220 and unrealized gains (losses) consists of:

Gross unrealized gains	$3,146,354
Gross unrealized losses	(3,161,762)

Net unrealized losses	$(15,408)

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Short Duration Government Bond Fund	Statement of assets and liabilities—February 28, 2015 (unaudited)

Assets
Investments
In unaffiliated securities, at value (cost $1,265,123,583)	$1,265,635,996
In affiliated securities, at value (cost $49,711,816)	49,711,816

Total investments, at value (cost $1,314,835,399)	1,315,347,812
Cash	179,406
Receivable for investments sold	47,547,847
Principal paydown receivable	858,629
Receivable for Fund shares sold	414,116
Receivable for interest	2,495,174
Prepaid expenses and other assets	17,234

Total assets	1,366,860,218

Liabilities
Dividends payable	114,772
Payable for investments purchased	99,359,747
Payable for Fund shares redeemed	1,478,332
Advisory fee payable	260,587
Distribution fees payable	22,069
Administration fees payable	142,207
Accrued expenses and other liabilities	131,046

Total liabilities	101,508,760

Total net assets	$1,265,351,458

NET ASSETS CONSIST OF
Paid-in capital	$1,303,311,669
Overdistributed net investment income	(2,522,072)
Accumulated net realized losses on investments	(35,950,552)
Net unrealized gains on investments	512,413

Total net assets	$1,265,351,458

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$90,581,719
Shares outstanding – Class A1	8,991,201
Net asset value per share – Class A	$10.07
Maximum offering price per share – Class A2	$10.28
Net assets – Class B	$163,627
Shares outstanding – Class B1	16,229
Net asset value per share – Class B	$10.08
Net assets – Class C	$36,076,997
Shares outstanding – Class C1	3,575,263
Net asset value per share – Class C	$10.09
Net assets – Class R6	$47,558,282
Shares outstanding – Class R6[1]	4,706,603
Net assets – Class R6	$10.10
Net assets – Administrator Class	$186,290,344
Shares outstanding – Administrator Class[1]	18,462,004
Net asset value per share – Administrator Class	$10.09
Net assets – Institutional Class	$904,680,489
Shares outstanding – Institutional Class[1]	89,674,999
Net asset value per share – Institutional Class	$10.09

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/98 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended February 28, 2015 (unaudited)	Wells Fargo Advantage Short Duration Government Bond Fund	13

Investment income
Interest	$8,685,044
Income from affiliated securities	2,425

Total investment income	8,687,469

Expenses
Advisory fee	1,897,848
Administration fees
Fund level	322,523
Class A	78,393
Class B	178
Class C	31,802
Class R6	7,035
Administrator Class	94,148
Institutional Class	366,772
Shareholder servicing fees
Class A	122,489
Class B	278
Class C	49,691
Administrator Class	235,138
Distribution fees
Class B	834
Class C	149,072
Custody and accounting fees	36,765
Professional fees	26,165
Registration fees	43,246
Shareholder report expenses	31,782
Trustees’ fees and expenses	4,795
Other fees and expenses	16,005

Total expenses	3,514,959
Less: Fee waivers and/or expense reimbursements	(250,704)

Net expenses	3,264,255

Net investment income	5,423,214

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investments	2,697,605
Net change in unrealized gains (losses) on investments	(743,396)

Net realized and unrealized gains (losses) on investments	1,954,209

Net increase in net assets resulting from operations	$7,377,423

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Short Duration Government Bond Fund	Statement of changes in net assets

	Six months ended February 28, 2015 (unaudited)		Year ended August 31, 2014

Operations
Net investment income		$5,423,214		$8,479,376
Net realized gains (losses) on investments		2,697,605		(4,014,003)
Net change in unrealized gains (losses) on investments		(743,396)		13,243,893

Net increase (decrease) in net assets resulting from operations		7,377,423		17,709,266

Distributions to shareholders from
Net investment income
Class A		(514,892)		(1,294,991)
Class B		(330)		(2,258)
Class C		(60,291)		(209,312)
Class R6		(342,789)		(380,974)
Administrator Class		(1,160,021)		(2,670,961)
Institutional Class		(6,473,247)		(13,956,138)

Total distributions to shareholders		(8,551,570)		(18,514,634)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	429,571	4,330,941	2,050,091	20,702,596
Class B	4,663	47,021	6,231	62,998
Class C	145,018	1,465,025	299,780	3,033,330
Class R6	1,033,932	10,453,395	6,291,982	63,793,536
Administrator Class	2,041,896	20,616,233	3,637,751	36,805,716
Institutional Class	16,009,760	161,568,643	33,734,906	341,098,630

		198,481,258		465,496,806

Reinvestment of distributions
Class A	46,999	473,806	118,250	1,194,227
Class B	28	284	198	1,999
Class C	5,434	54,871	19,110	193,392
Class R6	33,904	342,789	37,650	380,974
Administrator Class	107,789	1,088,637	243,609	2,464,121
Institutional Class	591,455	5,971,729	1,258,055	12,725,255

		7,932,116		16,959,968

Payment for shares redeemed
Class A	(2,097,582)	(21,140,274)	(4,076,175)	(41,155,799)
Class B	(11,022)	(111,210)	(68,648)	(693,890)
Class C	(973,700)	(9,832,093)	(2,166,936)	(21,918,485)
Class R6	(1,151,209)	(11,641,505)	(1,834,211)	(18,570,451)
Administrator Class	(2,646,164)	(26,708,165)	(8,159,129)	(82,511,132)
Institutional Class	(16,365,574)	(165,121,661)	(49,642,019)	(501,916,330)

		(234,554,908)		(666,766,087)

Net decrease in net assets resulting from capital share transactions		(28,141,534)		(184,309,313)

Total decrease in net assets		(29,315,681)		(185,114,681)

Net assets
Beginning of period		1,294,667,139		1,479,781,820

End of period		$1,265,351,458		$1,294,667,139

Overdistributed net investment income		$(2,522,072)		$606,284

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Short Duration Government Bond Fund	15

(For a share outstanding throughout each period)

	Six months ended February 28, 2015 (unaudited)	Year ended August 31					Year ended May 31, 2010
CLASS A		2014	2013	2012	2011	2010[1]
Net asset value, beginning of period	$10.08	$10.09	$10.35	$10.36	$10.47	$10.41	$10.30
Net investment income	0.03	0.03	0.08 [2]	0.10	0.16	0.05	0.19 [2]
Net realized and unrealized gains (losses) on investments	0.01	0.07	(0.14)	0.09	0.07	0.08	0.20

Total from investment operations	0.04	0.10	(0.06)	0.19	0.23	0.13	0.39
Distributions to shareholders from
Net investment income	(0.05)	(0.11)	(0.20)	(0.20)	(0.25)	(0.07)	(0.28)
Net realized gains	0.00	0.00	0.00	0.00	(0.09)	0.00	0.00

Total distributions to shareholders	(0.05)	(0.11)	(0.20)	(0.20)	(0.34)	(0.07)	(0.28)
Net asset value, end of period	$10.07	$10.08	$10.09	$10.35	$10.36	$10.47	$10.41
Total return[3]	0.42%	1.03%	(0.63)%	1.86%	2.17%	1.23%	3.85%
Ratios to average net assets (annualized)
Gross expenses	0.78%	0.80%	0.82%	0.86%	0.87%	0.86%	0.88%
Net expenses	0.78%	0.78%	0.79%	0.83%	0.83%	0.84%	0.85%
Net investment income	0.56%	0.38%	0.80%	0.98%	1.60%	1.85%	1.86%
Supplemental data
Portfolio turnover rate	273%	408%	324%	399%	485%	135%	501%
Net assets, end of period (000s omitted)	$90,582	$107,005	$126,316	$167,266	$162,719	$181,951	$162,737

[1]	For the three months ended August 31, 2010. The Fund changed its fiscal year end from May 31 to August 31, effective August 31, 2010.

[2]	Calculated based upon average shares outstanding

[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Short Duration Government Bond Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 28, 2015 (unaudited)	Year ended August 31					Year ended May 31, 2010
CLASS B		2014	2013	2012	2011	2010[1]
Net asset value, beginning of period	$10.09	$10.10	$10.36	$10.36	$10.48	$10.42	$10.31
Net investment income (loss)	(0.01)[2]	(0.04)[2]	0.01 [2]	0.03 [2]	0.09	0.03	0.14 [2]
Net realized and unrealized gains (losses) on investments	0.02	0.07	(0.15)	0.10	0.05	0.08	0.18

Total from investment operations	0.01	0.03	(0.14)	0.13	0.14	0.11	0.32
Distributions to shareholders from
Net investment income	(0.02)	(0.04)	(0.12)	(0.13)	(0.17)	(0.05)	(0.21)
Net realized gains	0.00	0.00	0.00	0.00	(0.09)	0.00	0.00

Total distributions to shareholders	(0.02)	(0.04)	(0.12)	(0.13)	(0.26)	(0.05)	(0.21)
Net asset value, end of period	$10.08	$10.09	$10.10	$10.36	$10.36	$10.48	$10.42
Total return[3]	0.05%	0.28%	(1.37)%	1.22%	1.32%	1.04%	3.08%
Ratios to average net assets (annualized)
Gross expenses	1.53%	1.56%	1.58%	1.60%	1.62%	1.62%	1.66%
Net expenses	1.53%	1.53%	1.54%	1.57%	1.58%	1.59%	1.60%
Net investment income (loss)	(0.18)%	(0.37)%	(0.06)%	0.25%	0.85%	1.07%	1.30%
Supplemental data
Portfolio turnover rate	273%	408%	324%	399%	485%	135%	501%
Net assets, end of period (000s omitted)	$164	$228	$856	$1,115	$1,543	$1,548	$1,760

[1]	For the three months ended August 31, 2010. The Fund changed its fiscal year end from May 31 to August 31, effective August 31, 2010.

[2]	Calculated based upon average shares outstanding

[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Short Duration Government Bond Fund	17

(For a share outstanding throughout each period)

	Six months ended February 28, 2015 (unaudited)	Year ended August 31					Year ended May 31, 2010
CLASS C		2014	2013	2012	2011	2010[1]
Net asset value, beginning of period	$10.10	$10.11	$10.37	$10.37	$10.48	$10.43	$10.32
Net investment income (loss)	(0.01)	(0.05)	0.01 [2]	0.03	0.08	0.03	0.11 [2]
Net realized and unrealized gains (losses) on investments	0.02	0.08	(0.15)	0.09	0.07	0.07	0.20

Total from investment operations	0.01	0.03	(0.14)	0.12	0.15	0.10	0.31
Distributions to shareholders from
Net investment income	(0.02)	(0.04)	(0.12)	(0.12)	(0.17)	(0.05)	(0.20)
Net realized gains	0.00	0.00	0.00	0.00	(0.09)	0.00	0.00

Total distributions to shareholders	(0.02)	(0.04)	(0.12)	(0.12)	(0.26)	(0.05)	(0.20)
Net asset value, end of period	$10.09	$10.10	$10.11	$10.37	$10.37	$10.48	$10.43
Total return[3]	0.05%	0.28%	(1.37)%	1.20%	1.41%	0.94%	3.06%
Ratios to average net assets (annualized)
Gross expenses	1.53%	1.55%	1.57%	1.61%	1.62%	1.62%	1.65%
Net expenses	1.53%	1.53%	1.54%	1.58%	1.58%	1.59%	1.60%
Net investment income (loss)	(0.19)%	(0.37)%	0.05%	0.23%	0.85%	1.10%	1.01%
Supplemental data
Portfolio turnover rate	273%	408%	324%	399%	485%	135%	501%
Net assets, end of period (000s omitted)	$36,077	$44,423	$63,126	$78,385	$69,077	$72,124	$65,664

[1]	For the three months ended August 31, 2010. The Fund changed its fiscal year end from May 31 to August 31, effective August 31, 2010.

[2]	Calculated based upon average shares outstanding

[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Short Duration Government Bond Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 28, 2015 (unaudited)	Year ended August 31
CLASS R6		2014	2013[1]
Net asset value, beginning of period	$10.11	$10.13	$10.33
Net investment income	0.05	0.08 [2]	0.13 [2]
Net realized and unrealized gains (losses) on investments	0.01	0.05	(0.15)

Total from investment operations	0.06	0.13	(0.02)
Distributions to shareholders from
Net investment income	(0.07)	(0.15)	(0.18)
Net asset value, end of period	$10.10	$10.11	$10.13
Total return[3]	0.63%	1.35%	(0.17)%
Ratios to average net assets (annualized)
Gross expenses	0.40%	0.41%	0.43%
Net expenses	0.37%	0.37%	0.37%
Net investment income	0.97%	0.76%	0.81%
Supplemental data
Portfolio turnover rate	273%	408%	324%
Net assets, end of period (000s omitted)	$47,558	$48,446	$2,983

[1]	For the period from November 30, 2012 (commencement of class operations) to August 31, 2013

[2]	Calculated based upon average shares outstanding

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Short Duration Government Bond Fund	19

(For a share outstanding throughout each period)

	Six months ended February 28, 2015 (unaudited)	Year ended August 31					Year ended May 31, 2010
ADMINISTRATOR CLASS		2014	2013	2012	2011	2010[1]
Net asset value, beginning of period	$10.10	$10.11	$10.36	$10.37	$10.48	$10.42	$10.32
Net investment income	0.04	0.06 [2]	0.10 [2]	0.13	0.17	0.05	0.22 [2]
Net realized and unrealized gains (losses) on investments	0.01	0.06	(0.13)	0.09	0.08	0.08	0.19

Total from investment operations	0.05	0.12	(0.03)	0.22	0.25	0.13	0.41
Distributions to shareholders from
Net investment income	(0.06)	(0.13)	(0.22)	(0.23)	(0.27)	(0.07)	(0.31)
Net realized gains	0.00	0.00	0.00	0.00	(0.09)	0.00	0.00

Total distributions to shareholders	(0.06)	(0.13)	(0.22)	(0.23)	(0.36)	(0.07)	(0.31)
Net asset value, end of period	$10.09	$10.10	$10.11	$10.36	$10.37	$10.48	$10.42
Total return[3]	0.51%	1.21%	(0.34)%	2.10%	2.41%	1.29%	4.01%
Ratios to average net assets (annualized)
Gross expenses	0.72%	0.74%	0.76%	0.80%	0.80%	0.79%	0.80%
Net expenses	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Net investment income	0.75%	0.56%	0.99%	1.20%	1.84%	2.06%	2.13%
Supplemental data
Portfolio turnover rate	273%	408%	324%	399%	485%	135%	501%
Net assets, end of period (000s omitted)	$186,290	$191,469	$234,808	$285,637	$247,357	$435,363	$505,432

[1]	For the three months ended August 31, 2010. The Fund changed its fiscal year end from May 31 to August 31, effective August 31, 2010.

[2]	Calculated based upon average shares outstanding

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage Short Duration Government Bond Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 28, 2015 (unaudited)	Year ended August 31					Year ended May 31, 2010
INSTITUTIONAL CLASS		2014	2013	2012	2011	2010[1]
Net asset value, beginning of period	$10.10	$10.10	$10.36	$10.37	$10.48	$10.43	$10.32
Net investment income	0.05	0.07	0.12	0.15	0.21	0.06	0.31 [2]
Net realized and unrealized gains (losses) on investments	0.01	0.08	(0.15)	0.09	0.06	0.07	0.13

Total from investment operations	0.06	0.15	(0.03)	0.24	0.27	0.13	0.44
Distributions to shareholders from
Net investment income	(0.07)	(0.15)	(0.23)	(0.25)	(0.29)	(0.08)	(0.33)
Net realized gains	0.00	0.00	0.00	0.00	(0.09)	0.00	0.00

Total distributions to shareholders	(0.07)	(0.15)	(0.23)	(0.25)	(0.38)	(0.08)	(0.33)
Net asset value, end of period	$10.09	$10.10	$10.10	$10.36	$10.37	$10.48	$10.43
Total return[3]	0.60%	1.50%	(0.26)%	2.28%	2.59%	1.24%	4.30%
Ratios to average net assets (annualized)
Gross expenses	0.45%	0.47%	0.49%	0.53%	0.54%	0.53%	0.55%
Net expenses	0.42%	0.42%	0.42%	0.42%	0.42%	0.42%	0.42%
Net investment income	0.93%	0.74%	1.16%	1.39%	1.97%	2.27%	2.98%
Supplemental data
Portfolio turnover rate	273%	408%	324%	399%	485%	135%	501%
Net assets, end of period (000s omitted)	$904,680	$903,096	$1,051,693	$1,157,125	$862,174	$572,274	$489,762

[1]	For the three months ended August 31, 2010. The Fund changed its fiscal year end from May 31 to August 31, effective August 31, 2010.

[2]	Calculated based upon average shares outstanding

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo Advantage Short Duration Government Bond Fund	21

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Advantage Short Duration Government Bond Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

TBA sale commitments

The Fund may enter into To Be Announced (“TBA”) sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or offsetting TBA purchase commitments, which are deliverable on or before the sale commitment date, are held as “cover” for the transaction. Unsettled TBA sale commitments are valued at the current market value of the underlying securities, according to the procedures described under “Securities valuation”. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the TBA sale commitment is

22	Wells Fargo Advantage Short Duration Government Bond Fund	Notes to financial statements (unaudited)

closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss. If the Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of August 31, 2014, the Fund had capital loss carryforwards which consist of $22,628,036 in short-term capital losses and $6,306,407 in long-term capital losses.

As of August 31, 2014, the Fund had $9,437,999 of current year deferred post-October capital losses, which was recognized on the first day of the current fiscal year.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Notes to financial statements (unaudited)	Wells Fargo Advantage Short Duration Government Bond Fund	23

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of February 28, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :

Agency securities	$0	$436,946,548	$0	$436,946,548

Asset-backed securities	0	158,116,113	0	158,116,113

Non-agency mortgage-backed securities	0	60,545,434	0	60,545,434

U.S. Treasury securities	610,027,901	0	0	610,027,901

Short-term investments
Investment companies	49,711,816	0	0	49,711,816
Total assets	$659,739,717	$655,608,095	$0	$1,315,347,812

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At February 28, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.30% and declining to 0.225% as the average daily net assets of the Fund increase. For the six months ended February 28, 2015, the advisory fee was equivalent to an annual rate of 0.29% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.15% and declining to 0.05% as the average daily net assets of the Fund increase.

Administration fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Class A, Class B, Class C	0.16%
Class R6	0.03
Administrator Class	0.10
Institutional Class	0.08

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class

24	Wells Fargo Advantage Short Duration Government Bond Fund	Notes to financial statements (unaudited)

specific expenses. Funds Management has committed through December 31, 2015 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.78% for Class A shares, 1.53% for Class B shares, 1.53% for Class C shares, 0.37% for Class R6 shares, 0.60% for Administrator Class shares, and 0.42% for Institutional Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fees

The Trust has adopted a Distribution Plan for Class B and Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class B and Class C shares. For the six months ended February 28, 2015, Funds Distributor received $723 from the sale of Class A shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C, and Administrator Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the six months ended February 28, 2015 were as follows:

Purchases at cost		Sales proceeds
U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
$3,453,663,044	$112,985,537	$3,425,802,486	$105,711,459

6. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds in the Trust) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the six months ended February 28, 2015, the Fund paid $715 in commitment fees.

For the six months ended February 28, 2015, there were no borrowings by the Fund under the agreement.

7. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

Other information (unaudited)	Wells Fargo Advantage Short Duration Government Bond Fund	25

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargoadvantagefunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

26	Wells Fargo Advantage Short Duration Government Bond Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo Advantage family of funds, which consists of 134 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
William R. Ebsworth (Born 1957)	Trustee, since 2015**	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director at Fidelity Management and Research Company and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. in Boston, Tokyo, and Hong Kong where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Mr. Ebsworth is an Adjunct Lecturer, Finance, at Babson College and a Chartered Financial Analyst.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015**	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior thereto, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Chartered Financial Analyst (inactive), Chair of Taproot Foundation (non-profit organization) and a Board Member of Ruth Bancroft Garden (non-profit organization).	Asset Allocation Trust
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Delux Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy. Mr. Harris is a certified public accountant.	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Advantage Short Duration Government Bond Fund	27

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	William R. Ebsworth and Jane A. Freeman each became a Trustee effective January 1, 2015.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011. Owned and operated a consulting business providing services to various hedge funds including acting as Chief Operating Officer and Chief Compliance Officer for a hedge fund from 2007 to 2008. Chief Operating Officer and Chief Compliance Officer of GMN Capital LLC from 2006 to 2007.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank N.A. from 1996 to 2013.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Senior Vice President of Wells Fargo Funds Management, LLC since 2007 and Chief Compliance Officer from 2007 to 2014. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 73 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 61 funds and Assistant Treasurer of 73 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

28	Wells Fargo Advantage Short Duration Government Bond Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Columbian Peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2015 Wells Fargo Funds Management, LLC. All rights reserved.

232057 04-15 SA220/SAR220 02-15

Wells Fargo Advantage Short-Term Bond Fund

Semi-Annual Report

February 28, 2015

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of February 28, 2015, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Advantage Short-Term Bond Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Major central banks continued to inject liquidity into global banks and markets through various accommodative monetary policies, including quantitative easing.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage Short-Term Bond Fund for the six-month period that ended February 28, 2015. The period was marked by low interest rates, a large decline in oil prices, and moderate U.S. economic growth. Investment-grade bonds, as measured by the Barclays U.S. Aggregate Bond Index1, returned 2.25% during the period.

Major central banks continued to provide stimulus.

Major central banks continued to inject liquidity into global banks and markets through various accommodative monetary policies, including quantitative easing. In the U.S., the Federal Reserve (Fed) kept its key interest rate near zero in order to support the economy and the financial system. It ended its quantitative easing program in October 2014 and also set expectations for it to begin normalizing monetary policy with higher target ranges for the federal funds rate in 2015.

Meanwhile, European markets continued to benefit from the European Central Bank’s (ECB’s) willingness to maintain low interest rates. In September 2014, the ECB cut its key rate to a historic low of 0.05%. In addition to its targeted longer-term refinancing operations that are designed to increase bank lending, the ECB said it intends to increase the size of its balance sheet, a result of quantitative easing, by buying eurozone government bonds. In Japan, the Bank of Japan maintained an aggressive monetary program aimed at combating deflation.

U.S. economic growth was moderate, and oil prices plummeted.

Economic growth advanced during the reporting period, the unemployment rate ticked lower to 5.5% as of February 2015, and inflation remained below the Fed’s longer-run objective of a 2% pace. The period was also marked by dramatically lower oil prices, which fell from more than $90 per barrel at the end of August 2014 to below $50 per barrel at the end of February 2015. While lower oil prices benefited consumers of oil products, the lower prices pressured companies within the energy sector.

Longer-dated securities and higher-rated credits were top performers.

Ten-year U.S. Treasury rates declined during the period, from 2.35% at end of August 2014 to 2.03% by the end of February 2015, benefiting both from safe-haven status as well as relative attractiveness to global investors. With the U.S. economy the furthest along its business cycle, the level of interest rates in the U.S. and Europe diverged. The 10-year U.S. Treasury yield was 2.03% at the end of February 2015 compared with 0.30% for 10-year German government yields, 173 basis points (bps; 100 bps equals 1.00%) higher. This was largely attributed to the Fed being closer to eventually increasing interest rates while the ECB potentially needs to further increase, rather than scale back, its amount of accommodation. Further, U.S. economic activity was healthier than Europe’s.

Treasury bonds with maturities greater than 20 years returned more than 10% during the six-month period that ended February 28, 2015, according to the Barclays U.S. Aggregate Bond Index. This was due, in part, to strong demand from overseas investors because yields in Europe and Japan were substantially lower than U.S. yields. In addition, because the dollar strengthened, the returns from

[1]	The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS, and CMBS. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Advantage Short-Term Bond Fund	3

Treasuries were even higher for foreign-domiciled investors. Longer-maturity debt across all sectors outperformed shorter-dated securities.

Investment-grade corporate bonds returned 2.29% during the six-month reporting period, according to the Barclays U.S. Aggregate Bond Index, and AAA-rated2 bonds had higher returns than BBB-rated bonds. Lower-rated credits, including high yield, underperformed as oil prices fell dramatically. Not only were many energy and mining companies negatively affected, but investor trepidation about weak global growth caused investment-grade spreads to modestly widen while high-yield spreads widened substantially.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Advantage Funds offers more than 100 mutual funds and other investments spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future.

[2]	The ratings indicated are from Standard & Poor’s, Moody’s Investors Service, and/or Fitch Ratings Ltd. Standard & Poor’s rates the creditworthiness of bonds from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Moody’s rates the creditworthiness of bonds from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Fitch rates the creditworthiness of bonds from AAA (highest) to D (lowest).

4	Wells Fargo Advantage Short-Term Bond Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks current income consistent with capital preservation.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Christopher Y. Kauffman, CFA

Jay N. Mueller, CFA

Noah Wise, CFA

Average annual total returns1 (%) as of February 28, 2015

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (SSTVX)	8-31-1999	(1.08)	1.48	2.89	0.94	1.89	3.09	0.81	0.73
Class C (WFSHX)	3-31-2008	(0.81)	1.13	2.31	0.19	1.13	2.31	1.56	1.48
Institutional Class (SSHIX)	8-31-1999	–	–	–	1.24	2.21	3.42	0.48	0.48
Investor Class (SSTBX)	8-31-1987	–	–	–	0.93	1.89	3.06	0.84	0.74
Barclays 1-3 Year Government/Credit Index[4]	–	–	–	–	0.80	1.28	2.91	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 2.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Institutional Class and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest-rate changes and their impact on the Fund and its share price can be sudden and unpredictable. Loans are subject to risks similar to those associated with other below-investment-grade bond investments, such as credit risk (for example, risk of issuer default), below-investment-grade bond risk (for example, risk of greater volatility in value), and risk that the loan may become illiquid or difficult to price. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to foreign investment risk, high-yield securities risk, and mortgage- and asset-backed securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage Short-Term Bond Fund	5

Ten largest long-term holdings[5] (%) as of February 28, 2015
Chase Issuance Trust Series 2012-A5 Class A5, 0.59%, 8-15-2017	0.81
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2014-INN Class A, 1.09%, 6-15-2029	0.74
Nissan Auto Lease Trust Series 2014-B Class A2A, 0.73%, 4-17-2017	0.73
GNMA Series 2012-19 Class A, 1.83%, 3-16-2039	0.70
U.S. Treasury Note, 1.38%, 2-28-2019	0.68
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series D, 0.09%, 11-1-2040	0.67
Volvo Financial Equipment LLC Series 2014-1A Class A2, 0.54%, 11-15-2016	0.66
Murray Street Investment Trust I, 4.65%, 3-9-2017	0.63
Bear Stearns Companies Incorporated, 5.55%, 1-22-2017	0.62
Deutsche Annington Finance BV, 3.20%, 10-2-2017	0.61

Portfolio allocation[6] as of February 28, 2015

[1]	Effective June 20, 2008, Advisor Class was renamed Class A and modified to assume the features and attributes of Class A. Historical performance shown for Class A shares through June 19, 2008, includes Advisor Class expenses. Historical performance shown for Class C shares prior to their inception reflects the performance of Investor Class shares, adjusted to include the higher expenses applicable to Class C shares.

[2]	Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.01% in acquired fund fees and expenses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include acquired fund fees and expenses.

[3]	The Adviser has committed through December 31, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 0.72% for Class A, 1.47% for Class C, 0.48% for Institutional Class, and 0.73% for Investor Class. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

[4]	The Barclays 1-3 Year Government/Credit Index is the one- to three-year component of the Barclays Government/Credit Bond Index which includes securities in the Government and Credit Indices. The Government Index includes Treasuries (that is, public obligations of the U.S. Treasury that have remaining maturities of more than one year) and agencies (that is, publicly issued debt of U.S. Government agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. Government). The Credit Index includes publicly issued U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity, and quality requirements. You cannot invest directly in an index.

[5]	The ten largest long-term holdings are calculated based on the value of the securities divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[6]	Amounts are calculated based on the total long-term investments of the Fund. These percentages are subject to change and may have changed since the date specified.

6	Wells Fargo Advantage Short-Term Bond Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from September 1, 2014 to February 28, 2015.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 9-1-2014	Ending account value 2-28-2015	Expenses paid during the period¹	Net annualized expense ratio
Class A
Actual	$1,000.00	$1,003.76	$3.73	0.75%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.08	$3.76	0.75%
Class C
Actual	$1,000.00	$1,000.05	$7.44	1.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.36	$7.50	1.50%
Institutional Class
Actual	$1,000.00	$1,004.06	$2.29	0.46%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.51	$2.31	0.46%
Investor Class
Actual	$1,000.00	$1,003.72	$3.78	0.76%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.03	$3.81	0.76%

[1]	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—February 28, 2015 (unaudited)	Wells Fargo Advantage Short-Term Bond Fund	7

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities: 12.15%
FDIC Series 2010-R1 Class A 144A	2.18%	5-25-2050	$2,459,808	$2,480,795
FDIC Series 2013-R1 Class A 144A	1.15	3-25-2033	1,676,876	1,665,374
FHLMC ±	2.38	4-1-2032	59,632	63,255
FHLMC ±	2.41	9-1-2031	7,104	7,256
FHLMC ±	2.53	7-1-2029	4,998	5,216
FHLMC ±	2.90	5-1-2026	105,404	111,070
FHLMC	3.00	2-15-2024	1,293,668	1,338,908
FHLMC	3.50	6-15-2038	1,340,789	1,407,074
FHLMC	4.50	5-15-2018	199,268	208,817
FHLMC	4.50	7-15-2022	31,510	31,535
FHLMC	5.00	10-15-2032	416,873	430,756
FHLMC	6.00	10-1-2021	550,546	604,940
FHLMC	8.50	9-1-2017	68,764	71,263
FHLMC	9.00	8-1-2018	55,219	58,239
FHLMC	9.00	6-1-2019	58,105	61,946
FHLMC	9.00	10-1-2019	157,193	171,821
FHLMC	9.50	12-1-2022	119,253	129,689
FHLMC	10.50	1-1-2016	538	545
FHLMC	10.50	11-1-2017	499	538
FHLMC	10.50	8-1-2018	46,971	50,920
FHLMC	10.50	2-1-2019	989	1,100
FHLMC	10.50	4-1-2019	418	454
FHLMC	10.50	5-1-2019	462	513
FHLMC	10.50	6-1-2019	2,482	2,740
FHLMC	10.50	7-1-2019	986	1,101
FHLMC Series 2597 Series AE	5.50	4-15-2033	334,572	367,515
FHLMC Series 2631 Class LC	4.50	6-15-2018	448,775	470,279
FHLMC Series 2642 Class AR	4.50	7-15-2023	461,274	499,016
FHLMC Series 2656 Class BG	5.00	10-15-2032	1,564,818	1,637,953
FHLMC Series 2835 Class NG	5.50	7-15-2033	50,349	50,338
FHLMC Series 2958 Class QD	4.50	4-15-2020	1,505,226	1,571,141
FHLMC Series 3117 Class PL	5.00	8-15-2034	451,275	454,582
FHLMC Series 3656 Class BH	3.00	12-15-2019	1,724,659	1,743,708
FHLMC Series 3778 Class BM	3.50	8-15-2028	607,529	626,908
FHLMC Series 3794 Class LK	3.00	2-15-2024	2,088,929	2,132,005
FHLMC Series 3855 Class HL	3.50	2-15-2026	471,213	489,605
FHLMC Series 3920 Class AB	3.00	9-15-2025	1,222,719	1,262,135
FHLMC Series T-42 Class A6	9.50	2-25-2042	503,691	623,373
FHLMC Series T-57 Class 2A1 ±	3.26	7-25-2043	25,200	26,134
FHLMC Series T-59 Class 2A1 ±	2.93	10-25-2043	1,177,067	1,225,783
FNMA ±	2.31	11-1-2031	68,196	71,661
FNMA	2.73	10-1-2017	3,026,703	3,132,093
FNMA	2.93	12-1-2017	2,360,499	2,456,679
FNMA	3.34	4-1-2016	957,969	978,284
FNMA	3.34	9-1-2017	1,405,410	1,472,394
FNMA	3.50	10-1-2023	1,575,681	1,673,560
FNMA	3.50	11-1-2023	936,357	994,569
FNMA	3.69	6-1-2017	3,336,735	3,525,584
FNMA	3.74	5-1-2018	2,252,774	2,399,539
FNMA	4.00	5-25-2019	384,239	406,227

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Advantage Short-Term Bond Fund	Portfolio of investments—February 28, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA	4.00%	12-15-2024	$608,269	$635,272
FNMA	4.00	6-25-2026	1,436,630	1,535,121
FNMA	4.00	8-25-2037	1,285,452	1,320,760
FNMA	4.44	9-1-2015	1,682,193	1,717,469
FNMA	5.00	1-15-2022	1,646,185	1,742,112
FNMA	5.00	3-25-2034	287,070	290,680
FNMA	5.09	2-1-2016	855,655	876,147
FNMA	5.24	1-1-2018	1,762,204	1,836,125
FNMA	5.50	8-25-2034	2,365,332	2,487,208
FNMA	6.00	4-1-2021	775,899	818,861
FNMA	6.00	3-1-2033	843,555	972,620
FNMA	6.28	11-1-2018	610,876	626,363
FNMA	6.50	8-1-2031	484,100	576,084
FNMA	7.60	8-1-2018	199,829	215,939
FNMA	8.00	4-1-2017	91,298	95,440
FNMA	8.00	9-1-2019	62,932	66,624
FNMA	8.00	9-1-2023	8,483	9,079
FNMA	8.33	7-15-2020	26,640	29,330
FNMA	8.50	7-1-2018	46,044	48,677
FNMA	8.50	2-1-2023	42,377	44,550
FNMA	9.00	2-15-2020	1,160	1,330
FNMA	9.00	11-1-2024	96,859	108,354
FNMA	11.00	10-15-2020	21,637	22,152
FNMA	12.00	3-1-2017	553	555
FNMA Grantor Trust Series 2002-T12 Class A4	9.50	5-25-2042	790,783	989,792
FNMA Series 1989-29 Class Z	10.00	6-25-2019	88,192	98,841
FNMA Series 1989-63 Class Z	9.40	10-25-2019	45,753	49,341
FNMA Series 2002-T1 Class A4	9.50	11-25-2031	68,938	84,187
FNMA Series 2003-15 Class CB	5.00	3-25-2018	900,411	940,065
FNMA Series 2003-41 Class PE	5.50	5-25-2023	1,316,621	1,426,355
FNMA Series 2003-W11 Class A1 ±	3.46	6-25-2033	17,103	17,932
FNMA Series 2003-W6 Class 6A ±	3.09	8-25-2042	1,271,785	1,375,284
FNMA Series 2003-W6 Class PT4 ±	8.82	10-25-2042	108,737	128,872
FNMA Series 2004-90 Class XY	4.00	9-25-2034	847,664	883,948
FNMA Series 2004-W6 Class 1A4	5.50	7-25-2034	310,059	311,254
FNMA Series 2006-48 Class TD	5.50	12-25-2034	384,960	391,311
FNMA Series 2008-53 Class CA	5.00	7-25-2023	1,055,790	1,121,791
FNMA Series 2011-133 Class A	3.50	6-25-2029	1,884,631	1,964,866
FNMA Series 2011-17 Class ED	3.50	7-25-2025	490,883	509,470
FNMA Series 2011-39 Class CA	3.00	5-25-2024	482,146	493,405
FNMA Series 2011-66 Class BE	3.00	3-25-2025	1,103,148	1,131,394
FNMA Series 2011-71 Class DJ	3.00	3-25-2025	2,194,854	2,252,634
FNMA Series G95-2 Class IO ±(c)	10.00	5-25-2020	117,296	5,141
GNMA	4.00	8-16-2023	680,237	714,418
GNMA	4.50	4-20-2035	623,242	661,706
GNMA	8.00	12-15-2023	34,578	40,324
GNMA	9.00	11-15-2017	25,640	27,051
GNMA	9.00	11-15-2024	24,585	28,310
GNMA	10.00	2-20-2018	6,693	7,172
GNMA	12.50	4-15-2019	2,108	2,118

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2015 (unaudited)	Wells Fargo Advantage Short-Term Bond Fund	9

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
GNMA Series 2008-36 Class AN	4.25%	10-16-2022	$641,321	$659,293
GNMA Series 2008-36 Class NA	4.25	10-16-2022	1,349,645	1,386,930
GNMA Series 2010-6 Class EA	4.00	9-16-2023	738,434	768,981
GNMA Series 2010-89 Class DG	3.00	12-20-2035	1,503,841	1,524,443
GNMA Series 2011-82 Class HT	2.00	7-16-2036	339,599	343,428
GNMA Series 2012-19 Class A	1.83	3-16-2039	4,630,058	4,674,562

Total Agency Securities (Cost $79,303,205)				80,288,401

Asset-Backed Securities: 8.09%
ASG Resecuritization Trust Series 2009-4 Class A60 144A	6.00	6-28-2037	329,554	333,451
Chase Issuance Trust Series 2012-A3 Class A3	0.79	6-15-2017	3,945,000	3,949,450
Chase Issuance Trust Series 2012-A5 Class A5	0.59	8-15-2017	5,410,000	5,412,510
Citibank Credit Card Issuance Trust Series 2012-A1 Class A1	0.55	10-10-2017	3,000,000	2,999,940
CNH Equipment Trust Series 2013-C Class A2	0.63	1-17-2017	1,035,662	1,035,895
Ford Credit Auto Lease Trust Series 2014-B Class A2A	0.51	3-15-2017	4,000,000	3,995,404
Ford Credit Auto Owner Trust Series 2014-A Class A2	0.48	11-15-2016	1,705,396	1,705,350
GE Equipment LLC Series 2013-2 Class A2	0.61	6-24-2016	1,231,963	1,232,288
GE Equipment Small Ticket LLC Series 2013-1A Class A2 144A	0.73	1-25-2016	344,287	344,418
GE Equipment Transportation LLC Series 2015-1 Class A2%%	0.89	11-24-2017	1,430,000	1,429,846
Golden National Mortgage Asset-Backed Certificates Series 1998-GN1 Class M2 (s)(i)	8.02	2-25-2027	34,322	34,316
Home Equity Asset Trust Series 2003-6 Class M1 ±	1.22	2-25-2034	1,501,119	1,417,055
Honda Auto Receivables Owner Trust Series 2014-3 Class A2	0.48	12-15-2016	2,400,000	2,398,594
Hyundai Auto Lease Securitization Trust Series 2013-B Class A2 144A	0.75	3-15-2016	1,172,938	1,173,342
Hyundai Auto Lease Securitization Trust Series 2014-A Class A2 144A	0.52	7-15-2016	3,271,955	3,272,599
Hyundai Auto Receivables Trust Series 2013-B Class A3	0.71	9-15-2017	3,674,514	3,677,645
Mercedes-Benz Auto Lease Trust Series 2013-B Class A2	0.53	9-15-2015	37,366	37,365
Mercedes-Benz Auto Lease Trust Series 2014-A Class A2A	0.48	6-15-2016	2,968,455	2,967,508
Nissan Auto Lease Trust Series 2013-B Class A2A	0.57	1-15-2016	600,969	601,064
Nissan Auto Lease Trust Series 2014-B Class A2A	0.73	4-17-2017	4,870,000	4,871,446
Porsche Innovative Lease Owner Pilot Trust Series 2013-1 Class A2 144A	0.54	1-22-2016	463,512	463,556
Susquehanna Auto Receivables Trust Series 2014-1A Class A2 144A	0.58	10-17-2016	2,000,000	1,999,308
Volkswagen Auto Lease Trust Series 2013-A Class A2A	0.63	12-21-2015	203,758	203,770
Volkswagen Auto Lease Trust Series 2015-A Class A2A %%	0.98	6-20-2017	3,520,000	3,519,983
Volvo Financial Equipment LLC Series 2014-1A Class A2 144A	0.54	11-15-2016	4,419,248	4,417,498

Total Asset-Backed Securities (Cost $53,579,651)				53,493,601

Corporate Bonds and Notes: 35.72%

Consumer Discretionary: 3.22%

Automobiles: 1.84%
Ford Motor Company	6.50	8-1-2018	2,667,000	3,045,546
General Motors Financial Company	3.15	1-15-2020	3,000,000	3,031,479
Harley-Davidson Financial Services Incorporated 144A	2.70	3-15-2017	3,000,000	3,087,144
Hyundai Motor Company 144A	4.50	4-15-2015	3,006,000	3,018,258

				12,182,427

Media: 0.89%
Cox Communications Incorporated	5.50	10-1-2015	2,000,000	2,055,178
McGraw-Hill Company Incorporated	5.90	11-15-2017	3,500,000	3,846,318

				5,901,496

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Short-Term Bond Fund	Portfolio of investments—February 28, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Specialty Retail: 0.49%
International Game Technology	7.50%	6-15-2019	$3,000,000	$3,207,693

Consumer Staples: 0.48%

Beverages: 0.16%
Constellation Brands Incorporated	7.25	9-1-2016	1,000,000	1,081,000

Food & Staples Retailing: 0.32%
Tyson Foods Incorporated	6.60	4-1-2016	1,995,000	2,111,847

Energy: 4.19%

Energy Equipment & Services: 0.96%
SESI LLC	6.38	5-1-2019	3,000,000	3,015,000
Spectra Energy Capital Company	6.20	4-15-2018	3,000,000	3,330,198

				6,345,198

Oil, Gas & Consumable Fuels: 3.23%
Boardwalk Pipelines LP	5.88	11-15-2016	1,000,000	1,046,724
Chevron Corporation %%	1.37	3-2-2018	3,170,000	3,169,290
DCP Midstream Operating Company	2.50	12-1-2017	3,000,000	2,913,981
Enterprise Products Operating LLC	5.25	1-31-2020	2,010,000	2,268,301
Kinder Morgan Incorporated	3.05	12-1-2019	3,500,000	3,532,865
Pioneer Natural Resources Company	5.88	7-15-2016	2,940,000	3,111,431
Rockies Express Pipeline LLC 144A	3.90	4-15-2015	3,250,000	3,250,000
Weatherford Bermuda Company	5.50	2-15-2016	2,000,000	2,060,162

				21,352,754

Financials: 15.95%

Banks: 4.49%
Associated Banc Corporation	5.13	3-28-2016	2,000,000	2,080,928
Australia and New Zealand Banking Group Limited 144A	2.40	11-23-2016	3,000,000	3,068,982
Bank of America Corporation	6.50	8-1-2016	3,000,000	3,216,444
Capital One NA	1.65	2-5-2018	3,000,000	2,995,080
Citigroup Incorporated	2.40	2-18-2020	2,000,000	1,991,828
JPMorgan Chase & Company	2.25	1-23-2020	1,500,000	1,491,516
PNC Bank NA	1.50	2-23-2018	3,000,000	3,006,120
Santander Holdings USA	4.63	4-19-2016	2,000,000	2,074,764
UBS AG	5.88	7-15-2016	3,000,000	3,193,482
Union Bank NA	5.95	5-11-2016	3,325,000	3,504,021
US Bancorp NA	3.44	2-1-2016	2,000,000	2,042,426
US Bank NA ±	3.78	4-29-2020	1,006,000	1,010,827

				29,676,418

Capital Markets: 2.15%
Bear Stearns Companies LLC	5.55	1-22-2017	3,875,000	4,161,025
Janus Capital Group Incorporated	6.70	6-15-2017	2,900,000	3,195,113
Lazard Group LLC	6.85	6-15-2017	3,000,000	3,339,291
Merrill Lynch & Company Incorporated	5.30	9-30-2015	1,400,000	1,435,546
Morgan Stanley	1.88	1-5-2018	2,045,000	2,053,550

				14,184,525

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2015 (unaudited)	Wells Fargo Advantage Short-Term Bond Fund	11

Security name	Interest rate	Maturity date	Principal	Value

Consumer Finance: 3.31%
Daimler Finance NA LLC 144A%%	1.65%	3-2-2018	$3,000,000	$3,012,018
Discover Financial Services Company	6.45	6-12-2017	3,000,000	3,295,632
Ford Motor Credit Company	5.63	9-15-2015	1,000,000	1,025,591
Gatx Financial Corporation	5.70	4-15-2015	2,635,000	2,649,627
HSBC Finance Corporation	5.25	4-15-2015	3,000,000	3,016,404
Murray Street Investment Trust I	4.65	3-9-2017	4,000,000	4,250,712
SLM Corporation	3.88	9-10-2015	1,500,000	1,515,000
Toll Brothers Finance Corporation	8.91	10-15-2017	2,710,000	3,130,050

				21,895,034

Diversified Financial Services: 1.14%
Moody’s Corporation	2.75	7-15-2019	3,000,000	3,049,068
Raymond James Financial Incorporated	4.25	4-15-2016	2,000,000	2,080,970
Toll Road Investors Partnership II LP 144A¤	0.00	2-15-2016	2,500,000	2,400,203

				7,530,241

Insurance: 2.89%
Genworth Financial Incorporated	8.63	12-15-2016	2,000,000	2,161,156
Lincoln National Corporation	8.75	7-1-2019	2,426,000	3,040,496
MetLife Insurance Company 144A	7.70	11-1-2015	3,000,000	3,131,250
Prudential Insurance Company 144A	8.10	7-15-2015	3,910,000	4,013,380
Symetra Financial Corporation 144A	6.13	4-1-2016	3,000,000	3,125,781
Unum Group 144A	6.85	11-15-2015	1,533,000	1,594,921
W.R. Berkley Corporation	5.60	5-15-2015	2,000,000	2,019,164

				19,086,148

REITs: 1.97%
American Tower Corporation	4.50	1-15-2018	2,700,000	2,878,929
ARC Properties Operating Partnership LP	2.00	2-6-2017	1,085,000	1,056,821
Digital Realty Trust LP	4.50	7-15-2015	3,000,000	3,012,393
Realty Income Corporation	2.00	1-31-2018	3,000,000	3,017,235
Regency Centers LP	5.25	8-1-2015	3,000,000	3,055,428

				13,020,806

Health Care: 1.01%

Biotechnology: 0.53%
Biogen Idec Incorporated	6.88	3-1-2018	3,045,000	3,509,366

Life Sciences Tools & Services: 0.48%
Life Technologies Corporation	4.40	3-1-2015	3,170,000	3,170,000

Industrials: 3.40%

Airlines: 0.62%
Delta Air Lines Incorporated	4.75	11-7-2021	2,594,504	2,782,605
US Airway 2010-1 Class B Pass-Through Trust	8.50	10-22-2018	1,227,922	1,326,156

				4,108,761

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Short-Term Bond Fund	Portfolio of investments—February 28, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Building Products: 0.02%
Owens Corning Incorporated	6.50%	12-1-2016	$148,000	$159,453

Commercial Services & Supplies: 0.91%
Boardwalk Pipelines LLC	5.20	6-1-2018	2,179,000	2,256,644
Brambles USA Incorporated 144A	3.95	4-1-2015	2,000,000	2,004,400
Penske Truck Leasing Company LP 144A	3.13	5-11-2015	1,740,000	1,747,606

				6,008,650

Machinery: 0.98%
CNH Capital LLC	3.25	2-1-2017	1,760,000	1,773,200
CNH Capital LLC	3.88	11-1-2015	1,145,000	1,152,156
SPX Corporation	6.88	9-1-2017	3,250,000	3,542,500

				6,467,856

Road & Rail: 0.87%
JB Hunt Transportation Services Company	3.38	9-15-2015	3,700,000	3,746,350
Ryder System Incorporated	2.65	3-2-2020	2,000,000	2,011,664

				5,758,014

Information Technology: 2.39%

Electronic Equipment, Instruments & Components: 0.46%
Arrow Electronics Incorporated	3.38	11-1-2015	3,000,000	3,052,278

IT Services: 0.41%
Western Union Company	2.38	12-10-2015	2,700,000	2,726,776

Semiconductors & Semiconductor Equipment: 0.53%
Kla-Tencor Corporation	2.38	11-1-2017	1,365,000	1,384,440
Kla-Tencor Corporation	3.38	11-1-2019	2,000,000	2,074,052

				3,458,492

Software: 0.99%
CDK Global Incorporated 144A	3.30	10-15-2019	3,500,000	3,531,857
Fidelity National Information Services Incorporated	2.00	4-15-2018	2,000,000	2,008,090
Symantec Corporation	2.75	9-15-2015	1,000,000	1,009,149

				6,549,096

Materials: 1.15%

Chemicals: 0.19%
Ecolab Incorporated	1.55	1-12-2018	1,275,000	1,274,012

Construction Materials: 0.50%
Martin Marietta Material ±	1.36	6-30-2017	3,310,000	3,292,646

Metals & Mining: 0.46%
Glencore Funding LLC 144A	1.70	5-27-2016	3,000,000	3,010,674

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2015 (unaudited)	Wells Fargo Advantage Short-Term Bond Fund	13

Security name	Interest rate	Maturity date	Principal	Value

Telecommunication Services: 1.33%

Diversified Telecommunication Services: 1.33%
Clearwire Communications LLC 144A	14.75%	12-1-2016	$2,710,000	$3,252,000
Crown Castle Towers LLC 144A	3.21	8-15-2035	2,650,000	2,674,078
Crown Castle Towers LLC 144A	5.50	1-15-2037	2,695,000	2,840,339

				8,766,417

Utilities: 2.60%

Electric Utilities: 2.60%
Dayton Power & Light Company	1.88	9-15-2016	4,000,000	4,044,068
FPL Group Capital Incorporated	2.60	9-1-2015	3,000,000	3,028,149
Interstate Power & Light Company	3.30	6-15-2015	3,750,000	3,778,954
Monongahela Power Company 144A	5.70	3-15-2017	3,000,000	3,239,670
Progress Energy Incorporated	5.63	1-15-2016	3,000,000	3,124,374

				17,215,215

Total Corporate Bonds and Notes (Cost $235,723,140)				236,103,293

Municipal Obligations: 3.94%

California: 1.27%
California PCFA Waste Management Services Incorporated Series A1 (Resource Recovery Revenue) ±	1.88	4-1-2025	2,000,000	2,002,620
California Public Works Board Lease Series E (Miscellaneous Revenue)	3.68	12-1-2015	2,960,000	3,020,236
San Bernardino County CA Financing Authority (Miscellaneous Revenue, National Insured) ¤	0.00	8-1-2017	3,500,000	3,335,255

				8,358,111

Florida: 0.22%
Village Center Florida Community Development District Utility (Water & Sewer Revenue) 144A	1.60	10-1-2016	1,445,000	1,444,379

Georgia: 0.46%
Georgia Municipal Gas Authority Gas Portfolio III Series F (Utilities Revenue)	4.77	8-1-2015	3,000,000	3,051,390

Illinois: 0.30%
Chicago IL (Tax Revenue)	6.30	12-1-2021	1,800,000	1,986,372

New Jersey: 0.42%
New Jersey EDA Series B (Lease Revenue, AGM Insured) ¤	0.00	2-15-2018	3,000,000	2,799,330

Oregon: 0.59%
Portland OR Taxable Pension (GO) ±(m)(n)	0.11	6-1-2019	3,975,000	3,865,688

Texas: 0.68%
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series D (Industrial Development Revenue) ±	0.09	11-1-2040	4,500,000	4,500,000

Total Municipal Obligations (Cost $25,718,955)				26,005,270

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Short-Term Bond Fund	Portfolio of investments—February 28, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Non-Agency Mortgage-Backed Securities: 11.69%
Bank of America Mortgage Securities Series 2002-K Class 3A1 ±	2.63%	10-20-2032	$21,112	$21,282
Bear Stearns Commercial Mortgage Securities Incorporated Series 2005-PWR 9 Class A4A	4.87	9-11-2042	2,479,955	2,497,441
Bear Stearns Commercial Mortgage Securities Incorporated Series 2005-PWR8 Class A4	4.67	6-11-2041	1,444,526	1,446,734
Bear Stearns Commercial Mortgage Securities Incorporated Series 2005-T20 Class A4A ±	5.14	10-12-2042	1,743,071	1,762,665
Citigroup Commercial Mortgage Trust Series 2005-CD1 Class A4 ±	5.23	7-15-2044	2,321,294	2,343,439
CNH Equipment Trust Series 2012-B Class A3	0.86	9-15-2017	2,477,827	2,479,194
CNH Equipment Trust Series 2014-A Class A2	0.49	6-15-2017	1,348,401	1,347,830
Commercial Mortgage Trust Pass-Through Certificate Series 2005-C6 Class A5A ±	5.12	6-10-2044	2,212,622	2,227,564
Commercial Mortgage Trust Series 2010-C1 Class A1 144A	3.16	7-10-2046	1,749,811	1,761,325
Commercial Mortgage Trust Series 2012-CR2 Class A1	0.82	8-15-2045	1,529,042	1,528,511
Commercial Mortgage Trust Series 2013-FL3 Class B 144A ±	2.32	10-13-2028	3,000,000	3,042,435
Commercial Mortgage Trust Series 2014-BBG Class A 144A ±	0.97	3-15-2029	2,100,000	2,094,168
ContiMortgage Home Equity Trust Series 1996-2 ±(c)(i)	0.00	7-15-2027	903,437	20,273
Countrywide Home Loans Mortgage Pass-Through Trust Series 2001-HYB1 Class 2A1 ±	1.93	6-19-2031	315,281	314,348
Countrywide Home Loans Mortgage Pass-Through Trust Series 2004-20 Class 3A1 ±	2.24	9-25-2034	65,240	55,472
Credit Suisse Mortgage Capital Certificates Series 2006-C5 Class A3	5.31	12-15-2039	983,879	1,029,669
Drexel Burnham Lambert CMO Trust Series T Class 4	8.45	9-20-2019	71,299	75,575
EquiFirst Mortgage Loan Trust Series 2003-2 Class 3A3 ±	1.30	9-25-2033	549,455	525,849
Equity Mortgage Trust Series 2014-INNS Class A 144A ±	1.02	5-8-2031	4,000,000	3,994,776
FedEx Corporation 1998 Pass-Through Certificates	7.02	1-15-2016	605,702	637,501
Greenwich Capital Commercial Funding Corporation Series 2007-GG9 Class A4	5.44	3-10-2039	3,000,000	3,180,006
GS Mortgage Securities Trust Series 2014-GSFL Class A 144A ±	1.17	7-15-2031	3,000,000	3,000,000
GSMPS Mortgage Loan Trust Series 1998-1 Class A 144A ±	8.00	9-19-2027	326,681	332,670
GSMPS Mortgage Loan Trust Series 2006-RP2 Class 1AF1 144A ±	0.57	4-25-2036	1,173,352	988,678
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2005-LDP5 Class A4 ±	5.23	12-15-2044	2,715,630	2,756,869
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2006-CB16 Class A4	5.55	5-12-2045	969,954	1,008,650
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2007-CB18 Class A4	5.44	6-12-2047	2,699,864	2,857,865
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2014-INN Class A 144A ±	1.09	6-15-2029	5,000,000	4,987,875
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2014-PHH Class A 144A ±	1.37	8-15-2027	3,000,000	2,998,422
JPMorgan Chase Commercial Mortgage Trust Series 2007-LDPX Class AM ±	5.46	1-15-2049	3,300,000	3,428,670
Lehman Brothers UBS Commercial Mortgage Trust Series 2005-C5 Class 4	4.95	9-15-2030	2,350,535	2,356,366
Lehman Brothers UBS Commercial Mortgage Trust Series 2007-C6 Class A4 ±	5.86	7-15-2040	807,017	848,430
Macquarie Equipment Funding Trust Series 2014-A Class A2 144A	0.80	11-21-2016	3,600,000	3,604,626
Master Mortgages Trust Series 2002-3 Class 4A1 ±	2.50	10-25-2032	9,381	9,360
Morgan Stanley Capital I Series 2005-IQ10 Class A4A ±	5.23	9-15-2042	2,278,104	2,294,725
Morgan Stanley Capital I Series 2005-T19 Class A4A	4.89	6-12-2047	1,489,743	1,496,102
Morgan Stanley Capital I Series 2006-HQ8 Class A4 ±	5.41	3-12-2044	2,802,578	2,855,454
Morgan Stanley Capital I Series 2007-IQ Class A4	5.81	12-12-2049	2,656,982	2,881,685
NCUA Guaranteed Notes Program Series 2010-C1 Class APT	2.65	10-29-2020	2,225,073	2,251,805
Nomura Asset Acceptance Corporation Series 2005-AR1 Class 1A1 ±	2.46	2-25-2035	714,293	713,855

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2015 (unaudited)	Wells Fargo Advantage Short-Term Bond Fund	15

Security name	Interest rate	Maturity date	Principal	Value

Non-Agency Mortgage-Backed Securities (continued)
SBA Tower Trust Series 2014-1A Class C 144A	2.90%	10-15-2044	$3,000,000	$3,018,456
Structured Mortgage Asset Residential Trust Series 1992-5B Class BO ¤(i)	0.00	6-25-2023	7,207	6,785
Wilshire Funding Corporation Series 1996-3 Class M2 ±	7.09	8-25-2032	86,024	84,406
Wilshire Funding Corporation Series 1996-3 Class M3 ±	7.09	8-25-2032	87,622	84,426
Wilshire Funding Corporation Series 1998-2 Class M1 ±	2.00	12-28-2037	32,055	31,304

Total Non-Agency Mortgage-Backed Securities (Cost $77,777,478)				77,283,541

	Dividend yield		Shares
Preferred Stocks: 0.25%

Financials: 0.25%

Banks: 0.25%
Huntington Bancshares ±(a)(i)	2.99		80,000	1,626,446

Total Preferred Stocks (Cost $1,958,484)				1,626,446

	Interest rate		Principal
U.S. Treasury Securities: 0.69%
U.S. Treasury Note	1.38	2-28-2019	$4,530,000	4,536,723

Total U.S. Treasury Securities (Cost $4,497,394)				4,536,723

Yankee Corporate Bonds and Notes: 13.94%

Consumer Discretionary: 1.02%

Media: 0.48%
British Sky Broadcasting Group plc 144A	6.10	2-15-2018	2,838,000	3,159,653

Specialty Retail: 0.54%
Seagate HDD Cayman Company	3.75	11-15-2018	3,500,000	3,575,541

Consumer Staples: 0.53%

Food & Staples Retailing: 0.53%
Tesco plc 144A	2.70	1-5-2017	3,470,000	3,482,419

Energy: 2.18%

Oil, Gas & Consumable Fuels: 2.18%
BP Capital Markets plc	1.67	2-13-2018	3,000,000	3,007,836
Ecopetrol SA	4.25	9-18-2018	3,000,000	3,159,000
Korea National Oil Corporation 144A	2.75	1-23-2019	3,000,000	3,053,460
Petrobras Global Finance Company	3.25	3-17-2017	2,065,000	1,923,775
Transocean Incorporated	5.05	12-15-2016	3,235,000	3,239,044

				14,383,115

Financials: 7.06%

Banks: 4.49%
Bank of Nova Scotia 144A	1.65	10-29-2015	3,430,000	3,458,054
Banque Federative du Credit Mutuel SA 144A	1.70	1-20-2017	2,850,000	2,868,685
BPCE SA	1.61	7-25-2017	3,000,000	3,008,613

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Short-Term Bond Fund	Portfolio of investments—February 28, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Banks (continued)
Canadian Imperial Bank 144A	2.75%	1-27-2016	$3,000,000	$3,058,536
Corporacion Andina De Fomento	3.75	1-15-2016	3,385,000	3,469,869
Experian Finance plc 144A	2.38	6-15-2017	3,800,000	3,819,251
HBOS plc 144A	6.75	5-21-2018	2,000,000	2,238,948
Sumitomo Mitsui Banking Corporation	1.75	1-16-2018	2,500,000	2,505,023
Swedbank Hypotek 144A	2.13	8-31-2016	3,000,000	3,058,521
Westpac Banking Corporation 144A	5.30	10-15-2015	2,150,000	2,214,117

				29,699,617

Diversified Financial Services: 0.25%
Credit Suisse	6.00	2-15-2018	1,500,000	1,665,743

Insurance: 1.39%
Allied World Assurance Company	7.50	8-1-2016	3,000,000	3,249,336
Endurance Specialty Holdings Limited	6.15	10-15-2015	2,850,000	2,936,042
QBE Insurance Group Limited 144A	2.40	5-1-2018	2,985,000	2,997,838

				9,183,216

Real Estate Management & Development: 0.93%
Deutsche Annington Finance BV 144A	3.20	10-2-2017	4,000,000	4,110,136
Korea Land & Housing Corporation 144A	1.88	8-2-2017	2,000,000	2,002,980

				6,113,116

Health Care: 0.98%

Pharmaceuticals: 0.98%
Actavis Funding SCS	1.30	6-15-2017	3,500,000	3,456,663
Perrigo Company plc	1.30	11-8-2016	3,000,000	2,994,696

				6,451,359

Information Technology: 0.90%

Internet Software & Services: 0.45%
Alibaba Group Holding Limited 144A	2.50	11-28-2019	3,000,000	2,979,645

Semiconductors & Semiconductor Equipment: 0.45%
TSMC Global Limited 144A	1.63	4-3-2018	3,035,000	2,991,958

Materials: 0.51%

Construction Materials: 0.51%
Lafarge SA 144A	6.20	7-9-2015	3,321,000	3,370,815

Telecommunication Services: 0.30%

Wireless Telecommunication Services: 0.30%
Telefonica Moviles Chile SA 144A	2.88	11-9-2015	2,000,000	2,019,256

Utilities: 0.46%

Multi-Utilities: 0.46%
Korea Western Power Company 144A	3.13	5-10-2017	3,000,000	3,079,197

Total Yankee Corporate Bonds and Notes (Cost $92,091,673)				92,154,650

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2015 (unaudited)	Wells Fargo Advantage Short-Term Bond Fund	17

Security name	Yield		Shares	Value

Short-Term Investments: 5.42%

Investment Companies: 5.35%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)##	0.10%		35,347,886	$35,347,886

		Maturity date	Principal

U.S. Treasury Securities: 0.07%
U.S. Treasury Bill #(z)	0.02	3-19-2015	$475,000	474,997

Total Short-Term Investments (Cost $35,822,880)				35,822,883

Total investments in securities (Cost $606,472,860) *	91.89%	607,314,808
Other assets and liabilities, net	8.11	53,622,138

Total net assets	100.00%	$660,936,946

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

±	Variable rate investment. The rate shown is the rate in effect at period end.

(c)	Investment in an interest-only security entitles holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. The rate represents the coupon rate.

%%	The security is issued on a when-issued basis.

¤	The security is issued in zero coupon form with no periodic interest payments.

(m)	The security is an auction-rate security which has an interest rate that resets at predetermined short-term intervals through a Dutch auction. The rate shown is the rate in effect at period end.

(n)	The auction to set the interest rate on the security failed at period end due to insufficient investor interest. A failed auction does not itself cause a default.

(i)	Illiquid security

(s)	The security is currently in default with regards to scheduled interest and/or principal payments. The Fund has stopped accruing interest on the security.

(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.

(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

##	All or a portion of this security is segregated for when-issued securities.

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

(z)	Zero coupon security. The rate represents the current yield to maturity.

*	Cost for federal income tax purposes is $ 606,472,860 and unrealized gains (losses) consists of:

Gross unrealized gains	$3,758,096
Gross unrealized losses	(2,916,148)

Net unrealized gains	$841,948

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Short-Term Bond Fund	Statement of assets and liabilities—February 28, 2015 (unaudited)

Assets
Investments
In unaffiliated securities, at value (cost $571,124,974)	$571,966,922
In affiliated securities, at value (cost $35,347,886)	35,347,886

Total investments, at value (cost $606,472,860)	607,314,808
Cash	1,620,706
Receivable for investments sold	3,607,987
Principal paydown receivable	13,527
Receivable for Fund shares sold	60,183,764
Receivable for interest	4,154,357
Receivable for daily variation margin on open futures contracts	68,141
Prepaid expenses and other assets	26,646

Total assets	676,989,936

Liabilities
Dividends payable	184,077
Payable for investments purchased	14,724,428
Payable for Fund shares redeemed	815,412
Payable for daily variation margin on open futures contracts	4,517
Advisory fee payable	121,340
Distribution fee payable	7,920
Administration fees payable	87,820
Accrued expenses and other liabilities	107,476

Total liabilities	16,052,990

Total net assets	$660,936,946

NET ASSETS CONSIST OF
Paid-in capital	$658,945,635
Undistributed net investment income	22,588
Accumulated net realized gains on investments	1,125,253
Net unrealized gains on investments	843,470

Total net assets	$660,936,946

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$61,357,852
Shares outstanding – Class A1	6,980,148
Net asset value per share – Class A	$8.79
Maximum offering price per share – Class A2	$8.97
Net assets – Class C	$13,181,569
Shares outstanding – Class C1	1,501,412
Net asset value per share – Class C	$8.78
Net assets – Institutional Class	$350,911,751
Shares outstanding – Institutional Class[1]	39,908,873
Net asset value per share – Institutional Class	$8.79
Net assets – Investor Class	$235,485,774
Shares outstanding – Investor Class[1]	26,804,492
Net asset value per share – Investor Class	$8.79

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/98 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended February 28, 2015 (unaudited)	Wells Fargo Advantage Short-Term Bond Fund	19

Investment income
Interest (net of foreign interest withholding taxes of $3,979)	$5,422,257
Dividends	29,321
Income from affiliated securities	14,742
Securities lending income, net	135

Total investment income	5,466,455

Expenses
Advisory fee	953,475
Administration fees
Fund level	158,913
Class A	48,761
Class C	11,214
Institutional Class	128,266
Investor Class	228,015
Shareholder servicing fees
Class A	76,190
Class C	17,522
Investor Class	299,782
Distribution fee
Class C	52,567
Custody and accounting fees	20,775
Professional fees	26,042
Registration fees	30,401
Shareholder report expenses	21,914
Trustees’ fees and expenses	4,795
Other fees and expenses	6,548

Total expenses	2,085,180
Less: Fee waivers and/or expense reimbursements	(87,877)

Net expenses	1,997,303

Net investment income	3,469,152

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains on:
Unaffiliated securities	319,153
Futures transactions	921,964

Net realized gains on investments	1,241,117

Net change in unrealized gains (losses) on:
Unaffiliated securities	(2,110,963)
Futures transactions	(110,842)

Net change in unrealized gains (losses) on investments	(2,221,805)

Net realized and unrealized gains (losses) on investments	(980,688)

Net increase in net assets resulting from operations	$2,488,464

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage Short-Term Bond Fund	Statement of changes in net assets (unaudited)

	Six months ended February 28, 2015 (unaudited)		Year ended August 31, 2014

Operations
Net investment income		$3,469,152		$8,049,360
Net realized gains on investments		1,241,117		1,660,981
Net change in unrealized gains (losses) on investments		(2,221,805)		2,395,846

Net increase in net assets resulting from operations		2,488,464		12,106,187

Distributions to shareholders from
Net investment income
Class A		(295,444)		(785,936)
Class C		(15,564)		(61,579)
Institutional Class		(2,015,531)		(4,551,352)
Investor Class		(1,154,392)		(2,784,889)
Net realized gains
Class A		(151,151)		0
Class C		(33,347)		0
Institutional Class		(806,358)		0
Investor Class		(572,046)		0

Total distributions to shareholders		(5,043,833)		(8,183,756)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	2,258,184	19,895,689	4,711,737	41,479,785
Class C	189,919	1,668,671	485,053	4,264,729
Institutional Class	14,901,843	131,147,954	22,820,784	201,021,960
Investor Class	2,137,045	18,806,658	5,760,381	50,701,458

		171,518,972		297,467,932

Reinvestment of distributions
Class A	43,618	383,354	76,536	674,307
Class C	4,348	38,130	5,618	49,419
Institutional Class	191,272	1,681,878	303,096	2,671,966
Investor Class	185,373	1,628,308	295,606	2,603,622

		3,731,670		5,999,314

Payment for shares redeemed
Class A	(2,118,516)	(18,644,157)	(5,499,067)	(48,464,493)
Class C	(378,361)	(3,325,836)	(710,751)	(6,249,544)
Institutional Class	(12,644,748)	(111,173,277)	(16,348,750)	(144,017,590)
Investor Class	(3,576,984)	(31,444,580)	(6,315,079)	(55,569,852)

		(164,587,850)		(254,301,479)

Net increase in net assets resulting from capital share transactions		10,662,792		49,165,767

Total increase in net assets		8,107,423		53,088,198

Net assets
Beginning of period		652,829,523		599,741,325

End of period		$660,936,946		$652,829,523

Undistributed net investment income		$22,588		$34,367

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Short-Term Bond Fund	21

(For a share outstanding throughout each period)

	Six months ended February 28, 2015 (unaudited)	Year ended August 31					Year ended May 31, 2010
CLASS A		2014	2013	2012	2011	2010[1]
Net asset value, beginning of period	$8.82	$8.77	$8.81	$8.76	$8.73	$8.66	$8.23
Net investment income	0.04	0.10	0.10	0.14	0.16	0.05	0.23
Net realized and unrealized gains (losses) on investments	(0.01)	0.05	(0.04)	0.05	0.04	0.07	0.46

Total from investment operations	0.03	0.15	0.06	0.19	0.20	0.12	0.69
Distributions to shareholders from
Net investment income	(0.04)	(0.10)	(0.10)	(0.14)	(0.17)	(0.05)	(0.26)
Net realized gains	(0.02)	0.00	0.00	0.00	0.00	0.00	0.00

Total distributions to shareholders	(0.06)	(0.10)	(0.10)	(0.14)	(0.17)	(0.05)	(0.26)
Net asset value, end of period	$8.79	$8.82	$8.77	$8.81	$8.76	$8.73	$8.66
Total return[2]	0.38%	1.72%	0.72%	2.22%	2.33%	1.37%	8.43%
Ratios to average net assets (annualized)
Gross expenses	0.79%	0.82%	0.87%	0.90%	0.89%	0.89%	0.93%
Net expenses	0.75%	0.78%	0.80%	0.80%	0.80%	0.80%	0.80%
Net investment income	0.97%	1.12%	1.17%	1.63%	1.84%	2.05%	2.64%
Supplemental data
Portfolio turnover rate	29%	70%	75%	44%	51%	11%	45%
Net assets, end of period (000s omitted)	$61,358	$59,962	$65,812	$69,247	$56,555	$47,121	$41,369

[1]	For the three months ended August 31, 2010. The Fund changed its fiscal year end from May 31 to August 31, effective August 31, 2010.

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Advantage Short-Term Bond Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 28, 2015 (unaudited)	Year ended August 31					Year ended May 31, 2010
CLASS C		2014	2013	2012	2011	2010[1]
Net asset value, beginning of period	$8.81	$8.76	$8.80	$8.75	$8.73	$8.65	$8.22
Net investment income	0.01	0.03	0.04	0.08	0.10	0.03	0.16
Net realized and unrealized gains (losses) on investments	(0.01)	0.05	(0.04)	0.05	0.03	0.08	0.46

Total from investment operations	0.00	0.08	0.00	0.13	0.13	0.11	0.62
Distributions to shareholders from
Net investment income	(0.01)	(0.03)	(0.04)	(0.08)	(0.11)	(0.03)	(0.19)
Net realized gains	(0.02)	0.00	0.00	0.00	0.00	0.00	0.00

Total distributions to shareholders	(0.03)	(0.03)	(0.04)	(0.08)	(0.11)	(0.03)	(0.19)
Net asset value, end of period	$8.78	$8.81	$8.76	$8.80	$8.75	$8.73	$8.65
Total return[2]	0.00%	0.97%	(0.03)%	1.46%	1.45%	1.29%	7.61%
Ratios to average net assets (annualized)
Gross expenses	1.55%	1.57%	1.62%	1.65%	1.65%	1.65%	1.68%
Net expenses	1.50%	1.53%	1.55%	1.55%	1.55%	1.55%	1.55%
Net investment income	0.22%	0.37%	0.42%	0.89%	1.10%	1.28%	1.70%
Supplemental data
Portfolio turnover rate	29%	70%	75%	44%	51%	11%	45%
Net assets, end of period (000s omitted)	$13,182	$14,852	$16,686	$18,501	$19,510	$14,299	$11,050

[1]	For the three months ended August 31, 2010. The Fund changed its fiscal year end from May 31 to August 31, effective August 31, 2010.

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Short-Term Bond Fund	23

(For a share outstanding throughout each period)

	Six months ended February 28, 2015 (unaudited)	Year ended August 31					Year ended May 31, 2010
INSTITUTIONAL CLASS		2014	2013	2012	2011	2010[1]
Net asset value, beginning of period	$8.83	$8.77	$8.81	$8.77	$8.74	$8.66	$8.24
Net investment income	0.07	0.12	0.13	0.17	0.19	0.06	0.25
Net realized and unrealized gains (losses) on investments	(0.03)	0.07	(0.04)	0.04	0.04	0.08	0.45

Total from investment operations	0.04	0.19	0.09	0.21	0.23	0.14	0.70
Distributions to shareholders from
Net investment income	(0.06)	(0.13)	(0.13)	(0.17)	(0.20)	(0.06)	(0.28)
Net realized gains	(0.02)	0.00	0.00	0.00	0.00	0.00	0.00

Total distributions to shareholders	(0.08)	(0.13)	(0.13)	(0.17)	(0.20)	(0.06)	0.00
Net asset value, end of period	$8.79	$8.83	$8.77	$8.81	$8.77	$8.74	$8.66
Total return[2]	0.41%	2.15%	1.04%	2.43%	2.66%	1.57%	8.65%
Ratios to average net assets (annualized)
Gross expenses	0.46%	0.49%	0.53%	0.57%	0.56%	0.56%	0.58%
Net expenses	0.46%	0.47%	0.48%	0.48%	0.48%	0.48%	0.48%
Net investment income	1.25%	1.42%	1.47%	1.95%	2.17%	2.38%	2.84%
Supplemental data
Portfolio turnover rate	29%	70%	75%	44%	51%	11%	45%
Net assets, end of period (000s omitted)	$350,912	$330,613	$269,123	$282,512	$327,124	$292,080	$285,559

[1]	For the three months ended August 31, 2010. The Fund changed its fiscal year end from May 31 to August 31, effective August 31, 2010.

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

24	Wells Fargo Advantage Short-Term Bond Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 28, 2015 (unaudited)	Year ended August 31					Year ended May 31, 2010
INVESTOR CLASS		2014	2013	2012	2011	2010[1]
Net asset value, beginning of period	$8.82	$8.76	$8.80	$8.76	$8.73	$8.66	$8.23
Net investment income	0.04	0.09	0.10	0.14	0.16	0.05	0.23
Net realized and unrealized gains (losses) on investments	(0.01)	0.07	(0.04)	0.04	0.04	0.07	0.45

Total from investment operations	0.03	0.16	0.06	0.18	0.20	0.12	0.68
Distributions to shareholders from
Net investment income	(0.04)	(0.10)	(0.10)	(0.14)	(0.17)	(0.05)	(0.25)
Net realized gains	(0.02)	0.00	0.00	0.00	0.00	0.00	0.00

Total distributions to shareholders	(0.06)	(0.10)	(0.10)	(0.14)	(0.17)	(0.05)	(0.25)
Net asset value, end of period	$8.79	$8.82	$8.76	$8.80	$8.76	$8.73	$8.66
Total return[2]	0.37%	1.83%	0.70%	2.08%	2.30%	1.36%	8.38%
Ratios to average net assets (annualized)
Gross expenses	0.82%	0.85%	0.90%	0.93%	0.92%	0.94%	0.99%
Net expenses	0.76%	0.79%	0.82%	0.83%	0.83%	0.84%	0.85%
Net investment income	0.96%	1.10%	1.15%	1.61%	1.82%	2.02%	2.73%
Supplemental data
Portfolio turnover rate	29%	70%	75%	44%	51%	11%	45%
Net assets, end of period (000s omitted)	$235,486	$247,403	$248,120	$248,254	$248,514	$266,746	$267,625

[1]	For the three months ended August 31, 2010. The Fund changed its fiscal year end from May 31 to August 31, effective August 31, 2010.

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo Advantage Short-Term Bond Fund	25

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Advantage Short-Term Bond Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Equity securities and futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Equity securities that are not listed on a foreign or domestic exchange or market, but have a public trading market, are valued at the quoted bid price from an independent broker-dealer that the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”) has determined is an acceptable source.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued at net asset value when available.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount

26	Wells Fargo Advantage Short-Term Bond Fund	Notes to financial statements (unaudited)

of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statement of Operations.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Dividend income is recognized on the ex-dividend date.

Income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

Notes to financial statements (unaudited)	Wells Fargo Advantage Short-Term Bond Fund	27

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of February 28, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :

Agency securities	0	80,288,401	0	80,288,401

Asset-backed securities	0	53,493,601	0	53,493,601

Corporate bonds and notes	0	236,103,293	0	236,103,293

Municipal obligations	0	22,139,582	3,865,688	26,005,270

Non-agency mortgage-backed securities	0	77,283,541	0	77,283,541

Preferred stocks
Financials	0	0	1,626,446	1,626,446

U.S. Treasury securities	4,536,723	0	0	4,536,723

Yankee corporate bonds and notes	0	92,154,650	0	92,154,650

Short-term investments
Investment companies	35,347,886	0	0	35,347,886
U.S. Treasury securities	474,997	0	0	474,997
	40,359,606	561,463,068	5,492,134	607,314,808

Futures contracts	68,141	0	0	68,141
Total assets	$40,427,747	$561,463,068	$5,492,134	$607,382,949
Liabilities

Futures contracts	$4,517	$0	$0	$4,517
Total liabilities	$4,517	$0	$0	$4,517

28	Wells Fargo Advantage Short-Term Bond Fund	Notes to financial statements (unaudited)

Futures contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At February 28, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.30% and declining to 0.225% as the average daily net assets of the Fund increase. For the six months ended February 28, 2015, the advisory fee was equivalent to an annual rate of 0.30% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. WellsCap, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.15% and declining to 0.05% as the average daily net assets of the Fund increase.

Administration fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Class A, Class C	0.16%
Institutional Class	0.08
Investor Class	0.19

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through December 31, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.72% for Class A shares, 1.47% for Class C shares, 0.48% for Institutional Class shares, and 0.73% for Investor Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Prior to January 1, 2015, the Fund’s expenses were capped at 0.77% for Class A shares, 1.52% for Class C shares and 0.78% for Investor Class shares.

Distribution fee

The Trust has adopted a Distribution Plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class B and Class C shares. For the six months ended February 28, 2015, Funds Distributor received $723 from the sale of Class A shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Investor Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

Notes to financial statements (unaudited)	Wells Fargo Advantage Short-Term Bond Fund	29

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the six months ended February 28, 2015 were as follows:

Purchases at cost		Sales proceeds
U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
$6,843,293	$198,245,064	$1,614,000	$170,535,081

6. DERIVATIVE TRANSACTIONS

During the six months ended February 28, 2015, the Fund entered into futures contracts to speculate on interest rates and to help manage the duration of the portfolio.

At February 28, 2015, the Fund had long futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract value at February 28, 2015	Unrealized gains (losses)
6-30-2015	JPMorgan	623 Long	2-Year U.S. Treasury Notes	$136,174,173	$2,130
6-30-2015	JPMorgan	24 Long	5-Year U.S. Treasury Notes	2,862,750	(608)

The Fund had an average notional amount of $197,657,818 and $7,009,615 in long and short futures contracts, respectively, during the six months ended February 28, 2015.

On February 28, 2015, the cumulative unrealized gains on futures contracts in the amount of $1,522 are reflected in net unrealized gains on investments on the Statement of Assets and Liabilities. The receivable and payable for daily variation margin on open futures contracts reflected in the Statement of Assets and Liabilities only represents the current day’s variation margin. The realized gains and change in unrealized gains (losses) on futures contracts are reflected in the Statement of Operations.

For certain types of derivative transactions, the Fund has entered into International Swaps and Derivatives Association, Inc. master agreements (“ISDA Master Agreements”) or similar agreements with approved counterparties. The ISDA Master Agreements or similar agreements may have requirements to deliver/deposit securities or cash to/with an exchange or broker-dealer as collateral and allows the Fund to offset, with each counterparty, certain derivative financial instrument’s assets and/or liabilities with collateral held or pledged. Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under ISDA Master Agreements or similar agreements, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Portfolio of Investments. With respect to balance sheet offsetting, absent an event of default by the counterparty or a termination of the agreement, the reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities are not offset across transactions between the Fund and the applicable counterparty. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by derivative type, including any collateral exposure, is as follows:

Derivative type	Counterparty	Gross amounts of assets in the Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral received	Net amount of assets
Futures – variation margin	JPMorgan	$68,141	$(4,517)	$0	$63,624

Derivative type	Counterparty	Gross amounts of liabilities in the Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral pledged	Net amount of liabilities
Futures – variation margin	JPMorgan	$4,517	$(4,517)	$0	$0

30	Wells Fargo Advantage Short-Term Bond Fund	Notes to financial statements (unaudited)

7. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds in the Trust) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the six months ended February 28, 2015, the Fund paid $363 in commitment fees.

For the six months ended February 28, 2015, there were no borrowings by the Fund under the agreement.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

Other information (unaudited)	Wells Fargo Advantage Short-Term Bond Fund	31

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargoadvantagefunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

32	Wells Fargo Advantage Short-Term Bond Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo Advantage family of funds, which consists of 134 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
William R. Ebsworth (Born 1957)	Trustee, since 2015**	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director at Fidelity Management and Research Company and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. in Boston, Tokyo, and Hong Kong where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Mr. Ebsworth is an Adjunct Lecturer, Finance, at Babson College and a Chartered Financial Analyst.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015**	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior thereto, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Chartered Financial Analyst (inactive), Chair of Taproot Foundation (non-profit organization) and a Board Member of Ruth Bancroft Garden (non-profit organization).	Asset Allocation Trust
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Delux Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy. Mr. Harris is a certified public accountant.	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Advantage Short-Term Bond Fund	33

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	William R. Ebsworth and Jane A. Freeman each became a Trustee effective January 1, 2015.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011. Owned and operated a consulting business providing services to various hedge funds including acting as Chief Operating Officer and Chief Compliance Officer for a hedge fund from 2007 to 2008. Chief Operating Officer and Chief Compliance Officer of GMN Capital LLC from 2006 to 2007.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank N.A. from 1996 to 2013.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Senior Vice President of Wells Fargo Funds Management, LLC since 2007 and Chief Compliance Officer from 2007 to 2014. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 73 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 61 funds and Assistant Treasurer of 73 funds in the Fund Complex.
[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling
1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

34	Wells Fargo Advantage Short-Term Bond Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Columbian Peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2015 Wells Fargo Funds Management, LLC. All rights reserved.

232058 04-15 SA221/SAR221 02-15

Wells Fargo Advantage

Short-Term High Yield Bond Fund

Semi-Annual Report

February 28, 2015

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of February 28, 2015, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Advantage Short-Term High Yield Bond Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Major central banks continued to inject liquidity into global banks and markets through various accommodative monetary policies, including quantitative easing.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage Short-Term High Yield Bond Fund for the six-month period that ended February 28, 2015. The period was marked by low interest rates, a large decline in oil prices, and moderate U.S. economic growth. Investment-grade bonds, as measured by the Barclays U.S. Aggregate Bond Index1, returned 2.25% during the period.

Major central banks continued to provide stimulus.

Major central banks continued to inject liquidity into global banks and markets through various accommodative monetary policies, including quantitative easing. In the U.S., the Federal Reserve (Fed) kept its key interest rate near zero in order to support the economy and the financial system. It ended its quantitative easing program in October 2014 and also set expectations for it to begin normalizing monetary policy with higher target ranges for the federal funds rate in 2015.

Meanwhile, European markets continued to benefit from the European Central Bank’s (ECB’s) willingness to maintain low interest rates. In September 2014, the ECB cut its key rate to a historic low of 0.05%. In addition to its targeted longer-term refinancing operations that are designed to increase bank lending, the ECB said it intends to increase the size of its balance sheet, a result of quantitative easing, by buying eurozone government bonds. In Japan, the Bank of Japan maintained an aggressive monetary program aimed at combating deflation.

U.S. economic growth was moderate, and oil prices plummeted.

Economic growth advanced during the reporting period, the unemployment rate ticked lower to 5.5% as of February 2015, and inflation remained below the Fed’s longer-run objective of a 2% pace. The period was also marked by dramatically lower oil prices, which fell from more than $90 per barrel at the end of August 2014 to below $50 per barrel at the end of February 2015. While lower oil prices benefited consumers of oil products, the lower prices pressured companies within the energy sector.

Longer-dated securities and higher-rated credits were top performers.

Ten-year U.S. Treasury rates declined during the period, from 2.35% at end of August 2014 to 2.03% by the end of February 2015, benefiting both from safe-haven status as well as relative attractiveness to global investors. With the U.S. economy the furthest along its business cycle, the level of interest rates in the U.S. and Europe diverged. The 10-year U.S. Treasury yield was 2.03% at the end of February 2015 compared with 0.30% for 10-year German government yields, 173 basis points (bps; 100 bps equals 1.00%) higher. This was largely attributed to the Fed being closer to eventually increasing interest rates while the ECB potentially needs to further increase, rather than scale back, its amount of accommodation. Further, U.S. economic activity was healthier than Europe’s.

Treasury bonds with maturities greater than 20 years returned more than 10% during the six-month period that ended February 28, 2015, according to the Barclays U.S. Aggregate Bond Index. This was due, in part, to strong demand from overseas investors because yields in Europe and Japan were substantially lower than U.S. yields. In addition, because the dollar strengthened, the returns from Treasuries were even higher for foreign-domiciled investors. Longer-maturity debt across all sectors outperformed shorter-dated securities.

[1]	The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS, and CMBS. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Advantage Short-Term High Yield Bond Fund	3

Investment-grade corporate bonds returned 2.29% during the six-month reporting period, according to the Barclays U.S. Aggregate Bond Index, and AAA-rated2 bonds had higher returns than BBB-rated bonds. Lower-rated credits, including high yield, underperformed as oil prices fell dramatically. Not only were many energy and mining companies negatively affected, but investor trepidation about weak global growth caused investment-grade spreads to modestly widen while high-yield spreads widened substantially.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Advantage Funds offers more than 100 mutual funds and other investments spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future.

[2]	The ratings indicated are from Standard & Poor’s, Moody’s Investors Service, and/or Fitch Ratings Ltd. Standard & Poor’s rates the creditworthiness of bonds from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Moody’s rates the creditworthiness of bonds from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Fitch rates the creditworthiness of bonds from AAA (highest) to D (lowest).

4	Wells Fargo Advantage Short-Term High Yield Bond Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks total return, consisting of a high level of current income and capital appreciation.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Kevin J. Maas, CFA

Thomas M. Price, CFA

Michael J. Schueller, CFA

Average annual total returns1 (%) as of February 28, 2015

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (SSTHX)	2-29-2000	(1.41)	3.63	3.94	1.63	4.26	4.26	0.92	0.83
Class C (WFHYX)	3-31-2008	(0.12)	3.49	3.50	0.88	3.49	3.50	1.67	1.58
Administrator Class (WDHYX)	7-30-2010	–	–	–	1.80	4.41	4.33	0.86	0.67
Institutional Class (STYIX)	11-30-2012	–	–	–	1.95	4.44	4.35	0.59	0.52
Investor Class (STHBX)	6-30-1997	–	–	–	1.60	4.23	4.25	0.95	0.86
BofA Merrill Lynch High Yield U.S. Corporates, Cash Pay, BB Rated, 1-5 Year Index[4]	–	–	–	–	3.28	7.64	7.01	–	–
BofA Merrill Lynch High Yield U.S. Corporates, Cash Pay, B Rated, 1-5 Year Index[5]	–	–	–	–	1.36	8.03	7.33	–	–
Short-Term High Yield Bond Index III[6]	–	–	–	–	2.71	7.76	7.14	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 3.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class, Institutional Class, and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest-rate changes and their impact on the fund and its share price can be sudden and unpredictable. High-yield securities have a greater risk of default and tend to be more volatile than higher-rated debt securities. Loans are subject to risks similar to those associated with other below-investment-grade bond investments, such as credit risk (for example, risk of issuer default), below-investment-grade bond risk (for example, risk of greater volatility in value), and risk that the loan may become illiquid or difficult to price. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to foreign investment risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage Short-Term High Yield Bond Fund	5

Ten largest long-term holdings[7] (%) as of February 28, 2015
Chesapeake Energy Corporation, 3.50%, 4-15-2019	1.50
CIT Group Incorporated, 4.25%, 8-15-2017	1.44
CCO Holdings LLC , 7.38%, 6-1-2020	1.44
Sally Holdings Incorporated, 6.88%, 11-15-2019	1.36
Case New Holland Industrial Incorporated, 7.88%, 12-1-2017	1.28
Ineos US Finance LLC, 3.75%, 5-4-2018	1.22
AES Corporation, 8.00%, 10-15-2017	1.21
Virgin Media Investment Holdings Limited, 3.50%, 6-7-2020	1.20
NRG Energy Incorporated, 7.63%, 1-15-2018	1.20
SESI LLC, 6.38%, 5-1-2019	1.17

Credit quality[8] as of February 28, 2015

[1]	Effective June 20, 2008, Advisor Class was renamed Class A and modified to assume the features and attributes of Class A. Historical performance shown for Class A shares through June 19, 2008, includes Advisor Class expenses. Historical performance shown for Class C shares prior to their inception reflects the performance of Investor Class shares, adjusted to include the higher expenses applicable to Class C shares. Historical performance shown for Administrator Class shares prior to their inception reflects the performance of Class A shares and includes the higher expenses applicable to Class A shares. If these expenses had not been included, returns would be higher. Historical performance shown for Institutional Class shares prior to their inception reflects the performance of Administrator Class shares and includes the higher expenses applicable to Administrator Class shares. If these expenses had not been included, returns would be higher.

[2]	Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.02% in acquired fund fees and expenses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include acquired fund fees and expenses.

[3]	The Adviser has committed through December 31, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 0.81% for Class A, 1.56% for Class C, 0.65% for Administrator Class, 0.50% for Institutional Class, and 0.84% for Investor Class. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

[4]	The BofA Merrill Lynch High Yield U.S. Corporates, Cash Pay, BB Rated, 1-5 Year Index is an unmanaged index that generally tracks the performance of BB rated U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market with maturities of one to five years. You cannot invest directly in an index.

[5]	The BofA Merrill Lynch High Yield U.S. Corporates, Cash Pay, B Rated, 1-5 Year Index is an unmanaged index that generally tracks the performance of B rated U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market with maturities of one to five years. You cannot invest directly in an index.

[6]	The Short-Term High Yield Bond Index III is comprised of 70% of BofA Merrill Lynch High Yield U.S. Corporates, Cash Pay, BB Rated, 1-5 Year Index and 30% of BofA Merrill Lynch High Yield U.S. Corporates, Cash Pay, B Rated, 1-5 Year Index. The BofA Merrill Lynch High Yield U.S. Corporates, Cash Pay, BB Rated, 1-5 Year Index is an unmanaged index that generally tracks the performance of BB rated U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market with maturities of one to five years. The BofA Merrill Lynch High Yield U.S. Corporates, Cash Pay, B Rated, 1-5 Year Index is an unmanaged index that generally tracks the performance of B rated U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market with maturities of one to five years. You cannot invest directly in an index.

[7]	The ten largest long-term holdings are calculated based on the value of the securities divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[8]	The credit quality distribution of portfolio holdings reflected in the chart is based on ratings from Standard & Poor’s, Moody’s Investors Service, and/or Fitch Ratings Ltd. Credit quality ratings apply to the underlying holdings of the Fund and not to the Fund itself. The percentages of the Fund’s portfolio with the ratings depicted in the chart are calculated based on the total market value of fixed income securities held by the Fund. If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of three rating agencies, the lower rating was utilized, and if rated by one of the rating agencies, that rating was utilized. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Standard & Poor’s rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from MIG 1/VMIG 1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Credit quality and credit quality ratings are subject to change and may have changed since the date specified.

6	Wells Fargo Advantage Short-Term High Yield Bond Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from September 1, 2014 to February 28, 2015.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 9-1-2014	Ending account value 2-28-2015	Expenses paid during the period¹	Net annualized expense ratio
Class A
Actual	$1,000.00	$1,008.69	$4.03	0.81%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.78	$4.06	0.81%
Class C
Actual	$1,000.00	$1,004.96	$7.76	1.56%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.06	$7.80	1.56%
Administrator Class
Actual	$1,000.00	$1,009.48	$3.24	0.65%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.57	$3.26	0.65%
Institutional Class
Actual	$1,000.00	$1,011.46	$2.49	0.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.32	$2.51	0.50%
Investor Class
Actual	$1,000.00	$1,008.54	$4.18	0.84%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.63	$4.21	0.84%

[1]	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—February 28, 2015 (unaudited)	Wells Fargo Advantage Short-Term High Yield Bond Fund	7

Security name	Interest rate	Maturity date	Principal	Value

Corporate Bonds and Notes: 57.53%

Consumer Discretionary: 19.22%

Airlines: 0.76%
US Airways Group Incorporated	6.13%	6-1-2018	$10,000,000	$10,587,500

Auto Components: 2.88%
Allison Transmission Incorporated 144A	7.13	5-15-2019	6,670,000	6,961,813
Goodyear Tire & Rubber Company	8.25	8-15-2020	14,190,000	15,094,613
Tenneco Incorporated	6.88	12-15-2020	9,650,000	10,287,383
TRW Automotive Incorporated 144A	7.25	3-15-2017	7,400,000	8,140,000

				40,483,809

Automobiles: 0.95%
Chrysler Group LLC/CG Co-Issuer Incorporated	8.00	6-15-2019	12,640,000	13,353,149

Diversified Consumer Services: 4.44%
Avis Budget Car Rental LLC ±	3.01	12-1-2017	11,611,000	11,669,055
Avis Budget Car Rental LLC	4.88	11-15-2017	8,120,000	8,343,300
Hertz Corporation	7.50	10-15-2018	5,870,000	6,075,450
Service Corporation International	7.00	6-15-2017	14,176,000	15,451,840
United Rentals North America Incorporated	5.75	7-15-2018	15,230,000	15,810,644
United Rentals North America Incorporated	7.38	5-15-2020	4,550,000	4,936,750

				62,287,039

Hotels, Restaurants & Leisure: 0.45%
MGM Resorts International	7.50	6-1-2016	5,265,000	5,580,900
MGM Resorts International	7.63	1-15-2017	735,000	793,800

				6,374,700

Household Durables: 3.85%
Beazer Homes USA Company	6.63	4-15-2018	12,395,000	12,890,800
DR Horton Incorporated	3.63	2-15-2018	3,930,000	4,004,670
DR Horton Incorporated	4.75	5-15-2017	6,050,000	6,322,250
Jarden Corporation	7.50	5-1-2017	13,115,000	14,459,288
Lennar Corporation	4.13	12-1-2018	9,870,000	9,993,375
Lennar Corporation	4.75	12-15-2017	600,000	622,500
Pulte Group Incorporated	7.63	10-15-2017	5,185,000	5,820,163

				54,113,046

Media: 3.14%
CCO Holdings LLC	7.38	6-1-2020	18,865,000	20,232,713
CSC Holdings LLC	7.63	7-15-2018	8,050,000	9,096,500
DISH DBS Corporation	4.25	4-1-2018	14,670,000	14,743,350

				44,072,563

Specialty Retail: 2.37%
Limited Brands Incorporated	6.90	7-15-2017	12,815,000	14,208,631
Sally Holdings Incorporated	6.88	11-15-2019	17,825,000	19,028,188

				33,236,819

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Advantage Short-Term High Yield Bond Fund	Portfolio of investments—February 28, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Textiles, Apparel & Luxury Goods: 0.38%
Hanesbrands Incorporated	6.38%	12-15-2020	$5,035,000	$5,362,275

Energy: 8.11%

Energy Equipment & Services: 1.87%
Exterran Holdings Incorporated	7.25	12-1-2018	7,840,000	7,918,400
SESI LLC	6.38	5-1-2019	16,400,000	16,482,000
Targa Resources Partners 144A	5.00	1-15-2018	1,835,000	1,910,694

				26,311,094

Oil, Gas & Consumable Fuels: 6.24%
Carrizo Oil & Gas Incorporated	8.63	10-15-2018	6,495,000	6,754,800
Chesapeake Energy Corporation ±	3.50	4-15-2019	21,490,000	21,113,925
Crestwood Midstream Partners LP	7.75	4-1-2019	1,945,000	2,025,231
El Paso LLC	7.00	6-15-2017	5,300,000	5,866,040
EP Energy LLC/Everest Acquisition Finance LLC	6.88	5-1-2019	14,740,000	15,108,500
Kinder Morgan Finance Company LLC 144A	6.00	1-15-2018	9,000,000	9,865,665
Peabody Energy Corporation	7.38	11-1-2016	7,100,000	7,455,000
Tesoro Corporation	4.25	10-1-2017	4,000,000	4,160,000
WPX Energy Incorporated	5.25	1-15-2017	14,965,000	15,264,300

				87,613,461

Financials: 5.54%

Banks: 1.84%
AmSouth Bank	5.20	4-1-2015	5,370,000	5,389,767
CIT Group Incorporated	4.25	8-15-2017	19,755,000	20,248,875
CIT Group Incorporated	5.00	5-15-2017	135,000	140,400

				25,779,042

Consumer Finance: 2.75%
Ally Financial Incorporated ±	2.94	7-18-2016	4,560,000	4,601,674
Ally Financial Incorporated	5.50	2-15-2017	9,500,000	9,957,995
Ally Financial Incorporated	6.25	12-1-2017	1,915,000	2,068,200
General Motors Financial Company Incorporated	3.25	5-15-2018	880,000	898,700
Navient LLC	6.00	1-25-2017	8,000,000	8,460,320
SLM Corporation	4.63	9-25-2017	870,000	896,100
Toll Brothers Finance Corporation	4.00	12-31-2018	2,650,000	2,722,875
Toll Brothers Finance Corporation	8.91	10-15-2017	7,750,000	8,951,250

				38,557,114

REITs: 0.95%
Iron Mountain Incorporated	7.75	10-1-2019	12,520,000	13,380,750

Health Care: 2.62%

Health Care Equipment & Supplies: 1.21%
Biomet Incorporated	6.50	8-1-2020	9,235,000	9,846,819
Fresenius US Finance II Incorporated 144A	9.00	7-15-2015	7,000,000	7,175,000

				17,021,819

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2015 (unaudited)	Wells Fargo Advantage Short-Term High Yield Bond Fund	9

Security name	Interest rate	Maturity date	Principal	Value

Health Care Providers & Services: 1.41%
Fresenius Medical Care Holdings Incorporated	6.88%	7-15-2017	$12,834,000	$14,117,400
HCA Incorporated	8.00	10-1-2018	4,610,000	5,382,175
Universal Health Services Incorporated	7.13	6-30-2016	300,000	323,250

				19,822,825

Industrials: 6.59%

Aerospace & Defense: 0.83%
Esterline Technologies Corporation	7.00	8-1-2020	10,695,000	11,229,750
Huntington Ingalls Industries Incorporated	7.13	3-15-2021	365,000	393,342

				11,623,092

Building Products: 0.75%
Masco Corporation	5.85	3-15-2017	508,000	544,830
Masco Corporation	6.13	10-3-2016	9,409,000	10,044,108

				10,588,938

Commercial Services & Supplies: 0.84%
Deluxe Corporation	7.00	3-15-2019	2,770,000	2,870,413
Mobile Mini Incorporated	7.88	12-1-2020	470,000	497,025
RR Donnelley & Sons Company	5.50	5-15-2015	6,550,000	6,582,750
RR Donnelley & Sons Company	7.25	5-15-2018	1,705,000	1,901,075

				11,851,263

Diversified Consumer Services: 0.94%
ADT Corporation	2.25	7-15-2017	13,255,000	13,122,450

Electrical Equipment: 0.36%
General Cable Corporation ±(i)	2.63	4-1-2015	5,000,000	4,975,000

Machinery: 2.67%
Case New Holland Industrial Incorporated	7.88	12-1-2017	16,095,000	17,945,925
Manitowoc Company Incorporated	8.50	11-1-2020	6,140,000	6,631,200
SPX Corporation	6.88	9-1-2017	11,805,000	12,867,450

				37,444,575

Trading Companies & Distributors: 0.20%
International Lease Finance Corporation	5.75	5-15-2016	2,750,000	2,863,438

Information Technology: 1.62%

Electronic Equipment, Instruments & Components: 0.63%
Jabil Circuit Incorporated	7.75	7-15-2016	8,300,000	8,922,500

Internet Software & Services: 0.99%
IAC/InterActiveCorp	4.88	11-30-2018	13,400,000	13,869,000

Materials: 5.86%

Chemicals: 0.34%
Polyone Corporation	7.38	9-15-2020	4,480,000	4,754,400

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Short-Term High Yield Bond Fund	Portfolio of investments—February 28, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Construction Materials: 0.40%
Vulcan Materials Company	6.40%	11-30-2017	$3,250,000	$3,550,625
Vulcan Materials Company	6.50	12-1-2016	635,000	682,625
Vulcan Materials Company	7.00	6-15-2018	1,265,000	1,416,800

				5,650,050

Containers & Packaging: 2.52%
Greif Incorporated	6.75	2-1-2017	9,180,000	9,891,450
Owens Brockway Glass Container Incorporated	7.38	5-15-2016	6,560,000	6,986,400
Owens-Illinois Incorporated	7.80	5-15-2018	9,305,000	10,468,125
Reynolds Group Holdings Limited	7.13	4-15-2019	195,000	202,800
Reynolds Group Holdings Limited	7.88	8-15-2019	7,345,000	7,793,045

				35,341,820

Metals & Mining: 2.60%
Commercial Metals Company	7.35	8-15-2018	13,150,000	14,267,750
Steel Dynamics Incorporated	6.13	8-15-2019	9,690,000	10,392,525
Sunchoke Energy Incorporated	7.63	8-1-2019	4,310,000	4,476,151
US Steel Corporation	7.00	2-1-2018	6,923,000	7,398,956

				36,535,382

Telecommunication Services: 4.89%

Diversified Telecommunication Services: 3.14%
CenturyLink Incorporated	6.00	4-1-2017	10,390,000	11,117,300
Frontier Communications Corporation	8.13	10-1-2018	8,540,000	9,714,250
Level 3 Financing Incorporated	8.13	7-1-2019	10,080,000	10,659,600
Windstream Corporation	7.88	11-1-2017	8,050,000	8,714,125
Windstream Corporation	9.88	12-1-2018	3,630,000	3,829,650

				44,034,925

Wireless Telecommunication Services: 1.75%
Sprint Nextel Corporation	6.00	12-1-2016	14,260,000	14,964,088
T-Mobile USA Incorporated	6.46	4-28-2019	9,270,000	9,629,213

				24,593,301

Utilities: 3.08%

Gas Utilities: 0.68%
AmeriGas Partners LP	6.25	8-20-2019	9,085,000	9,493,825

Independent Power & Renewable Electricity Producers: 2.40%
AES Corporation	8.00	10-15-2017	15,080,000	16,965,000
NRG Energy Incorporated	7.63	1-15-2018	15,130,000	16,794,300

				33,759,300

Total Corporate Bonds and Notes (Cost $809,184,806)				807,780,264

Loans: 33.48%
Activision Blizzard Incorporated ±	3.25	10-12-2020	10,091,250	10,114,864
Allison Transmission Incorporated ±	2.93	8-7-2017	1,279,843	1,276,912

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2015 (unaudited)	Wells Fargo Advantage Short-Term High Yield Bond Fund	11

Security name	Interest rate	Maturity date	Principal	Value
Loans (continued)
Allison Transmission Incorporated ±	3.50%	8-23-2019	$6,198,157	$6,197,413
Aramark Corporation ±	3.25	9-7-2019	14,137,750	14,095,337
Aramark Corporation ±	3.67	7-26-2016	253,281	250,748
Berry Plastics Group Incorporated ±	3.50	2-8-2020	15,836,150	15,756,969
Biomet Incorporated ±	3.67	7-25-2017	10,122,125	10,110,485
Biomet Incorporated ±	3.17	3-25-2015	1,030,986	1,030,471
CDW LLC ±	3.25	4-29-2020	13,452,370	13,329,012
Cequel Communications LLC ±	3.50	2-14-2019	13,101,980	13,103,683
Chrysler Group LLC ±	3.50	5-24-2017	7,749,169	7,744,364
CHS/Community Health Systems Incorporated ±	4.25	1-27-2021	6,831,000	6,844,116
CHS/Community Health Systems Incorporated ±	3.42	1-25-2017	10,069,821	10,065,290
Cinemark USA Incorporated ±	3.18	12-18-2019	980,000	978,951
Crown Castle Operating Company ±	3.00	1-31-2021	8,728,872	8,709,232
Dell Incorporated ±<	4.50	4-29-2020	11,786,128	11,830,326
Delos Finance SARL ±	3.50	3-6-2021	9,865,000	9,860,857
DigitalGlobe Incorporated ±	3.75	1-31-2020	11,325,836	11,308,168
EFS Cogen Holdings I LLC ±	3.75	12-17-2020	6,931,709	6,905,715
Generac Power Systems Incorporated ±	3.25	5-31-2020	13,432,069	13,327,165
HCA Incorporated ±	2.67	2-2-2016	6,741,496	6,728,013
HCA Incorporated ±	2.92	3-31-2017	8,887,500	8,886,434
Huntsman International LLC ±	3.75	8-12-2021	11,120,000	11,138,570
Iasis Healthcare LLC ±	4.50	5-3-2018	7,732,125	7,736,997
Ineos US Finance LLC ±	3.75	5-4-2018	17,151,252	17,090,193
Intelsat Jackson Holdings SA ±	3.75	6-30-2019	14,548,512	14,434,160
KAR Auction Services Incorporated ±	3.50	3-7-2021	5,855,404	5,804,170
Level 3 Financing Incorporated ±	4.00	1-15-2020	8,300,000	8,295,850
Lifepoint Hospitals Incorporated ±	2.68	7-24-2017	4,793,654	4,807,124
Michaels Stores Incorporated ±	3.75	1-28-2020	13,960,717	13,869,135
NBTY Incorporated ±	3.50	10-1-2017	8,172,889	8,019,648
Novelis Incorporated ±	3.75	3-10-2017	13,196,683	13,174,644
Omnova Solutions Incorporated ±	4.25	5-31-2018	2,274,063	2,248,479
Peabody Energy Corporation ±	4.25	9-24-2020	7,519,813	7,076,670
Pinnacle Foods Finance LLC ±	3.00	4-29-2020	6,066,631	6,027,865
Rexnord LLC ±	4.00	8-21-2020	11,440,681	11,405,902
Reynolds Group Holdings Incorporated ±	4.00	12-1-2018	7,303,464	7,323,403
Salix Pharmaceuticals Limited ±	4.25	1-2-2020	9,688,534	9,682,527
SBA Senior Finance II LLC ±	3.25	3-24-2021	9,666,425	9,595,280
Select Medical Corporation ±	2.99	12-20-2016	948,664	948,076
Select Medical Corporation ±	3.75	6-1-2018	9,304,881	9,275,849
Sensata Technologies BV ±	3.25	5-12-2019	4,577,388	4,583,934
Serta Simmons Holdings LLC ±	4.25	10-1-2019	1,832,328	1,828,737
Spectrum Brands Incorporated ±	3.50	9-4-2019	987,500	985,031
SunGard Data Systems Incorporated ±	4.00	3-8-2020	5,317,693	5,316,044
Tempur-Pedic International Incorporated ±	3.50	3-18-2020	9,267,988	9,244,818
The Hertz Corporation ±	3.50	3-11-2018	10,097,449	10,018,588
The Hertz Corporation ±	4.00	3-11-2018	2,205,000	2,196,048
The Manitowoc Company Incorporated ±	3.25	1-3-2021	1,685,000	1,679,743
TransDigm Incorporated ±	3.50	2-14-2017	776,348	774,407
TransDigm Incorporated ±	3.75	2-28-2020	16,225,992	16,151,028
Valeant Pharmaceuticals International Incorporated ±	3.50	2-13-2019	15,677,867	15,641,965

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Short-Term High Yield Bond Fund	Portfolio of investments—February 28, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Loans (continued)
Virgin Media Investment Holdings Limited ±	3.50%	6-7-2020	$16,935,000	$16,882,840
Wendy’s International Incorporated ±	3.25	5-15-2019	2,020,892	2,011,636
West Corporation ±	3.25	6-30-2018	12,772,955	12,730,421
Zayo Group LLC ±<	4.00	7-2-2019	13,563,723	13,546,768

Total Loans (Cost $472,153,176)				470,001,075

Municipal Obligations: 1.08%

Alabama: 0.42%
Jefferson County AL Taxable Warrants Series B (GO)	4.90	4-1-2017	4,225,000	4,316,725
Jefferson County AL Taxable Warrants Series D (GO)	4.90	4-1-2017	1,540,000	1,573,433

				5,890,158

California: 0.33%
California Judgment Trust (Miscellaneous Revenue) ±	1.60	6-1-2015	1,185,000	1,184,988
Oakland CA Redevelopment Agency Refunding Bond Subordinated Housing Series A (Tax Revenue, Ambac Insured)	5.38	9-1-2016	3,420,000	3,478,037

				4,663,025

Texas: 0.33%
Dallas-Fort Worth TX International Airport Facilities Improvement Corporation (Industrial Development Revenue)	7.00	1-1-2016	4,485,000	4,643,948

Total Municipal Obligations (Cost $15,111,053)				15,197,131

Non-Agency Mortgage-Backed Securities: 0.00%
Salomon Brothers Mortgage Securities VII Series 1994-5 Class B2 ±(i)	2.73	4-25-2024	41,645	35,264

Total Non-Agency Mortgage-Backed Securities (Cost $41,243)				35,264

Yankee Corporate Bonds and Notes: 4.03%

Consumer Discretionary: 1.27%

Automobiles: 0.65%
Jaguar Land Rover Automotive plc 144A	4.13	12-15-2018	8,735,000	9,106,238

Media: 0.62%
Numericable Group SA 144A	4.88	5-15-2019	8,745,000	8,745,000

Financials: 0.18%

Diversified Financial Services: 0.18%
AerCap Ireland Capital Limited 144A	2.75	5-15-2017	2,535,000	2,540,552

Information Technology: 0.98%

Electronic Equipment, Instruments & Components: 0.98%
NXP BV/NXP Funding LLC 144A	3.50	9-15-2016	13,600,000	13,804,000

Materials: 1.44%

Metals & Mining: 1.44%
ArcelorMittal SA	6.13	6-1-2018	10,000,000	10,823,750
FMG Resources Limited 144A«	6.00	4-1-2017	9,260,000	9,346,805

				20,170,555

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2015 (unaudited)	Wells Fargo Advantage Short-Term High Yield Bond Fund	13

Security name	Interest rate	Maturity date	Principal	Value

Telecommunication Services: 0.16%

Diversified Telecommunication Services: 0.16%
Intelsat Jackson Holdings SA	7.25%	4-1-2019	$2,140,000	$2,214,900

Total Yankee Corporate Bonds and Notes (Cost $56,708,686)				56,581,245

	Yield		Shares
Short-Term Investments: 2.40%

Investment Companies: 2.40%
Securities Lending Cash Investments, LLC (l)(r)(u)	0.13		1,055,000	1,055,000
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)##	0.10		32,653,432	32,653,432

Total Short-Term Investments (Cost $33,708,432)				33,708,432

Total investments in securities (Cost $1,386,907,396) *	98.52%	1,383,303,411
Other assets and liabilities, net	1.48	20,767,547

Total net assets	100.00%	$1,404,070,958

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

±	Variable rate investment. The rate shown is the rate in effect at period end.

(i)	Illiquid security

<	All or a portion of the position represents an unfunded loan commitment.

«	All or a portion of this security is on loan.

(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

##	All or a portion of this security is segregated for unfunded loans.

*	Cost for federal income tax purposes is $1,387,066,345 and unrealized gains (losses) consists of:

Gross unrealized gains	$6,973,122
Gross unrealized losses	(10,736,056)

Net unrealized losses	$(3,762,934)

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Short-Term High Yield Bond Fund	Statement of assets and liabilities—February 28, 2015 (unaudited)

Assets
Investments
In unaffiliated securities (including $1,032,817 of securities loaned), at value (cost $1,353,198,964)	$1,349,594,979
In affiliated securities, at value (cost $33,708,432)	33,708,432

Total investments, at value (cost $1,386,907,396)	1,383,303,411
Receivable for investments sold	32,198,867
Principal paydown receivable	341
Receivable for Fund shares sold	1,649,113
Receivable for interest	15,131,648
Receivable for securities lending income	8,881
Prepaid expenses and other assets	106,120

Total assets	1,432,398,381

Liabilities
Dividends payable	656,504
Payable for investments purchased	21,664,810
Payable for Fund shares redeemed	4,107,023
Payable upon receipt of securities loaned	1,055,000
Advisory fee payable	344,409
Distribution fee payable	76,160
Administration fees payable	194,486
Accrued expenses and other liabilities	229,031

Total liabilities	28,327,423

Total net assets	$1,404,070,958

NET ASSETS CONSIST OF
Paid-in capital	$1,421,950,295
Overdistributed net investment income	(802,825)
Accumulated net realized losses on investments	(13,472,527)
Net unrealized losses on investments	(3,603,985)

Total net assets	$1,404,070,958

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$216,876,729
Shares outstanding – Class A1	26,640,446
Net asset value per share – Class A	$8.14
Maximum offering price per share – Class A2	$8.39
Net assets – Class C	$127,313,408
Shares outstanding – Class C1	15,638,767
Net asset value per share – Class C	$8.14
Net assets – Administrator Class	$371,349,969
Shares outstanding – Administrator Class[1]	45,631,440
Net asset value per share – Administrator Class	$8.14
Net assets – Institutional Class	$507,300,671
Shares outstanding – Institutional Class[1]	62,427,322
Net asset value per share – Institutional Class	$8.13
Net assets – Investor Class	$181,230,181
Shares outstanding – Investor Class[1]	22,259,991
Net asset value per share – Investor Class	$8.14

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/97 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended February 28, 2015 (unaudited)	Wells Fargo Advantage Short-Term High Yield Bond Fund	15

Investment income
Interest	$31,689,217
Securities lending income, net	51,209
Income from affiliated securities	20,477

Total investment income	31,760,903

Expenses
Advisory fee	3,333,696
Administration fees
Fund level	393,467
Class A	193,823
Class C	106,375
Administrator Class	224,314
Institutional Class	219,328
Investor Class	191,591
Shareholder servicing fees
Class A	302,849
Class C	166,211
Administrator Class	558,025
Investor Class	251,149
Distribution fee
Class C	498,633
Custody and accounting fees	42,392
Professional fees	28,944
Registration fees	68,016
Shareholder report expenses	62,711
Trustees’ fees and expenses	5,245
Other fees and expenses	24,173

Total expenses	6,670,942
Less: Fee waivers and/or expense reimbursements	(976,686)

Net expenses	5,694,256

Net investment income	26,066,647

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized losses on investments	(12,710,486)
Net change in unrealized gains (losses) on investments	(1,186,924)

Net realized and unrealized gains (losses) on investments	(13,897,410)

Net increase in net assets resulting from operations	$12,169,237

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Short-Term High Yield Bond Fund	Statement of changes in net assets

	Six months ended February 28, 2015 (unaudited)		Year ended August 31, 2014

Operations
Net investment income		$26,066,647		$54,855,027
Net realized losses on investments		(12,710,486)		(1,133,585)
Net change in unrealized gains (losses) on investments		(1,186,924)		(62,645)

Net increase in net assets resulting from operations		12,169,237		53,658,797

Distributions to shareholders from
Net investment income
Class A		(3,914,320)		(9,990,440)
Class C		(1,651,736)		(3,525,479)
Administrator Class		(7,584,967)		(18,901,024)
Institutional Class		(9,700,212)		(13,627,741)
Investor Class		(3,227,201)		(8,293,472)
Net realized gains
Class A		0		(679,349)
Class C		0		(311,057)
Administrator Class		0		(1,207,759)
Institutional Class		0		(665,596)
Investor Class		0		(604,264)

Total distributions to shareholders		(26,078,436)		(57,806,181)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	2,660,513	21,558,504	15,249,110	125,909,022
Class C	1,293,313	10,482,374	5,706,301	47,093,148
Administrator Class	8,474,919	68,634,959	44,029,190	363,558,568
Institutional Class	16,838,325	136,382,125	64,080,938	527,975,480
Investor Class	5,001,870	40,545,152	18,738,706	154,708,427

		277,603,114		1,219,244,645

Reinvestment of distributions
Class A	459,625	3,727,177	1,244,498	10,266,433
Class C	194,901	1,580,478	444,388	3,665,809
Administrator Class	844,354	6,845,262	2,075,373	17,116,408
Institutional Class	752,521	6,091,312	970,793	7,988,302
Investor Class	383,600	3,110,776	994,682	8,205,806

		21,355,005		47,242,758

Payment for shares redeemed
Class A	(10,199,574)	(82,601,054)	(17,587,268)	(144,910,840)
Class C	(3,346,846)	(27,115,267)	(4,904,512)	(40,456,301)
Administrator Class	(25,803,616)	(209,054,668)	(51,142,790)	(422,085,077)
Institutional Class	(21,249,989)	(171,488,828)	(24,797,924)	(204,250,615)
Investor Class	(10,907,054)	(88,242,818)	(23,422,680)	(193,143,088)

		(578,502,635)		(1,004,845,921)

Net increase (decrease) in net assets resulting from capital share transactions		(279,544,516)		261,641,482

Total increase (decrease) in net assets		(293,453,715)		257,494,098

Net assets
Beginning of period		1,697,524,673		1,440,030,575

End of period		$1,404,070,958		$1,697,524,673

Overdistributed net investment income		$(802,825)		$(791,036)

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Short-Term High Yield Bond Fund	17

(For a share outstanding throughout each period)

	Six months ended February 28, 2015 (unaudited)	Year ended August 31					Year ended May 31, 2010
CLASS A		2014	2013	2012	2011	2010[1]
Net asset value, beginning of period	$8.20	$8.21	$8.26	$8.04	$8.18	$8.09	$7.82
Net investment income	0.13	0.27	0.31	0.36	0.40	0.11	0.45
Net realized and unrealized gains (losses) on investments	(0.06)	0.01	(0.05)	0.26	(0.14)	0.09	0.26

Total from investment operations	0.07	0.28	0.26	0.62	0.26	0.20	0.71
Distributions to shareholders from
Net investment income	(0.13)	(0.27)	(0.31)	(0.36)	(0.40)	(0.11)	(0.44)
Net realized gains	0.00	(0.02)	(0.00)[2]	(0.04)	0.00	0.00	0.00

Total distributions to shareholders	(0.13)	(0.29)	(0.31)	(0.40)	(0.40)	(0.11)	(0.44)
Net asset value, end of period	$8.14	$8.20	$8.21	$8.26	$8.04	$8.18	$8.09
Total return[3]	0.87%	3.40%	3.17%	7.81%	3.10%	2.43%	9.17%
Ratios to average net assets (annualized)
Gross expenses	0.91%	0.91%	0.94%	0.99%	1.00%	1.01%	1.03%
Net expenses	0.81%	0.81%	0.81%	0.81%	0.81%	0.81%	0.81%
Net investment income	3.23%	3.27%	3.73%	4.33%	4.77%	5.14%	5.50%
Supplemental data
Portfolio turnover rate	13%	28%	33%	28%	36%	15%	40%
Net assets, end of period (000s omitted)	$216,877	$276,436	$285,726	$261,173	$201,523	$235,754	$212,688

[1]	For the three months ended August 31, 2010. The Fund changed its fiscal year end from May 31 to August 31, effective August 31, 2010.

[2]	Amount is less than $0.005.

[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Short-Term High Yield Bond Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 28, 2015 (unaudited)	Year ended August 31					Year ended May 31, 2010
CLASS C		2014	2013	2012	2011	2010[1]
Net asset value, beginning of period	$8.20	$8.21	$8.26	$8.04	$8.18	$8.09	$7.82
Net investment income	0.10	0.21	0.25	0.29 [2]	0.33	0.09	0.38
Net realized and unrealized gains (losses) on investments	(0.06)	0.01	(0.06)	0.26	(0.14)	0.09	0.26

Total from investment operations	0.04	0.22	0.19	0.55	0.19	0.18	0.64
Distributions to shareholders from
Net investment income	(0.10)	(0.21)	(0.24)	(0.29)	(0.33)	(0.09)	(0.37)
Net realized gains	0.00	(0.02)	(0.00)[3]	(0.04)	0.00	0.00	0.00

Total distributions to shareholders	(0.10)	(0.22)	(0.24)	(0.33)	(0.33)	(0.09)	(0.37)
Net asset value, end of period	$8.14	$8.20	$8.21	$8.26	$8.04	$8.18	$8.09
Total return[4]	0.50%	2.62%	2.40%	7.00%	2.33%	2.24%	8.35%
Ratios to average net assets (annualized)
Gross expenses	1.66%	1.66%	1.69%	1.73%	1.75%	1.76%	1.78%
Net expenses	1.56%	1.56%	1.56%	1.56%	1.56%	1.56%	1.56%
Net investment income	2.48%	2.52%	2.98%	3.58%	3.97%	4.39%	4.69%
Supplemental data
Portfolio turnover rate	13%	28%	33%	28%	36%	15%	40%
Net assets, end of period (000s omitted)	$127,313	$143,444	$133,379	$102,780	$71,831	$36,050	$32,985

[1]	For the three months ended August 31, 2010. The Fund changed its fiscal year end from May 31 to August 31, effective August 31, 2010.

[2]	Calculated based upon average shares outstanding

[3]	Amount is less than $0.005.

[4]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Short-Term High Yield Bond Fund	19

(For a share outstanding throughout each period)

	Six months ended February 28, 2015 (unaudited)	Year ended August 31
ADMINISTRATOR CLASS		2014	2013	2012	2011	2010[1]
Net asset value, beginning of period	$8.20	$8.20	$8.26	$8.03	$8.18	$8.18
Net investment income	0.14	0.28	0.32	0.37	0.41	0.03 [2]
Net realized and unrealized gains (losses) on investments	(0.06)	0.02	(0.06)	0.27	(0.15)	0.00 [3]

Total from investment operations	0.08	0.30	0.26	0.64	0.26	0.03
Distributions to shareholders from
Net investment income	(0.14)	(0.28)	(0.32)	(0.37)	(0.41)	(0.03)
Net realized gains	0.00	(0.02)	(0.00)[3]	(0.04)	0.00	0.00

Total distributions to shareholders	(0.14)	(0.30)	(0.32)	(0.41)	(0.41)	(0.03)
Net asset value, end of period	$8.14	$8.20	$8.20	$8.26	$8.03	$8.18
Total return[4]	0.95%	3.69%	3.21%	8.12%	3.15%	0.39%
Ratios to average net assets (annualized)
Gross expenses	0.85%	0.84%	0.87%	0.92%	0.94%	0.89%
Net expenses	0.65%	0.65%	0.65%	0.65%	0.65%	0.64%
Net investment income	3.38%	3.44%	3.89%	4.48%	4.87%	4.39%
Supplemental data
Portfolio turnover rate	13%	28%	33%	28%	36%	15%
Net assets, end of period (000s omitted)	$371,350	$509,059	$550,981	$459,746	$249,301	$60

[1]	For the period from July 30, 2010 (commencement of class operations) to August 31, 2010

[2]	Calculated based upon average shares outstanding

[3]	Amount is less than $0.005.

[4]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage Short-Term High Yield Bond Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 28, 2015 (unaudited)	Year ended August 31
INSTITUTIONAL CLASS		2014	2013[1]
Net asset value, beginning of period	$8.18	$8.19	$8.28
Net investment income	0.14	0.29	0.25
Net realized and unrealized gains (losses) on investments	(0.05)	0.01	(0.09)

Total from investment operations	0.09	0.30	0.16
Distributions to shareholders from
Net investment income	(0.14)	(0.29)	(0.25)
Net realized gains	0.00	(0.02)	(0.00)[2]

Total distributions to shareholders	(0.14)	(0.31)	(0.25)
Net asset value, end of period	$8.13	$8.18	$8.19
Total return[3]	1.15%	3.72%	1.92%
Ratios to average net assets (annualized)
Gross expenses	0.58%	0.58%	0.60%
Net expenses	0.50%	0.50%	0.50%
Net investment income	3.54%	3.58%	4.05%
Supplemental data
Portfolio turnover rate	13%	28%	33%
Net assets, end of period (000s omitted)	$507,301	$540,824	$211,642

[1]	For the period from November 30, 2012 (commencement of class operations) to August 31, 2013

[2]	Amount is less than $0.005.

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Short-Term High Yield Bond Fund	21

(For a share outstanding throughout each period)

	Six months ended February 28, 2015 (unaudited)	Year ended August 31					Year ended May 31, 2010
INVESTOR CLASS		2014	2013	2012	2011	2010[1]
Net asset value, beginning of period	$8.20	$8.21	$8.26	$8.03	$8.18	$8.09	$7.82
Net investment income	0.13	0.27	0.31	0.35 [2]	0.39	0.11	0.44
Net realized and unrealized gains (losses) on investments	(0.06)	0.00 [3]	(0.06)	0.27	(0.15)	0.08	0.26

Total from investment operations	0.07	0.27	0.25	0.62	0.24	0.19	0.70
Distributions to shareholders from
Net investment income	(0.13)	(0.26)	(0.30)	(0.35)	(0.39)	(0.10)	(0.43)
Net realized gains	0.00	(0.02)	(0.00)[3]	(0.04)	0.00	0.00	0.00

Total distributions to shareholders	(0.13)	(0.28)	(0.30)	(0.39)	(0.39)	(0.10)	(0.43)
Net asset value, end of period	$8.14	$8.20	$8.21	$8.26	$8.03	$8.18	$8.09
Total return[4]	0.85%	3.36%	3.13%	7.91%	2.95%	2.42%	9.12%
Ratios to average net assets (annualized)
Gross expenses	0.94%	0.94%	0.97%	1.01%	1.03%	1.05%	1.07%
Net expenses	0.84%	0.84%	0.84%	0.84%	0.84%	0.85%	0.86%
Net investment income	3.20%	3.24%	3.70%	4.30%	4.76%	5.10%	5.49%
Supplemental data
Portfolio turnover rate	13%	28%	33%	28%	36%	15%	40%
Net assets, end of period (000s omitted)	$181,230	$227,763	$258,302	$232,175	$170,952	$177,946	$165,759

[1]	For the three months ended August 31, 2010. The Fund changed its fiscal year end from May 31 to August 31, effective August 31, 2010.

[2]	Calculated based upon average shares outstanding

[3]	Amount is less than $0.005.

[4]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Advantage Short-Term High Yield Bond Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Advantage Short-Term High Yield Bond Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued at net asset value when available.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

Notes to financial statements (unaudited)	Wells Fargo Advantage Short-Term High Yield Bond Fund	23

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statement of Operations.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Loans

The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of August 31, 2014, the Fund had capital loss carryforwards which consist of $760,488 in short-term capital losses.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

24	Wells Fargo Advantage Short-Term High Yield Bond Fund	Notes to financial statements (unaudited)

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of February 28, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :

Corporate bonds and notes	$0	$807,780,264	$0	$807,780,264

Loans	0	465,822,105	4,178,970	470,001,075

Municipal obligations	0	15,197,131	0	15,197,131

Non-agency mortgage-backed securities	0	35,264	0	35,264

Yankee corporate bonds and notes	0	56,581,245	0	56,581,245

Short-term investments
Investment companies	32,653,432	1,055,000	0	33,708,432
Total assets	$32,653,432	$1,346,471,009	$4,178,970	$1,383,303,411

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At February 28, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.45% and declining to 0.35% as the average daily net assets of the Fund increase. For the six months ended February 28, 2015, the advisory fee was equivalent to an annual rate of 0.42% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. WellsCap, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.35% and declining to 0.20% as the average daily net assets of the Fund increase.

Notes to financial statements (unaudited)	Wells Fargo Advantage Short-Term High Yield Bond Fund	25

Administration fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Class A, Class C	0.16%
Administrator Class	0.10
Institutional Class	0.08
Investor Class	0.19

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through December 31, 2015 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.81% for Class A shares, 1.56% for Class C shares, 0.65% for Administrator Class shares, 0.50% for Institutional Class shares, and 0.84% for Investor Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fee

The Trust has adopted a Distribution Plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended February 28, 2015, Funds Distributor received $3,148 from the sale of Class A shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, Administrator Class, and Investor Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended February 28, 2015 were $198,362,819 and $374,679,224, respectively.

As of February 28, 2015, the Fund had unfunded term loan commitments of $10,894,631.

6. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds in the Trust) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the six months ended February 28, 2015, the Fund paid $1,544 in commitment fees.

For the six months ended February 28, 2015, there were no borrowings by the Fund under the agreement.

7. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

26	Wells Fargo Advantage Short-Term High Yield Bond Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargoadvantagefunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Advantage Short-Term High Yield Bond Fund	27

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo Advantage family of funds, which consists of 134 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
William R. Ebsworth (Born 1957)	Trustee, since 2015**	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director at Fidelity Management and Research Company and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. in Boston, Tokyo, and Hong Kong where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Mr. Ebsworth is an Adjunct Lecturer, Finance, at Babson College and a Chartered Financial Analyst.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015**	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior thereto, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Chartered Financial Analyst (inactive), Chair of Taproot Foundation (non-profit organization) and a Board Member of Ruth Bancroft Garden (non-profit organization).	Asset Allocation Trust
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Delux Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy. Mr. Harris is a certified public accountant.	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust

28	Wells Fargo Advantage Short-Term High Yield Bond Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	William R. Ebsworth and Jane A. Freeman each became a Trustee effective January 1, 2015.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011. Owned and operated a consulting business providing services to various hedge funds including acting as Chief Operating Officer and Chief Compliance Officer for a hedge fund from 2007 to 2008. Chief Operating Officer and Chief Compliance Officer of GMN Capital LLC from 2006 to 2007.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank N.A. from 1996 to 2013.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Senior Vice President of Wells Fargo Funds Management, LLC since 2007 and Chief Compliance Officer from 2007 to 2014. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 73 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 61 funds and Assistant Treasurer of 73 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

List of abbreviations	Wells Fargo Advantage Short-Term High Yield Bond Fund	29

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Columbian Peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2015 Wells Fargo Funds Management, LLC. All rights reserved.

232059 04-15 SA222/SAR222 02-15

Wells Fargo Advantage
Ultra Short-Term Income Fund

Semi-Annual Report

February 28, 2015

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of February 28, 2015, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Advantage Ultra Short-Term Income Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Major central banks continued to inject liquidity into global banks and markets through various accommodative monetary policies, including quantitative easing.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage Ultra Short-Term Income Fund for the six-month period that ended February 28, 2015. The period was marked by low interest rates, a large decline in oil prices, and moderate U.S. economic growth. Investment-grade bonds, as measured by the Barclays U.S. Aggregate Bond Index1, returned 2.25% during the period.

Major central banks continued to provide stimulus.

Major central banks continued to inject liquidity into global banks and markets through various accommodative monetary policies, including quantitative easing. In the U.S., the Federal Reserve (Fed) kept its key interest rate near zero in order to support the economy and the financial system. It ended its quantitative easing program in October 2014 and also set expectations for it to begin normalizing monetary policy with higher target ranges for the federal funds rate in 2015.

Meanwhile, European markets continued to benefit from the European Central Bank’s (ECB’s) willingness to maintain low interest rates. In September 2014, the ECB cut its key rate to a historic low of 0.05%. In addition to its targeted longer-term refinancing operations that are designed to increase bank lending, the ECB said it intends to increase the size of its balance sheet, a result of quantitative easing, by buying eurozone government bonds. In Japan, the Bank of Japan maintained an aggressive monetary program aimed at combating deflation.

U.S. economic growth was moderate, and oil prices plummeted.

Economic growth advanced during the reporting period, the unemployment rate ticked lower to 5.5% as of February 2015, and inflation remained below the Fed’s longer-run objective of a 2% pace. The period was also marked by dramatically lower oil prices, which fell from more than $90 per barrel at the end of August 2014 to below $50 per barrel at the end of February 2015. While lower oil prices benefited consumers of oil products, the lower prices pressured companies within the energy sector.

Longer-dated securities and higher-rated credits were top performers.

Ten-year U.S. Treasury rates declined during the period, from 2.35% at end of August 2014 to 2.03% by the end of February 2015, benefiting both from safe-haven status as well as relative attractiveness to global investors. With the U.S. economy the furthest along its business cycle, the level of interest rates in the U.S. and Europe diverged. The 10-year U.S. Treasury yield was 2.03% at the end of February 2015 compared with 0.30% for 10-year German government yields, 173 basis points (bps; 100 bps equals 1.00%) higher. This was largely attributed to the Fed being closer to eventually increasing interest rates while the ECB potentially needs to further increase, rather than scale back, its amount of accommodation. Further, U.S. economic activity was healthier than Europe’s.

Treasury bonds with maturities greater than 20 years returned more than 10% during the six-month period that ended February 28, 2015, according to the Barclays U.S. Aggregate Bond Index. This was due, in part, to strong demand from overseas investors because yields in Europe and Japan were substantially lower

[1]	The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS, and CMBS. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Advantage Ultra Short-Term Income Fund	3

than U.S. yields. In addition, because the dollar strengthened, the returns from Treasuries were even higher for foreign-domiciled investors. Longer-maturity debt across all sectors outperformed shorter-dated securities.

Investment-grade corporate bonds returned 2.29% during the six-month reporting period, according to the Barclays U.S. Aggregate Bond Index, and AAA-rated2 bonds had higher returns than BBB-rated bonds. Lower-rated credits, including high yield, underperformed as oil prices fell dramatically. Not only were many energy and mining companies negatively affected, but investor trepidation about weak global growth caused investment-grade spreads to modestly widen while high-yield spreads widened substantially.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Advantage Funds offers more than 100 mutual funds and other investments spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future.

[2]	The ratings indicated are from Standard & Poor’s, Moody’s Investors Service, and/or Fitch Ratings Ltd. Standard & Poor’s rates the creditworthiness of bonds from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Moody’s rates the creditworthiness of bonds from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Fitch rates the creditworthiness of bonds from AAA (highest) to D (lowest).

4	Wells Fargo Advantage Ultra Short-Term Income Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks current income consistent with capital preservation.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Christopher Y. Kauffman, CFA

Jay N. Mueller, CFA

Thomas M. Price, CFA

Noah Wise, CFA

Average annual total returns1 (%) as of February 28, 2015

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (SADAX)	8-31-1999	(1.85)	0.68	1.69	0.15	1.09	1.89	0.78	0.71
Class C (WUSTX)	7-18-2008	(1.68)	0.35	1.14	(0.68)	0.35	1.14	1.53	1.46
Administrator Class (WUSDX)	4-8-2005	–	–	–	0.30	1.24	2.02	0.72	0.56
Institutional Class (SADIX)	8-31-1999	–	–	–	0.50	1.46	2.28	0.45	0.36
Investor Class (STADX)	11-25-1998	–	–	–	0.01	1.05	1.86	0.81	0.74
Barclays Short-Term U.S. Government/Corporate Index[4]	–	–	–	–	0.21	0.35	1.98	–	–
Barclays 9-12 Month U.S. Short-Term Treasury Index[5]	–	–	–	–	0.21	0.34	1.98	–	–
Barclays 1-3 Year U.S. Government/Credit Bond Index[6]	–	–	–	–	0.80	1.28	2.91	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 2.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class, Institutional Class, and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest-rate changes and their impact on the Fund and its share price can be sudden and unpredictable. Loans are subject to risks similar to those associated with other below-investment-grade bond investments, such as credit risk (for example, risk of issuer default), below-investment-grade bond risk (for example, risk of greater volatility in value), and risk that the loan may become illiquid or difficult to price. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to foreign investment risk, high-yield securities risk, and mortgage- and asset-backed securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage Ultra Short-Term Income Fund	5

Ten largest long-term holdings[7] (%) as of February 28, 2015
FNMA, 3.50%, 3-18-2030	1.08
Chase Issuance Trust Series 2012-A5 Class A5, 0.59%, 8-15-2017	0.98
Nissan Auto Lease Trust Series 2014-B Class A2A, 0.73%, 4-17-2017	0.90
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2014-INN Class A, 1.09%, 6-15-2029	0.89
Ford Credit Auto Lease Trust Series 2014-B Class A2A, 0.51%, 3-15-2017	0.74
Providence Health & Services Company, 1.06%, 10-1-2016	0.72
Port Arthur TX Naval District Environmental Facilities Motiva Enterprises Project Series B, 0.09%, 12-1-2039	0.72
Chase Issuance Trust Series 2012-A3 Class A3, 0.79%, 6-15-2017	0.71
Bear Stearns Companies Incorporated, 5.55%, 1-22-2017	0.69
Experian Finance plc, 2.38%, 6-15-2017	0.69

Portfolio allocation[8] as of February 28, 2015

[1]	Effective June 20, 2008, Advisor Class was renamed Class A and modified to assume the features and attributes of Class A. Historical performance shown for Class A shares through June 19, 2008, includes Advisor Class expenses. Historical performance shown for Class C shares prior to their inception reflects the performance of Investor Class shares, adjusted to reflect the higher expenses applicable to Class C shares. Historical performance shown for Administrator Class shares prior to their inception reflects the performance of Institutional Class shares, adjusted to reflect the higher expenses applicable to Administrator Class shares.

[2]	Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.01% in acquired fund fees and expenses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include acquired fund fees and expenses.

[3]	The Adviser has committed through December 31, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 0.70% for Class A, 1.45% for Class C, 0.55% for Administrator Class, 0.35% for Institutional Class, and 0.73% for Investor Class. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

[4]	The Barclays Short-Term U.S. Government/Corporate Index contains securities that have fallen out of the Barclays U.S. Government/Credit Index because of the standard minimum one-year to maturity constraint. Securities in the Barclays Short-Term U.S. Government/Corporate Index must have a maturity from one up to (but not including) 12 months. You cannot invest directly in an index.

[5]	The Barclays 9-12 Month U.S. Short-Term Treasury Index is an unmnaged index that includes aged U.S. Treasury bills, notes and bonds with a remaining maturity from nine up to (but not including) 12 months. It excludes zero-coupon STRIPS. You cannot invest directly in an index.

[6]	The Barclays 1-3 Year U.S. Government/Credit Bond Index is the one- to three-year component of the Barclays U.S. Government/Credit Bond Index that includes securities in the Government and Credit Indexes. The Government Index includes Treasuries (that is, public obligations of the U.S. Treasury that have remaining maturities of more than one year) and agencies (that is, publicly issued debt of U.S. Government agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. Government). The Credit Index includes publicly issued U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity, and quality requirements. You cannot invest directly in an index.

[7]	The ten largest long-term holdings are calculated based on the value of the securities divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[8]	Amounts are calculated based on the total long-term investments of the Fund. These percentages are subject to change and may have changed since the date specified.

6	Wells Fargo Advantage Ultra Short-Term Income Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from September 1, 2014 to February 28, 2015.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 9-1-2014	Ending account value 2-28-2015	Expenses paid during the period¹	Net annualized expense ratio
Class A
Actual	$1,000.00	$999.02	$3.47	0.70%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.32	$3.51	0.70%
Class C
Actual	$1,000.00	$995.35	$7.17	1.45%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.60	$7.25	1.45%
Administrator Class
Actual	$1,000.00	$999.76	$2.73	0.55%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.07	$2.76	0.55%
Institutional Class
Actual	$1,000.00	$1,000.77	$1.74	0.35%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.06	$1.76	0.35%
Investor Class
Actual	$1,000.00	$998.89	$3.62	0.73%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.17	$3.66	0.73%

[1]	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—February 28, 2015 (unaudited)	Wells Fargo Advantage Ultra Short-Term Income Fund	7

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities: 15.95%
FDIC Series 2013-R1 Class A 144A	1.15%	3-25-2033	$3,689,127	$3,663,820
FHLMC ±	2.36	3-1-2035	1,590,023	1,700,031
FHLMC ±	2.37	11-1-2035	6,566,412	7,017,784
FHLMC ±	2.38	4-1-2032	141,625	150,231
FHLMC ±	2.38	6-1-2032	6,580	6,981
FHLMC ±	2.44	10-1-2031	77,462	78,073
FHLMC ±	2.46	1-1-2029	76,797	77,587
FHLMC ±	2.53	7-1-2029	4,998	5,216
FHLMC	4.50	2-1-2020	2,050,769	2,178,795
FHLMC	4.50	8-1-2020	1,156,052	1,231,840
FHLMC	4.50	1-1-2022	959,742	1,022,606
FHLMC	5.00	12-1-2019	2,320,046	2,476,077
FHLMC	5.50	8-1-2018	600,287	630,936
FHLMC	6.00	4-1-2016	72,475	74,118
FHLMC	6.00	5-1-2017	334,071	346,540
FHLMC	6.00	1-1-2024	2,131,719	2,338,466
FHLMC	7.00	6-1-2031	420,940	489,811
FHLMC	9.00	11-1-2016	52,565	54,968
FHLMC	9.00	12-1-2016	188,410	195,567
FHLMC	9.00	8-1-2018	61,325	64,679
FHLMC	9.00	10-1-2019	46,059	50,345
FHLMC	9.50	12-1-2016	23,398	23,709
FHLMC	9.50	5-1-2020	9,290	9,405
FHLMC	9.50	9-1-2020	107,155	118,331
FHLMC	9.50	12-1-2022	203,918	221,764
FHLMC	10.00	11-17-2021	35,137	36,073
FHLMC	10.50	5-1-2020	114,357	128,409
FHLMC Series 2530 Class BH	5.00	11-15-2017	1,438,475	1,498,863
FHLMC Series 2617 Class GR	4.50	5-15-2018	461,093	479,913
FHLMC Series 2684 Class PE	5.00	1-15-2033	59,784	61,274
FHLMC Series 2690 Class TG	4.50	4-15-2032	365,527	376,378
FHLMC Series 2704 Class BH	4.50	11-15-2023	1,257,037	1,359,829
FHLMC Series 2707 Class QE	4.50	11-15-2018	912,604	959,156
FHLMC Series 2727 Class PE	4.50	7-15-2032	602,012	615,827
FHLMC Series 2843 Class BC	5.00	8-15-2019	1,124,681	1,185,616
FHLMC Series 2849 Class B	5.00	8-15-2019	2,046,283	2,163,605
FHLMC Series 2855 Class WN	4.00	9-15-2019	458,628	484,338
FHLMC Series 2864 Class NB	5.50	7-15-2033	1,906,454	2,021,705
FHLMC Series 2881 Class AE	5.00	8-15-2034	938,265	996,415
FHLMC Series 2896 Class CB	4.50	11-15-2019	1,664,987	1,746,809
FHLMC Series 2907 Class HE	5.00	5-15-2033	2,755,994	2,802,246
FHLMC Series 2937 Class HJ	5.00	10-15-2019	70,349	70,557
FHLMC Series 2953 Class LD	5.00	12-15-2034	591,579	625,143
FHLMC Series 2963 Class BP	5.00	9-15-2034	307,643	315,189
FHLMC Series 3053 Class AC	5.00	2-15-2035	318,594	319,876
FHLMC Series 3166 Class AC	5.00	6-15-2021	10,585,600	11,469,053
FHLMC Series 3420 Class A	4.50	1-15-2027	104,681	105,056
FHLMC Series 3501 Class AC	4.00	8-15-2023	1,201,197	1,235,845
FHLMC Series 3538 Class DE	3.50	7-15-2023	1,002,485	1,021,716
FHLMC Series 3574 Class EA	3.00	9-15-2021	443,067	454,044

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Advantage Ultra Short-Term Income Fund	Portfolio of investments—February 28, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FHLMC Series 3589 Class CA	4.00%	10-15-2021	$719,465	$736,596
FHLMC Series 3619 Class EB	3.50	5-15-2024	223,481	230,653
FHLMC Series 3647 Class BG	4.00	12-15-2027	30,834	30,838
FHLMC Series 3649 Class DG	4.00	4-15-2028	3,943,376	4,034,871
FHLMC Series 3656 Class EC	3.50	5-15-2024	590,932	600,577
FHLMC Series 3660 Class HE	3.50	10-15-2023	262,322	265,032
FHLMC Series 3689 Class BD	2.00	7-15-2020	484,435	485,691
FHLMC Series 3706 Class AB	3.50	7-15-2020	1,738,806	1,780,473
FHLMC Series 3728 Class EA	3.50	9-15-2020	1,808,810	1,838,641
FHLMC Series 3728 Class EH	3.00	9-15-2020	1,353,224	1,373,160
FHLMC Series 3772 Class HC	3.00	10-15-2018	1,224,735	1,258,454
FHLMC Series 3780 Class DG	3.00	10-15-2027	1,074,684	1,091,273
FHLMC Series 3780 Class GX	3.50	9-15-2028	5,336,530	5,541,303
FHLMC Series 3784 Class DA	4.00	7-15-2025	443,428	459,692
FHLMC Series 3821 Class LA	3.50	4-15-2025	845,377	877,602
FHLMC Series 3834 Class EA	3.50	6-15-2029	944,554	986,467
FHLMC Series 3842 Class CJ	2.00	9-15-2018	398,785	403,320
FHLMC Series 3878 Class JA	3.50	1-15-2025	661,062	680,199
FHLMC Series 3888 Class JP	4.00	2-15-2037	336,878	344,095
FHLMC Series 3898 Class NE	4.00	7-15-2040	1,172,330	1,214,712
FHLMC Series 3952 Class MK	3.00	11-15-2021	967,864	974,560
FHLMC Series K003 Class A3	4.32	12-25-2015	1,584,945	1,616,659
FHLMC Series K003 Class AAB	4.77	5-25-2018	1,077,719	1,138,507
FHLMC Series K702 Class A1	2.08	12-25-2017	4,763,762	4,846,513
FHLMC Series T-42 Class A6	9.50	2-25-2042	968,636	1,198,795
FHLMC Series Y2-2015 Class 1	2.60	4-20-2015	260,590	261,368
FNMA ±	1.77	10-1-2031	148,918	153,402
FNMA	1.89	2-1-2017	2,000,000	2,032,433
FNMA ±	1.98	1-1-2023	19,447	19,519
FNMA ±	2.14	12-1-2034	1,579,851	1,690,509
FNMA ±	2.25	5-1-2032	44,783	47,715
FNMA ±	2.31	11-1-2031	98,018	102,998
FNMA ±	2.32	4-1-2038	4,461,913	4,746,242
FNMA ±	2.34	6-1-2032	144,796	152,877
FNMA ±	2.38	12-1-2040	454,382	482,388
FNMA ±	2.39	2-1-2033	695,077	737,062
FNMA ±	2.40	8-1-2045	1,455,950	1,554,486
FNMA ±	2.42	5-1-2036	1,627,879	1,741,728
FNMA ±	2.49	11-1-2034	2,467,088	2,637,756
FNMA ±	2.50	5-1-2036	1,740,168	1,847,702
FNMA	2.71	9-1-2017	3,591,002	3,709,168
FNMA	3.00	1-1-2021	911,851	956,062
FNMA	3.09	5-1-2016	1,136,178	1,157,469
FNMA	3.18	12-1-2017	4,364,173	4,476,896
FNMA	3.21	2-1-2016	467,228	475,096
FNMA ±	3.36	4-1-2033	5,378	5,601
FNMA ±	3.45	7-1-2033	64,649	65,647
FNMA	3.50	9-1-2018	836,466	887,622
FNMA %%	3.50	3-18-2030	17,000,000	18,025,763
FNMA	3.77	1-1-2018	1,178,664	1,185,286

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2015 (unaudited)	Wells Fargo Advantage Ultra Short-Term Income Fund	9

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA	4.00%	5-25-2019	$163,302	$172,647
FNMA	4.00	12-15-2024	945,729	987,712
FNMA	4.22	5-1-2016	2,244,200	2,307,941
FNMA	4.29	5-1-2016	770,404	793,016
FNMA	4.44	9-1-2015	3,923,525	4,005,801
FNMA	4.50	9-25-2018	1,015,656	1,064,935
FNMA	4.50	6-1-2019	254,394	268,298
FNMA	5.00	1-15-2022	3,668,642	3,882,421
FNMA	5.09	12-1-2016	971,405	1,029,648
FNMA	5.14	2-1-2016	5,997,606	6,084,219
FNMA	5.23	7-1-2018	1,713,837	1,784,362
FNMA	5.24	1-1-2018	2,150,308	2,240,510
FNMA	5.27	12-1-2016	943,776	1,002,317
FNMA	5.40	12-1-2016	970,493	1,031,934
FNMA	5.52	5-1-2017	1,428,461	1,544,734
FNMA	5.85	5-1-2016	4,000,000	4,199,815
FNMA	6.00	4-1-2021	1,440,955	1,520,743
FNMA	6.50	8-1-2031	778,859	926,850
FNMA	6.74	12-1-2015	1,211,158	1,252,988
FNMA	7.84	4-1-2018	4,655,756	4,976,754
FNMA	8.33	7-15-2020	37,091	40,835
FNMA	8.50	7-1-2017	160,072	168,103
FNMA	9.00	12-1-2016	141,582	147,931
FNMA	9.00	2-15-2020	131,429	150,788
FNMA	9.00	10-15-2021	69,871	78,649
FNMA	9.00	6-1-2024	96,862	106,385
FNMA	9.50	12-1-2020	92,212	101,798
FNMA	9.50	3-1-2021	20,611	21,162
FNMA	10.00	3-20-2018	29,589	30,440
FNMA	10.25	9-1-2021	105,090	117,481
FNMA	10.50	8-1-2020	4,777	5,309
FNMA	10.50	4-1-2022	72,428	77,021
FNMA Series 1988-4 Class Z	9.25	3-25-2018	37,722	40,346
FNMA Series 1988-9 Class Z	9.45	4-25-2018	23,535	25,104
FNMA Series 1989-30 Class Z	9.50	6-25-2019	108,416	119,022
FNMA Series 1989-49 Class E	9.30	8-25-2019	14,072	15,107
FNMA Series 1990-111 Class Z	8.75	9-25-2020	25,768	27,611
FNMA Series 1990-119 Class J	9.00	10-25-2020	67,042	75,348
FNMA Series 1990-124 Class Z	9.00	10-25-2020	30,025	33,792
FNMA Series 1990-21 Class Z	9.00	3-25-2020	129,201	145,034
FNMA Series 1990-27 Class Z	9.00	3-25-2020	90,326	101,431
FNMA Series 1990-30 Class D	9.75	3-25-2020	26,048	29,282
FNMA Series 1990-77 Class D	9.00	6-25-2020	38,852	43,877
FNMA Series 1991-132 Class Z	8.00	10-25-2021	160,243	182,220
FNMA Series 1992-71 Class X	8.25	5-25-2022	66,448	77,035
FNMA Series 2000-T6 Class A2	9.50	6-25-2030	569,938	646,414
FNMA Series 2001-T10 Class A3	9.50	12-25-2041	1,187,680	1,371,346
FNMA Series 2001-T12 Class A3	9.50	8-25-2041	995,012	1,161,959
FNMA Series 2001-T8 Class A3 ±	3.63	7-25-2041	2,311,011	2,372,421
FNMA Series 2002-94 Class BK	5.50	1-25-2018	1,124,715	1,165,623

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Ultra Short-Term Income Fund	Portfolio of investments—February 28, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA Series 2002-T1 Class A4	9.50%	11-25-2031	$1,286,076	$1,570,562
FNMA Series 2002-W4 Class A6 ±	3.36	5-25-2042	1,187,565	1,244,422
FNMA Series 2003-125 Class AY	4.00	12-25-2018	2,218,752	2,345,743
FNMA Series 2003-129 Class AP	4.00	1-25-2019	569,672	582,641
FNMA Series 2003-15 Class CN	5.00	3-25-2018	393,593	411,766
FNMA Series 2003-35 Class BC	5.00	5-25-2018	773,842	817,057
FNMA Series 2003-35 Class ME	5.00	5-25-2018	396,421	415,425
FNMA Series 2003-W11 Class A1 ±	3.46	6-25-2033	44,094	46,234
FNMA Series 2003-W3 Class 1A4 ±	3.40	8-25-2042	53,897	60,145
FNMA Series 2004-10 Class FA ±	0.52	2-25-2034	1,831,412	1,835,968
FNMA Series 2004-92 Class QY	4.50	8-25-2034	873,182	912,309
FNMA Series 2004-W6 Class 1A4	5.50	7-25-2034	926,281	929,852
FNMA Series 2006-74 Class DP	5.50	3-25-2035	262,202	265,350
FNMA Series 2006-M3 Class B	5.10	8-25-2016	1,289,437	1,359,547
FNMA Series 2007-2 Class FA ±	0.37	2-25-2037	81,806	81,839
FNMA Series 2007-36 Class AB	5.00	11-25-2021	1,064,711	1,094,863
FNMA Series 2007-W2 Class 1A1 ±	0.49	3-25-2037	1,231,862	1,232,930
FNMA Series 2008-36 Class AB	4.50	10-25-2022	535,519	543,797
FNMA Series 2008-76 Class GF ±	0.82	9-25-2023	941,677	948,093
FNMA Series 2008-81 Class LK	5.00	9-25-2023	521,000	548,753
FNMA Series 2009-76 Class HA	4.00	1-25-2019	511,660	525,399
FNMA Series 2010-153 Class AB	2.00	11-25-2018	1,369,761	1,389,450
FNMA Series 2010-153 Class BG	2.50	11-25-2018	1,058,208	1,077,625
FNMA Series 2010-25 Class ND	3.50	3-25-2025	562,049	582,746
FNMA Series 2010-39 Class PD	3.00	6-25-2038	556,291	566,376
FNMA Series 2010-39 Class VY	4.50	3-25-2025	2,570,000	2,666,367
FNMA Series 2010-57 Class DQ	3.00	6-25-2025	901,825	929,532
FNMA Series 2010-70 Class CT	4.00	11-25-2027	339,620	342,523
FNMA Series 2010-9 Class MB	5.00	5-25-2032	1,000,000	1,037,958
FNMA Series 2010-9 Class PD	4.50	10-25-2039	64,457	64,543
FNMA Series 2011-111 Class MA	4.00	7-25-2038	1,286,484	1,303,666
FNMA Series 2011-115 Class DP	3.50	4-25-2034	578,370	587,282
FNMA Series 2011-122 Class A	3.00	12-25-2025	624,881	646,801
FNMA Series 2011-129 Class LG	3.00	3-25-2037	1,030,814	1,059,668
FNMA Series 2011-33 Class GA	3.50	10-25-2028	1,686,687	1,737,085
FNMA Series 2011-35 Class PA	4.00	2-25-2039	1,680,733	1,733,588
FNMA Series 2011-39 Class DA	3.50	7-25-2024	719,179	734,587
FNMA Series 2011-40 Class CA	3.50	12-25-2028	4,710,982	4,860,843
FNMA Series 2011-42 Class A	3.00	2-25-2024	6,564,551	6,785,100
FNMA Series 2011-56 Class AC	2.00	7-25-2018	381,294	386,506
FNMA Series 2011-61 Class VA	5.00	4-25-2040	1,754,648	1,807,804
FNMA Series 2011-99 Class AB	4.00	12-25-2038	410,112	417,805
FNMA Series 2012-94 Class E	3.00	6-25-2022	199,385	206,419
FNMA Series 2013-M12 Class A	1.53	10-25-2017	2,114,544	2,129,720
FNMA Series 2013-M5 Class ASQ2	0.59	8-25-2015	3,452,262	3,452,196
FNMA Series 2014-M3 Class ASQ2	0.56	3-25-2016	6,413,733	6,413,258
FNMA Series G-22 Class ZT	8.00	12-25-2016	157,464	164,032
GNMA	7.00	6-15-2033	624,374	763,192
GNMA	9.00	11-15-2017	44,924	47,396
GNMA	9.50	11-15-2017	12,208	12,438
GNMA	10.00	10-20-2017	37,178	37,868

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2015 (unaudited)	Wells Fargo Advantage Ultra Short-Term Income Fund	11

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
GNMA Series 2004-11 Class QE	5.00%	12-16-2032	$1,147,245	$1,179,066
GNMA Series 2008-36 Class GA	4.25	10-16-2022	2,986,448	3,070,140
GNMA Series 2009-122 Class AC	4.00	3-16-2023	848,108	879,389
GNMA Series 2009-35 Class PA	5.00	11-16-2032	501,871	513,074
GNMA Series 2009-74 Class BP	3.50	1-20-2037	498,679	506,744
GNMA Series 2009-93 Class UW	5.00	10-20-2020	1,742,362	1,796,661
GNMA Series 2010-10 Class KC	3.00	8-20-2035	394,904	396,654
GNMA Series 2010-133 Class QK	3.50	9-16-2034	948,813	965,793
GNMA Series 2010-145 Class UA	1.25	1-20-2036	150,596	150,850
GNMA Series 2010-167 Class KW	5.00	9-20-2036	408,036	413,665
GNMA Series 2010-27 Class AK	4.00	2-16-2023	1,808,449	1,867,032
GNMA Series 2010-29 Class PL	3.00	8-20-2036	457,188	459,899
GNMA Series 2010-32 Class PL	3.25	3-20-2036	411,754	414,138
GNMA Series 2010-43 Class JA	3.00	9-20-2037	785,086	802,166
GNMA Series 2010-69 Class DQ	2.75	4-20-2040	258,197	262,627
GNMA Series 2010-7 Class CK	3.50	1-16-2034	537,632	543,474
GNMA Series 2010-87 Class ME	2.00	3-20-2036	1,284,657	1,292,071
GNMA Series 2011-29 Class AG	3.00	8-16-2037	313,867	319,021

Total Agency Securities (Cost $265,874,833)				267,228,145

Asset-Backed Securities: 11.66%
Chase Issuance Trust Series 2012-A3 Class A3	0.79	6-15-2017	11,850,000	11,863,367
Chase Issuance Trust Series 2012-A5 Class A5	0.59	8-15-2017	16,444,000	16,451,630
Citibank Credit Card Issuance Trust Series 2005-A5 Class A5	4.55	6-20-2017	3,180,000	3,220,860
Citibank Credit Card Issuance Trust Series 2012-A1 Class A1	0.55	10-10-2017	10,000,000	9,999,800
CNH Equipment Trust Series 2013-C Class A2	0.63	1-17-2017	2,329,881	2,330,405
Countrywide Asset-Backed Certificates Series 2004-AB2 Class A3 ±	0.99	5-25-2036	420,639	419,413
Dell Equipment Finance Trust Series 2014-1 Class A2 144A	0.64	7-22-2016	4,000,000	4,000,880
FedEx Corporation 1998 Pass-Through Certificates	7.02	1-15-2016	1,700,823	1,790,116
Ford Credit Auto Lease Trust Series 2014-A Class A2A	0.50	10-15-2016	5,291,733	5,289,389
Ford Credit Auto Lease Trust Series 2014-B Class A2A	0.51	3-15-2017	12,450,000	12,435,695
Ford Credit Auto Owner Trust Series 2014-A Class A2	0.48	11-15-2016	4,775,109	4,774,980
GE Equipment LLC Series 2013-1 Class A2	0.64	3-22-2016	763,589	763,673
GE Equipment LLC Series 2013-2 Class A2	0.61	6-24-2016	3,316,823	3,317,699
GE Equipment Small Ticket LLC Series 2013-1A Class A2 144A	0.73	1-25-2016	2,187,233	2,188,068
GE Equipment Transportation LLC Series 2015-1 Class A2%%	0.89	11-24-2017	3,995,000	3,994,571
Honda Auto Receivables Owner Trust Series 2013-2 Class A3	0.53	2-16-2017	3,126,215	3,125,534
Honda Auto Receivables Owner Trust Series 2013-3 Class A3	0.77	5-15-2017	1,525,000	1,526,548
Honda Auto Receivables Owner Trust Series 2014-3 Class A2	0.48	12-15-2016	7,200,000	7,195,781
Hyundai Auto Lease Securitization Trust Series 2013-A Class A3 144A	0.66	6-15-2016	3,278,193	3,277,796
Hyundai Auto Lease Securitization Trust Series 2013-B Class A2 144A	0.75	3-15-2016	3,187,985	3,189,082
Hyundai Auto Lease Securitization Trust Series 2014-A Class A2 144A	0.52	7-15-2016	8,652,502	8,654,207
Hyundai Auto Lease Securitization Trust Series 2014-B Class A2 144A	0.61	2-15-2017	11,100,000	11,088,822
Hyundai Auto Receivables Trust Series 2013-B Class A3	0.71	9-15-2017	11,023,543	11,032,935
Macquarie Equipment Funding Trust Series 2014-A Class A2 144A	0.80	11-21-2016	11,400,000	11,414,649
Mercedes-Benz Auto Lease Trust Series 2013-B Class A2	0.53	9-15-2015	101,096	101,093
Mercedes-Benz Auto Lease Trust Series 2014-A Class A2A	0.48	6-15-2016	8,278,278	8,275,637
Nissan Auto Lease Trust Series 2013-B Class A2A	0.57	1-15-2016	6,009,689	6,010,639
Nissan Auto Lease Trust Series 2014-B Class A2A	0.73	4-17-2017	15,140,000	15,144,497
Porsche Innovative Lease Owner Pilot Trust Series 2013-1 Class A2 144A	0.54	1-22-2016	1,481,924	1,482,063

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Ultra Short-Term Income Fund	Portfolio of investments—February 28, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Asset-Backed Securities (continued)
Susquehanna Auto Receivables Trust Series 2014-1A Class A2 144A	0.58%	10-17-2016	$5,750,000	$5,748,011
Toyota Auto Receivables Owner Trust Series 2013-B Class A2	0.48	2-15-2016	764,981	765,003
Volkswagen Auto Lease Trust Series 2013-A Class A2A	0.63	12-21-2015	388,690	388,714
Volkswagen Auto Lease Trust Series 2015-A Class A2A %%	0.98	6-20-2017	9,700,000	9,699,952
World Omni Automobile Lease Trust Series 2013-A Class A2A	0.73	5-16-2016	4,318,434	4,321,709

Total Asset-Backed Securities (Cost $195,303,058)				195,283,218

Corporate Bonds and Notes: 40.52%

Consumer Discretionary: 3.57%

Automobiles: 1.09%
Harley-Davidson Financial Services Incorporated 144A	1.15	9-15-2015	2,500,000	2,506,650
Harley-Davidson Financial Services Incorporated 144A	2.70	3-15-2017	6,000,000	6,174,288
Harley-Davidson Financial Services Incorporated 144A	3.88	3-15-2016	1,500,000	1,547,570
Volkswagen Group America 144A	1.25	5-23-2017	3,000,000	2,996,277
Volkswagen Group America 144A	1.60	11-20-2017	5,000,000	5,025,585

				18,250,370

Media: 2.48%
Cox Communications Incorporated	5.50	10-1-2015	9,000,000	9,248,301
DIRECTV Holdings LLC	3.55	3-15-2015	3,000,000	3,002,832
McGraw-Hill Company Incorporated	5.90	11-15-2017	4,692,000	5,156,264
News America Incorporated	7.60	10-11-2015	5,618,000	5,841,164
News America Incorporated	8.00	10-17-2016	827,000	918,516
Omnicom Group Incorporated	5.90	4-15-2016	7,000,000	7,368,725
Thomson Reuters Corporation	1.65	9-29-2017	10,000,000	10,013,320

				41,549,122

Consumer Staples: 1.94%

Beverages: 0.56%
Constellation Brands Incorporated	7.25	9-1-2016	8,600,000	9,296,600

Food & Staples Retailing: 0.77%
Tyson Foods Incorporated	6.60	4-1-2016	7,446,000	7,882,112
Walgreens Boots Alliance Company	1.75	11-17-2017	5,000,000	5,050,370

				12,932,482

Tobacco: 0.61%
Lorillard Tobacco Company	3.50	8-4-2016	10,000,000	10,298,220

Energy: 5.72%

Energy Equipment & Services: 0.36%
Enterprise Products Operating LLC	3.70	6-1-2015	6,000,000	6,046,056

Oil, Gas & Consumable Fuels: 5.36%
Anadarko Petroleum Corporation	6.38	9-15-2017	9,700,000	10,855,251
Boardwalk Pipelines LP	5.88	11-15-2016	9,000,000	9,420,516
Colorado Interstate Gas Company	5.95	3-15-2015	8,450,000	8,465,016
DCP Midstream Operating Company	2.50	12-1-2017	7,628,000	7,409,282

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2015 (unaudited)	Wells Fargo Advantage Ultra Short-Term Income Fund	13

Security name	Interest rate	Maturity date	Principal	Value

Oil, Gas & Consumable Fuels (continued)
El Paso LLC	7.00%	6-15-2017	$4,574,000	$5,062,503
Enterprise Products Operating LLC	1.25	8-13-2015	3,000,000	3,005,910
Marathon Petroleum Corporation	3.50	3-1-2016	9,029,000	9,235,168
Nabors Industries Incorporated	2.35	9-15-2016	10,000,000	10,024,410
ONEOK Partners LP	3.25	2-1-2016	10,000,000	10,144,800
Rockies Express Pipeline LLC 144A	3.90	4-15-2015	10,000,000	10,000,000
Southwestern Energy Company	3.30	1-23-2018	2,000,000	2,027,908
Williams Partners LP	7.25	2-1-2017	3,700,000	4,073,090

				89,723,854

Financials: 15.53%

Banks: 3.23%
Associated Banc Corporation	5.13	3-28-2016	3,500,000	3,641,624
Bank of America Corporation	1.70	8-25-2017	4,000,000	4,018,440
Bank of America Corporation	6.05	5-16-2016	8,000,000	8,434,360
Bank One Corporation	4.90	4-30-2015	4,260,000	4,286,186
Citigroup Incorporated	4.88	5-7-2015	5,589,000	5,631,387
PNC Funding Corporation	5.25	11-15-2015	9,221,000	9,502,637
UBS AG (Stamford Connecticut)	5.88	7-15-2016	8,000,000	8,515,952
US Bank NA ±	3.78	4-29-2020	10,000,000	10,047,980

				54,078,566

Capital Markets: 2.66%
Bear Stearns Companies LLC	5.55	1-22-2017	10,785,000	11,581,073
Goldman Sachs Group Incorporated	5.63	1-15-2017	6,261,000	6,725,817
Janus Capital Group Incorporated	6.70	6-15-2017	8,418,000	9,274,641
Merrill Lynch & Company Incorporated	5.30	9-30-2015	1,600,000	1,640,624
Morgan Stanley	1.75	2-25-2016	5,500,000	5,540,645
Morgan Stanley	1.88	1-5-2018	6,060,000	6,085,337
Morgan Stanley	6.00	4-28-2015	3,660,000	3,689,602

				44,537,739

Consumer Finance: 4.49%
AIG Global Funding 144A	1.65	12-15-2017	4,000,000	4,018,928
Capital One Bank USA NA	1.30	6-5-2017	5,145,000	5,109,129
Capital One Financial Corporation	1.00	11-6-2015	2,315,000	2,318,065
Daimler Finance NA LLC 144A %%	1.65	3-2-2018	7,000,000	7,028,042
Discover Financial Services Company	6.45	6-12-2017	570,000	626,170
ERAC USA Finance LLC 144A	1.40	4-15-2016	1,024,000	1,026,293
ERAC USA Finance LLC 144A	2.75	3-15-2017	750,000	769,868
ERAC USA Finance LLC 144A	5.90	11-15-2015	1,020,000	1,055,624
Ford Motor Credit Company LLC	6.63	8-15-2017	5,180,000	5,789,354
Ford Motor Credit Company LLC	12.00	5-15-2015	1,000,000	1,022,398
General Motors Financial Company Incorporated	2.75	5-15-2016	9,890,000	10,035,185
HSBC Finance Corporation	5.50	1-19-2016	2,665,000	2,768,975
Hyundai Capital America Company 144A	3.75	4-6-2016	7,331,000	7,529,839

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Ultra Short-Term Income Fund	Portfolio of investments—February 28, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Consumer Finance (continued)
Nissan Motor Acceptance Corporation 144A±	0.78%	3-3-2017	$4,000,000	$4,011,896
SLM Corporation	3.88	9-10-2015	3,500,000	3,535,000
The Western Union Company ±	1.26	8-21-2015	8,830,000	8,852,861
Toll Brothers Finance Corporation	8.91	10-15-2017	8,405,000	9,707,775

				75,205,402

Diversified Financial Services: 0.34%
Toll Road Investors Partnership II LP 144A¤	0.00	2-15-2016	6,000,000	5,760,486

Energy Equipment & Services: 0.33%
Texas Eastern Transmission LP 144A	6.00	9-15-2017	5,000,000	5,516,310

Insurance: 2.71%
MetLife Insurance Company 144A	7.70	11-1-2015	8,500,000	8,871,875
Platinum Underwriters Finance Incorporated Series B	7.50	6-1-2017	2,705,000	3,006,902
Prudential Insurance Company 144A	8.10	7-15-2015	11,090,000	11,383,220
Symetra Financial Corporation 144A	6.13	4-1-2016	9,100,000	9,481,536
Unum Group 144A	6.85	11-15-2015	3,799,000	3,952,449
W.R. Berkley Corporation	5.60	5-15-2015	8,620,000	8,702,597

				45,398,579

REITs: 1.77%
ARC Properties Operating Partnership LP	2.00	2-6-2017	2,915,000	2,839,295
Camden Property Trust	5.00	6-15-2015	6,490,000	6,568,451
Digital Realty Trust LP	4.50	7-15-2015	8,210,000	8,243,916
Health Care REIT Incorporated	6.20	6-1-2016	3,000,000	3,183,261
Realty Income Corporation	5.50	11-15-2015	3,833,000	3,952,854
Regency Centers LP	5.25	8-1-2015	4,788,000	4,876,463

				29,664,240

Health Care: 2.45%

Biotechnology: 1.08%
Amgen Incorporated	1.25	5-22-2017	11,020,000	11,013,531
Biogen Idec Incorporated	6.88	3-1-2018	6,200,000	7,145,506

				18,159,037

Health Care Providers & Services: 0.72%
Providence Health & Services Company ±	1.06	10-1-2016	12,000,000	12,056,256

Life Sciences Tools & Services: 0.65%
Life Technologies Corporation	4.40	3-1-2015	5,830,000	5,830,000
Thermo Fisher Scientific Incorporated	1.30	2-1-2017	5,000,000	5,001,235

				10,831,235

Industrials: 3.41%

Aerospace & Defense: 0.56%
L-3 Communications Corporation	3.95	11-15-2016	9,000,000	9,325,404

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2015 (unaudited)	Wells Fargo Advantage Ultra Short-Term Income Fund	15

Security name	Interest rate	Maturity date	Principal	Value

Airlines: 0.69%
Delta Air Lines Incorporated 2009-1 Series B Pass Through Trust	9.75%	6-17-2018	$7,975,375	$8,992,235
United Airlines Incorporated 2009-2A Series A-2 Pass Through Trust	9.75	7-15-2018	2,255,669	2,503,793

				11,496,028

Commercial Services & Supplies: 0.54%
Penske Truck Leasing Company LP 144A	2.50	3-15-2016	2,720,000	2,761,834
Penske Truck Leasing Company LP 144A	3.13	5-11-2015	6,310,000	6,337,581

				9,099,415

Machinery: 0.56%
CNH Capital LLC	3.25	2-1-2017	5,240,000	5,279,300
CNH Capital LLC	3.88	11-1-2015	4,105,000	4,130,656

				9,409,956

Road & Rail: 0.63%
GATX Corporation	4.75	5-15-2015	5,442,000	5,483,936
Ryder System Incorporated	3.15	3-2-2015	5,000,000	5,000,000

				10,483,936

Trading Companies & Distributors: 0.43%
International Lease Finance Corporation	8.63	9-15-2015	7,000,000	7,236,250

Information Technology: 1.50%

Electronic Equipment, Instruments & Components: 0.53%
Arrow Electronics Incorporated	3.38	11-1-2015	8,800,000	8,953,349

IT Services: 0.18%
Fidelity National Information Services Incorporated	1.45	6-5-2017	3,000,000	2,994,573

Semiconductors & Semiconductor Equipment: 0.60%
Kla-Tencor Corporation	2.38	11-1-2017	10,000,000	10,142,420

Technology Hardware, Storage & Peripherals: 0.19%
Xerox Corporation	6.40	3-15-2016	2,950,000	3,113,589

Materials: 2.03%

Chemicals: 0.81%
Eastman Chemical Company	3.00	12-15-2015	9,760,000	9,924,027
Ecolab Incorporated	1.55	1-12-2018	3,725,000	3,722,113

				13,646,140

Construction Materials: 0.58%
Martin Marietta Material ±	1.36	6-30-2017	9,690,000	9,639,195

Metals & Mining: 0.18%
Glencore Funding LLC 144A	1.70	5-27-2016	3,000,000	3,010,674

Paper & Forest Products: 0.46%
Georgia-Pacific LLC	7.70	6-15-2015	7,570,000	7,709,061

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Ultra Short-Term Income Fund	Portfolio of investments—February 28, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Telecommunication Services: 1.76%

Diversified Telecommunication Services: 1.76%
CenturyLink Incorporated	5.15%	6-15-2017	$1,500,000	$1,582,500
CenturyLink Incorporated	6.00	4-1-2017	1,000,000	1,070,000
Clearwire Communications LLC 144A	14.75	12-1-2016	7,290,000	8,748,000
Crown Castle Towers LLC 144A	3.21	8-15-2035	8,061,000	8,134,242
Crown Castle Towers LLC 144A	5.50	1-15-2037	7,305,000	7,698,951
Verizon Communications Incorporated	0.70	11-2-2015	2,325,000	2,326,688

				29,560,381

Utilities: 2.61%

Electric Utilities: 1.84%
Dayton Power & Light Company	1.88	9-15-2016	9,000,000	9,099,153
Eversource Energy	1.60	1-15-2018	5,000,000	4,999,600
Exelon Corporation	4.90	6-15-2015	2,000,000	2,023,634
LG&E & KU Energy LLC	2.13	11-15-2015	7,635,000	7,696,729
NextEra Energy Capital Holdings Incorporated	1.34	9-1-2015	7,000,000	7,024,199

				30,843,315

Gas Utilities: 0.77%
CenterPoint Energy Resource Corporation	6.15	5-1-2016	3,000,000	3,172,887
Questar Corporation	2.75	2-1-2016	9,500,000	9,666,516

				12,839,403

Total Corporate Bonds and Notes (Cost $679,361,596)				678,807,643

Municipal Obligations: 3.78%

California: 0.54%
California PCFA Waste Management Services Incorporated Series A1 (Resource Recovery Revenue) ±	1.88	4-1-2025	4,000,000	4,005,240
California Public Works Board Lease Series E (Miscellaneous Revenue)	3.68	12-1-2015	5,000,000	5,101,750

				9,106,990

Connecticut: 0.37%
Connecticut Series A (GO)	5.46	3-1-2019	5,675,000	6,142,109

Florida: 0.31%
Village Center Florida Community Development District (Water & Sewer Revenue) 144A##	1.30	11-1-2015	2,250,000	2,248,920
Village Center Florida Community Development District (Water & Sewer Revenue) 144A	1.60	11-1-2016	2,000,000	1,999,420
Village Center Florida Community Development District Little Sumter Service Area System Series B (Water & Sewer Revenue) 144A	1.30	10-1-2015	1,000,000	999,660

				5,248,000

New Jersey: 1.36%
Atlantic City (GO, AGM Insured)	3.30	12-15-2016	1,600,000	1,636,992
New Jersey EDA School Facilities Series QQ (Education Revenue)	1.80	6-15-2017	10,000,000	10,070,300
New Jersey EDA Series B (Lease Revenue, AGM Insured) ¤	0.00	2-15-2018	10,000,000	9,331,100
New Jersey Turnpike Authority Series B (Transportation Revenue, Ambac Insured)	4.25	1-1-2016	1,725,000	1,767,901

				22,806,293

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2015 (unaudited)	Wells Fargo Advantage Ultra Short-Term Income Fund	17

Security name	Interest rate	Maturity date	Principal	Value

South Carolina: 0.15%
South Carolina Jobs EDA Waste Management South Carolina Incorporated Project (Resource Recovery Revenue) ±	1.88%	11-1-2016	$2,500,000	$2,553,975

Texas: 1.05%
Gulf Coast Waste Disposal Authority Waste Management of Texas Series B (Resource Recovery Revenue) ±	0.70	5-1-2028	4,000,000	4,000,320
Port Arthur TX Naval District Environmental Facilities Motiva Enterprises Project Series B (Resource Recovery Revenue) ±	0.09	12-1-2039	12,000,000	12,000,000
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series D (Industrial Development Revenue) ±	0.09	11-1-2040	1,500,000	1,500,000

				17,500,320

Total Municipal Obligations (Cost $63,075,613)				63,357,687

Non-Agency Mortgage-Backed Securities: 12.02%
Bank of America Commercial Mortgage Incorporated Series 2007-3 Class A1A ±	5.58	6-10-2049	917,420	986,617
Bank of America Mortgage Securities Series 2002-K Class 3A1 ±	2.63	10-20-2032	2,346	2,365
Bear Stearns Commercial Mortgage Securities Incorporated Series 2005-PW10 Class A4 ±	5.41	12-11-2040	5,743,309	5,859,117
Bear Stearns Commercial Mortgage Securities Incorporated Series 2005-PWR 9 Class A4A	4.87	9-11-2042	4,393,621	4,424,600
Bear Stearns Commercial Mortgage Securities Incorporated Series 2005-PWR8 Class A4	4.67	6-11-2041	4,122,059	4,128,358
Bear Stearns Commercial Mortgage Securities Incorporated Series 2007-PWR15 Class A4	5.33	2-11-2044	2,309,725	2,455,531
Citigroup Commercial Mortgage Trust Series 2005-CD1 Class A4 ±	5.23	7-15-2044	3,477,299	3,510,472
CNH Equipment Trust Series 2012-B Class A3	0.86	9-15-2017	7,433,480	7,437,583
CNH Equipment Trust Series 2014-A Class A2	0.49	6-15-2017	5,200,977	5,198,772
Collateralized Mortgage Obligation Trust Series 66 Class Z	8.00	9-20-2021	64,840	70,782
Commercial Mortgage Trust Series 2005-C6 Class A5A ±	5.12	6-10-2044	9,206,061	9,268,230
Commercial Mortgage Trust Series 2010-C1 Class A1 144A	3.16	7-10-2046	6,038,565	6,078,298
Commercial Mortgage Trust Series 2013-FL3 Class B 144A±	2.32	10-13-2028	9,000,000	9,127,305
Commercial Mortgage Trust Series 2014-BBG Class A 144A±	0.97	3-15-2029	5,400,000	5,385,004
Countrywide Home Loans Mortgage Pass-Through Trust Series 2001-HYB1 Class 1A1 ±	2.08	6-19-2031	590,532	591,467
Countrywide Home Loans Mortgage Pass-Through Trust Series 2001-HYB1 Class 2A1 ±	1.93	6-19-2031	269,174	268,377
Countrywide Home Loans Mortgage Pass-Through Trust Series 2004-20 Class 3A1 ±	2.24	9-25-2034	156,938	133,441
Credit Suisse First Boston Mortgage Securities Corporation Series 2005-C5 Class A4 ±	5.10	8-15-2038	1,632,469	1,647,545
Credit Suisse First Boston Mortgage Securities Corporation Series 2006-C4 Class A3	5.47	9-15-2039	5,383,580	5,641,884
Credit Suisse Mortgage Capital Certificates Series 2006-C5 Class A3	5.31	12-15-2039	8,813,654	9,223,841
DLJ Mortgage Acceptance Corporation Series 1990-2 Class A ±(i)	3.43	1-25-2022	77,400	78,259
DLJ Mortgage Acceptance Corporation Series 1991-3 Class A1 ±(i)	1.95	1-25-2021	19,649	19,796
EquiFirst Mortgage Loan Trust Series 2003-2 Class 3A3 ±	1.30	9-25-2033	634,371	607,116
Equity Mortgage Trust Series 2014-INNS Class A 144A±	1.02	5-8-2031	11,000,000	10,985,634
GE Capital Commercial Mortgage Corporation Series 2005-C3 Class A7A ±	4.97	7-10-2045	5,430,000	5,444,444
GE Equipment Transportation LLC Series 2014-1 Class A2	0.55	12-23-2016	8,396,107	8,395,049
GS Mortgage Securities Trust Series 2014-GSFL Class A 144A±	1.17	7-15-2031	10,000,000	10,000,000
GSMPS Mortgage Loan Trust Series 1998-1 Class A 144A±	8.00	9-19-2027	75,137	76,514
Housing Securities Incorporated Series 1992-8 Class E ±	3.56	6-25-2024	117,438	117,814
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2005-LDP5 Class A4 ±	5.23	12-15-2044	4,577,005	4,646,512

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Ultra Short-Term Income Fund	Portfolio of investments—February 28, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Non-Agency Mortgage-Backed Securities (continued)
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2006-CB17 Class A4	5.43%	12-12-2043	$951,124	$998,845
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2006-LDP6 Class A4 ±	5.48	4-15-2043	1,751,430	1,798,582
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2006-LDP7 Class A4 ±	5.88	4-15-2045	2,200,000	2,286,053
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2014-INN Class A 144A±	1.09	6-15-2029	15,000,000	14,963,625
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2014-PHH Class A 144A±	1.37	8-15-2027	10,000,000	9,994,740
Lehman Brothers UBS Commercial Mortgage Trust Series 2005-C5 Class 4	4.95	9-15-2030	4,637,811	4,649,318
Lehman Brothers UBS Commercial Mortgage Trust Series 2007-C2 Class A3	5.43	2-15-2040	2,907,729	3,094,327
Lehman Brothers UBS Commercial Mortgage Trust Series 2007-C6 Class A4 ±	5.86	7-15-2040	950,796	999,588
Master Mortgages Trust Series 2002-3 Class 4A1 ±	2.50	10-25-2032	18,762	18,720
Morgan Stanley Capital I Series 2005-IQ10 Class A4A ±	5.23	9-15-2042	4,452,026	4,484,508
Morgan Stanley Capital I Series 2005-T19 Class A4A	4.89	6-12-2047	2,859,956	2,872,165
Morgan Stanley Capital I Series 2006-HQ8 Class A4 ±	5.41	3-12-2044	1,868,385	1,903,636
Morgan Stanley Capital I Series 2007-IQ Class A4	5.81	12-12-2049	7,661,537	8,309,480
Morgan Stanley Mortgage Trust Series 35 Class 2 ±(w)(i)	15,318.50	4-20-2021	7	423
NCUA Guaranteed Notes Program Series 2010-C1 Class A1	1.60	10-29-2020	3,404,142	3,409,738
NCUA Guaranteed Notes Program Series 2010-C1 Class APT	2.65	10-29-2020	5,183,863	5,246,142
NCUA Guaranteed Notes Program Series 2010-R1 Class 2A	1.84	10-7-2020	303,047	304,691
Prudential Home Mortgage Securities Series 1988-1 Class A ±	2.46	4-25-2018	12,158	12,291
Resecuritization Mortgage Trust Series 1998-B Class A 144A±	0.42	4-26-2021	8,859	8,410
Salomon Brothers Mortgage Securities VII Series 1990-2 Class A ±	2.51	11-25-2020	353,080	357,894
SCG Trust Series 2013-SRP1 Class A 144A±	1.56	11-15-2026	7,500,000	7,500,255
Springleaf Mortgage Loan Trust Series 2012-2A Class A 144A±	2.22	10-25-2057	1,684,110	1,705,723
Structured Asset Mortgage Investments Incorporated Series 2001-4 Class A2 ±	9.44	10-25-2024	94,114	97,380
Structured Asset Securities Corporation Series 1998-2 Class A ±	0.69	2-25-2028	198,453	195,863
UBS Barclays Commercial Mortgage Trust Series 2012-C2 Class A1	1.01	5-10-2063	3,529,737	3,531,262
Wilshire Funding Corporation Series 1996-3 Class M2 ±	7.09	8-25-2032	142,187	139,511
Wilshire Funding Corporation Series 1996-3 Class M3 ±	7.09	8-25-2032	127,677	123,019
Wilshire Funding Corporation Series 1998-2 Class M1 ±	2.00	12-28-2037	612,235	597,898

Total Non-Agency Mortgage-Backed Securities (Cost $202,099,675)				201,414,814

Yankee Corporate Bonds and Notes: 12.14%

Consumer Staples: 0.96%

Food & Staples Retailing: 0.96%
FBG Finance Limited 144A	5.13	6-15-2015	5,900,000	5,977,172
Tesco plc 144A	2.70	1-5-2017	10,100,000	10,136,148

				16,113,320

Energy: 1.45%

Energy Equipment & Services: 0.51%
Ensco plc	3.25	3-15-2016	8,380,000	8,523,482

Oil, Gas & Consumable Fuels: 0.94%
BP Capital Markets plc	1.67	2-13-2018	2,000,000	2,005,224
Petrobras Global Finance Company	3.25	3-17-2017	5,435,000	5,063,300

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2015 (unaudited)	Wells Fargo Advantage Ultra Short-Term Income Fund	19

Security name	Interest rate	Maturity date	Principal	Value

Oil, Gas & Consumable Fuels (continued)
Transocean Incorporated	5.05%	12-15-2016	$8,765,000	$8,775,956

				15,844,480

Financial Services: 0.60%
Caisse Centrale Desjardins 144A	1.75	1-29-2018	10,000,000	9,971,060

Financials: 6.40%

Banks: 4.16%
ABN AMRO Bank NV 144A	1.38	1-22-2016	9,815,000	9,856,812
Banque Federative du Credit Mutuel SA 144A	1.70	1-20-2017	8,150,000	8,203,431
BPCE SA	1.61	7-25-2017	10,000,000	10,028,710
Corporacion Andina De Fomento	3.75	1-15-2016	2,360,000	2,419,170
Experian Finance plc 144A	2.38	6-15-2017	11,500,000	11,558,259
ING Bank NV 144A	1.38	3-7-2016	8,000,000	8,034,160
Royal Bank of Scotland plc	3.95	9-21-2015	3,000,000	3,050,973
Shinhan Bank 144A±	0.90	4-8-2017	5,000,000	5,011,265
Sumitomo Mitsui Banking Corporation	1.35	7-11-2017	5,000,000	4,975,040
Sumitomo Mitsui Banking Corporation	1.75	1-16-2018	2,500,000	2,505,023
Westpac Banking Corporation 144A	5.30	10-15-2015	4,040,000	4,160,481

				69,803,324

Diversified Financial Services: 0.65%
AerCap Ireland Capital Limited 144A	2.75	5-15-2017	2,600,000	2,605,694
Credit Suisse New York	6.00	2-15-2018	7,500,000	8,328,713

				10,934,407

Insurance: 1.04%
Allied World Assurance Company	7.50	8-1-2016	9,252,000	10,020,952
Endurance Specialty Holdings Limited	6.15	10-15-2015	7,130,000	7,345,255

				17,366,207

Real Estate Management & Development: 0.24%
Korea Land & Housing Corporation 144A	1.88	8-2-2017	4,000,000	4,005,960

Thrifts & Mortgage Finance: 0.31%
Korea Finance Corporation	3.25	9-20-2016	5,000,000	5,151,170

Health Care: 1.23%

Pharmaceuticals: 1.23%
Actavis Funding SCS	1.30	6-15-2017	10,171,000	10,045,063
Perrigo Company plc	1.30	11-8-2016	10,550,000	10,531,348

				20,576,411

Information Technology: 0.20%

Semiconductors & Semiconductor Equipment: 0.20%
TSMC Global Limited 144A	0.95	4-3-2016	3,385,000	3,370,736

Materials: 0.58%

Construction Materials: 0.58%
Lafarge SA 144A	6.20	7-9-2015	9,590,000	9,733,850

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage Ultra Short-Term Income Fund	Portfolio of investments—February 28, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Telecommunication Services: 0.72%

Diversified Telecommunication Services: 0.48%
Telefonica Emisiones SAU	6.42%	6-20-2016	$7,500,000	$8,000,618

Wireless Telecommunication Services: 0.24%
America Movil SAB de CV ±	1.24	9-12-2016	4,000,000	4,030,216

Total Yankee Corporate Bonds and Notes (Cost $204,128,290)				203,425,241

	Yield		Shares
Short-Term Investments: 5.42%

Investment Companies: 5.31%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)##	0.10		88,849,705	88,849,705

			Principal
U.S. Treasury Securities: 0.11%
U.S. Treasury Bill (z)#	0.02	3-19-2015	$1,850,000	1,849,987

Total Short-Term Investments (Cost $90,699,681)				90,699,692

Total investments in securities (Cost $1,700,542,746) *	101.49%	1,700,216,440
Other assets and liabilities, net	(1.49)	(24,902,711)

Total net assets	100.00%	$1,675,313,729

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

±	Variable rate investment. The rate shown is the rate in effect at period end.

%%	The security is issued on a when-issued basis.

¤	The security is issued in zero coupon form with no periodic interest payments.

##	All or a portion of this security is segregated for when-issued securities.

(i)	Illiquid security

(w)	The security is a structured note which generates income based on a coupon formula (-1,500 * 1 month LIBOR + 15,573.5%) and the prepayment behavior of the underlying collateral. The coupon is subject to a mandatory cap of 15,573.5% and a mandatory floor of 11%.

(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

(z)	Zero coupon security. The rate represents the current yield to maturity.

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

*	Cost for federal income tax purposes is $1,699,991,901 and unrealized gains (losses) consists of:

Gross unrealized gains	$5,776,627
Gross unrealized losses	(5,552,088)

Net unrealized gains	$224,539

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—February 28, 2015 (unaudited)	Wells Fargo Advantage Ultra Short-Term Income Fund	21

Assets
Investments
In unaffiliated securities, at value (cost $1,611,693,041)	$1,611,366,735
In affiliated securities, at value (cost $88,849,705)	88,849,705

Total investments, at value (cost $1,700,542,746)	1,700,216,440
Cash	5,220,973
Receivable for investments sold	10,280,893
Principal paydown receivable	504,789
Receivable for Fund shares sold	1,010,060
Receivable for interest	11,520,601
Receivable for daily variation margin on open futures contracts	12,375
Prepaid expenses and other assets	102,077

Total assets	1,728,868,208

Liabilities
Dividends payable	631,580
Payable for investments purchased	47,586,115
Payable for Fund shares redeemed	4,411,583
Payable for daily variation margin on open futures contracts	284,599
Advisory fee payable	272,090
Distribution fee payable	4,873
Administration fees payable	213,402
Accrued expenses and other liabilities	150,237

Total liabilities	53,554,479

Total net assets	$1,675,313,729

NET ASSETS CONSIST OF
Paid-in capital	$1,764,589,976
Overdistributed net investment income	(1,633,056)
Accumulated net realized losses on investments	(86,883,690)
Net unrealized losses on investments	(759,501)

Total net assets	$1,675,313,729

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$167,793,762
Shares outstanding – Class A1	19,761,516
Net asset value per share – Class A	$8.49
Maximum offering price per share – Class A2	$8.66
Net assets – Class C	$8,055,952
Shares outstanding – Class C1	949,850
Net asset value per share – Class C	$8.48
Net assets – Administrator Class	$52,251,702
Shares outstanding – Administrator Class[1]	6,177,602
Net asset value per share – Administrator Class	$8.46
Net assets – Institutional Class	$1,162,333,540
Shares outstanding – Institutional Class[1]	136,947,331
Net asset value per share – Institutional Class	$8.49
Net assets – Investor Class	$284,878,773
Shares outstanding – Investor Class[1]	33,536,919
Net asset value per share – Investor Class	$8.49

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/98 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Advantage Ultra Short-Term Income Fund	Statement of operations—six months ended February 28, 2015 (unaudited)

Investment income
Interest	$12,861,444
Income from affiliated securities	47,411
Securities lending income, net	852

Total investment income	12,909,707

Expenses
Advisory fee	2,727,825
Administration fees
Fund level	473,428
Class A	153,161
Class C	6,862
Administrator Class	40,434
Institutional Class	526,119
Investor Class	282,640
Shareholder servicing fees
Class A	239,315
Class C	10,722
Administrator Class	100,011
Investor Class	371,103
Distribution fee
Class C	32,166
Custody and accounting fees	53,423
Professional fees	36,012
Registration fees	43,529
Shareholder report expenses	39,286
Trustees’ fees and expenses	4,795
Other fees and expenses	13,373

Total expenses	5,154,204
Less: Fee waivers and/or expense reimbursements	(811,856)

Net expenses	4,342,348

Net investment income	8,567,359

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized losses on:
Unaffiliated securities	(402,873)
Futures transactions	(3,540,109)

Net realized losses on investments	(3,942,982)

Net change in unrealized gains (losses) on:
Unaffiliated securities	(4,850,769)
Futures transactions	117,650

Net change in unrealized gains (losses) on investments	(4,733,119)

Net realized and unrealized gains (losses) on investments	(8,676,101)

Net decrease in net assets resulting from operations	$(108,742)

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Advantage Ultra Short-Term Income Fund	23

	Six months ended February 28, 2015 (unaudited)		Year ended August 31, 2014

Operations
Net investment income		$8,567,359		$16,905,144
Net realized losses on investments		(3,942,982)		(3,098,045)
Net change in unrealized gains (losses) on investments		(4,733,119)		4,121,513

Net increase (decrease) in net assets resulting from operations		(108,742)		17,928,612

Distributions to shareholders from
Net investment income
Class A		(718,308)		(1,311,025)
Class C		(384)		(4,885)
Administrator Class		(365,760)		(1,089,252)
Institutional Class		(7,264,643)		(12,933,549)
Investor Class		(1,078,153)		(2,280,773)

Total distributions to shareholders		(9,427,248)		(17,619,484)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	7,906,269	67,291,806	19,620,269	167,527,734
Class C	153,402	1,303,865	160,363	1,367,745
Administrator Class	2,050,238	17,386,974	13,855,490	117,870,044
Institutional Class	84,905,168	722,045,317	200,951,647	1,715,174,083
Investor Class	3,029,162	25,777,633	9,811,002	83,805,971

		833,805,595		2,085,745,577

Reinvestment of distributions
Class A	81,573	693,515	148,168	1,264,904
Class C	43	363	549	4,687
Administrator Class	30,114	255,085	67,702	575,851
Institutional Class	321,201	2,730,386	590,277	5,037,910
Investor Class	122,061	1,037,731	256,307	2,188,945

		4,717,080		9,072,297

Payment for shares redeemed
Class A	(11,252,562)	(95,702,677)	(15,311,490)	(130,736,274)
Class C	(268,915)	(2,284,592)	(487,060)	(4,154,932)
Administrator Class	(10,006,109)	(84,846,091)	(16,944,553)	(144,114,902)
Institutional Class	(114,576,455)	(973,856,880)	(152,147,868)	(1,298,604,917)
Investor Class	(6,284,014)	(53,457,360)	(12,513,153)	(106,880,999)

		(1,210,147,600)		(1,684,492,024)

Net increase (decrease) in net assets resulting from capital share transactions		(371,624,925)		410,325,850

Total increase (decrease) in net assets		(381,160,915)		410,634,978

Net assets
Beginning of period		2,056,474,644		1,645,839,666

End of period		$1,675,313,729		$2,056,474,644

Overdistributed net investment income		$(1,633,056)		$(773,167)

The accompanying notes are an integral part of these financial statements.

24	Wells Fargo Advantage Ultra Short-Term Income Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 28, 2015 (unaudited)	Year ended August 31					Year ended May 31, 2010
CLASS A		2014	2013	2012	2011	2010[1]
Net asset value, beginning of period	$8.53	$8.53	$8.55	$8.52	$8.52	$8.48	$8.03
Net investment income	0.03	0.06	0.06	0.10	0.10	0.04	0.17
Net realized and unrealized gains (losses) on investments	(0.04)	0.00	(0.02)	0.03	0.02	0.04	0.48

Total from investment operations	(0.01)	0.06	0.04	0.13	0.12	0.08	0.65
Distributions to shareholders from
Net investment income	(0.03)	(0.06)	(0.06)	(0.10)	(0.12)	(0.04)	(0.20)
Net asset value, end of period	$8.49	$8.53	$8.53	$8.55	$8.52	$8.52	$8.48
Total return[2]	(0.10)%	0.74%	0.52%	1.47%	1.37%	0.94%	8.22%
Ratios to average net assets (annualized)
Gross expenses	0.77%	0.78%	0.83%	0.88%	0.87%	0.88%	0.91%
Net expenses	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%
Net investment income	0.66%	0.70%	0.72%	1.11%	1.17%	1.62%	1.98%
Supplemental data
Portfolio turnover rate	31%	47%	56%	61%	60%	9%	45%
Net assets, end of period (000s omitted)	$167,794	$196,459	$158,363	$146,400	$160,768	$208,845	$154,016

[1]	For the three months ended August 31, 2010. The Fund changed its fiscal year end from May 31 to August 31, effective August 31, 2010.

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Ultra Short-Term Income Fund	25

(For a share outstanding throughout each period)

	Six months ended February 28, 2015 (unaudited)	Year ended August 31					Year ended May 31, 2010
CLASS C		2014	2013	2012	2011	2010[1]
Net asset value, beginning of period	$8.52	$8.52	$8.55	$8.52	$8.52	$8.48	$8.03
Net investment income (loss)	(0.01)	(0.01)	(0.00)[2]	0.03	0.04	0.02	0.12
Net realized and unrealized gains (losses) on investments	(0.03)	0.01	(0.03)	0.03	0.01	0.04	0.47

Total from investment operations	(0.04)	0.00	(0.03)	0.06	0.05	0.06	0.59
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.03)	(0.05)	(0.02)	(0.14)
Net asset value, end of period	$8.48	$8.52	$8.52	$8.55	$8.52	$8.52	$8.48
Total return[3]	(0.47)%	0.05%	(0.31)%	0.71%	0.61%	0.75%	7.41%
Ratios to average net assets (annualized)
Gross expenses	1.52%	1.53%	1.59%	1.63%	1.62%	1.63%	1.67%
Net expenses	1.45%	1.45%	1.45%	1.45%	1.45%	1.45%	1.45%
Net investment income (loss)	(0.08)%	(0.05)%	(0.02)%	0.37%	0.43%	0.88%	1.30%
Supplemental data
Portfolio turnover rate	31%	47%	56%	61%	60%	9%	45%
Net assets, end of period (000s omitted)	$8,056	$9,078	$11,859	$14,951	$19,117	$21,226	$16,519

[1]	For the three months ended August 31, 2010. The Fund changed its fiscal year end from May 31 to August 31, effective August 31, 2010.

[2]	Amount is less than $0.005.

[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

26	Wells Fargo Advantage Ultra Short-Term Income Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 28, 2015 (unaudited)	Year ended August 31					Year ended May 31, 2010
ADMINISTRATOR CLASS		2014	2013	2012	2011	2010[1]
Net asset value, beginning of period	$8.50	$8.50	$8.52	$8.48	$8.48	$8.45	$8.00
Net investment income	0.04 [2]	0.07	0.07	0.11	0.11	0.04	0.19
Net realized and unrealized gains (losses) on investments	(0.04)	0.01	(0.01)	0.04	0.02	0.03	0.46

Total from investment operations	0.00	0.08	0.06	0.15	0.13	0.07	0.65
Distributions to shareholders from
Net investment income	(0.04)	(0.08)	(0.08)	(0.11)	(0.13)	(0.04)	(0.20)
Net asset value, end of period	$8.46	$8.50	$8.50	$8.52	$8.48	$8.48	$8.45
Total return[3]	(0.02)%	0.89%	0.67%	1.74%	1.52%	0.86%	8.41%
Ratios to average net assets (annualized)
Gross expenses	0.71%	0.72%	0.77%	0.82%	0.79%	0.79%	0.81%
Net expenses	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%
Net investment income	0.82%	0.84%	0.87%	1.26%	1.33%	1.65%	2.32%
Supplemental data
Portfolio turnover rate	31%	47%	56%	61%	60%	9%	45%
Net assets, end of period (000s omitted)	$52,252	$119,884	$145,498	$103,810	$107,449	$205,587	$82,835

[1]	For the three months ended August 31, 2010. The Fund changed its fiscal year end from May 31 to August 31, effective August 31, 2010.
[2]	Calculated based upon average shares outstanding

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Ultra Short-Term Income Fund	27

(For a share outstanding throughout each period)

	Six months ended February 28, 2015 (unaudited)	Year ended August 31					Year ended May 31, 2010
INSTITUTIONAL CLASS		2014	2013	2012	2011	2010[1]
Net asset value, beginning of period	$8.53	$8.52	$8.55	$8.51	$8.51	$8.48	$8.03
Net investment income	0.04	0.09	0.09	0.13	0.13	0.04	0.19
Net realized and unrealized gains (losses) on investments	(0.03)	0.01	(0.03)	0.04	0.02	0.04	0.49

Total from investment operations	0.01	0.10	0.06	0.17	0.15	0.08	0.68
Distributions to shareholders from
Net investment income	(0.05)	(0.09)	(0.09)	(0.13)	(0.15)	(0.05)	(0.23)
Net asset value, end of period	$8.49	$8.53	$8.52	$8.55	$8.51	$8.51	$8.48
Total return[2]	0.08%	1.21%	0.75%	1.94%	1.72%	1.03%	8.48%
Ratios to average net assets (annualized)
Gross expenses	0.44%	0.45%	0.50%	0.55%	0.54%	0.54%	0.57%
Net expenses	0.35%	0.35%	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	1.01%	1.05%	1.07%	1.46%	1.50%	2.01%	2.26%
Supplemental data
Portfolio turnover rate	31%	47%	56%	61%	60%	9%	45%
Net assets, end of period (000s omitted)	$1,162,334	$1,418,101	$996,437	$588,228	$596,838	$260,747	$197,087

[1]	For the three months ended August 31, 2010. The Fund changed its fiscal year end from May 31 to August 31, effective August 31, 2010.

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

28	Wells Fargo Advantage Ultra Short-Term Income Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 28, 2015 (unaudited)	Year ended August 31					Year ended May 31, 2010
INVESTOR CLASS		2014	2013	2012	2011	2010[1]
Net asset value, beginning of period	$8.53	$8.53	$8.56	$8.52	$8.52	$8.48	$8.03
Net investment income	0.03	0.06	0.06	0.09	0.10	0.04	0.18
Net realized and unrealized gains (losses) on investments	(0.04)	0.00	(0.03)	0.04	0.01	0.04	0.47

Total from investment operations	(0.01)	0.06	0.03	0.13	0.11	0.08	0.65
Distributions to shareholders from
Net investment income	(0.03)	(0.06)	(0.06)	(0.09)	(0.11)	(0.04)	(0.20)
Net asset value, end of period	$8.49	$8.53	$8.53	$8.56	$8.52	$8.52	$8.48
Total return[2]	(0.11)%	0.71%	0.37%	1.56%	1.34%	0.93%	8.18%
Ratios to average net assets (annualized)
Gross expenses	0.80%	0.81%	0.87%	0.91%	0.90%	0.92%	0.98%
Net expenses	0.73%	0.73%	0.73%	0.73%	0.73%	0.74%	0.75%
Net investment income	0.64%	0.67%	0.69%	1.08%	1.15%	1.66%	2.16%
Supplemental data
Portfolio turnover rate	31%	47%	56%	61%	60%	9%	45%
Net assets, end of period (000s omitted)	$284,879	$312,953	$333,684	$351,969	$384,998	$436,991	$453,772

[1]	For the three months ended August 31, 2010. The Fund changed its fiscal year end from May 31 to August 31, effective August 31, 2010.

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo Advantage Ultra Short-Term Income Fund	29

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services—Investment Companies. These financial statements report on the Wells Fargo Advantage Ultra Short-Term Income Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued at net asset value when available.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

30	Wells Fargo Advantage Ultra Short-Term Income Fund	Notes to financial statements (unaudited)

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statement of Operations.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Notes to financial statements (unaudited)	Wells Fargo Advantage Ultra Short-Term Income Fund	31

Capital loss carryforwards that do not expire are required to be utilized prior to capital loss carryforwards that expire. As of August 31, 2014, capital loss carryforwards available to offset future net realized capital gains were as follows through the indicated expiration dates:

					No expiration
2015	2016	2017	2018	2019	Short-term	Long-term
$2,154,408	$8,848,032	$35,029,445	$7,738,751	$7,448,920	$1,262,457	$20,608,750

As of August 31, 2014, the Fund had $400,790 of current year deferred post-October capital losses, which was recognized on the first day of the current fiscal year.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

32	Wells Fargo Advantage Ultra Short-Term Income Fund	Notes to financial statements (unaudited)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of February 28, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Agency securities	$0	$267,228,145	$0	$267,228,145

Asset-backed securities	0	195,283,218	0	195,283,218

Corporate bonds and notes	0	678,807,643	0	678,807,643

Municipal obligations	0	63,357,687	0	63,357,687

Non-agency mortgage-backed securities	0	201,414,814	0	201,414,814

Yankee corporate bonds and notes	0	203,425,241	0	203,425,241

Short-term investments
Investment companies	88,849,705	0	0	88,849,705
U.S. Treasury securities	1,849,987	0	0	1,849,987

	90,699,692	1,609,516,748	0	1,700,216,440
Futures contracts	12,375	0	0	12,375
Total assets	$90,712,067	$1,609,516,748	$0	$1,700,228,815
Liabilities
Futures contracts	$284,599	$0	$0	$284,599
Total liabilities	$284,599	$0	$0	$284,599

Futures contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At February 28, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.30% and declining to 0.225% as the average daily net assets of the Fund increase. For the six months ended February 28, 2015, the advisory fee was equivalent to an annual rate of 0.29% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. WellsCap, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.15% and declining to 0.05% as the average daily net assets of the Fund increase.

Administration fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an

Notes to financial statements (unaudited)	Wells Fargo Advantage Ultra Short-Term Income Fund	33

annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Class A, Class C	0.16%
Administrator Class	0.10
Institutional Class	0.08
Investor Class	0.19

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through December 31, 2015 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.70% for Class A shares, 1.45% for Class C shares, 0.55% for Administrator Class shares, 0.35% for Institutional Class shares, and 0.73% for Investor Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fee

The Trust has adopted a Distribution Plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended February 28, 2015, Funds Distributor received $489 from the sale of Class A shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, Administrator Class, and Investor Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the six months ended February 28, 2015 were as follows:

Purchases at cost		Sales proceeds
U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
$134,909,579	$412,812,180	$109,460,788	$493,163,211

6. DERIVATIVE TRANSACTIONS

During the six months ended February 28, 2015, the Fund entered into futures contracts to speculate on interest rates and to help manage the duration of the portfolio.

At February 28, 2015, the Fund had long and short futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract value at February 28, 2015	Unrealized losses
6-30-2015	JPMorgan	99 Long	5-Year U.S. Treasury Notes	$11,808,844	(17,438)
6-30-2015	JPMorgan	2,486 Short	2-Year U.S. Treasury Notes	543,385,221	(415,757)

34	Wells Fargo Advantage Ultra Short-Term Income Fund	Notes to financial statements (unaudited)

The Fund had an average notional amount of $6,074,457 and $597,512,773 in long and short futures contracts, respectively, during the six months ended February 28, 2015.

On February 28, 2015, the cumulative unrealized losses on futures contracts in the amount of $433,195 are reflected in net unrealized losses on investments on the Statement of Assets and Liabilities. The receivable and payable for daily variation margin on open futures contracts reflected in the Statement of Assets and Liabilities only represents the current day’s variation margin. The realized losses and change in unrealized gains (losses) on futures contracts are reflected in the Statement of Operations.

For certain types of derivative transactions, the Fund has entered into International Swaps and Derivatives Association, Inc. master agreements (“ISDA Master Agreements”) or similar agreements with approved counterparties. The ISDA Master Agreements or similar agreements may have requirements to deliver/deposit securities or cash to/with an exchange or broker-dealer as collateral and allows the Fund to offset, with each counterparty, certain derivative financial instrument’s assets and/or liabilities with collateral held or pledged. Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under ISDA Master Agreements or similar agreements, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Portfolio of Investments. With respect to balance sheet offsetting, absent an event of default by the counterparty or a termination of the agreement, the reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities are not offset across transactions between the Fund and the applicable counterparty. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by derivative type, including any collateral exposure, is as follows:

Derivative type	Counterparty	Gross amounts of assets in the Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral received	Net amount of assets
Futures – variation margin	JPMorgan	$12,375	$(12,375)	$0	$0

Derivative type	Counterparty	Gross amounts of liabilities in the Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral pledged[1]	Net amount of liabilities
Futures – variation margin	JPMorgan	$284,599	$(12,375)	$(272,224)	$0
[1]	Collateral pledged within this table is limited to the collateral for the net transaction with the counterparty.

7. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds in the Trust) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the six months ended February 28, 2015, the Fund paid $1,104 in commitment fees.

For the six months ended February 28, 2015, there were no borrowings by the Fund under the agreement.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

Other information (unaudited)	Wells Fargo Advantage Ultra Short-Term Income Fund	35

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargoadvantagefunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

36	Wells Fargo Advantage Ultra Short-Term Income Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo Advantage family of funds, which consists of 134 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
William R. Ebsworth (Born 1957)	Trustee, since 2015**	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director at Fidelity Management and Research Company and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. in Boston, Tokyo, and Hong Kong where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Mr. Ebsworth is an Adjunct Lecturer, Finance, at Babson College and a Chartered Financial Analyst.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015**	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior thereto, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Chartered Financial Analyst (inactive), Chair of Taproot Foundation (non-profit organization) and a Board Member of Ruth Bancroft Garden (non-profit organization).	Asset Allocation Trust
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Delux Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy. Mr. Harris is a certified public accountant.	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Advantage Ultra Short-Term Income Fund	37

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.
**	William R. Ebsworth and Jane A. Freeman each became a Trustee effective January 1, 2015.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011. Owned and operated a consulting business providing services to various hedge funds including acting as Chief Operating Officer and Chief Compliance Officer for a hedge fund from 2007 to 2008. Chief Operating Officer and Chief Compliance Officer of GMN Capital LLC from 2006 to 2007.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank N.A. from 1996 to 2013.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Senior Vice President of Wells Fargo Funds Management, LLC since 2007 and Chief Compliance Officer from 2007 to 2014. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 73 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 61 funds and Assistant Treasurer of 73 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

38	Wells Fargo Advantage Ultra Short-Term Income Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Columbian Peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2015 Wells Fargo Funds Management, LLC. All rights reserved.

232060 04-15 SA223/SAR223 02-15

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6.	INVESTMENTS

A Portfolio of Investments for each series of Wells Fargo Funds Trust (except for Wells Fargo Advantage Adjustable Rate Government Fund and Wells Fargo Advantage Government Securities Fund) is included as part of the report to shareholders filed under Item 1 of this Form. Wells Fargo Advantage Adjustable Rate Government Fund and Wells Fargo Advantage Government Securities Fund included a Summary Portfolio of Investments under Item 1. A Portfolio of Investments for each of Wells Fargo Advantage Adjustable Rate Government Fund and Wells Fargo Advantage Government Securities Fund are filed under this Item.

Portfolio of investments—February 28, 2015 (unaudited)	Wells Fargo Advantage Adjustable Rate Government Fund	1

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities: 94.59%
FDIC Series 2010-S2 Class 3A 144A±	0.87%	12-29-2045	$1,463,489	$1,428,623
Federal Agricultural Mortgage Corporation Series 2000-A Class A ±	0.04	12-15-2039	142,871	144,165
FHLMC ±	0.86	4-1-2030	138,357	140,396
FHLMC ±	1.00	3-15-2024	1,022,958	1,026,424
FHLMC ±	1.79	2-1-2037	16,294	17,136
FHLMC ±	1.86	7-1-2034	12,442,231	13,222,592
FHLMC ±	1.88	12-1-2017	14,888	15,099
FHLMC ±	1.88	5-1-2018	783	784
FHLMC ±	1.88	6-1-2018	9,335	9,405
FHLMC ±	1.88	9-1-2018	1,584	1,620
FHLMC ±	1.88	5-1-2019	6,541	6,549
FHLMC ±	1.91	1-1-2030	7,131	7,312
FHLMC ±	1.91	1-1-2030	10,571	11,151
FHLMC ±	1.91	7-1-2030	191,993	200,596
FHLMC ±	1.92	9-1-2016	2,850	2,914
FHLMC ±	1.92	11-1-2016	55,964	56,725
FHLMC ±	1.92	7-1-2018	2,013	2,090
FHLMC ±	1.92	1-1-2019	6,494	6,550
FHLMC ±	1.92	2-1-2019	11,418	11,524
FHLMC ±	1.92	2-1-2035	441,692	461,538
FHLMC ±	1.94	2-1-2037	648,064	676,782
FHLMC ±	1.96	6-1-2035	3,971,329	4,202,409
FHLMC ±	2.00	1-1-2023	56,818	60,551
FHLMC ±	2.03	3-1-2018	11,651	11,981
FHLMC ±	2.04	5-1-2028	323,490	340,516
FHLMC ±	2.04	5-1-2035	1,182,929	1,255,885
FHLMC ±	2.06	1-1-2037	3,397,475	3,581,902
FHLMC ±	2.07	10-1-2030	16,343	17,071
FHLMC ±	2.08	6-1-2037	1,269,629	1,340,804
FHLMC ±	2.09	8-1-2036	4,338,752	4,631,130
FHLMC ±	2.11	6-1-2024	10,708	10,756
FHLMC ±	2.11	11-1-2034	972,623	1,031,666
FHLMC ±	2.14	6-1-2020	1,912	1,919
FHLMC ±	2.14	12-1-2035	1,043,327	1,105,568
FHLMC ±	2.14	5-1-2020	828	831
FHLMC ±	2.14	5-1-2020	603	621
FHLMC ±	2.16	3-1-2025	125,990	132,569
FHLMC ±	2.17	8-1-2018	2,429	2,484
FHLMC ±	2.19	7-1-2024	49,436	49,611
FHLMC ±	2.19	1-1-2024	18,499	18,542
FHLMC ±	2.20	7-1-2030	24,129	24,467
FHLMC ±	2.20	8-1-2033	2,718,417	2,891,907
FHLMC ±	2.21	6-1-2020	99,415	102,310
FHLMC ±	2.22	8-1-2035	403,471	422,425
FHLMC ±	2.22	1-1-2030	29,397	30,855
FHLMC ±	2.22	1-1-2022	22,991	23,703
FHLMC ±	2.23	10-1-2037	1,801,984	1,913,812
FHLMC ±	2.23	11-1-2030	1,028,629	1,058,665
FHLMC ±	2.24	12-1-2017	3,050	3,059
FHLMC ±	2.25	6-1-2033	2,406,279	2,562,285

2	Wells Fargo Advantage Adjustable Rate Government Fund	Portfolio of investments—February 28, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FHLMC ±	2.25%	1-1-2035	$589,787	$626,777
FHLMC ±	2.26	7-1-2019	1,635	1,642
FHLMC ±	2.26	5-1-2033	440,339	468,192
FHLMC ±	2.27	12-1-2036	706,222	753,288
FHLMC ±	2.27	10-1-2035	2,540,698	2,693,779
FHLMC ±	2.27	6-1-2036	4,212,706	4,481,020
FHLMC ±	2.27	6-1-2035	3,039,455	3,244,585
FHLMC ±	2.28	11-1-2035	718,715	766,545
FHLMC ±	2.28	4-1-2035	594,589	633,919
FHLMC ±	2.28	10-1-2035	3,566,034	3,802,450
FHLMC ±	2.29	6-1-2033	673,160	713,900
FHLMC ±	2.30	8-1-2034	1,959,413	2,086,621
FHLMC ±	2.30	10-1-2036	1,164,723	1,244,718
FHLMC ±	2.31	7-1-2017	18,903	18,988
FHLMC ±	2.31	4-1-2023	418,532	427,503
FHLMC ±	2.31	8-1-2036	4,449,654	4,741,503
FHLMC ±	2.31	6-1-2036	1,640,313	1,747,384
FHLMC ±	2.33	10-1-2018	14,506	14,578
FHLMC ±	2.33	7-1-2036	750,205	794,229
FHLMC ±	2.33	6-1-2037	8,291,923	8,865,330
FHLMC ±	2.33	5-1-2037	4,032,377	4,330,944
FHLMC ±	2.34	5-1-2039	2,676,601	2,876,021
FHLMC ±	2.34	1-1-2037	2,505,229	2,673,343
FHLMC ±	2.34	3-1-2037	2,953,547	3,159,123
FHLMC ±	2.34	12-1-2033	1,345,115	1,434,926
FHLMC ±	2.34	12-1-2034	927,167	990,330
FHLMC ±	2.34	11-1-2036	2,054,624	2,193,526
FHLMC ±	2.34	10-1-2033	2,697,135	2,872,504
FHLMC ±	2.34	10-1-2033	666,810	710,636
FHLMC ±	2.34	10-1-2033	1,417,956	1,513,156
FHLMC ±	2.35	8-1-2033	559,734	596,456
FHLMC ±	2.35	1-1-2033	1,292,973	1,378,763
FHLMC ±	2.35	5-1-2038	2,347,224	2,506,320
FHLMC ±	2.35	10-1-2033	65,237	65,966
FHLMC ±	2.35	2-1-2034	1,532,260	1,629,934
FHLMC ±	2.35	4-1-2034	1,305,405	1,397,539
FHLMC ±	2.35	9-1-2035	2,953,922	3,150,764
FHLMC ±	2.35	3-1-2034	1,120,587	1,194,105
FHLMC ±	2.35	3-1-2034	1,240,146	1,321,921
FHLMC ±	2.35	5-1-2032	75,533	79,268
FHLMC ±	2.35	5-1-2034	3,273,349	3,496,253
FHLMC ±	2.35	6-1-2037	8,480,726	9,064,337
FHLMC ±	2.36	1-1-2034	1,466,908	1,563,173
FHLMC ±	2.36	2-1-2034	1,244,105	1,324,042
FHLMC ±	2.36	4-1-2034	1,062,850	1,132,872
FHLMC ±	2.36	9-1-2035	7,790,802	8,307,609
FHLMC ±	2.36	7-1-2034	275,638	296,764
FHLMC ±	2.36	1-1-2036	3,201,831	3,434,873
FHLMC ±	2.36	2-1-2036	2,452,991	2,615,991
FHLMC ±	2.36	5-1-2038	3,003,280	3,203,292

Portfolio of investments—February 28, 2015 (unaudited)	Wells Fargo Advantage Adjustable Rate Government Fund	3

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FHLMC ±	2.36%	2-1-2037	$736,052	$787,532
FHLMC ±	2.37	6-1-2035	3,669,067	3,894,688
FHLMC ±	2.37	2-1-2036	1,549,649	1,652,311
FHLMC ±	2.37	3-1-2027	160,395	165,003
FHLMC ±	2.37	4-1-2035	4,457,589	4,760,039
FHLMC ±	2.37	4-1-2036	1,107,768	1,184,212
FHLMC ±	2.37	5-1-2035	500,621	530,117
FHLMC ±	2.37	11-1-2035	2,263,898	2,419,517
FHLMC ±	2.37	11-1-2036	1,877,177	2,004,897
FHLMC ±	2.37	8-1-2035	4,603,608	4,919,999
FHLMC ±	2.37	4-1-2037	1,198,706	1,281,944
FHLMC ±	2.37	8-1-2035	1,002,298	1,069,363
FHLMC ±	2.37	12-1-2032	4,369,434	4,652,253
FHLMC ±	2.38	9-1-2033	450,601	480,392
FHLMC ±	2.38	5-1-2034	738,225	787,070
FHLMC ±	2.38	5-1-2034	160,339	170,846
FHLMC ±	2.38	9-1-2034	3,069,725	3,273,572
FHLMC ±	2.38	10-1-2034	3,317,080	3,544,390
FHLMC ±	2.38	2-1-2035	2,774,330	2,962,608
FHLMC ±	2.38	7-1-2035	4,401,313	4,704,540
FHLMC ±	2.38	8-1-2035	4,285,753	4,578,711
FHLMC ±	2.38	12-1-2035	3,539,487	3,776,909
FHLMC ±	2.38	2-1-2036	2,348,166	2,505,642
FHLMC ±	2.38	2-1-2036	2,452,647	2,618,846
FHLMC ±	2.38	3-1-2036	1,535,857	1,638,952
FHLMC ±	2.38	1-1-2037	418,902	447,788
FHLMC ±	2.38	4-1-2037	4,360,667	4,667,796
FHLMC ±	2.38	4-1-2038	7,946,931	8,493,979
FHLMC ±	2.38	4-1-2038	2,578,211	2,750,301
FHLMC ±	2.38	4-1-2034	4,822,412	5,144,096
FHLMC ±	2.38	2-1-2036	1,219,995	1,302,375
FHLMC ±	2.38	10-1-2034	2,080,587	2,221,439
FHLMC ±	2.38	7-1-2031	2,759,609	2,911,475
FHLMC ±	2.38	1-1-2038	8,041,265	8,611,436
FHLMC ±	2.38	6-1-2036	4,680,801	5,002,636
FHLMC ±	2.39	11-1-2022	350,700	368,228
FHLMC ±	2.39	2-1-2035	6,201,918	6,615,274
FHLMC ±	2.39	9-1-2030	539,195	566,975
FHLMC ±	2.39	2-1-2034	1,068,435	1,141,055
FHLMC ±	2.39	4-1-2035	3,839,975	4,104,843
FHLMC ±	2.39	5-1-2035	4,501,929	4,808,652
FHLMC ±	2.39	2-1-2036	1,431,788	1,528,450
FHLMC ±	2.39	8-1-2027	8,978	9,133
FHLMC ±	2.40	5-1-2025	103,094	105,649
FHLMC ±	2.40	11-1-2029	191,122	196,399
FHLMC ±	2.40	5-1-2034	2,703,384	2,870,436
FHLMC ±	2.40	10-1-2036	1,489,412	1,594,323
FHLMC ±	2.40	11-1-2035	2,045,749	2,200,213
FHLMC ±	2.40	10-1-2036	981,042	1,049,069
FHLMC ±	2.40	4-1-2037	1,169,621	1,251,175

4	Wells Fargo Advantage Adjustable Rate Government Fund	Portfolio of investments—February 28, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FHLMC ±	2.41%	1-1-2035	$625,405	$669,842
FHLMC ±	2.41	1-1-2037	4,794,750	5,122,261
FHLMC ±	2.41	2-1-2034	3,293,854	3,555,397
FHLMC ±	2.41	4-1-2036	3,675,650	3,935,765
FHLMC ±	2.41	11-1-2027	902,531	960,980
FHLMC ±	2.41	11-1-2029	255,324	265,774
FHLMC ±	2.42	9-1-2033	1,601,349	1,712,317
FHLMC ±	2.42	4-1-2034	5,886,618	6,292,077
FHLMC ±	2.42	9-1-2036	1,244,567	1,330,671
FHLMC ±	2.42	1-1-2036	1,213,076	1,296,394
FHLMC ±	2.42	3-1-2037	793,168	848,000
FHLMC ±	2.42	6-1-2026	1,560,398	1,648,586
FHLMC ±	2.43	6-1-2035	672,939	713,877
FHLMC ±	2.43	6-1-2035	2,411,100	2,575,773
FHLMC ±	2.44	9-1-2032	3,052,534	3,236,042
FHLMC ±	2.44	9-1-2029	1,177,651	1,261,658
FHLMC ±	2.44	7-1-2031	389,820	414,172
FHLMC ±	2.44	2-1-2031	1,229,762	1,304,451
FHLMC ±	2.45	10-1-2033	3,114,843	3,316,982
FHLMC ±	2.46	4-1-2035	2,342,146	2,513,972
FHLMC ±	2.46	9-1-2033	1,280,908	1,364,212
FHLMC ±	2.46	5-1-2023	83,221	84,574
FHLMC ±	2.46	6-1-2035	3,512,962	3,741,433
FHLMC ±	2.46	6-1-2019	70,479	71,539
FHLMC ±	2.48	9-1-2030	11,352,162	12,075,320
FHLMC ±	2.48	7-1-2038	3,109,262	3,342,272
FHLMC ±	2.48	4-1-2035	1,551,844	1,663,626
FHLMC ±	2.48	2-1-2036	263,813	282,156
FHLMC ±	2.48	4-1-2038	2,927,162	3,123,569
FHLMC ±	2.48	1-1-2028	27,163	28,668
FHLMC ±	2.48	1-1-2028	5,883	6,270
FHLMC ±	2.48	6-1-2035	919,432	986,754
FHLMC ±	2.48	12-1-2034	5,198,105	5,569,884
FHLMC ±	2.48	2-1-2035	1,775,910	1,892,576
FHLMC ±	2.49	1-1-2019	607	608
FHLMC ±	2.49	1-1-2037	1,794,785	1,921,500
FHLMC ±	2.49	4-1-2034	971,963	1,042,676
FHLMC ±	2.49	9-1-2038	1,291,880	1,383,605
FHLMC ±	2.49	7-1-2034	1,139,422	1,208,679
FHLMC ±	2.50	5-1-2037	504,939	541,469
FHLMC ±	2.50	4-1-2037	2,132,902	2,296,555
FHLMC ±	2.50	11-1-2018	12,426	12,491
FHLMC ±	2.50	6-1-2019	93,600	96,629
FHLMC ±	2.50	6-1-2028	239,591	249,248
FHLMC ±	2.50	7-1-2027	839,018	884,686
FHLMC ±	2.51	12-1-2032	1,152,259	1,235,428
FHLMC ±	2.51	4-1-2037	855,279	919,855
FHLMC ±	2.52	10-1-2030	2,879,635	3,068,291
FHLMC ±	2.53	9-1-2031	82,746	85,480
FHLMC ±	2.53	7-1-2029	87,102	91,527

Portfolio of investments—February 28, 2015 (unaudited)	Wells Fargo Advantage Adjustable Rate Government Fund	5

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FHLMC ±	2.53%	12-1-2018	$25,869	$26,137
FHLMC ±	2.53	12-1-2018	20,007	20,399
FHLMC ±	2.53	3-1-2032	1,386,627	1,486,693
FHLMC ±	2.53	7-1-2036	1,314,595	1,412,131
FHLMC ±	2.54	7-1-2037	1,129,621	1,203,793
FHLMC ±	2.55	6-1-2025	101,116	103,628
FHLMC ±	2.55	8-1-2029	148,763	152,688
FHLMC ±	2.57	2-1-2029	258,929	269,010
FHLMC ±	2.57	4-1-2029	159,529	163,701
FHLMC ±	2.57	9-1-2038	1,606,652	1,712,815
FHLMC ±	2.58	10-1-2029	135,397	139,771
FHLMC ±	2.60	7-1-2034	2,524,602	2,689,654
FHLMC ±	2.60	10-1-2024	207,331	218,715
FHLMC ±	2.60	10-1-2025	123,550	127,211
FHLMC ±	2.60	10-1-2025	42,207	42,485
FHLMC ±	2.60	2-1-2030	62,837	64,042
FHLMC ±	2.60	6-1-2030	138,471	142,488
FHLMC ±	2.60	6-1-2030	478,255	502,611
FHLMC ±	2.60	6-1-2030	131,203	135,517
FHLMC ±	2.60	11-1-2032	136,622	140,516
FHLMC ±	2.62	3-1-2025	2,516,300	2,631,701
FHLMC ±	2.62	6-1-2029	953,049	1,009,037
FHLMC ±	2.62	5-1-2036	5,164,019	5,555,879
FHLMC ±	2.63	11-1-2029	1,342,540	1,437,890
FHLMC ±	2.65	11-1-2029	302,165	314,566
FHLMC ±	2.67	9-1-2029	164,763	169,571
FHLMC ±	2.69	5-1-2028	423,817	445,032
FHLMC ±	2.69	8-1-2030	6,180,102	6,622,598
FHLMC ±	2.70	11-1-2026	348,045	363,155
FHLMC ±	2.70	2-1-2024	30,547	30,724
FHLMC ±	2.71	2-1-2036	5,454,852	5,864,519
FHLMC ±	2.71	4-1-2020	7,903	7,989
FHLMC ±	2.72	6-1-2022	574	577
FHLMC ±	2.73	6-1-2032	250,393	260,353
FHLMC ±	2.74	9-1-2030	175,059	180,494
FHLMC ±	2.77	4-1-2019	23,895	24,126
FHLMC ±	2.78	8-1-2029	170,366	177,466
FHLMC ±	2.82	2-1-2018	3,558	3,614
FHLMC ±	2.88	8-1-2019	18,144	18,243
FHLMC ±	2.88	9-1-2016	673	673
FHLMC ±	2.93	4-1-2032	124,312	128,081
FHLMC ±	3.00	12-1-2025	327,655	335,423
FHLMC ±	3.06	2-1-2027	181,532	184,060
FHLMC ±	3.10	7-1-2018	63,328	64,729
FHLMC ±	3.12	6-1-2021	123,684	127,220
FHLMC ±	3.26	5-1-2031	178,602	189,048
FHLMC ±	3.27	7-1-2028	95,078	96,070
FHLMC ±	3.33	6-1-2035	1,836,199	1,957,767
FHLMC ±	3.38	5-1-2032	276,492	288,700
FHLMC ±	3.49	12-1-2025	772,769	817,556

6	Wells Fargo Advantage Adjustable Rate Government Fund	Portfolio of investments—February 28, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FHLMC ±	3.64%	11-1-2026	$162,572	$169,220
FHLMC ±	3.74	8-1-2029	40,158	42,025
FHLMC ±	3.85	4-1-2023	165,164	168,510
FHLMC	4.00	12-15-2023	175,131	181,533
FHLMC	4.00	3-15-2039	4	4
FHLMC ±	4.39	2-1-2021	37,279	37,500
FHLMC ±	4.72	8-1-2027	78,430	78,861
FHLMC	5.00	10-1-2022	36,533	39,645
FHLMC ±	5.50	8-1-2024	558,262	596,732
FHLMC	6.50	4-1-2018	70,623	80,495
FHLMC	7.00	9-1-2035	70,415	72,849
FHLMC	7.50	1-1-2016	3,750	3,782
FHLMC	8.50	5-1-2020	73,580	77,632
FHLMC Series 0020 Class F ±	1.14	7-1-2029	25,606	26,102
FHLMC Series 1671 Class QA ±	1.64	2-15-2024	590,190	609,167
FHLMC Series 1686 Class FE ±	1.79	2-15-2024	44,587	45,807
FHLMC Series 1730 Class FA ±	1.25	5-15-2024	290,996	293,314
FHLMC Series 2315 Class FW ±	0.72	4-15-2027	169,079	171,436
FHLMC Series 2391 Class EF ±	0.67	6-15-2031	148,841	150,805
FHLMC Series 2454 Class SL ±(c)	7.83	3-15-2032	331,226	80,534
FHLMC Series 2461 Class FI ±	0.67	4-15-2028	222,999	225,924
FHLMC Series 2464 Class FE ±	1.17	3-15-2032	215,885	222,941
FHLMC Series 2466 Class FV ±	0.72	3-15-2032	369,903	375,825
FHLMC Series 2538 Class F ±	0.77	12-15-2032	916,711	930,886
FHLMC Series 3001 Class EA ±	0.52	3-15-2035	401,562	402,889
FHLMC Series 3335 Class FT ±	0.32	8-15-2019	609,613	610,066
FHLMC Series 3436 Class A ±	2.27	11-15-2036	629,430	665,277
FHLMC Series T-48 Class 2A ±	3.34	7-25-2033	3,180,064	3,388,482
FHLMC Series T-54 Class 4A ±	3.05	2-25-2043	2,280,466	2,424,666
FHLMC Series T-55 Class 1A1	6.50	3-25-2043	100,737	112,327
FHLMC Series T-56 Class 3AF ±	1.17	5-25-2043	1,466,017	1,503,788
FHLMC Series T-62 Class 1A1 ±	1.31	10-25-2044	5,878,424	5,990,843
FHLMC Series T-63 Class 1A1 ±	1.31	2-25-2045	4,297,334	4,380,746
FHLMC Series T-66 Class 2A1 ±	2.83	1-25-2036	3,742,018	3,928,127
FHLMC Series T-67 Class 1A1C ±	2.92	3-25-2036	12,698,698	13,420,911
FHLMC Series T-67 Class 2A1C ±	2.95	3-25-2036	8,045,876	8,365,603
FHLMC Series T-75 Class A1 ±	0.21	12-25-2036	3,965,568	3,944,337
FNMA ±	1.37	6-1-2021	64,285	67,416
FNMA ±	1.38	12-1-2020	26,764	26,822
FNMA ±	1.38	1-1-2021	3,177	3,333
FNMA ±	1.38	1-1-2021	3,916	4,032
FNMA ±	1.45	9-1-2032	63,991	64,030
FNMA ±	1.51	12-1-2030	154,764	161,954
FNMA ±	1.52	8-1-2032	264,908	265,955
FNMA ±	1.63	12-1-2016	801	804
FNMA ±	1.63	7-1-2017	1,049	1,052
FNMA ±	1.63	8-1-2030	2,529,184	2,631,711
FNMA ±	1.65	8-1-2033	1,813,899	1,909,607
FNMA ±	1.71	8-1-2033	314,265	328,181
FNMA ±	1.71	3-1-2034	509,701	542,786

Portfolio of investments—February 28, 2015 (unaudited)	Wells Fargo Advantage Adjustable Rate Government Fund	7

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA ±	1.73%	1-1-2017	$1,008	$1,010
FNMA ±	1.74	1-1-2032	419,708	438,382
FNMA ±	1.75	8-1-2033	3,991	4,087
FNMA ±	1.75	8-1-2031	155,605	159,830
FNMA ±	1.75	12-1-2031	25,635	25,668
FNMA ±	1.77	5-1-2029	438,279	459,603
FNMA ±	1.79	8-1-2031	139,688	143,593
FNMA ±	1.79	9-1-2031	245,365	254,247
FNMA ±	1.79	12-1-2031	377,163	394,347
FNMA ±	1.79	4-1-2033	578,935	611,013
FNMA ±	1.81	12-1-2031	156,901	160,536
FNMA ±	1.82	3-1-2030	23,031	23,127
FNMA ±	1.82	10-1-2037	1,753,680	1,848,562
FNMA ±	1.83	7-1-2020	12,558	13,072
FNMA ±	1.87	5-1-2018	5,987	6,006
FNMA ±	1.87	1-1-2032	34,376	34,488
FNMA ±	1.87	1-1-2035	126,712	133,348
FNMA ±	1.88	7-1-2017	1,746	1,759
FNMA ±	1.88	8-1-2017	905	918
FNMA ±	1.88	3-1-2021	1,051	1,071
FNMA ±	1.88	3-1-2030	27,416	27,467
FNMA ±	1.88	8-1-2032	161,713	166,225
FNMA ±	1.91	3-1-2033	251,290	262,509
FNMA ±	1.92	1-1-2035	5,074,421	5,340,820
FNMA ±	1.92	11-1-2024	9,849	10,114
FNMA ±	1.92	12-1-2022	13,923	14,050
FNMA ±	1.92	1-1-2018	49,151	49,359
FNMA ±	1.92	11-1-2023	41,000	42,000
FNMA ±	1.92	10-1-2017	36,859	38,961
FNMA ±	1.93	4-1-2021	66,798	70,125
FNMA ±	1.93	4-1-2019	4,173	4,220
FNMA ±	1.93	1-1-2035	1,450,335	1,518,399
FNMA ±	1.94	4-1-2042	4,156,979	4,394,291
FNMA ±	1.94	10-1-2044	1,581,395	1,673,528
FNMA ±	1.94	2-1-2033	257,779	268,612
FNMA ±	1.95	6-1-2031	319,716	330,892
FNMA ±	1.95	4-1-2038	1,223,890	1,300,595
FNMA ±	1.95	6-1-2035	1,203,529	1,264,354
FNMA ±	1.97	12-1-2017	59,704	60,573
FNMA ±	1.99	11-1-2034	1,383,623	1,456,185
FNMA ±	2.00	1-1-2022	11,701	11,734
FNMA ±	2.00	4-1-2018	3,852	3,928
FNMA ±	2.01	8-1-2031	72,878	76,787
FNMA ±	2.01	7-1-2032	213,251	218,568
FNMA ±	2.02	6-1-2032	72,301	72,829
FNMA ±	2.03	9-1-2035	2,853,914	3,034,297
FNMA ±	2.03	10-1-2035	8,399,073	8,825,632
FNMA ±	2.06	1-1-2038	565,751	578,940
FNMA ±	2.07	10-1-2018	90,312	94,105
FNMA ±	2.07	7-1-2018	1,293	1,305

8	Wells Fargo Advantage Adjustable Rate Government Fund	Portfolio of investments—February 28, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA ±	2.07%	12-1-2035	$7,358,890	$7,738,672
FNMA ±	2.08	6-1-2035	3,207,893	3,417,234
FNMA ±	2.09	11-1-2035	1,948,085	2,046,954
FNMA ±	2.09	1-1-2036	4,968,953	5,227,291
FNMA ±	2.09	7-1-2035	2,179,760	2,298,235
FNMA ±	2.10	11-1-2035	44,547	46,864
FNMA ±	2.12	10-1-2024	56,861	57,160
FNMA ±	2.12	12-1-2024	87,755	89,097
FNMA ±	2.12	1-1-2034	3,533,043	3,757,336
FNMA ±	2.13	11-1-2017	91,908	95,985
FNMA ±	2.13	1-1-2018	429,445	450,235
FNMA ±	2.13	2-1-2018	6,577	6,722
FNMA ±	2.13	6-1-2019	783	784
FNMA ±	2.13	2-1-2020	11,242	11,287
FNMA ±	2.13	5-1-2033	6,005,987	6,382,680
FNMA ±	2.13	7-1-2035	1,743,481	1,839,235
FNMA ±	2.14	10-1-2035	922,138	971,040
FNMA ±	2.15	12-1-2032	1,162,159	1,227,554
FNMA ±	2.15	1-1-2040	665,616	708,414
FNMA ±	2.15	1-1-2035	781,426	823,559
FNMA ±	2.16	11-1-2027	57,899	58,811
FNMA ±	2.16	6-1-2034	908,830	966,949
FNMA ±	2.16	11-1-2035	2,488,264	2,622,733
FNMA ±	2.17	7-1-2035	3,867,246	4,111,451
FNMA ±	2.17	5-1-2019	261	261
FNMA ±	2.18	4-1-2030	150,208	154,587
FNMA ±	2.18	12-1-2033	2,686,140	2,858,458
FNMA ±	2.18	12-1-2023	11,312	11,356
FNMA ±	2.19	1-1-2037	3,543,180	3,764,696
FNMA ±	2.20	7-1-2018	300,848	314,663
FNMA ±	2.20	4-1-2018	294,704	309,240
FNMA ±	2.20	2-1-2033	900,692	951,897
FNMA ±	2.20	11-1-2017	35,969	36,194
FNMA ±	2.21	1-1-2035	2,862,950	3,047,719
FNMA ±	2.21	8-1-2025	47,322	48,675
FNMA ±	2.21	1-1-2036	536,931	570,248
FNMA ±	2.21	5-1-2034	1,286,450	1,364,200
FNMA ±	2.21	11-1-2038	1,531,928	1,631,797
FNMA ±	2.22	4-1-2024	3,874,691	3,992,692
FNMA ±	2.22	9-1-2032	7,443,486	7,921,280
FNMA ±	2.23	9-1-2038	1,603,763	1,706,925
FNMA ±	2.23	7-1-2035	1,519,796	1,616,383
FNMA ±	2.23	7-1-2036	4,018,220	4,273,856
FNMA ±	2.23	5-1-2036	2,981,265	3,163,023
FNMA ±	2.23	9-1-2036	1,734,525	1,865,335
FNMA ±	2.23	1-1-2037	4,618,463	4,901,294
FNMA ±	2.24	11-1-2035	1,443,177	1,528,647
FNMA ±	2.24	4-1-2037	4,283,344	4,554,612
FNMA ±	2.24	12-1-2025	22,953	23,289
FNMA ±	2.24	8-1-2026	102,988	106,669

Portfolio of investments—February 28, 2015 (unaudited)	Wells Fargo Advantage Adjustable Rate Government Fund	9

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA ±	2.24%	12-1-2033	$1,848,452	$1,987,177
FNMA ±	2.24	5-1-2032	217,682	222,932
FNMA ±	2.24	2-1-2036	6,144,601	6,555,071
FNMA ±	2.25	3-1-2031	41,902	42,154
FNMA ±	2.25	6-1-2036	862,460	918,691
FNMA ±	2.25	9-1-2036	1,341,821	1,430,322
FNMA ±	2.25	5-1-2017	35,923	36,013
FNMA ±	2.25	7-1-2017	1,119	1,122
FNMA ±	2.25	5-1-2018	64,326	65,903
FNMA ±	2.25	1-1-2019	104,096	110,921
FNMA ±	2.25	10-1-2025	154,315	159,935
FNMA ±	2.25	1-1-2027	43,037	43,376
FNMA ±	2.25	5-1-2033	1,051,167	1,125,515
FNMA ±	2.25	8-1-2036	4,368,179	4,631,014
FNMA ±	2.25	9-1-2035	2,987,438	3,179,713
FNMA ±	2.26	4-1-2035	3,988,314	4,266,467
FNMA ±	2.26	8-1-2035	798,439	846,156
FNMA ±	2.26	4-1-2033	1,184,169	1,262,671
FNMA ±	2.26	10-1-2035	467,280	503,014
FNMA ±	2.26	4-1-2040	328,808	351,492
FNMA ±	2.27	8-1-2039	5,770,401	6,147,987
FNMA ±	2.27	12-1-2034	1,854,442	1,982,484
FNMA ±	2.27	3-1-2037	890,398	948,240
FNMA ±	2.27	10-1-2033	781,081	831,259
FNMA ±	2.28	1-1-2036	466,905	490,203
FNMA ±	2.28	4-1-2033	1,191,263	1,264,031
FNMA ±	2.28	5-1-2038	5,462,409	5,822,288
FNMA ±	2.28	12-1-2039	315,288	328,982
FNMA ±	2.28	5-1-2039	4,776,644	5,073,841
FNMA ±	2.29	4-1-2034	1,541,627	1,638,338
FNMA ±	2.29	2-1-2038	1,429,524	1,521,604
FNMA ±	2.29	7-1-2029	775,765	826,473
FNMA ±	2.29	7-1-2035	1,265,354	1,347,747
FNMA ±	2.29	8-1-2035	3,854,831	4,106,457
FNMA ±	2.29	9-1-2034	2,072,384	2,205,963
FNMA ±	2.29	9-1-2039	5,113,778	5,441,034
FNMA ±	2.29	7-1-2025	5,309	5,596
FNMA ±	2.29	4-1-2034	654,660	697,794
FNMA ±	2.29	1-1-2033	4,654,890	4,966,725
FNMA ±	2.29	12-1-2037	986,435	1,052,096
FNMA ±	2.29	11-1-2038	1,355,230	1,446,538
FNMA ±	2.30	10-1-2035	3,487,047	3,714,976
FNMA ±	2.30	1-1-2037	9,773,253	10,459,496
FNMA ±	2.30	5-1-2035	1,714,701	1,825,429
FNMA ±	2.30	12-1-2024	35,387	35,587
FNMA ±	2.30	6-1-2032	45,337	45,544
FNMA ±	2.30	6-1-2032	353,505	369,650
FNMA ±	2.30	1-1-2035	483,805	515,164
FNMA ±	2.30	6-1-2035	583,183	627,777
FNMA ±	2.30	1-1-2036	1,553,906	1,657,929

10	Wells Fargo Advantage Adjustable Rate Government Fund	Portfolio of investments—February 28, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA ±	2.30%	9-1-2036	$1,028,210	$1,098,937
FNMA ±	2.30	1-1-2035	1,625,512	1,745,128
FNMA ±	2.30	7-1-2038	7,192,290	7,798,216
FNMA ±	2.31	12-1-2035	834,650	889,841
FNMA ±	2.31	12-1-2034	2,128,847	2,277,778
FNMA ±	2.31	2-1-2036	1,320,859	1,407,196
FNMA ±	2.31	5-1-2033	642,914	677,989
FNMA ±	2.31	3-1-2035	1,501,379	1,615,044
FNMA ±	2.31	2-1-2033	393,260	407,186
FNMA ±	2.31	6-1-2033	1,076,794	1,143,857
FNMA ±	2.31	7-1-2039	5,552,287	5,942,209
FNMA ±	2.32	7-1-2038	2,962,620	3,157,322
FNMA ±(a)	2.32	2-1-2045	4,336,936	4,610,027
FNMA ±	2.32	2-1-2035	472,979	500,251
FNMA ±	2.32	12-1-2040	2,427,021	2,606,845
FNMA ±	2.32	12-1-2040	686,938	735,556
FNMA ±	2.32	2-1-2035	4,883,764	5,202,222
FNMA ±	2.32	10-1-2036	1,570,499	1,673,049
FNMA ±	2.33	10-1-2024	353,651	369,118
FNMA ±	2.33	4-1-2038	2,237,212	2,386,179
FNMA ±	2.33	5-1-2033	4,289,530	4,597,311
FNMA ±	2.33	12-1-2036	1,042,722	1,112,291
FNMA ±	2.33	12-1-2040	10,126,546	10,785,747
FNMA ±	2.33	1-1-2037	4,831,835	5,170,060
FNMA ±	2.33	6-1-2033	345,094	360,003
FNMA ±	2.33	5-1-2037	2,409,770	2,567,075
FNMA ±	2.33	12-1-2032	1,229,023	1,327,255
FNMA ±	2.33	8-1-2035	3,561,905	3,806,233
FNMA ±	2.33	11-1-2035	2,430,380	2,605,831
FNMA ±	2.33	12-1-2040	6,041,538	6,438,480
FNMA ±	2.33	1-1-2027	831,212	876,191
FNMA ±	2.34	7-1-2033	173,693	184,136
FNMA ±	2.34	6-1-2035	1,682,386	1,796,904
FNMA ±	2.34	7-1-2035	2,287,544	2,467,881
FNMA ±	2.34	9-1-2034	5,603,263	5,978,156
FNMA ±(a)	2.34	3-1-2038	3,506,637	3,737,856
FNMA ±	2.34	1-1-2035	6,842,460	7,294,166
FNMA ±	2.34	7-1-2040	4,040,988	4,309,303
FNMA ±	2.34	4-1-2030	18,640	18,752
FNMA ±	2.34	4-1-2033	1,863,807	1,977,334
FNMA ±	2.34	5-1-2033	364,904	388,634
FNMA ±	2.34	6-1-2035	533,025	572,440
FNMA ±	2.34	1-1-2038	7,550,021	8,086,413
FNMA ±	2.34	6-1-2027	111,684	114,901
FNMA ±	2.34	7-1-2036	5,447,050	5,807,518
FNMA ±	2.35	8-1-2031	131,823	135,096
FNMA ±	2.35	12-1-2033	2,397,942	2,565,712
FNMA ±	2.35	10-1-2034	495,843	528,549
FNMA ±	2.35	9-1-2037	1,776,393	1,907,295
FNMA ±	2.35	1-1-2031	836,861	891,678

Portfolio of investments—February 28, 2015 (unaudited)	Wells Fargo Advantage Adjustable Rate Government Fund	11

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA ±	2.35%	1-1-2035	$1,029,893	$1,098,795
FNMA ±	2.35	12-1-2044	6,924,786	7,386,930
FNMA ±	2.35	6-1-2026	90,214	93,303
FNMA ±	2.35	7-1-2035	2,286,514	2,458,238
FNMA ±	2.35	7-1-2035	908,689	970,703
FNMA ±	2.35	8-1-2035	5,064,654	5,404,786
FNMA ±	2.35	9-1-2033	63,005	63,466
FNMA ±	2.35	9-1-2033	63,756	64,215
FNMA ±	2.35	10-1-2035	1,790,773	1,918,074
FNMA ±	2.35	5-1-2035	2,792,482	2,997,376
FNMA ±	2.36	10-1-2036	5,346,971	5,753,763
FNMA ±	2.36	7-1-2037	1,025,799	1,095,803
FNMA ±	2.36	3-1-2033	629,266	671,322
FNMA ±	2.36	4-1-2035	2,293,196	2,453,020
FNMA ±	2.36	8-1-2037	5,643,299	6,034,646
FNMA ±	2.36	7-1-2028	272	291
FNMA ±	2.36	2-1-2034	3,519,975	3,783,480
FNMA ±	2.36	5-1-2036	3,437,906	3,677,874
FNMA ±	2.36	12-1-2040	3,297,992	3,515,217
FNMA ±	2.36	11-1-2037	1,498,707	1,598,605
FNMA ±	2.36	5-1-2036	5,545,680	5,965,448
FNMA ±	2.36	12-1-2037	4,906,071	5,239,423
FNMA ±	2.36	12-1-2040	6,814,358	7,271,316
FNMA ±	2.36	9-1-2039	8,383,927	8,931,630
FNMA ±	2.36	4-1-2033	1,066,465	1,142,984
FNMA ±	2.36	6-1-2036	5,327,267	5,695,054
FNMA ±	2.37	8-1-2026	862,540	918,153
FNMA ±	2.37	9-1-2030	1,314,651	1,413,161
FNMA ±	2.37	6-1-2034	5,138,599	5,484,554
FNMA ±	2.37	12-1-2035	5,863,484	6,253,389
FNMA ±	2.37	3-1-2035	5,047,676	5,384,933
FNMA ±	2.37	6-1-2027	1,591	1,642
FNMA ±	2.38	8-1-2017	331,905	333,645
FNMA ±	2.38	6-1-2025	9,059	9,111
FNMA ±	2.38	10-1-2029	130,388	133,627
FNMA ±	2.38	5-1-2034	1,007,026	1,072,983
FNMA ±	2.38	4-1-2035	2,888,012	3,093,036
FNMA ±	2.38	5-1-2035	771,811	811,563
FNMA ±	2.38	1-1-2038	1,658,867	1,775,719
FNMA ±	2.39	7-1-2036	4,124,702	4,453,303
FNMA ±	2.39	12-1-2040	5,438,548	5,807,615
FNMA ±	2.39	9-1-2019	6,028	6,075
FNMA ±	2.40	2-1-2036	12,401,812	13,401,749
FNMA ±	2.40	5-1-2037	2,886,710	3,120,398
FNMA ±	2.40	2-1-2038	7,200,442	7,734,077
FNMA ±	2.40	4-1-2024	71,719	72,452
FNMA ±	2.40	4-1-2024	25,392	26,415
FNMA ±	2.40	7-1-2024	15,319	15,405
FNMA ±	2.40	9-1-2026	108,925	112,661
FNMA ±	2.40	2-1-2037	4,094,121	4,419,066

12	Wells Fargo Advantage Adjustable Rate Government Fund	Portfolio of investments—February 28, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA ±	2.40%	10-1-2034	$762,715	$825,448
FNMA ±	2.41	11-1-2022	70,553	71,004
FNMA ±	2.41	10-1-2036	1,395,787	1,491,403
FNMA ±	2.41	8-1-2034	3,735,772	4,010,293
FNMA ±	2.41	9-1-2036	906,062	965,006
FNMA ±	2.42	12-1-2030	83,068	85,376
FNMA ±	2.42	6-1-2037	1,460,958	1,566,514
FNMA ±	2.42	9-1-2030	193,939	199,926
FNMA ±	2.42	9-1-2037	1,076,085	1,150,613
FNMA ±	2.42	8-1-2035	1,465,538	1,538,703
FNMA ±	2.43	5-1-2033	1,264,554	1,361,650
FNMA ±	2.43	7-1-2033	1,387,044	1,486,576
FNMA ±	2.43	5-1-2034	2,213,503	2,369,132
FNMA ±	2.43	4-1-2036	5,614,153	6,010,893
FNMA ±	2.44	12-1-2034	1,317,091	1,414,139
FNMA ±	2.44	1-1-2037	1,893,691	2,025,397
FNMA ±	2.44	12-1-2028	46,250	47,183
FNMA ±	2.44	2-1-2035	1,778,736	1,898,499
FNMA ±	2.44	5-1-2035	2,390,954	2,566,323
FNMA ±	2.44	5-1-2025	49,786	50,266
FNMA ±	2.44	10-1-2034	1,488,551	1,583,932
FNMA ±	2.45	4-1-2028	323,262	337,067
FNMA ±	2.45	6-1-2032	47,591	47,880
FNMA ±	2.45	12-1-2046	1,514,106	1,618,919
FNMA ±	2.45	9-1-2035	933,989	1,000,909
FNMA ±	2.45	7-1-2020	118,593	121,352
FNMA ±	2.45	6-1-2017	14,121	14,169
FNMA ±	2.45	4-1-2020	5,667	5,683
FNMA ±	2.45	1-1-2028	8,940	8,994
FNMA ±	2.45	3-1-2033	7,138	7,176
FNMA ±	2.45	1-1-2026	366,619	382,742
FNMA ±	2.45	9-1-2028	111,693	114,671
FNMA ±	2.45	11-1-2020	968,751	974,144
FNMA ±	2.45	1-1-2033	2,347,915	2,508,392
FNMA ±	2.45	4-1-2033	559,869	590,894
FNMA ±	2.46	11-1-2024	164,502	171,451
FNMA ±	2.47	7-1-2030	1,376,228	1,473,896
FNMA ±	2.47	1-1-2032	127,065	131,067
FNMA ±	2.47	3-1-2037	5,502,141	5,917,370
FNMA ±	2.47	4-1-2030	22,476	23,693
FNMA ±	2.47	9-1-2022	398,231	423,276
FNMA ±	2.48	6-1-2030	191,447	197,746
FNMA ±	2.48	6-1-2027	93,793	95,408
FNMA ±	2.48	1-1-2029	734,151	766,499
FNMA ±	2.49	11-1-2034	6,877,917	7,353,716
FNMA ±	2.49	1-1-2036	134,929	140,726
FNMA ±	2.49	12-1-2030	894,832	953,371
FNMA ±	2.49	9-1-2033	1,259,788	1,338,375
FNMA ±	2.49	9-1-2032	164,403	168,485
FNMA ±	2.49	7-1-2028	1,280,268	1,344,254

Portfolio of investments—February 28, 2015 (unaudited)	Wells Fargo Advantage Adjustable Rate Government Fund	13

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA ±	2.49%	3-1-2033	$2,107,420	$2,254,921
FNMA ±	2.49	8-1-2040	1,116,946	1,201,306
FNMA ±	2.50	7-1-2027	30,626	30,810
FNMA ±	2.50	9-1-2030	1,008,772	1,082,454
FNMA ±	2.50	5-1-2017	37,327	38,306
FNMA ±	2.50	7-1-2017	40,041	40,146
FNMA ±	2.50	2-1-2019	1,787	1,797
FNMA ±	2.50	7-1-2027	346,622	361,634
FNMA ±	2.51	10-1-2027	971,474	1,030,877
FNMA ±	2.52	7-1-2017	91,104	91,619
FNMA ±	2.52	8-1-2035	1,750,758	1,876,991
FNMA ±	2.52	5-1-2028	71,866	72,679
FNMA ±	2.53	6-1-2024	55,768	56,572
FNMA ±	2.53	5-1-2036	741,429	797,023
FNMA ±	2.53	7-1-2037	3,347,128	3,595,479
FNMA ±	2.53	5-1-2027	96,857	101,256
FNMA ±	2.54	7-1-2037	1,174,048	1,237,037
FNMA ±	2.54	10-1-2017	2,331	2,340
FNMA ±	2.54	9-1-2033	956,827	1,028,879
FNMA ±	2.54	4-1-2018	371,306	387,203
FNMA ±	2.55	9-1-2019	57,453	58,010
FNMA ±	2.55	8-1-2036	550,079	588,157
FNMA ±	2.55	8-1-2035	3,881,543	4,166,196
FNMA ±	2.56	12-1-2021	70,111	71,993
FNMA ±	2.57	5-1-2018	508	508
FNMA ±	2.57	10-1-2024	10,132	10,675
FNMA ±	2.58	3-1-2027	182,867	190,799
FNMA ±	2.58	3-1-2035	4,291,102	4,608,474
FNMA ±	2.59	9-1-2021	96,384	98,443
FNMA ±	2.59	9-1-2035	151,186	161,750
FNMA ±	2.60	6-1-2032	136,508	140,947
FNMA ±	2.60	4-1-2036	5,088,733	5,461,174
FNMA ±	2.61	6-1-2040	1,157,951	1,225,340
FNMA ±	2.61	5-1-2028	221,161	235,425
FNMA ±	2.62	9-1-2030	890,815	954,725
FNMA ±	2.63	6-1-2016	37,276	37,872
FNMA ±	2.63	7-1-2016	7,605	7,643
FNMA ±	2.63	6-1-2018	15,080	15,124
FNMA ±	2.63	8-1-2018	59,965	61,096
FNMA ±	2.63	12-1-2028	128,955	133,672
FNMA ±	2.63	1-1-2029	16,163	16,775
FNMA ±	2.63	10-1-2029	564,297	595,682
FNMA ±	2.63	3-1-2034	1,330,918	1,427,280
FNMA ±	2.64	11-1-2024	87,270	88,225
FNMA ±	2.64	9-1-2030	765,828	816,521
FNMA ±	2.65	11-1-2024	45,527	45,749
FNMA ±	2.66	5-1-2035	2,315,522	2,491,064
FNMA ±	2.66	1-1-2019	2,960	2,965
FNMA ±	2.66	5-1-2035	3,621,201	3,898,737
FNMA ±	2.68	10-1-2018	201,341	211,739

14	Wells Fargo Advantage Adjustable Rate Government Fund	Portfolio of investments—February 28, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA ±	2.68%	1-1-2025	$66,688	$67,726
FNMA ±	2.70	3-1-2032	138,716	142,772
FNMA ±	2.70	3-1-2035	4,191,253	4,511,168
FNMA ±	2.72	10-1-2025	11,144	11,385
FNMA ±	2.72	4-1-2026	8,567	8,627
FNMA ±	2.72	2-1-2028	46,842	47,190
FNMA ±	2.74	10-1-2018	105,143	106,016
FNMA ±	2.74	4-1-2020	1,876,227	1,931,359
FNMA ±	2.75	9-1-2017	292,986	296,248
FNMA ±	2.75	6-1-2018	1,461	1,475
FNMA ±	2.75	7-1-2039	2,818,975	3,085,829
FNMA ±	2.76	5-1-2018	308,397	310,256
FNMA ±	2.77	7-1-2028	352,076	367,470
FNMA ±	2.77	10-1-2025	8,935	8,970
FNMA ±	2.78	10-1-2028	234,778	244,718
FNMA ±	2.79	1-1-2033	167,787	172,766
FNMA ±	2.79	7-1-2020	1,676,482	1,686,565
FNMA ±	2.80	11-1-2035	12,914,315	13,884,685
FNMA ±	2.81	11-1-2034	5,007,102	5,407,606
FNMA ±	2.84	7-1-2019	2,407	2,450
FNMA ±	2.86	7-1-2033	41,004	41,325
FNMA ±	2.88	3-1-2019	438,844	467,075
FNMA ±	2.92	4-1-2040	2,677,048	2,902,158
FNMA ±	2.92	4-1-2033	512,906	541,997
FNMA ±	2.93	9-1-2032	1,768,004	1,928,914
FNMA ±	2.94	2-1-2029	107,826	111,020
FNMA ±	2.94	1-1-2029	24,386	25,779
FNMA ±	2.98	5-1-2017	43,877	45,241
FNMA ±	2.98	8-1-2029	661,237	699,349
FNMA ±	2.98	11-1-2028	135,607	140,188
FNMA ±	3.00	8-1-2030	242,695	249,256
FNMA ±	3.02	1-1-2031	79,278	80,231
FNMA ±	3.09	8-1-2031	68,991	69,751
FNMA ±	3.09	4-1-2024	361,351	385,923
FNMA ±	3.09	3-1-2030	154,835	159,320
FNMA ±	3.14	1-1-2021	502,094	528,694
FNMA ±	3.15	10-1-2024	49,285	49,575
FNMA ±	3.16	9-1-2033	43,596	43,838
FNMA ±	3.16	7-1-2033	26,642	26,910
FNMA ±	3.17	1-1-2033	70,481	71,681
FNMA ±	3.22	4-1-2034	2,911,366	3,144,955
FNMA ±	3.25	9-1-2017	1,868	1,877
FNMA ±	3.26	7-1-2028	71,681	74,496
FNMA ±	3.34	2-1-2029	2,024,005	2,178,631
FNMA ±	3.45	11-1-2031	44,149	44,413
FNMA ±	3.46	11-1-2029	10,054	10,142
FNMA ±	3.47	6-1-2024	30,231	30,441
FNMA ±	3.48	7-1-2021	173,327	179,306
FNMA ±	3.48	10-1-2034	282,034	296,267
FNMA ±	3.51	5-1-2033	1,728,064	1,866,150

Portfolio of investments—February 28, 2015 (unaudited)	Wells Fargo Advantage Adjustable Rate Government Fund	15

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA ±	3.56%	10-1-2018	$35	$36
FNMA ±	3.58	10-1-2017	431,365	442,154
FNMA ±	3.67	5-1-2017	677	683
FNMA ±	3.72	7-1-2017	23,076	24,397
FNMA ±	3.78	4-1-2033	212,606	220,140
FNMA ±	3.85	12-1-2032	171,292	177,628
FNMA ±	3.89	9-1-2031	329,147	345,450
FNMA ±	3.90	9-1-2028	4,769	5,059
FNMA ±	3.92	2-1-2033	98,630	100,254
FNMA ±	3.92	4-1-2032	251,016	254,072
FNMA ±	3.95	9-1-2023	6,024	6,075
FNMA ±	4.03	5-1-2034	477,671	504,402
FNMA ±	4.17	6-1-2019	3,975	4,048
FNMA ±	4.19	9-1-2017	2,032	2,055
FNMA ±	4.20	11-1-2031	21,764	21,896
FNMA ±	4.20	11-1-2031	142,978	146,715
FNMA ±	4.26	8-1-2017	24,470	24,982
FNMA ±	4.30	1-1-2018	760	768
FNMA ±	4.37	12-1-2036	137,217	146,380
FNMA ±	4.48	6-1-2034	313,816	333,352
FNMA ±	4.56	11-1-2019	343	349
FNMA ±	4.62	2-1-2019	374,759	391,904
FNMA ±	4.64	1-1-2019	431,565	450,793
FNMA ±	4.70	6-1-2028	64,656	67,036
FNMA ±	4.85	4-1-2018	170,406	172,532
FNMA ±	5.00	6-1-2028	27,451	27,713
FNMA ±	5.08	5-1-2025	85	85
FNMA ±	5.25	10-1-2021	12,827	12,950
FNMA	5.50	9-1-2019	139,048	146,921
FNMA ±	5.67	1-1-2019	72,990	76,612
FNMA ±	6.00	1-1-2020	9,451	9,716
FNMA ±	6.12	9-1-2017	135	136
FNMA ±	6.45	2-1-2034	72,212	73,091
FNMA	6.50	8-1-2028	68,110	70,749
FNMA	6.50	5-1-2031	196,968	225,226
FNMA	7.00	11-1-2017	10,464	10,892
FNMA	7.06	11-1-2024	46,600	48,423
FNMA	7.06	12-1-2024	33,298	33,938
FNMA	7.06	3-1-2025	62,539	65,547
FNMA	7.06	3-1-2025	10,425	10,548
FNMA	7.06	4-1-2025	22,700	22,972
FNMA	7.06	1-1-2027	58,437	60,702
FNMA	7.50	2-1-2016	56,809	57,799
FNMA	7.50	1-1-2031	173,167	196,579
FNMA	7.50	1-1-2033	314,750	360,585
FNMA	7.50	5-1-2033	224,470	256,780
FNMA	7.50	5-1-2033	208,079	234,198
FNMA	7.50	6-1-2033	133,063	145,127
FNMA	7.50	7-1-2033	253,516	292,835
FNMA	7.50	8-1-2033	114,628	128,124

16	Wells Fargo Advantage Adjustable Rate Government Fund	Portfolio of investments—February 28, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA	8.00%	12-1-2026	$114,223	$129,267
FNMA	8.00	2-1-2030	314	322
FNMA	8.00	3-1-2030	367	414
FNMA	8.00	7-1-2031	42,543	43,895
FNMA	8.00	5-1-2033	248,462	287,718
FNMA	8.50	10-1-2026	16,684	18,936
FNMA	8.50	2-1-2027	18,538	18,930
FNMA	8.50	6-1-2030	59,730	62,545
FNMA	8.51	8-15-2024	72,237	81,645
FNMA	9.00	7-1-2030	11,243	11,406
FNMA	9.50	8-1-2021	24,933	25,608
FNMA	9.50	12-1-2024	19,030	19,567
FNMA	10.00	1-20-2021	21,207	21,786
FNMA	11.00	1-1-2018	7,015	7,621
FNMA Series 1989-74 Class J	9.80	10-25-2019	19,139	21,544
FNMA Series 1989-96 Class H	9.00	12-25-2019	9,290	10,210
FNMA Series 1992-39 Class FA ±	1.92	3-25-2022	207,125	211,510
FNMA Series 1992-45 Class F ±	1.92	4-25-2022	38,948	39,791
FNMA Series 1992-87 Class Z	8.00	5-25-2022	25,520	28,629
FNMA Series 1993-113 Class FA ±	1.46	7-25-2023	154,245	155,384
FNMA Series 1993-247 Class FM ±	1.89	12-25-2023	529,282	544,556
FNMA Series 1994-14 Class F ±	2.29	10-25-2023	342,516	355,953
FNMA Series 1998-T2 Class A5 ±	2.30	1-25-2032	592,328	603,408
FNMA Series 2001-50 Class BA	7.00	10-25-2041	276,981	316,534
FNMA Series 2001-63 Class FD ±	0.77	12-18-2031	183,425	186,504
FNMA Series 2001-81 Class F ±	0.72	1-25-2032	121,398	123,310
FNMA Series 2001-T08 Class A1	7.50	7-25-2041	195,697	220,821
FNMA Series 2001-T10 Class A2	7.50	12-25-2041	4,316,402	5,018,530
FNMA Series 2001-T12 Class A2	7.50	8-25-2041	314,184	367,979
FNMA Series 2001-T12 Class A4 ±	3.36	8-25-2041	7,625,454	7,870,033
FNMA Series 2001-W03 Class A ±	6.92	9-25-2041	925,980	1,058,656
FNMA Series 2002-05 Class FD ±	1.07	2-25-2032	346,838	355,964
FNMA Series 2002-33 Class A4 ±	4.62	11-25-2030	191,965	201,362
FNMA Series 2002-59 Class F ±	0.57	9-25-2032	727,094	734,420
FNMA Series 2002-66 Class A3 ±	3.12	4-25-2042	11,235,040	11,581,056
FNMA Series 2002-T12 Class A3	7.50	5-25-2042	1,826,046	2,180,589
FNMA Series 2002-T12 Class A5 ±	3.48	10-25-2041	2,673,031	2,749,939
FNMA Series 2002-T18 Class A5 ±	3.61	5-25-2042	2,433,217	2,568,939
FNMA Series 2002-T19 Class A4 ±	3.28	3-25-2042	265,141	282,197
FNMA Series 2002-W1 Class 3A ±	3.13	4-25-2042	1,779,271	1,844,541
FNMA Series 2002-W4 Class A6 ±	3.36	5-25-2042	2,931,224	3,071,563
FNMA Series 2003-07 Class A2 ±	2.47	5-25-2042	1,281,391	1,308,234
FNMA Series 2003-17 Class FN ±	0.47	3-25-2018	533,134	533,282
FNMA Series 2003-63 Class A8 ±	2.66	1-25-2043	1,841,153	1,909,626
FNMA Series 2003-W02 Class 1A3	7.50	7-25-2042	546,539	650,401
FNMA Series 2003-W04 Class 5A ±	2.94	10-25-2042	1,560,075	1,647,297
FNMA Series 2003-W08 Class 4A ±	3.18	11-25-2042	2,191,508	2,279,337
FNMA Series 2003-W10 Class 2A ±	3.08	6-25-2043	4,153,383	4,384,212
FNMA Series 2003-W18 Class 2A ±	3.43	6-25-2043	14,978,638	16,225,100
FNMA Series 2004-31 Class FG ±	0.57	8-25-2033	761,564	763,885

Portfolio of investments—February 28, 2015 (unaudited)	Wells Fargo Advantage Adjustable Rate Government Fund	17

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA Series 2004-38 Class FT ±	0.60%	10-25-2033	$493,986	$497,057
FNMA Series 2004-T3 Class 1A3	7.00	2-25-2044	751,142	864,892
FNMA Series 2004-T3 Class 2A ±	3.20	8-25-2043	2,449,092	2,587,279
FNMA Series 2004-T9 Class A1 ±	0.45	4-25-2035	741,204	738,115
FNMA Series 2004-W02 Class 5A	7.50	3-25-2044	252,450	290,763
FNMA Series 2004-W1 Class 2A2	7.00	12-25-2033	433,374	509,301
FNMA Series 2004-W1 Class 3A ±	3.35	1-25-2043	128,850	140,000
FNMA Series 2004-W12 Class 2A ±	3.34	6-25-2044	7,565,789	8,033,491
FNMA Series 2004-W15 Class 3A ±	2.63	6-25-2044	9,789,228	10,561,510
FNMA Series 2005-57 Class EG ±	0.47	3-25-2035	904,937	906,672
FNMA Series 2005-W3 Class 3A ±	2.67	4-25-2045	1,996,326	2,128,415
FNMA Series 2006-15 Class FW ±	0.47	1-25-2036	646,315	649,743
FNMA Series 2006-W1 Class 3A ±	2.15	10-25-2045	10,619,366	11,237,923
FNMA Series 2007-95 Class A2 ±	0.42	8-27-2036	979,347	975,614
FNMA Series 2011-40 Class DK	4.00	11-25-2037	142,772	143,462
FNMA Series G92-20 Class FB ±	1.92	4-25-2022	102,701	102,337
FNMA Series G93-1 Class K	6.68	1-25-2023	646,650	713,407
FNMA Series G93-19 Class FD ±	1.46	4-25-2023	570,353	575,620
GNMA ±	2.04	8-20-2062	7,863,759	8,322,664
GNMA ±	2.05	9-20-2062	2,463,588	2,611,297
GNMA	6.45	4-20-2025	65,069	74,199
GNMA	6.45	5-20-2025	27,089	30,024
GNMA	6.45	9-20-2025	47,312	55,664
GNMA	6.50	6-20-2034	82,652	86,595
GNMA	6.50	8-20-2034	798,621	899,792
GNMA	6.50	8-20-2034	117,560	125,817
GNMA	6.75	2-15-2029	120,126	137,454
GNMA	7.00	7-20-2034	64,401	67,105
GNMA	7.25	7-15-2017	4,722	4,742
GNMA	7.25	8-15-2017	18,796	19,628
GNMA	7.25	8-15-2017	12,614	12,778
GNMA	7.25	9-15-2017	20,470	21,330
GNMA	7.25	10-15-2017	27,009	28,276
GNMA	7.25	10-15-2017	11,910	12,065
GNMA	7.25	11-15-2017	13,718	13,905
GNMA	7.25	1-15-2018	5,327	5,350
GNMA	7.25	1-15-2018	8,119	8,154
GNMA	7.25	2-15-2018	15,849	16,095
GNMA	7.25	5-15-2018	8,696	8,734
GNMA	9.00	5-15-2016	3,468	3,487
GNMA	9.00	7-15-2016	96	96
GNMA	9.00	8-15-2016	5,153	5,181
GNMA	9.00	11-15-2016	1,841	1,867
GNMA	9.00	12-15-2016	131	132
GNMA	9.00	2-15-2017	3,566	3,627
GNMA	9.00	5-15-2017	624	627
GNMA	9.00	7-15-2017	6,110	6,145
GNMA	9.00	3-15-2020	3,427	3,511
GNMA	9.00	8-15-2021	586	590
GNMA	9.00	8-20-2024	377	421

18	Wells Fargo Advantage Adjustable Rate Government Fund	Portfolio of investments—February 28, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
GNMA	9.00%	9-20-2024	$1,812	$2,080
GNMA	9.00	10-20-2024	7,727	8,538
GNMA	9.00	11-20-2024	176	177
GNMA	9.00	1-20-2025	6,960	8,058
GNMA	9.00	2-20-2025	23,080	26,689
GNMA Series 2008-6 Class DF ±	0.57	8-20-2032	124,762	124,824
GNMA Series 2011-H12 Class FA ±	0.66	2-20-2061	3,185,773	3,189,978
GNMA Series 2011-H17 Class FA ±	0.70	6-20-2061	1,673,178	1,677,753

Total Agency Securities (Cost $1,256,177,401)				1,279,495,413

	Yield		Shares
Short-Term Investments: 5.69%

Investment Companies: 5.62%
Wells Fargo Advantage Government Money Market Fund, Institutional Class (l)(u)	0.01		76,055,353	76,055,353

			Principal
U.S. Treasury Securities: 0.07%
U.S. Treasury Bill #(z)	0.01	3-19-2015	$900,000	899,994

Total Short-Term Investments (Cost $76,955,342)				76,955,347

Total investments in securities (Cost $1,333,132,743) *	100.28%	1,356,450,760
Other assets and liabilities, net	(0.28)	(3,765,149)

Total net assets	100.00%	$1,352,685,611

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

±	Variable rate investment. The rate shown is the rate in effect at period end.

(c)	Investment in an interest-only security entitles holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. The rate represents the coupon rate.

(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.

(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

(z)	Zero coupon security. The rate represents the current yield to maturity.

*	Cost for federal income tax purposes is $1,333,962,748 and unrealized gains (losses) consists of:

Gross unrealized gains	$24,236,582
Gross unrealized losses	(1,748,570)

Net unrealized gains	$22,488,012

Portfolio of investments—February 28, 2015 (unaudited)	Wells Fargo Advantage Government Securities Fund	1

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities: 72.84%
FDIC Series 2010-S1 Class 1A 144A±	0.72%	2-25-2048	$6,508,796	$6,511,152
FDIC Series 2013-R1 Class A 144A	1.15	3-25-2033	5,366,002	5,329,192
FHLB ¤	0.00	5-27-2015	113,270,000	113,259,126
FHLB	5.63	3-14-2036	6,150,000	8,683,837
FHLMC ±	2.26	10-1-2026	225,022	234,564
FHLMC	2.38	1-13-2022	10,415,000	10,733,949
FHLMC ±	2.38	6-1-2032	85,191	90,377
FHLMC ±	2.41	9-1-2031	56,294	56,700
FHLMC ±	2.41	9-1-2031	9,472	9,675
FHLMC ±	2.53	1-1-2038	1,096,886	1,182,724
FHLMC ±	2.53	7-1-2029	206,373	215,370
FHLMC ±	2.90	5-1-2026	120,318	126,786
FHLMC ±	3.02	7-1-2032	1,505,636	1,487,289
FHLMC %%	3.50	3-1-2045	54,565,000	57,090,765
FHLMC %%	4.00	3-1-2045	11,875,000	12,696,973
FHLMC	4.50	3-1-2042	1,073,226	1,167,808
FHLMC	5.00	5-1-2018	227,321	239,714
FHLMC	5.00	4-1-2019	211,585	223,119
FHLMC	5.00	4-1-2019	239,423	252,745
FHLMC	5.00	6-1-2019	334,179	355,410
FHLMC	5.00	8-1-2019	1,200,048	1,276,201
FHLMC	5.00	10-1-2019	436,062	461,472
FHLMC	5.00	2-1-2020	1,267,393	1,347,536
FHLMC	5.00	8-1-2040	3,184,837	3,550,999
FHLMC	5.50	7-1-2035	8,105,433	9,105,910
FHLMC	5.50	12-1-2038	5,331,382	5,953,406
FHLMC	6.00	1-1-2024	3,165,257	3,472,244
FHLMC	6.00	10-1-2032	67,832	77,650
FHLMC	6.00	5-25-2043	6,668,020	7,703,977
FHLMC ±	6.38	1-1-2026	78,108	80,841
FHLMC	6.50	4-1-2018	19,987	20,798
FHLMC	6.50	4-1-2021	36,979	38,734
FHLMC	6.50	4-1-2022	122,090	139,156
FHLMC	6.50	9-1-2028	37,968	43,724
FHLMC	6.50	9-1-2028	23,159	26,396
FHLMC	6.50	7-1-2031	6	7
FHLMC	6.50	8-1-2037	213,461	234,294
FHLMC	7.00	12-1-2023	6,113	7,043
FHLMC	7.00	5-1-2024	11,081	11,340
FHLMC	7.00	12-1-2026	4,238	4,560
FHLMC	7.00	12-1-2026	349	350
FHLMC	7.00	12-1-2026	862	973
FHLMC	7.00	4-1-2029	3,121	3,446
FHLMC	7.00	4-1-2029	1,723	1,730
FHLMC	7.00	5-1-2029	22,384	25,506
FHLMC	7.00	4-1-2032	196,357	230,571
FHLMC	7.50	11-1-2031	294,355	354,461
FHLMC	7.50	4-1-2032	245,996	293,028
FHLMC	8.00	2-1-2017	6,146	6,416
FHLMC	8.00	8-1-2023	29,951	32,735

2	Wells Fargo Advantage Government Securities Fund	Portfolio of investments—February 28, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FHLMC	8.00%	6-1-2024	$8,444	$9,635
FHLMC	8.00	6-1-2024	3,862	3,997
FHLMC	8.00	6-1-2024	12,168	13,600
FHLMC	8.00	8-1-2026	26,007	32,023
FHLMC	8.00	11-1-2026	28,348	34,991
FHLMC	8.00	11-1-2028	20,436	24,133
FHLMC	8.50	7-1-2022	4,969	5,569
FHLMC	8.50	12-1-2025	17,537	20,416
FHLMC	8.50	5-1-2026	2,779	3,172
FHLMC	8.50	8-1-2026	6,655	6,975
FHLMC	8.50	8-1-2026	25,627	25,764
FHLMC	9.00	6-1-2016	1,396	1,410
FHLMC	9.00	1-1-2017	4,996	5,054
FHLMC	9.00	4-1-2017	7,739	8,008
FHLMC	9.00	11-1-2018	27,781	28,169
FHLMC	9.00	8-1-2019	435	466
FHLMC	9.00	8-1-2019	80	81
FHLMC	9.00	12-1-2019	191	209
FHLMC	9.00	1-1-2020	21	21
FHLMC	9.00	2-1-2020	134	147
FHLMC	9.00	3-1-2020	1,904	1,943
FHLMC	9.00	3-1-2020	260	271
FHLMC	9.00	9-1-2020	204	224
FHLMC	9.00	9-1-2020	743	775
FHLMC	9.00	12-1-2020	61	63
FHLMC	9.00	3-1-2021	4,311	4,734
FHLMC	9.00	4-1-2021	3,496	3,613
FHLMC	9.00	4-1-2021	248	281
FHLMC	9.00	4-1-2021	39,952	41,953
FHLMC	9.00	7-1-2021	4,644	4,670
FHLMC	9.00	7-1-2021	4,027	4,186
FHLMC	9.00	8-1-2021	579	659
FHLMC	9.00	7-1-2022	623	635
FHLMC	9.00	9-1-2024	1,549	1,732
FHLMC	9.50	9-1-2016	17	18
FHLMC	9.50	10-1-2016	130	135
FHLMC	9.50	8-1-2018	30	30
FHLMC	9.50	8-1-2019	150	164
FHLMC	9.50	2-1-2020	7	8
FHLMC	9.50	6-1-2020	75	83
FHLMC	9.50	8-1-2020	309	342
FHLMC	9.50	9-1-2020	20	20
FHLMC	9.50	9-1-2020	4,544	4,879
FHLMC	9.50	9-1-2020	50	56
FHLMC	9.50	10-1-2020	71	79
FHLMC	9.50	10-1-2020	39	43
FHLMC	9.50	11-1-2020	84	94
FHLMC	9.50	5-1-2021	244	276
FHLMC	9.50	9-17-2022	552,827	594,012
FHLMC	9.50	4-1-2025	61,107	70,599

Portfolio of investments—February 28, 2015 (unaudited)	Wells Fargo Advantage Government Securities Fund	3

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FHLMC	10.00%	8-1-2017	$12	$12
FHLMC	10.00	1-1-2019	12	13
FHLMC	10.00	8-1-2019	2	2
FHLMC	10.00	12-1-2019	249	277
FHLMC	10.00	3-1-2020	24	26
FHLMC	10.00	6-1-2020	33	37
FHLMC	10.00	7-1-2020	11	11
FHLMC	10.00	8-1-2020	38	43
FHLMC	10.00	10-1-2021	57,300	63,313
FHLMC	10.00	8-17-2022	235,094	254,055
FHLMC	10.00	2-17-2025	607,931	692,322
FHLMC	10.50	2-1-2019	23	23
FHLMC	10.50	5-1-2019	91	93
FHLMC	10.50	6-1-2019	9	10
FHLMC	10.50	8-1-2019	15,962	17,708
FHLMC	10.50	12-1-2019	18,074	18,425
FHLMC	10.50	5-1-2020	4,744	4,847
FHLMC	10.50	5-1-2020	32,352	36,052
FHLMC	10.50	8-1-2020	31,496	33,007
FHLMC	10.50	8-1-2020	13,665	13,824
FHLMC Series 16 Class D	10.00	10-15-2019	10,479	11,101
FHLMC Series 2758 Class FH ±	0.52	3-15-2019	2,716,125	2,724,121
FHLMC Series 2882 Class TF ±	0.42	10-15-2034	2,258,198	2,264,081
FHLMC Series 3221 Class VA	5.00	9-15-2017	3,701,516	3,770,530
FHLMC Series 3706 Class C	2.00	8-15-2020	4,843,960	4,907,788
FHLMC Series 3767 Class PD	4.00	7-15-2040	375,857	390,331
FHLMC Series 3948 Class DA	3.00	12-15-2024	979,105	1,012,502
FHLMC Series K020 Class X1 ±(c)	1.46	5-25-2022	47,857,164	4,065,897
FHLMC Series T-15 Class A6 ±	0.57	11-25-2028	234,920	231,814
FHLMC Series T-23 Class A ±	0.45	5-25-2030	1,003,864	975,803
FHLMC Series T-35 Class A ±	0.45	9-25-2031	1,044,003	978,714
FHLMC Series T-42 Class A6	9.50	2-25-2042	1,245,864	1,541,895
FHLMC Series T-55 Class 2A1 ±	2.68	3-25-2043	638,612	640,831
FHLMC Series T-57 Class 1A1	6.50	7-25-2043	1,627,471	1,910,270
FHLMC Series T-57 Class 2A1 ±	3.26	7-25-2043	3,270,163	3,391,450
FHLMC Series T-67 Class 1A1C ±	2.92	3-25-2036	1,687,520	1,783,494
FHLMC Series T-67 Class 2A1C ±	2.95	3-25-2036	3,119,783	3,243,757
FHLMC Series T-75 Class A1 ±	0.21	12-25-2036	5,702,414	5,671,883
FNMA ±	1.83	1-1-2043	2,085,529	2,151,404
FNMA ±	2.00	5-1-2036	2,326,219	2,460,426
FNMA ±	2.07	12-1-2035	1,771,903	1,886,689
FNMA ±	2.11	5-1-2036	3,407,269	3,580,861
FNMA ±	2.25	8-1-2036	2,969,276	3,170,678
FNMA ±	2.27	4-1-2032	126,677	129,364
FNMA ±	2.31	9-1-2031	94,183	99,896
FNMA ±	2.31	11-1-2031	204,589	214,982
FNMA ±	2.34	6-1-2032	172,376	181,997
FNMA ±	2.36	9-1-2036	1,613,923	1,741,349
FNMA ±	2.36	12-1-2034	1,776,734	1,894,518
FNMA ±	2.38	12-1-2040	86,549	91,883

4	Wells Fargo Advantage Government Securities Fund	Portfolio of investments—February 28, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA ±	2.40%	9-1-2031	$459,904	$483,265
FNMA ±	2.42	6-1-2034	792,983	837,138
FNMA	2.50	4-25-2039	346,789	349,265
FNMA ±	2.54	10-1-2027	265,753	278,266
FNMA ±	2.61	9-1-2027	638,832	682,448
FNMA	2.63	9-6-2024	16,000,000	16,457,008
FNMA ±	2.95	7-1-2026	447,712	476,914
FNMA ±	3.00	5-1-2036	1,344,013	1,431,749
FNMA	3.00	4-1-2022	1,246,711	1,307,158
FNMA %%	3.00	3-18-2030	18,235,000	19,090,479
FNMA %%	3.00	3-12-2045	85,745,000	87,342,669
FNMA ±	3.11	2-1-2027	792,535	806,301
FNMA	3.21	3-1-2015	984,753	984,244
FNMA ±	3.22	1-1-2033	46,092	47,220
FNMA ±	3.36	4-1-2033	80,673	84,009
FNMA %%	3.50	3-18-2030	15,180,000	16,095,946
FNMA %%	3.50	3-12-2045	50,820,000	53,257,774
FNMA ±	3.90	9-1-2028	281,909	299,034
FNMA	4.00	5-1-2021	1,190,579	1,259,692
FNMA %%	4.00	3-18-2030	12,615,000	13,342,136
FNMA %%	4.00	3-12-2045	52,050,000	55,652,839
FNMA ±	4.11	7-1-2033	161,120	166,223
FNMA	4.50	12-1-2018	918,449	964,009
FNMA	4.50	1-1-2026	11,305,000	11,878,641
FNMA %%	4.50	3-12-2045	59,157,000	64,287,024
FNMA	4.68	2-1-2020	3,249,975	3,632,918
FNMA	4.79	5-1-2019	2,155,311	2,393,006
FNMA	5.00	12-1-2018	690,338	727,588
FNMA	5.00	6-1-2019	650,323	685,414
FNMA	5.00	6-1-2023	1,572,266	1,694,984
FNMA	5.00	3-1-2034	1,205,650	1,343,821
FNMA	5.00	8-1-2040	23,633,250	26,385,000
FNMA	5.22	10-1-2015	3,175,961	3,225,557
FNMA	5.30	4-1-2017	6,265,835	6,607,275
FNMA	5.38	5-1-2017	707,717	749,799
FNMA	5.39	1-1-2024	2,525,484	2,898,472
FNMA	5.50	6-1-2016	92,238	97,460
FNMA	5.50	11-1-2023	208,397	226,274
FNMA	5.50	1-1-2025	807,278	876,142
FNMA	5.50	1-1-2025	188,177	203,435
FNMA	5.50	8-1-2033	7,899,647	8,931,296
FNMA	5.50	9-1-2033	4,038,808	4,567,111
FNMA	5.50	9-1-2033	1,768,922	1,999,526
FNMA	5.50	8-1-2035	1,429,750	1,610,071
FNMA	5.50	1-1-2037	1,527,417	1,718,783
FNMA	5.55	5-1-2016	3,045,287	3,187,811
FNMA	5.55	9-1-2019	1,468,002	1,521,684
FNMA	5.61	2-1-2021	2,535,032	2,776,234
FNMA	5.63	2-1-2018	1,069,964	1,182,405
FNMA	5.67	3-1-2016	6,034,833	6,260,489

Portfolio of investments—February 28, 2015 (unaudited)	Wells Fargo Advantage Government Securities Fund	5

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA	5.67%	11-1-2021	$5,460,662	$5,851,283
FNMA	5.70	3-1-2016	921,099	955,692
FNMA	5.75	5-1-2021	3,466,024	3,931,676
FNMA	5.79	10-1-2017	1,061,645	1,168,229
FNMA	5.95	6-1-2024	1,753,899	2,072,667
FNMA	6.00	5-1-2016	27,524	28,035
FNMA	6.00	3-1-2024	148,183	168,363
FNMA	6.00	2-1-2035	2,168,022	2,432,391
FNMA	6.00	11-1-2037	1,318,996	1,499,985
FNMA %%	6.00	3-12-2045	15,585,000	17,723,980
FNMA	6.08	1-1-2019	586,839	606,848
FNMA	6.50	6-1-2017	84,151	86,997
FNMA	6.50	1-1-2024	80,978	92,596
FNMA	6.50	3-1-2028	42,631	47,347
FNMA	6.50	12-1-2029	475,022	552,375
FNMA	6.50	11-1-2031	114,156	132,458
FNMA	6.50	7-1-2036	874,641	1,000,125
FNMA	6.50	7-1-2036	602,288	688,698
FNMA	6.50	7-25-2042	2,269,543	2,569,179
FNMA	6.65	5-1-2016	1,383,341	1,466,560
FNMA	7.00	11-1-2026	14,598	17,075
FNMA	7.00	9-1-2031	5,859	5,903
FNMA	7.00	1-1-2032	6,736	7,742
FNMA	7.00	2-1-2032	151,419	182,596
FNMA	7.00	2-1-2032	8,193	8,492
FNMA	7.00	10-1-2032	358,981	404,883
FNMA	7.00	2-1-2034	3,270	3,761
FNMA	7.00	4-1-2034	296,577	354,888
FNMA	7.00	1-1-2036	6,842	7,279
FNMA	7.00	9-1-2036	308,087	355,211
FNMA	7.50	9-1-2031	145,598	182,148
FNMA	7.50	11-25-2031	742,410	864,287
FNMA	7.50	2-1-2032	51,077	62,139
FNMA	7.50	10-1-2037	2,077,150	2,364,165
FNMA	8.00	5-1-2027	57,069	60,158
FNMA	8.00	10-1-2027	11,168	11,317
FNMA	8.00	6-1-2028	8,452	9,656
FNMA	8.00	2-1-2030	183,263	212,175
FNMA	8.00	7-1-2031	1,912,003	2,344,655
FNMA	8.50	5-1-2017	163,367	171,911
FNMA	8.50	5-1-2017	2,762	2,903
FNMA	8.50	8-1-2024	34,517	39,042
FNMA	8.50	5-1-2026	213,363	243,519
FNMA	8.50	7-1-2026	31,912	34,316
FNMA	8.50	8-1-2026	16,160	16,587
FNMA	8.50	9-1-2026	171	172
FNMA	8.50	10-1-2026	368	388
FNMA	8.50	10-1-2026	8,828	8,872
FNMA	8.50	10-1-2026	35,039	35,783
FNMA	8.50	11-1-2026	11,295	12,093

6	Wells Fargo Advantage Government Securities Fund	Portfolio of investments—February 28, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA	8.50%	11-1-2026	$34,769	$36,000
FNMA	8.50	12-1-2026	22,446	25,858
FNMA	8.50	12-1-2026	328	330
FNMA	8.50	12-1-2026	249,755	301,221
FNMA	8.50	2-1-2027	409	462
FNMA	8.50	2-1-2027	8,785	8,890
FNMA	8.50	3-1-2027	1,287	1,487
FNMA	8.50	3-1-2027	2,925	2,940
FNMA	8.50	6-1-2027	260,110	298,807
FNMA	8.50	7-1-2029	948	953
FNMA	9.00	3-1-2021	33,057	35,637
FNMA	9.00	6-1-2021	203	227
FNMA	9.00	7-1-2021	53,098	58,314
FNMA	9.00	8-1-2021	276	313
FNMA	9.00	10-1-2021	34,283	35,489
FNMA	9.00	1-1-2025	23,199	26,671
FNMA	9.00	1-1-2025	2,853	2,922
FNMA	9.00	2-1-2025	8,813	8,860
FNMA	9.00	3-1-2025	336	338
FNMA	9.00	3-1-2025	1,531	1,540
FNMA	9.00	3-1-2025	3,943	4,169
FNMA	9.00	4-1-2025	3,544	3,563
FNMA	9.00	7-1-2028	41,898	46,051
FNMA	9.50	11-1-2020	194	218
FNMA	9.50	12-15-2020	58,765	65,471
FNMA	9.50	1-1-2021	27,308	28,712
FNMA	9.50	6-1-2022	3,954	4,026
FNMA	9.50	7-1-2028	60,556	64,267
FNMA	10.00	12-1-2020	81,793	90,858
FNMA	11.00	2-1-2019	9,598	9,711
FNMA	11.00	10-15-2020	3,361	3,441
FNMA	11.25	2-1-2016	596	599
FNMA Series 161 Class 2 (c)	8.50	7-25-2022	66,812	16,350
FNMA Series 1988-2 Class Z	10.10	2-25-2018	2,243	2,283
FNMA Series 1988-7 Class Z	9.25	4-25-2018	21,471	23,155
FNMA Series 1989-10 Class Z	9.50	3-25-2019	163,526	180,757
FNMA Series 1989-100 Class Z	8.75	12-25-2019	89,531	98,763
FNMA Series 1989-12 Class Y	10.00	3-25-2019	209,293	230,689
FNMA Series 1989-22 Class G	10.00	5-25-2019	166,107	185,980
FNMA Series 1989-63 Class Z	9.40	10-25-2019	21,351	23,026
FNMA Series 1989-98 Class E	9.20	12-25-2019	50,670	55,383
FNMA Series 1990-144 Class W	9.50	12-25-2020	112,304	127,154
FNMA Series 1990-75 Class Z	9.50	7-25-2020	131,445	148,480
FNMA Series 1990-84 Class Y	9.00	7-25-2020	27,707	30,796
FNMA Series 1990-96 Class Z	9.67	8-25-2020	180,228	204,538
FNMA Series 1991-5 Class Z	8.75	1-25-2021	41,278	45,662
FNMA Series 1991-85 Class Z	8.00	6-25-2021	105,728	114,037
FNMA Series 1992-45 Class Z	8.00	4-25-2022	142,558	163,314
FNMA Series 1999-W6 Class A ±	9.13	9-25-2028	16,832	17,671
FNMA Series 2000-T6 Class A2	9.50	6-25-2030	1,186,685	1,345,918

Portfolio of investments—February 28, 2015 (unaudited)	Wells Fargo Advantage Government Securities Fund	7

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA Series 2001-T10 Class A3	9.50%	12-25-2041	$1,808,259	$2,087,894
FNMA Series 2001-T12 Class A3	9.50	8-25-2041	452,715	528,673
FNMA Series 2001-T4 Class A1	7.50	7-25-2041	1,089,116	1,302,865
FNMA Series 2001-T8 Class A3 ±	3.63	7-25-2041	1,224,767	1,257,313
FNMA Series 2002-T12 Class A5 ±	3.48	10-25-2041	1,507,487	1,550,861
FNMA Series 2002-T19 Class A1	6.50	7-25-2042	6,195,378	7,068,338
FNMA Series 2002-T5 Class A1 ±	0.41	5-25-2032	385,208	379,426
FNMA Series 2002-W4 Class A4	6.25	5-25-2042	1,013,272	1,122,274
FNMA Series 2003-T2 Class A1 ±	0.45	3-25-2033	410,829	398,618
FNMA Series 2003-W1 Class 1A1 ±	5.84	12-25-2042	959,007	1,074,441
FNMA Series 2003-W11 Class A1 ±	3.46	6-25-2033	124,514	130,554
FNMA Series 2003-W3 Class 1A4 ±	3.40	8-25-2042	3,852,298	4,298,872
FNMA Series 2003-W5 Class A ±	0.39	4-25-2033	635,327	622,844
FNMA Series 2003-W6 Class 6A ±	3.09	8-25-2042	2,717,007	2,938,119
FNMA Series 2003-W6 Class PT4 ±	8.82	10-25-2042	2,389,426	2,831,893
FNMA Series 2003-W8 Class PT1 ±	9.86	12-25-2042	972,913	1,118,154
FNMA Series 2003-W9 Class A ±	0.41	6-25-2033	161,644	156,012
FNMA Series 2004-79 Class FA ±	0.46	8-25-2032	1,428,516	1,429,819
FNMA Series 2004-T1 Class 1A2	6.50	1-25-2044	928,892	1,065,185
FNMA Series 2004-W1 Class 2A2	7.00	12-25-2033	2,117,636	2,488,643
FNMA Series 2004-W15 Class 1A3	7.00	8-25-2044	1,726,826	1,996,354
FNMA Series 2005-71 Class DB	4.50	8-25-2025	1,787,521	1,915,618
FNMA Series 2006-M2 Class A2F ±	5.26	5-25-2020	6,790,390	7,488,965
FNMA Series 2007-2 Class FA ±	0.37	2-25-2037	142,117	142,175
FNMA Series 2007-W10 Class 2A ±	6.30	8-25-2047	975,185	1,106,014
FNMA Series 2009-108 Class DE	4.50	8-25-2027	63,559	63,889
FNMA Series 2009-3 Class HL	5.00	2-25-2039	729,416	754,989
FNMA Series 2011-15 Class HI (c)	5.50	3-25-2026	3,037,671	274,181
FNMA Series 2011-42 Class A	3.00	2-25-2024	1,276,477	1,319,363
FNMA Series 265 Class 2	9.00	3-25-2024	176,359	205,779
FNMA Series G-8 Class E	9.00	4-25-2021	140,312	156,703
FNMA Series G92-30 Class Z	7.00	6-25-2022	253,466	274,632
FNMA Series G93-39 Class ZQ	6.50	12-25-2023	2,700,115	2,983,206
GNMA ±	3.00	8-20-2020	189,922	200,551
GNMA ±	3.00	11-20-2020	127,643	134,155
GNMA	4.00	1-20-2045	17,374,613	18,549,547
GNMA	5.00	7-20-2040	7,843,352	8,775,574
GNMA	6.00	8-20-2034	336,266	380,188
GNMA	6.50	12-15-2025	42,463	48,588
GNMA	6.50	5-15-2029	2,482	2,840
GNMA	6.50	5-15-2031	2,584	2,974
GNMA	6.50	9-20-2033	93,693	113,882
GNMA	7.00	12-15-2022	47,953	52,645
GNMA	7.00	5-15-2026	5,006	5,594
GNMA	7.00	3-15-2028	71,376	79,590
GNMA	7.00	1-15-2031	477	493
GNMA	7.00	4-15-2031	1,260	1,304
GNMA	7.00	8-15-2031	22,082	23,472
GNMA	7.00	3-15-2032	16,440	16,970
GNMA	7.34	10-20-2021	58,426	60,717

8	Wells Fargo Advantage Government Securities Fund	Portfolio of investments—February 28, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
GNMA	7.34%	12-20-2021	$20,774	$20,866
GNMA	7.34	2-20-2022	17,935	18,014
GNMA	7.34	4-20-2022	25,429	25,541
GNMA	7.34	9-20-2022	41,261	43,972
GNMA	8.00	4-15-2023	280	281
GNMA	8.00	6-15-2023	6,504	7,267
GNMA	8.00	12-15-2023	450,152	524,953
GNMA	8.00	2-15-2024	1,247	1,400
GNMA	8.00	9-15-2024	4,782	5,012
GNMA	8.00	6-15-2025	93	93
GNMA	8.35	4-15-2020	340,006	377,141
GNMA	8.40	5-15-2020	182,557	203,029
GNMA	8.50	7-15-2016	476	479
GNMA	9.00	12-15-2016	2,721	2,736
GNMA	9.50	10-20-2019	71,992	78,193
GNMA	10.00	12-15-2018	6,742	6,786
GNMA	12.50	4-15-2019	302	303
GNMA Series 2002-53 Class IO ±(c)	0.00	4-16-2042	4,258,195	43
GNMA Series 2005-23 Class IO ±(c)	0.36	6-17-2045	13,984,294	151,730
GNMA Series 2006-32 Class C ±	5.26	11-16-2038	11,398,849	12,003,638
GNMA Series 2006-32 Class XM ±(c)	0.01	11-16-2045	17,789,362	33,675
GNMA Series 2006-68 Class D ±	5.31	12-16-2037	12,520,000	13,695,102
GNMA Series 2007-35 Class NF ±	0.27	10-16-2035	4,227,359	4,225,838
GNMA Series 2007-44 Class FP ±	0.34	3-20-2036	1,275,587	1,275,554
GNMA Series 2007-69 Class D ±	5.25	6-16-2041	1,000,000	1,063,020
GNMA Series 2008-22 Class XM ±(c)	0.60	2-16-2050	45,802,343	1,530,394
GNMA Series 2011-33 Class CH	4.18	10-16-2052	717,490	726,922
SBA (a)(c)(i)	1.30	2-15-2018	193,872	3,463
SBA Series 1992-6 Class A (a)(c)(i)	2.09	10-15-2017	249,200	6,726
TVA	5.38	4-1-2056	3,670,000	4,908,353

Total Agency Securities (Cost $905,221,395)				924,235,786

Municipal Obligations: 0.61%

Texas: 0.61%
San Antonio TX Retama Development Corporation (Miscellaneous Revenue)	10.00	12-15-2020	5,405,000	7,800,280

Total Municipal Obligations (Cost $6,665,706)				7,800,280

Non-Agency Mortgage-Backed Securities: 5.85%
Citigroup Commercial Mortgage Trust Series 2005-CD1 Class A4 ±	5.23	7-15-2044	9,285	9,374
Citigroup Commercial Mortgage Trust Series 2006-C4 Class A3 ±	5.77	3-15-2049	8,876,687	9,204,148
Citigroup Commercial Mortgage Trust Series 2006-C5 Class A4	5.43	10-15-2049	11,280,000	11,876,069
Citigroup Commercial Mortgage Trust Series 2015-GC27 Class A5	3.14	2-10-2048	6,130,000	6,211,180
GAHR Commercial Mortgage Trust Series 2015-NRF Class AFX 144A	3.23	12-15-2019	4,195,000	4,323,671
GE Capital Commercial Mortgage Corporation Series 2005-C3 Class A7A ±	4.97	7-10-2045	9,360,000	9,384,898
GS Mortgage Securities Trust Series 2013-G1 Class A2 144A±	3.56	4-10-2031	5,349,842	5,418,266
Lehman Brothers UBS Commercial Mortgage Trust Series 2006-C1 Class A4	5.16	2-15-2031	12,811,647	13,068,124
Morgan Stanley Capital I Series 2006-HQ8 Class A4 ±	5.41	3-12-2044	2,284,101	2,327,195
NCUA Guaranteed Notes Program Series 2010-C1 Class APT	2.65	10-29-2020	7,879,471	7,974,135
NCUA Guaranteed Notes Program Series 2011-R4 Class 1A ±	0.55	3-6-2020	2,307,362	2,313,179

Portfolio of investments—February 28, 2015 (unaudited)	Wells Fargo Advantage Government Securities Fund	9

Security name	Interest rate	Maturity date	Principal	Value

Non-Agency Mortgage-Backed Securities (continued)
NCUA Guaranteed Notes Program Series 2011-R6 Class 1A ±	0.55%	5-7-2020	$1,124,006	$1,124,687
Vendee Mortgage Trust Series 1995-1 Class 4 ±	8.77	2-15-2025	373,719	427,528
Vendee Mortgage Trust Series 1995-2C Class 3A	8.79	6-15-2025	486,466	580,836

Total Non-Agency Mortgage-Backed Securities (Cost $75,867,231)				74,243,290

U.S. Treasury Securities: 50.01%
U.S. Treasury Bond	2.75	8-15-2042	16,720,000	17,221,600
U.S. Treasury Bond	3.00	11-15-2044	5,965,000	6,469,693
U.S. Treasury Bond	3.75	8-15-2041	17,565,000	21,641,995
U.S. Treasury Bond	4.50	2-15-2036	7,475,000	10,083,655
U.S. Treasury Bond	4.63	2-15-2040	20,150,000	27,912,465
U.S. Treasury Bond	6.25	8-15-2023	16,335,000	21,913,141
U.S. Treasury Bond	7.25	8-15-2022	4,685,000	6,478,844
U.S. Treasury Note ±##	0.07	1-31-2016	130,990,000	130,986,987
U.S. Treasury Note ##	0.25	9-30-2015	114,015,000	114,077,366
U.S. Treasury Note	0.25	12-31-2015	56,000,000	56,008,736
U.S. Treasury Note ##	0.38	3-15-2015	89,940,000	89,947,015
U.S. Treasury Note ##	0.38	11-15-2015	81,495,000	81,615,939
U.S. Treasury Note	1.00	8-31-2016	12,240,000	12,340,405
U.S. Treasury Note	1.38	2-28-2019	37,735,000	37,790,996

Total U.S. Treasury Securities (Cost $621,132,986)				634,488,837

Yankee Corporate Bonds and Notes: 1.56%

Financials: 1.56%

Banks: 1.56%
Bank of Nova Scotia 144A	1.65	10-29-2015	13,235,000	13,343,249
Royal Bank of Canada Incorporated	2.00	10-1-2018	6,370,000	6,452,765

Total Yankee Corporate Bonds and Notes (Cost $19,598,373)				19,796,014

	Yield		Shares

Short-Term Investments: 0.33%

Investment Companies: 0.20%
Wells Fargo Advantage Government Money Market Fund, Institutional Class (l)(u)##	0.01		2,598,477	2,598,477

			Principal
U.S. Treasury Securities: 0.13%
U.S. Treasury Bill (z)#	0.01	3-19-2015	$1,600,000	1,599,989

Total Short-Term Investments (Cost $4,198,457)				4,198,466

Total investments in securities (Cost $1,632,684,148) *	131.20%	1,664,762,673
Other assets and liabilities, net	(31.20)	(395,905,819)

Total net assets	100.00%	$1,268,856,854

10	Wells Fargo Advantage Government Securities Fund	Portfolio of investments—February 28, 2015 (unaudited)

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

±	Variable rate investment. The rate shown is the rate in effect at period end.

%%	The security is issued on a when-issued basis.

¤	The security is issued in zero coupon form with no periodic interest payments.

(c)	Investment in an interest-only security entitles holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. The rate represents the coupon rate.

(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.

(i)	Illiquid security

(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

##	All or a portion of this security is segregated for when-issued securities.

(z)	Zero coupon security. The rate represents the current yield to maturity.

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

*	Cost for federal income tax purposes is $1,633,676,021 and unrealized gains (losses) consists of:

Gross unrealized gains	$39,360,419
Gross unrealized losses	(8,273,767)

Net unrealized gains	$31,086,652

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMEENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that have been implemented since the registrant’s last provided disclosure in response to the requirements of this Item.

ITEM 11.	CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS

(a)(1) Not applicable.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Funds Trust

By:	/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date:	April 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Wells Fargo Funds Trust

By:	/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date:	April 24, 2015

By:	/s/ Nancy Wiser

Nancy Wiser
Treasurer

Date:	April 24, 2015